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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Aggregate Bond Portfolio

Voya Global Bond Portfolio

Voya Index Solution Income Portfolio

Voya Index Solution 2015 Portfolio

Voya Index Solution 2020 Portfolio

Voya Index Solution 2025 Portfolio

Voya Index Solution 2030 Portfolio

Voya Index Solution 2035 Portfolio

Voya Index Solution 2040 Portfolio

Voya Index Solution 2045 Portfolio

Voya Index Solution 2050 Portfolio

Voya Index Solution 2055 Portfolio

Voya Index Solution 2060 Portfolio

Voya Solution Aggressive Portfolio

Voya Solution Balanced Portfolio

Voya Solution Conservative Portfolio

Voya Solution Income Portfolio

Voya Solution Moderately Aggressive Portfolio

Voya Solution Moderately Conservative Portfolio

Voya Solution 2015 Portfolio

Voya Solution 2020 Portfolio

Voya Solution 2025 Portfolio

Voya Solution 2030 Portfolio

Voya Solution 2035 Portfolio

Voya Solution 2040 Portfolio

Voya Solution 2045 Portfolio

Voya Solution 2050 Portfolio

Voya Solution 2055 Portfolio

Voya Solution 2060 Portfolio

VY® American Century Small-Mid Cap Value Portfolio

VY® Baron Growth Portfolio

VY® Columbia Contrarian Core Portfolio

VY® Columbia Small Cap Value II Portfolio

VY® Fidelity® VIP Contrafund® Portfolio

VY® Fidelity® VIP Equity-Income Portfolio

VY® Fidelity® VIP Mid Cap Portfolio

VY® Invesco Comstock Portfolio

VY® Invesco Equity and Income Portfolio

VY® JPMorgan Mid Cap Value Portfolio

VY® Oppenheimer Global Portfolio

VY® Pioneer High Yield Portfolio

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® T. Rowe Price Growth Equity Portfolio

VY® Templeton Foreign Equity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.6%
		Basic Materials: 1.2%
370,000		Agrium, Inc., 3.375%, 03/15/25	$370,634	0.1
570,000		Agrium, Inc., 5.250%, 01/15/45	644,872	0.1
555,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	638,212	0.1
283,000	#	Braskem Finance Ltd., 7.000%, 05/07/20	287,245	0.0
1,800,000	#,L	CSN Islands XI Corp., 6.875%, 09/21/19	1,620,000	0.3
1,089,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	1,118,618	0.2
702,000		LYB International Finance BV, 4.000%, 07/15/23	745,972	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/23	1,042,500	0.2
788,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	822,475	0.1
			7,290,528	1.2

		Communications: 5.3%
716,000		Amazon.com, Inc., 4.950%, 12/05/44	784,349	0.1
937,000	L	AT&T, Inc., 3.900%, 03/11/24	985,036	0.2
765,000		AT&T, Inc., 4.800%, 06/15/44	787,818	0.1
669,000		CBS Corp., 2.300%, 08/15/19	669,792	0.1
968,000		CBS Corp., 3.700%, 08/15/24	998,691	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,013,750	0.2
1,000,000		CenturyLink, Inc., 5.800%, 03/15/22	1,046,250	0.2
1,277,000	#	Cox Communications, Inc., 3.850%, 02/01/25	1,315,694	0.2
1,000,000	#	CSC Holdings, LLC, 5.250%, 06/01/24	1,022,500	0.2
1,268,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	1,309,036	0.2
1,000,000		DISH DBS Corp., 5.000%, 03/15/23	974,800	0.2
941,000		eBay, Inc., 3.450%, 08/01/24	932,876	0.1
1,000,000		Equinix, Inc., 5.375%, 04/01/23	1,043,000	0.2
1,000,000		Gannett Co., Inc., 6.375%, 10/15/23	1,088,750	0.2
1,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	948,750	0.2
903,000	L	Motorola Solutions, Inc., 4.000%, 09/01/24	934,912	0.1
608,000		21st Century Fox America, Inc., 3.000%, 09/15/22	616,348	0.1
1,000,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	1,022,500	0.2
800,000		Sprint Nextel Corp., 9.125%, 03/01/17	876,000	0.1
1,209,000		Time Warner Cable, Inc., 5.875%, 11/15/40	1,451,288	0.2
1,044,000		Time Warner, Inc., 4.050%, 12/15/23	1,119,499	0.2
779,000		Time Warner, Inc., 5.350%, 12/15/43	912,672	0.1
1,000,000		T-Mobile USA, Inc., 6.731%, 04/28/22	1,056,250	0.2
800,000		Verizon Communications, Inc., 3.000%, 11/01/21	817,414	0.1
1,920,000		Verizon Communications, Inc., 3.500%, 11/01/24	1,968,845	0.3
1,853,000		Verizon Communications, Inc., 4.150%, 03/15/24	1,992,021	0.3
1,939,000		Verizon Communications, Inc., 5.150%, 09/15/23	2,224,580	0.4
1,951,000		Viacom, Inc., 3.875%, 04/01/24	2,011,021	0.3
719,000		WPP Finance 2010, 3.750%, 09/19/24	751,674	0.1
			32,676,116	5.3

		Consumer, Cyclical: 0.8%
82,103		CVS Pass-Through Trust, 6.943%, 01/10/30	102,251	0.0
684,000		Ford Motor Co., 4.750%, 01/15/43	750,936	0.1
1,000,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/24	1,033,826	0.2
445,000		General Motors Co., 4.875%, 10/02/23	484,033	0.1
697,000		Johnson Controls, Inc., 4.625%, 07/02/44	750,685	0.1
676,000		Kohl's Corp., 4.750%, 12/15/23	743,819	0.1
576,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	587,605	0.1
717,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	742,803	0.1
			5,195,958	0.8

		Consumer, Non-cyclical: 7.0%
774,000		Actavis Funding SCS, 3.450%, 03/15/22	793,927	0.1
511,000		Actavis Funding SCS, 3.800%, 03/15/25	528,008	0.1
1,452,000		Actavis Funding SCS, 3.850%, 06/15/24	1,502,660	0.2
1,149,000		Altria Group, Inc., 2.625%, 01/14/20	1,167,171	0.2

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
590,000		AmerisourceBergen Corp., 3.250%, 03/01/25	$599,095	0.1
1,000,000		Amsurg Corp., 5.625%, 07/15/22	1,027,500	0.2
914,000	#	Bayer US Finance LLC, 2.375%, 10/08/19	930,409	0.1
633,000		Becton Dickinson and Co., 1.800%, 12/15/17	638,136	0.1
633,000		Becton Dickinson and Co., 2.675%, 12/15/19	648,408	0.1
438,000		Becton Dickinson and Co., 3.734%, 12/15/24	459,690	0.1
600,000		Cardinal Health, Inc., 2.400%, 11/15/19	607,839	0.1
1,102,000		Celgene Corp., 2.250%, 05/15/19	1,114,251	0.2
629,000		Celgene Corp., 3.625%, 05/15/24	654,945	0.1
1,000,000		Constellation Brands, Inc., 4.250%, 05/01/23	1,031,250	0.2
732,000		Express Scripts Holding Co., 3.500%, 06/15/24	755,056	0.1
989,000		General Mills, Inc., 2.200%, 10/21/19	998,364	0.2
625,000		Gilead Sciences, Inc., 3.500%, 02/01/25	660,965	0.1
1,000,000		HCA, Inc., 5.875%, 03/15/22	1,107,500	0.2
1,000,000		HJ Heinz Co., 4.250%, 10/15/20	1,027,250	0.2
503,000	#	JM Smucker Co, 3.500%, 03/15/25	518,174	0.1
1,203,000		Kroger Co., 2.300%, 01/15/19	1,221,548	0.2
633,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	644,580	0.1
982,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	989,262	0.2
620,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	628,575	0.1
728,000		McKesson Corp., 2.284%, 03/15/19	736,852	0.1
1,055,000		McKesson Corp., 3.796%, 03/15/24	1,115,185	0.2
1,802,000	#	Medtronic, Inc., 3.500%, 03/15/25	1,887,754	0.3
607,000	#	Medtronic, Inc., 4.375%, 03/15/35	664,181	0.1
692,000	#	Medtronic, Inc., 4.625%, 03/15/45	786,461	0.1
610,000		Merck & Co., Inc., 1.850%, 02/10/20	613,758	0.1
1,002,000		Merck & Co., Inc., 2.350%, 02/10/22	1,003,755	0.2
670,000		Merck & Co., Inc., 2.750%, 02/10/25	670,894	0.1
1,435,000		Perrigo Finance plc, 3.900%, 12/15/24	1,488,484	0.2
702,000		Pfizer, Inc., 3.400%, 05/15/24	737,708	0.1
1,087,000		Philip Morris International, Inc., 3.250%, 11/10/24	1,117,339	0.2
1,441,000		Philip Morris International, Inc., 4.250%, 11/10/44	1,515,325	0.2
720,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	768,600	0.1
725,000		St Jude Medical, Inc., 3.250%, 04/15/23	742,857	0.1
684,000		St Jude Medical, Inc., 4.750%, 04/15/43	751,837	0.1
1,144,000		Synchrony Financial, 3.750%, 08/15/21	1,187,236	0.2
1,760,000		Sysco Corp., 3.500%, 10/02/24	1,828,538	0.3
1,389,000		Tyson Foods, Inc., 3.950%, 08/15/24	1,470,269	0.2
642,000		Tyson Foods, Inc., 5.150%, 08/15/44	750,269	0.1
1,000,000		United Rentals North America, Inc., 6.125%, 06/15/23	1,062,500	0.2
1,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,017,500	0.2
720,000		Zimmer Holdings, Inc., 3.550%, 04/01/25	735,236	0.1
450,000		Zimmer Holdings, Inc., 4.450%, 08/15/45	468,844	0.1
			43,375,945	7.0

		Diversified: 0.2%
860,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	862,636	0.2
200,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	207,000	0.0
			1,069,636	0.2

		Energy: 2.3%
730,000		BP Capital Markets PLC, 2.315%, 02/13/20	736,632	0.1
467,000		BP Capital Markets PLC, 3.062%, 03/17/22	475,502	0.1
950,000		ConocoPhillips Co., 3.350%, 11/15/24	980,155	0.2
780,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	750,532	0.1
795,000		Enbridge, Inc., 3.500%, 06/10/24	782,436	0.1
1,117,000		Energy Transfer Partners L.P., 5.150%, 02/01/43	1,123,026	0.2
551,000		Enterprise Products Operating LLC, 5.700%, 02/15/42	661,939	0.1
430,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	447,200	0.1
1,463,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	1,504,707	0.2

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
340,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	$340,909	0.1
1,232,000		Marathon Petroleum Corp., 4.750%, 09/15/44	1,258,854	0.2
1,443,000		Phillips 66, 4.875%, 11/15/44	1,551,698	0.2
435,000	#	Schlumberger Investment SA, 3.300%, 09/14/21	457,012	0.1
506,000		Spectra Energy Partners L.P., 3.500%, 03/15/25	509,560	0.1
1,030,000		Statoil ASA, 2.450%, 01/17/23	1,015,280	0.2
1,088,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,119,311	0.2
200,000		TNK-BP Finance SA, 7.500%, 07/18/16	204,322	0.0
			13,919,075	2.3

		Financial: 11.8%
1,045,000		American International Group, Inc., 3.375%, 08/15/20	1,103,988	0.2
957,000		American International Group, Inc., 3.875%, 01/15/35	965,195	0.2
726,000		Air Lease Corp., 3.750%, 02/01/22	738,801	0.1
880,000		American Express Co., 4.900%, 12/29/49	894,960	0.1
1,456,000		American Tower Corp., 3.450%, 09/15/21	1,488,374	0.2
733,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	754,604	0.1
1,097,000		Bank of America Corp., 4.250%, 10/22/26	1,134,028	0.2
917,000		Bank of America Corp., 4.000%, 04/01/24	976,905	0.2
969,000		Bank of America Corp., 5.000%, 01/21/44	1,116,862	0.2
1,700,000		Bank of India, 4.750%, 09/30/15	1,727,684	0.3
982,000	#	Barclays Bank PLC, 6.050%, 12/04/17	1,082,046	0.2
522,000		Barclays PLC, 3.650%, 03/16/25	524,715	0.1
1,200,000	#	BBVA, 6.500%, 03/10/21	1,334,256	0.2
1,030,000	#	BPCE SA, 5.150%, 07/21/24	1,102,589	0.2
960,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	956,980	0.1
960,000		Citigroup, Inc., 1.800%, 02/05/18	962,525	0.2
1,535,000		Citigroup, Inc., 4.000%, 08/05/24	1,577,808	0.2
980,000		Citigroup, Inc., 5.500%, 09/13/25	1,112,971	0.2
1,823,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	1,847,443	0.3
1,061,000		Comerica, Inc., 3.800%, 07/22/26	1,082,068	0.2
735,000		Corporate Office Properties L.P., 3.700%, 06/15/21	743,985	0.1
1,080,000	#,L	Credit Agricole SA/London, 2.500%, 04/15/19	1,102,429	0.2
951,000	#	Credit Agricole SA, 4.375%, 03/17/25	963,508	0.2
1,956,000	#	Credit Suisse AG, 6.500%, 08/08/23	2,238,225	0.4
661,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	669,561	0.1
1,332,000		Credit Suisse/New York NY, 1.750%, 01/29/18	1,336,400	0.2
1,850,000		Deutsche Bank AG/London, 1.875%, 02/13/18	1,855,667	0.3
1,176,000		Fifth Third Bancorp, 4.500%, 06/01/18	1,258,736	0.2
1,030,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	1,106,996	0.2
2,000,000		General Motors Financial Co., Inc., 4.750%, 08/15/17	2,114,620	0.3
1,176,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	1,189,890	0.2
1,188,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,244,747	0.2
878,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,155,207	0.2
712,000		HCP, Inc., 3.875%, 08/15/24	724,920	0.1
621,000		HSBC Holdings PLC, 6.375%, 03/29/49	636,525	0.1
1,000,000		International Lease Finance Corp., 4.875%, 04/01/15	1,000,000	0.2
300,000		International Lease Finance Corp., 5.750%, 05/15/16	312,225	0.0
700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	745,500	0.1
1,671,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	1,884,086	0.3
951,000		JPMorgan Chase & Co., 3.875%, 09/10/24	976,774	0.2
1,464,000		JPMorgan Chase & Co., 4.125%, 12/15/26	1,521,248	0.2
1,089,000		JPMorgan Chase & Co., 6.125%, 12/29/49	1,116,116	0.2
951,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	958,233	0.1
746,000		Kimco Realty Corp., 3.125%, 06/01/23	743,096	0.1
660,000		Kimco Realty Corp., 3.200%, 05/01/21	677,640	0.1
881,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	883,339	0.1
796,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	911,012	0.1

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
367,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	$367,333	0.1
1,260,000		Morgan Stanley, 2.650%, 01/27/20	1,281,283	0.2
2,105,000		Morgan Stanley, 3.875%, 04/29/24	2,217,820	0.4
510,000		Morgan Stanley, 4.300%, 01/27/45	530,788	0.1
568,000		PNC Bank NA, 2.250%, 07/02/19	576,206	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	711,000	0.1
1,239,000		Santander Bank NA, 2.000%, 01/12/18	1,244,943	0.2
900,000		Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	902,700	0.1
1,084,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	1,110,313	0.2
1,086,000		State Street Corp., 3.300%, 12/16/24	1,130,459	0.2
1,240,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	1,256,571	0.2
592,000		Synchrony Financial, 2.700%, 02/03/20	595,231	0.1
400,000	#	Turkiye Garanti Bankasi AS, 2.757%, 04/20/16	400,300	0.1
544,000		UBS AG/Stamford CT, 7.625%, 08/17/22	660,765	0.1
362,000		Vornado Realty L.P., 2.500%, 06/30/19	365,264	0.1
619,000	#	Washington Prime Group L.P., 3.850%, 04/01/20	625,150	0.1
690,000		Washington Real Estate Investment Trust, 4.950%, 10/01/20	750,430	0.1
653,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	661,703	0.1
1,065,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	1,103,689	0.2
630,000		Wells Fargo & Co., 2.150%, 01/30/20	633,683	0.1
1,437,000		Wells Fargo & Co., 4.100%, 06/03/26	1,516,133	0.2
1,085,000		Wells Fargo & Co., 4.650%, 11/04/44	1,161,916	0.2
500,000		XLIT Ltd., 5.500%, 03/31/45	501,999	0.1
			72,861,166	11.8

		Industrial: 1.0%
678,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	746,144	0.1
623,000		Caterpillar, Inc., 3.400%, 05/15/24	653,935	0.1
308,000	#	Cemex SAB de CV, 6.125%, 05/05/25	311,758	0.1
740,000		Eaton Corp., 1.500%, 11/02/17	743,132	0.1
1,404,000		FedEx Corp., 2.300%, 02/01/20	1,420,208	0.2
981,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	1,049,252	0.2
900,000		Lockheed Martin Corp., 3.800%, 03/01/45	898,740	0.1
465,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	466,889	0.1
			6,290,058	1.0

		Technology: 1.0%
1,900,000		Apple, Inc., 1.550%, 02/07/20	1,889,284	0.3
910,000		Apple, Inc., 2.150%, 02/09/22	899,005	0.1
270,000		Apple, Inc., 2.500%, 02/09/25	264,800	0.0
415,000		Apple, Inc., 4.450%, 05/06/44	464,373	0.1
600,000		Dell, Inc., 2.300%, 09/10/15	600,750	0.1
940,000		International Business Machines Corp., 1.125%, 02/06/18	938,582	0.1
440,000		Microsoft Corp., 2.375%, 02/12/22	443,591	0.1
470,000		Microsoft Corp., 3.500%, 02/12/35	469,810	0.1
420,000		Microsoft Corp., 3.750%, 02/12/45	423,528	0.1
			6,393,723	1.0

		Utilities: 1.0%
944,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	985,102	0.1
762,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	755,038	0.1
1,076,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	1,103,666	0.2
245,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	256,872	0.0
1,012,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	1,111,566	0.2
1,070,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	1,117,640	0.2
949,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	985,712	0.2
			6,315,596	1.0

	Total Corporate Bonds/Notes
	(Cost $191,517,125)		195,387,801	31.6

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.9%
224,518		American Home Mortgage Investment Trust, 2.378%, 02/25/45	$224,471	0.0
2,690,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.174%, 01/15/28	2,690,091	0.4
630,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 09/27/44	575,023	0.1
216,859		Banc of America Funding Corp., 2.645%, 05/25/35	221,352	0.0
201,738		Banc of America Funding Corp., 2.868%, 01/20/47	169,592	0.0
137,557		Banc of America Mortgage Securities, Inc., 2.623%, 07/25/33	137,925	0.0
670,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.575%, 06/10/49	685,175	0.1
2,270,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 F, 5.179%, 09/10/47	2,293,240	0.4
158,338	#	BCAP, LLC Trust, 5.419%, 03/26/37	156,070	0.0
513,199		Bear Stearns Adjustable Rate Mortgage Trust, 2.515%, 03/25/35	515,449	0.1
337,446		Bear Stearns Adjustable Rate Mortgage Trust, 2.602%, 11/25/34	327,313	0.1
1,090,935		Bear Stearns Adjustable Rate Mortgage Trust, 2.680%, 03/25/35	1,104,412	0.2
469,411		Bear Stearns Adjustable Rate Mortgage Trust, 2.699%, 09/25/34	452,431	0.1
43,248		Bear Stearns Adjustable Rate Mortgage Trust, 5.422%, 02/25/36	40,586	0.0
464,099		Bear Stearns Alternative-A Trust, 2.619%, 11/25/36	312,227	0.1
141,264		Bear Stearns Alternative-A Trust, 2.651%, 09/25/35	121,794	0.0
231,116		Bear Stearns Alternative-A Trust, 2.671%, 05/25/35	224,459	0.0
372,259		Bear Stearns Structured Products, Inc., 2.514%, 01/26/36	302,608	0.1
237,739		Bear Stearns Structured Products, Inc., 3.068%, 12/26/46	174,295	0.0
54,811		CHL Mortgage Pass-Through Trust 2005-2, 0.514%, 03/25/35	45,293	0.0
2,201,592		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,254,860	0.4
278,082		Citigroup Mortgage Loan Trust, Inc., 2.573%, 08/25/35	276,447	0.0
28,917,969	^	COMM 2012-CCRE4 XA Mortgage Trust, 1.958%, 10/15/45	2,912,175	0.5
1,800,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	1,911,495	0.3
34,846,690	^	Commercial Mortgage Trust, 1.413%, 10/10/46	2,892,516	0.5
23,056,759	^	Commercial Mortgage Trust, 1.432%, 08/10/46	1,635,384	0.3
5,931,377		Countrywide Home Loan Mortgage Pass-through Trust, 0.374%, 04/25/46	5,217,779	0.8
105,721		Countrywide Home Loan Mortgage Pass-through Trust, 0.494%, 03/25/35	101,538	0.0
353,627	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.514%, 06/25/35	312,652	0.1
247,489		Countrywide Home Loan Mortgage Pass-through Trust, 2.408%, 11/25/34	235,139	0.0
397,537		Countrywide Home Loan Mortgage Pass-through Trust, 2.467%, 02/20/35	392,749	0.1
3,926,321		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	4,115,540	0.7
950,000	#	Credit Suisse Commercial Mortgage Trust Series-K1A, 5.415%, 02/25/21	950,523	0.2
2,680,000	#	DBUBS 2011-LC3 Mortgage Trust, 5.420%, 08/10/44	2,898,566	0.5
85,860		Downey Savings & Loan Association Mortgage Loan Trust, 2.453%, 07/19/44	85,759	0.0
340,000		Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.724%, 02/25/25	348,366	0.1
860,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.074%, 07/25/24	804,926	0.1
600,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.174%, 07/25/24	565,253	0.1
1,060,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.474%, 02/25/25	1,081,595	0.2
1,290,000		Fannie Mae Connecticut Avenue Securities, 5.074%, 11/25/24	1,361,785	0.2

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
590,000		Fannie Mae Connecticut Avenue Securities, 5.174%, 11/25/24	$620,848	0.1
179,572		First Horizon Mortgage Pass-through Trust, 2.610%, 08/25/35	165,086	0.0
440,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.924%, 10/25/24	461,891	0.1
410,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.373%, 03/25/25	410,570	0.1
480,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.973%, 03/25/25	483,606	0.1
430,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 2.374%, 09/25/24	428,298	0.1
750,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.324%, 01/25/25	772,435	0.1
2,501,012		Granite Master Issuer PLC, 0.356%, 12/20/54	2,489,007	0.4
37,436,617	^	GS Mortgage Securities Corp. II, 1.715%, 11/10/46	2,853,958	0.5
1,000,000	#	GS Mortgage Securities Trust 2010-C2, 5.223%, 12/10/43	1,073,377	0.2
22,545		GSR Mortgage Loan Trust, 2.235%, 06/25/34	21,998	0.0
260,334		GSR Mortgage Loan Trust, 2.671%, 09/25/35	261,794	0.0
490		GSR Mortgage Loan Trust, 6.000%, 03/25/32	508	0.0
147,218		Harborview Mortgage Loan Trust, 0.398%, 05/19/35	123,336	0.0
267,357		Harborview Mortgage Loan Trust, 2.608%, 07/19/35	242,449	0.0
146,130		Indymac Index Mortgage Loan Trust, 2.523%, 12/25/34	133,749	0.0
2,495,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,516,053	0.4
440,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	442,251	0.1
650,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	656,615	0.1
40,042,734	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.755%, 06/15/45	3,014,701	0.5
47,240		JPMorgan Mortgage Trust, 2.538%, 02/25/35	47,185	0.0
401,270		JPMorgan Mortgage Trust, 2.556%, 07/25/35	408,929	0.1
1,239,500	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	1,246,056	0.2
173,475		Merrill Lynch Mortgage Investors Trust, 2.199%, 05/25/33	168,664	0.0
169,752		Merrill Lynch Mortgage Investors, Inc., 0.384%, 02/25/36	156,228	0.0
121,594		MLCC Mortgage Investors, Inc., 0.424%, 11/25/35	115,582	0.0
66,669		MLCC Mortgage Investors, Inc., 1.172%, 10/25/35	63,644	0.0
5,499,101		MLCC Mortgage Investors, Inc., 2.196%, 11/25/35	5,442,138	0.9
1,010,525	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	1,019,444	0.2
440,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	390,148	0.1
1,230,015		Provident Funding Mortgage Loan Trust, 2.460%, 10/25/35	1,226,121	0.2
17,007		Residential Accredit Loans, Inc., 0.574%, 03/25/33	16,789	0.0
9,267		Residential Asset Securitization Trust, 0.574%, 05/25/33	9,245	0.0
4,515		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	4,706	0.0
95,229		Sequoia Mortgage Trust, 0.526%, 07/20/33	90,102	0.0
153,343		Sequoia Mortgage Trust, 2.642%, 04/20/35	158,914	0.0
137,987		Structured Adjustable Rate Mortgage Loan Trust, 2.537%, 08/25/35	129,582	0.0
282,619		Structured Asset Mortgage Investments, Inc., 0.428%, 07/19/35	272,817	0.0
60,117	#	Structured Asset Securities Corp., 2.610%, 10/28/35	57,798	0.0
1,111,316		Thornburg Mortgage Securities Trust, 5.366%, 10/25/46	1,095,067	0.2

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,300,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.715%, 05/15/43	$2,328,261	0.4
2,500,000	Wachovia Bank Commercial Mortgage Trust Series, 5.715%, 05/15/43	2,555,724	0.4
90,018	Washington Mutual Mortgage Pass-through Certificates, 0.494%, 01/25/45	85,098	0.0
10,905	Washington Mutual Mortgage Pass-through Certificates, 1.528%, 08/25/42	10,060	0.0
20,565	Washington Mutual Mortgage Pass-through Certificates, 1.948%, 02/27/34	20,058	0.0
559,956	Washington Mutual Mortgage Pass-through Certificates, 2.192%, 07/25/46	506,762	0.1
612,741	Washington Mutual Mortgage Pass-through Certificates, 2.192%, 08/25/46	553,718	0.1
1,469,513	Washington Mutual Mortgage Pass-through Certificates, 4.396%, 02/25/37	1,377,115	0.2
1,221,720	Wells Fargo Mortgage Backed Securities 2006-AR10 Trust, 2.625%, 07/25/36	1,194,411	0.2
133,053	Wells Fargo Mortgage-Backed Securities Trust, 2.591%, 10/25/33	134,289	0.0
257,910	Wells Fargo Mortgage-Backed Securities Trust, 2.614%, 12/25/34	259,951	0.0
174,727	Wells Fargo Mortgage-Backed Securities Trust, 2.615%, 01/25/35	177,496	0.0

	Total Collateralized Mortgage Obligations
	(Cost $78,032,213)	79,623,485	12.9

MUNICIPAL BONDS: 1.1%
	California: 0.6%
1,200,000	California State Public Works Board, 7.804%, 03/01/35	1,671,564	0.3
500,000	California State University, 6.434%, 11/01/30	650,560	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	272,530	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	436,983	0.1
100,000	State of California, 7.700%, 11/01/30	125,691	0.0
200,000	University of California, 6.398%, 05/15/31	255,222	0.0
300,000	University of California, 6.548%, 05/15/48	408,783	0.1
		3,821,333	0.6

	Nevada: 0.5%
3,300,000	City of North Las Vegas NV, 6.572%, 06/01/40	2,924,823	0.5

	New York: 0.0%
200,000	Tobacco Settlement Financing Corp., 6.250%, 06/01/42	200,628	0.0

	Total Municipal Bonds
	(Cost $6,297,135)	6,946,784	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.7%
	Federal Home Loan Mortgage Corporation: 6.4%##
27,000	0.750%, due 01/12/18	26,955	0.0
160,677	1.328%, due 10/25/44	164,968	0.0
776,518	1.521%, due 07/25/44	792,536	0.1
59,227	1.845%, due 09/01/35	62,781	0.0
187,485	1.875%, due 03/25/24	194,477	0.0
8,786	2.404%, due 04/01/32	9,320	0.0
2,648	3.500%, due 07/15/32	2,716	0.0
31,132,683	3.500%, due 01/01/45	32,670,815	5.3
212,714	4.500%, due 03/01/41	233,900	0.1
20,378	5.500%, due 03/01/23	22,820	0.0
40,555	5.500%, due 05/01/23	45,446	0.0
583	5.500%, due 08/15/30	620	0.0
275,258	5.500%, due 06/01/36	310,714	0.1
475,658	5.500%, due 12/01/37	540,481	0.1
388,611	5.500%, due 04/01/38	436,225	0.1
94,114	5.500%, due 07/01/38	105,626	0.0
485	6.000%, due 10/01/17	496	0.0
7,241	6.000%, due 02/01/22	8,227	0.0
127,650	6.000%, due 03/01/23	145,062	0.0
15,991	6.000%, due 05/01/37	18,163	0.0
188,199	6.000%, due 07/01/37	214,142	0.0
179,917	6.000%, due 08/01/37	204,744	0.0
1,403,751	6.000%, due 09/01/37	1,595,164	0.3
2,437	6.000%, due 10/01/37	2,798	0.0
21,311	6.000%, due 12/01/37	24,214	0.0
246,492	6.000%, due 01/01/38	279,809	0.1
189,897	6.000%, due 02/01/38	215,713	0.0
5,627	6.000%, due 04/01/38	6,393	0.0
33,954	6.000%, due 06/01/38	38,848	0.0
5,995	6.000%, due 07/01/38	6,814	0.0
132,980	6.000%, due 08/01/38	151,829	0.0
200,315	6.000%, due 11/01/38	228,469	0.1
33,283	6.000%, due 05/01/39	37,836	0.0
409,188	6.000%, due 08/01/39	464,971	0.1
		39,264,092	6.4

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 16.6%##
196,862		0.234%, due 07/25/37	$191,069	0.0
52,837		0.294%, due 03/25/34	52,646	0.0
45,753		1.328%, due 10/01/44	46,862	0.0
69,054		1.328%, due 10/01/44	70,749	0.0
435,485		1.504%, due 02/01/33	455,555	0.1
35,031		1.674%, due 04/25/24	36,426	0.0
240,862		1.749%, due 09/01/35	252,733	0.1
2,599		1.750%, due 02/01/20	2,609	0.0
88,761		1.940%, due 08/01/35	94,311	0.0
170,743		2.300%, due 02/01/35	182,718	0.0
4,744		2.342%, due 09/01/31	5,080	0.0
54,555		2.384%, due 04/01/32	56,559	0.0
129,748		2.435%, due 09/01/34	139,214	0.0
8,800,000	W	2.500%, due 11/25/26	9,020,343	1.5
28,647,000	W	3.000%, due 05/01/43	29,219,380	4.7
11,000	W	3.500%, due 12/25/40	11,526	0.0
33,821		4.000%, due 07/01/18	35,747	0.0
146,907		4.000%, due 08/01/18	155,271	0.0
765,669		4.000%, due 09/01/18	809,259	0.1
147,542		4.000%, due 08/01/19	155,942	0.0
77,098		4.000%, due 03/01/24	81,838	0.0
53,486		4.000%, due 03/01/24	56,669	0.0
82,218		4.000%, due 04/01/24	86,905	0.0
78,418		4.000%, due 04/01/24	82,966	0.0
55,610		4.000%, due 04/01/24	58,794	0.0
82,340		4.000%, due 04/01/24	87,073	0.0
619,888		4.000%, due 04/01/24	656,748	0.1
59,902		4.000%, due 04/01/24	63,997	0.0
61,802		4.000%, due 05/01/24	65,473	0.0
495,562		4.000%, due 05/01/24	524,861	0.1
102,070		4.000%, due 05/01/24	108,065	0.0
57,793		4.000%, due 05/01/24	61,206	0.0
77,076		4.000%, due 05/01/24	81,707	0.0
542,661		4.000%, due 05/01/24	574,473	0.1
497,665		4.000%, due 05/01/24	527,188	0.1
567,863		4.000%, due 05/01/24	601,635	0.1
84,149		4.000%, due 05/01/24	89,202	0.0
639,020		4.000%, due 06/01/24	677,504	0.1
550,527		4.000%, due 06/01/24	582,942	0.1
60,509		4.000%, due 07/01/24	64,140	0.0
31,799		4.000%, due 08/01/24	33,711	0.0
48,621		4.000%, due 09/01/24	51,527	0.0
200,531		4.000%, due 10/01/24	212,581	0.0
39,497		4.000%, due 01/01/25	41,863	0.0
18,499		4.000%, due 02/01/25	19,608	0.0
20,517		4.000%, due 04/01/25	21,742	0.0
13,737		4.000%, due 05/01/25	14,612	0.0
10,651		4.000%, due 06/01/25	11,329	0.0
67,232		4.000%, due 07/01/25	71,489	0.0
26,076		4.000%, due 10/01/25	27,970	0.0
32,257		4.000%, due 11/01/25	34,275	0.0
248,542		4.000%, due 01/01/26	264,140	0.1
461,242		4.000%, due 01/01/26	490,538	0.1
12,063		4.000%, due 02/01/26	13,019	0.0
22,408		4.000%, due 02/01/26	23,697	0.0
153,403		4.000%, due 03/01/26	163,502	0.0
1,509,528		4.000%, due 04/01/26	1,609,221	0.3
26,003		4.000%, due 04/01/26	27,713	0.0
19,913		4.000%, due 04/01/26	21,229	0.0
86,276		4.000%, due 04/01/26	91,989	0.0
73,022		4.000%, due 05/01/26	77,842	0.0
53,420		4.000%, due 06/01/26	56,944	0.0
53,716		4.000%, due 06/01/26	57,075	0.0
115,677		4.000%, due 06/01/26	122,344	0.0
66,139		4.000%, due 07/01/26	70,510	0.0
177,955		4.000%, due 07/01/26	192,113	0.0
38,625		4.000%, due 10/01/31	41,379	0.0
36,000	W	4.000%, due 04/25/39	38,495	0.0
24,925,698		4.000%, due 02/01/45	26,792,386	4.4
33,802		4.360%, due 12/01/36	36,057	0.0
3,779		4.500%, due 12/01/16	3,964	0.0
4,445		4.500%, due 10/01/17	4,662	0.0
4,439		4.500%, due 02/01/18	4,656	0.0
519,515		4.500%, due 02/01/18	544,911	0.1
8,665		4.500%, due 06/01/18	9,089	0.0
25,429		4.500%, due 07/01/18	26,672	0.0
63,395		4.500%, due 10/01/18	66,494	0.0
11,076		4.500%, due 03/01/19	11,618	0.0
27,551		4.500%, due 01/01/20	29,050	0.0
20,109		4.500%, due 03/01/24	21,666	0.0
492,263		4.500%, due 11/01/24	530,847	0.1
13,424		4.500%, due 06/01/25	14,484	0.0
39,244		4.500%, due 07/01/25	42,104	0.0
205,966		4.500%, due 01/01/26	222,141	0.1
134,728		4.500%, due 07/01/26	145,384	0.0
204,056		4.500%, due 02/01/31	223,815	0.1
2,448		4.500%, due 02/01/39	2,670	0.0
3,929,683		4.500%, due 05/01/39	4,329,920	0.7
442,897		4.500%, due 05/01/39	483,214	0.1
659,050		4.500%, due 05/01/40	721,512	0.1
97,275		4.500%, due 12/01/40	106,646	0.0
644,866		4.500%, due 03/01/41	711,247	0.1
1,057,039		4.500%, due 05/01/42	1,156,763	0.2
20,015		4.500%, due 06/01/42	21,838	0.0
5,042		5.000%, due 12/01/23	5,601	0.0
490,236		5.000%, due 09/01/35	545,245	0.1
224,298		5.000%, due 10/01/35	249,568	0.1
314,949		5.000%, due 12/01/35	350,429	0.1
191,878		5.000%, due 04/01/38	215,144	0.0
2,163		5.500%, due 04/01/21	2,318	0.0
23,912		5.500%, due 06/01/22	26,021	0.0
2,206		5.500%, due 11/01/22	2,322	0.0
2,054		5.500%, due 11/01/22	2,160	0.0
35,657		5.500%, due 11/01/22	38,557	0.0
33,332		5.500%, due 05/01/23	35,047	0.0
166,900		5.500%, due 06/01/23	187,833	0.0
26,951		5.500%, due 07/01/23	29,696	0.0
86,887		5.500%, due 07/01/23	95,878	0.0
61,065		5.500%, due 09/01/23	67,315	0.0
231,690		5.500%, due 07/01/25	260,750	0.1
53,366		5.500%, due 07/01/26	60,059	0.0
23,868		5.500%, due 12/01/27	26,862	0.0
22,292		5.500%, due 04/01/28	25,088	0.0
23,910		5.500%, due 08/01/28	26,908	0.0
26,619		5.500%, due 01/01/29	29,957	0.0
56,522		5.500%, due 09/01/29	63,612	0.0
230,036		5.500%, due 10/01/29	259,016	0.1
210,325		5.500%, due 04/01/33	238,186	0.1
20,788		5.500%, due 11/01/33	23,545	0.0
48,372		5.500%, due 12/01/33	54,788	0.0
210,800		5.500%, due 01/01/34	238,755	0.1
47,035		5.500%, due 06/01/34	53,233	0.0
54,065		5.500%, due 01/01/35	61,236	0.0
33,427		5.500%, due 02/01/35	37,822	0.0
86,469		5.500%, due 06/01/35	97,453	0.0
50,662		5.500%, due 07/01/35	57,271	0.0
13,525		5.500%, due 10/01/35	15,237	0.0
221,167		5.500%, due 11/01/35	249,911	0.1

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
57,036	5.500%, due 12/01/35	$64,312	0.0
536,503	5.500%, due 12/01/35	605,643	0.1
68,956	5.500%, due 01/01/36	77,607	0.0
264,966	5.500%, due 09/01/36	299,829	0.1
625,041	5.500%, due 12/01/36	703,438	0.1
11,200	5.500%, due 12/01/36	12,605	0.0
545,810	5.500%, due 12/01/36	615,176	0.1
4,954	5.500%, due 12/01/36	5,580	0.0
215,981	5.500%, due 02/01/37	243,112	0.1
10,171	5.500%, due 05/01/37	11,447	0.0
76,250	5.500%, due 05/01/37	85,813	0.0
54,368	5.500%, due 08/01/37	61,436	0.0
182,578	5.500%, due 03/01/38	207,133	0.0
39,748	5.500%, due 05/01/38	44,734	0.0
1,463,988	5.500%, due 06/01/38	1,647,613	0.3
44,640	5.500%, due 08/01/38	50,324	0.0
837,189	5.500%, due 11/01/38	942,196	0.2
217,607	5.500%, due 01/01/39	245,061	0.1
85,525	5.500%, due 03/01/39	96,966	0.0
415,036	5.500%, due 09/01/41	467,093	0.1
24,498	6.000%, due 06/01/17	25,268	0.0
8,202	6.000%, due 01/01/18	8,528	0.0
3,234	6.000%, due 12/01/18	3,683	0.0
5,365	6.000%, due 05/01/21	6,111	0.0
58,798	6.000%, due 04/01/22	66,973	0.0
127,204	6.000%, due 06/01/22	144,907	0.0
19,481	6.000%, due 01/01/23	22,190	0.0
1,162	6.000%, due 11/01/32	1,324	0.0
443,729	6.000%, due 06/01/35	509,240	0.1
24,070	6.000%, due 07/01/35	27,540	0.0
23,237	6.000%, due 07/01/35	26,484	0.0
17,758	6.000%, due 10/01/35	20,325	0.0
127,393	6.000%, due 02/01/36	145,789	0.0
6,822	6.000%, due 06/01/36	7,771	0.0
11,656	6.000%, due 07/01/36	13,359	0.0
781,192	6.000%, due 08/01/36	900,858	0.2
2,324	6.000%, due 09/01/36	2,647	0.0
301,421	6.000%, due 09/01/36	344,188	0.1
119,843	6.000%, due 10/01/36	136,721	0.0
172,986	6.000%, due 11/01/36	198,227	0.0
43,810	6.000%, due 12/01/36	49,915	0.0
2,400	6.000%, due 01/01/37	2,735	0.0
12,045	6.000%, due 02/01/37	13,719	0.0
64,769	6.000%, due 03/01/37	73,837	0.0
38,267	6.000%, due 03/01/37	43,661	0.0
49,462	6.000%, due 05/01/37	56,484	0.0
40,964	6.000%, due 05/01/37	46,672	0.0
388,160	6.000%, due 05/01/37	442,899	0.1
214,568	6.000%, due 08/01/37	244,747	0.1
19,888	6.000%, due 08/01/37	22,961	0.0
77,307	6.000%, due 08/01/37	88,237	0.0
21,250	6.000%, due 09/01/37	24,205	0.0
115,110	6.000%, due 10/01/37	131,448	0.0
107,287	6.000%, due 10/01/37	122,238	0.0
5,009	6.000%, due 12/01/37	5,778	0.0
5,108	6.000%, due 03/01/38	5,874	0.0
52,922	6.000%, due 06/01/38	60,329	0.0
152,509	6.000%, due 07/01/38	174,005	0.0
4,758	6.000%, due 08/01/38	5,473	0.0
1,729	6.000%, due 08/01/38	1,970	0.0
157,587	6.000%, due 10/01/38	179,498	0.0
68,726	6.000%, due 10/01/38	78,400	0.0
272,714	6.000%, due 10/01/38	310,633	0.1
73,557	6.000%, due 10/01/38	83,784	0.0
297,632	6.000%, due 11/01/38	339,015	0.1
10,180	6.000%, due 12/01/38	11,596	0.0
93,440	6.000%, due 10/01/39	106,601	0.0
6,473	6.000%, due 10/01/39	7,463	0.0
77,345	6.000%, due 04/01/40	88,357	0.0
8,069	6.500%, due 03/01/17	8,385	0.0
6,675	6.500%, due 07/01/29	7,670	0.0
451,940	6.500%, due 06/17/38	464,002	0.1
		102,428,317	16.6

	Government National Mortgage Association: 0.7%
12,888	0.575%, due 03/16/32	12,875	0.0
96,677	5.000%, due 06/15/37	108,930	0.0
84,098	5.000%, due 03/15/38	95,165	0.0
182,047	5.000%, due 11/15/38	203,061	0.0
141,635	5.000%, due 11/15/38	158,039	0.0
62,205	5.000%, due 12/15/38	69,385	0.0
321,394	5.000%, due 12/15/38	358,696	0.1
940,490	5.000%, due 12/15/38	1,051,527	0.2
479,460	5.000%, due 01/15/39	536,148	0.1
168,242	5.000%, due 01/15/39	187,662	0.0
476,312	5.000%, due 02/15/39	532,629	0.1
304,858	5.000%, due 03/15/39	340,902	0.1
348,785	5.000%, due 04/15/39	389,964	0.1
269,479	5.000%, due 09/15/39	301,343	0.0
53,799	5.000%, due 06/15/40	60,161	0.0
102,007	5.000%, due 09/15/40	113,781	0.0
		4,520,268	0.7

	Total U.S. Government Agency Obligations
	(Cost $143,724,689)	146,212,677	23.7

FOREIGN GOVERNMENT BONDS: 1.1%
300,000	# Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	301,875	0.0
600,000	Eksportfinans ASA, 5.500%, 05/25/16	624,240	0.1
500,000	Eksportfinans ASA, 5.500%, 06/26/17	533,750	0.1
1,800,000	Export-Import Bank of Korea, 4.125%, 09/09/15	1,826,845	0.3
2,700,000	Korea Development Bank, 4.375%, 08/10/15	2,734,908	0.4
400,000	# Korea Housing Finance Corp., 4.125%, 12/15/15	409,079	0.1
500,000	Majapahit Holding BV, 7.250%, 06/28/17	550,000	0.1

	Total Foreign Government Bonds
	(Cost $6,832,551)	6,980,697	1.1

U.S. TREASURY OBLIGATIONS: 10.2%
	U.S. Treasury Bonds: 4.9%
15,312,000	2.000%, due 02/15/25	15,410,089	2.5
13,413,000	3.000%, due 11/15/44	14,700,862	2.4
		30,110,951	4.9

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: 5.3%
1,320,000		0.375%, due 03/31/16	$1,321,238	0.2
2,000		0.500%, due 02/28/17	1,998	0.0
4,756,000		0.500%, due 03/31/17	4,750,055	0.8
4,927,000		1.000%, due 03/15/18	4,944,708	0.8
10,789,000		1.375%, due 03/31/20	10,791,525	1.7
51,000		1.750%, due 02/28/22	51,151	0.0
11,126,000		1.750%, due 03/31/22	11,154,683	1.8
			33,015,358	5.3

	Total U.S. Treasury Obligations
	(Cost $62,634,776)		63,126,309	10.2

ASSET-BACKED SECURITIES: 9.2%
		Automobile Asset-Backed Securities: 0.2%
1,480,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	1,478,550	0.2

		Home Equity Asset-Backed Securities: 0.3%
1,300,000		Home Equity Asset Trust 2005-2, 1.269%, 07/25/35	1,165,023	0.2
532,777		New Century Home Equity Loan Trust 2005-2, 0.664%, 06/25/35	436,436	0.1
			1,601,459	0.3

		Other Asset-Backed Securities: 8.7%
500,000	#	Apidos Cinco CDO Ltd., 2.507%, 05/14/20	493,918	0.1
939,275		Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11, 1.299%, 11/25/34	806,996	0.1
500,000	#	Black Diamond CLO 2005-1A C, 1.040%, 06/20/17	496,162	0.1
4,604,008	#	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.517%, 10/23/21	4,523,074	0.7
625,000	#	Carlyle Veyron CLO Ltd., 0.933%, 07/15/18	619,027	0.1
4,200,000	#	CIFC Funding Ltd, 1.407%, 08/14/24	4,198,942	0.7
3,750,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.503%, 10/15/21	3,685,339	0.6
2,216,207		Countrywide Asset-Backed Certificates 2006-26 2A3, 0.344%, 06/25/37	2,029,534	0.3
767,806		Countrywide Asset-Backed Certificates, 0.354%, 08/25/36	754,092	0.1
521,055		Countrywide Asset-Backed Certificates, 0.354%, 09/25/36	510,842	0.1
2,000,000	#	Denali Capital CLO VI Ltd., 1.956%, 04/21/20	1,994,848	0.3
1,000,000	#	Duane Street CLO III Ltd., 1.012%, 01/11/21	985,430	0.2
500,000	#	Eaton Vance CDO IX Ltd. 2007-9A D, 1.757%, 04/20/19	488,591	0.1
1,000,000	#	Flagship CLO V, 0.620%, 09/20/19	981,696	0.2
1,500,000	#	Flagship CLO V, 0.970%, 09/20/19	1,460,440	0.2
1,500,000	#	Flagship CLO V, 1.820%, 09/20/19	1,453,317	0.2
2,500,000	#	Gallatin CLO III Ltd. 2007-1A A2L, 0.597%, 05/15/21	2,445,993	0.4
5,000,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 1.156%, 10/28/19	4,946,770	0.8
3,000,000	#	Hewett's Island CDO Ltd., 1.064%, 06/09/19	2,970,288	0.5
2,230,005	#	Hillmark Funding, 0.512%, 05/21/21	2,205,885	0.4
300,000	#	Invitation Homes Trust 2014-SFR2 E, 3.328%, 06/17/32	300,000	0.0
2,000,000	#	Jersey Street CLO Ltd., 1.807%, 10/20/18	1,963,088	0.3
36,977		JPMorgan Mortgage Acquisition Corp., 0.234%, 03/25/47	36,361	0.0
58,753		Long Beach Mortgage Loan Trust, 0.734%, 10/25/34	56,813	0.0
2,500,000	#	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,668,340	0.4
500,000	#	Madison Park Funding Ltd., 5.506%, 07/26/21	498,547	0.1
2,500,000	#	Race Point IV CLO Ltd., 1.005%, 08/01/21	2,455,025	0.4
1,700,000		Specialty Underwriting & Residential Finance Trust Series 2005-BC2, 1.149%, 12/25/35	1,516,468	0.3
3,971,167	#	SpringCastle America Funding LLC, 2.700%, 05/25/23	3,986,509	0.7
2,000,000	#	Telos CLO 2006-1 Ltd., 1.952%, 10/11/21	1,955,350	0.3
			53,487,685	8.7

	Total Asset-Backed Securities
	(Cost $56,375,369)		56,567,694	9.2

CERTIFICATES OF DEPOSIT: 0.6%
		Financial: 0.6%
3,600,000		Credit Suisse/New York NY, 0.674%, 12/07/15	3,601,843	0.6

	Total Certificates of Deposit
	(Cost $3,600,000)		3,601,843	0.6

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 9.9%
	Affiliated Investment Companies: 9.9%
845,608	Voya Emerging Markets Corporate Debt Fund - Class P	$8,320,778	1.3
1,420,219	Voya Emerging Markets Hard Currency Debt Fund - Class P	13,449,475	2.2
1,122,449	Voya Emerging Markets Local Currency Debt Fund - Class P	8,564,286	1.4
1,270,866	Voya High Yield Bond Fund - Class P	10,344,847	1.7
920,227	Voya Investment Grade Credit Fund - Class P	10,186,908	1.7
986,450	Voya Securitized Credit Fund - Class P	10,160,434	1.6

	Total Mutual Funds
	(Cost $60,424,790)	61,026,728	9.9

	Total Long-Term Investments
	(Cost $609,438,648)	619,474,018	100.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.2%
		Commercial Paper: 2.5%
900,000		ENI Finance USA, Inc., 0.390%, 09/24/15	898,290	0.2
8,600,000	#	ENI Finance USA, Inc., 0.632%, 04/10/15	8,599,966	1.4
5,600,000	#	Macquarie Bank Ltd, 0.462%, 05/14/15	5,599,608	0.9
			15,097,864	2.5

		Securities Lending Collateralcc: 0.7%
227,557		BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $227,558, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $232,108, due 06/01/16-03/01/45)	227,557	0.0
1,083,150		Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,083,155, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,104,813, due 02/15/16-03/01/48)	1,083,150	0.2
1,083,150		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,083,157, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,104,813, due 08/15/17-02/15/42)	1,083,150	0.2
1,083,150		Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,083,154, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,104,813, due 08/18/15-10/20/64)	1,083,150	0.2
1,083,150		State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $1,083,157, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,104,854, due 04/15/16-01/15/29)	1,083,150	0.1
			4,560,157	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.0%
31,070,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $31,070,000)	31,070,000	5.0

	Total Short-Term Investments
	(Cost $50,728,021)	50,728,021	8.2

	Total Investments in Securities (Cost $660,166,669)	$670,202,039	108.5
	Liabilities in Excess of Other Assets	(52,589,080)	(8.5)
	Net Assets	$617,612,959	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $660,270,359.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,042,857
Gross Unrealized Depreciation	(2,111,177)

Net Unrealized Appreciation	$9,931,680

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Mutual Funds	$61,026,728	$–	$–	$61,026,728
Corporate Bonds/Notes	–	195,387,801	–	195,387,801
Collateralized Mortgage Obligations	–	79,623,485	–	79,623,485
Municipal Bonds	–	6,946,784	–	6,946,784
Short-Term Investments	31,070,000	19,658,021	–	50,728,021
U.S. Treasury Obligations	–	63,126,309	–	63,126,309
Foreign Government Bonds	–	6,980,697	–	6,980,697
Certificates of Deposit	–	3,601,843	–	3,601,843
U.S. Government Agency Obligations	–	146,212,677	–	146,212,677
Asset-Backed Securities	–	56,567,694	–	56,567,694
Total Investments, at fair value	$92,096,728	$578,105,311	$–	$670,202,039
Other Financial Instruments+
Forward Foreign Currency Contracts	–	13,772	–	13,772
Futures	552,037	–	–	552,037
Total Assets	$92,648,765	$578,119,083	$–	$670,767,848
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(175,619)	$–	$(175,619)
Futures	(163,526)	–	–	(163,526)
Total Liabilities	$(163,526)	$(175,619)	$–	$(339,145)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Aggregate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	EU Euro	368,914	Buy	05/22/15	$419,006	$396,945	$(22,061)
Morgan Stanley	Czech Koruna	20,428	Buy	06/19/15	793	798	5
							$(22,056)

Barclays Bank PLC	Hungarian Forint	117,011,294	Sell	06/19/15	$407,400	$418,048	$(10,648)
Barclays Bank PLC	Mexican Peso	15,312,705	Sell	06/19/15	983,905	998,549	(14,644)
JPMorgan Chase & Co.	Malaysian Ringgit	3,048,628	Sell	05/22/15	831,436	818,058	13,378
JPMorgan Chase & Co.	South African Rand	10,528,200	Sell	06/19/15	833,138	856,762	(23,624)
JPMorgan Chase & Co.	Brazilian Real	2,181,513	Sell	06/19/15	657,776	667,762	(9,986)
Morgan Stanley	Thai Baht	19,189,553	Sell	05/22/15	586,298	588,429	(2,131)
Morgan Stanley	Philippine Peso	1,704,692	Sell	05/22/15	38,463	38,074	389
Morgan Stanley	Indonesian Rupiah	8,973,148,800	Sell	05/22/15	666,901	675,616	(8,715)
Morgan Stanley	Colombian Peso	1,515,655,680	Sell	06/19/15	557,842	577,448	(19,606)
Morgan Stanley	Russian Ruble	16,662,166	Sell	06/19/15	254,968	277,485	(22,517)
Morgan Stanley	Polish Zloty	3,179,304	Sell	06/19/15	811,772	836,786	(25,014)
Morgan Stanley	Turkish Lira	2,291,588	Sell	06/19/15	852,208	864,114	(11,906)
Morgan Stanley	Romanian New Leu	777,554	Sell	06/19/15	184,934	189,157	(4,223)
Morgan Stanley	Chilean Peso	7,092,800	Sell	06/19/15	10,990	11,278	(288)
Morgan Stanley	Peruvian Nuevo Sol	191,030	Sell	06/19/15	60,577	60,833	(256)
							$(139,791)

At March 31, 2015, the following futures contracts were outstanding for Voya Aggregate Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	525	06/30/15	$115,057,036	$318,624
U.S. Treasury 5-Year Note	83	06/30/15	9,977,508	14,380
U.S. Treasury Long Bond	20	06/19/15	3,277,500	99,326
U.S. Treasury Ultra Long Bond	42	06/19/15	7,134,750	119,707
			$135,446,794	$552,037
Short Contracts
U.S. Treasury 10-Year Note	(143)	06/19/15	(18,433,594)	(163,526)
			$(18,433,594)	$(163,526)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Aggregate Bond Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	$13,772
Interest rate contracts	Futures contracts	552,037
Total Asset Derivatives		$565,809

Liability Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	175,619
Interest rate contracts	Futures contracts	163,526
Total Liability Derivatives		$339,145

PORTFOLIO OF INVESTMENTS
Voya Aggregate Bond Portfolio	as of March 31, 2015 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Barclays Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$13,378	$394	$13,772
Total Assets	$-	$13,378	$394	$13,772

Liabilities:
Forward foreign currency contracts	$25,292	$33,610	$116,717	$175,619
Total Liabilities	$25,292	$33,610	$116,717	$175,619

Net OTC derivative instruments by counterparty, at fair value	$(25,292)	$(20,232)	$(116,323)	$(161,847)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(25,292)	$(20,232)	$(116,323)	$(161,847)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Portfolio	as of March 31, 2015 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
			Australia: 0.3%
	703,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$808,402	0.3

			Canada: 0.1%
	402,000		Goldcorp, Inc., 3.700%, 03/15/23	398,600	0.1

			Cayman Islands: 0.2%
	601,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	604,135	0.2

			France: 0.6%
	294,000		BPCE SA, 2.500%, 12/10/18	301,245	0.1
	287,000	#	BPCE SA, 5.150%, 07/21/24	307,226	0.1
	940,000	#	Numericable Group SA, 6.000%, 05/15/22	955,275	0.4
				1,563,746	0.6

			Germany: 0.3%
	730,000		Deutsche Bank AG/London, 1.875%, 02/13/18	732,236	0.3

			Guernsey: 0.3%
	716,000	#	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	721,751	0.3

			Italy: 0.1%
	286,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	301,906	0.1

			Japan: 0.4%
	790,000	#,L	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	792,123	0.3
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	200,181	0.1
				992,304	0.4

			Luxembourg: 0.3%
	690,000		Actavis Funding SCS, 2.350%, 03/12/18	699,720	0.2
	275,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	283,594	0.1
				983,314	0.3

			Mexico: 0.0%
MXN	1,007,437	±	Banco Invex S.A., 03/13/34	–	–
MXN	221,421		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	17,456	0.0
				17,456	0.0

			Netherlands: 0.5%
	200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	210,500	0.1
	269,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	301,538	0.1
	650,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	689,813	0.2
	282,000		Seagate HDD Cayman, 6.875%, 05/01/20	293,280	0.1
				1,495,131	0.5

			Norway: 0.1%
	380,000		Statoil ASA, 2.450%, 01/17/23	374,569	0.1

			Sweden: 0.3%
	298,000	#,L	Nordea Bank AB, 5.500%, 09/29/49	303,588	0.1
	670,000	#	Swedbank AB, 2.200%, 03/04/20	673,831	0.2
				977,419	0.3

			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	457,715	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	303,660	0.1
				761,375	0.3

			United Kingdom: 0.7%
	1,002,000		Abbey National Treasury Services PLC/London, 2.375%, 03/16/20	1,010,319	0.4
	265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	291,998	0.1
	200,000	#	Ineos Finance PLC, 8.375%, 02/15/19	212,890	0.1
	402,000		Vodafone Group PLC, 1.500%, 02/19/18	401,951	0.1
				1,917,158	0.7

			United States: 21.6%
	470,000		American International Group, Inc., 3.375%, 08/15/20	496,531	0.2
	447,000		Air Lease Corp., 4.250%, 09/15/24	461,527	0.2
	80,000		Albemarle Corp., 3.000%, 12/01/19	80,967	0.0
	570,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	570,000	0.2
	780,000		American Tower Corp., 5.000%, 02/15/24	854,465	0.3
	638,000		Amsurg Corp., 5.625%, 07/15/22	655,545	0.2
	415,000		Anthem, Inc., 5.100%, 01/15/44	477,954	0.2
	1,050,000		Apple Inc., 1.000%, 05/03/18	1,044,177	0.4
	243,000		AT&T, Inc., 2.500%, 08/15/15	244,658	0.1
	523,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	538,415	0.2
	368,000		Bank of America Corp., 3.300%, 01/11/23	373,180	0.1
	458,000		Bank of America Corp., 4.100%, 07/24/23	489,226	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
309,000		Bank of America Corp., 4.000%, 04/01/24	$329,186	0.1
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,362,632	0.5
374,000		BioMed Realty L.P., 4.250%, 07/15/22	391,232	0.1
540,000	#	Calpine Corp., 6.000%, 01/15/22	580,500	0.2
490,000		CBRE Services, Inc., 5.250%, 03/15/25	527,975	0.2
628,000		CBS Corp., 3.700%, 08/15/24	647,911	0.2
689,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	698,474	0.3
660,000	#	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	675,675	0.2
621,000		Celgene Corp., 4.000%, 08/15/23	671,161	0.2
515,000		CenturyLink, Inc., 5.625%, 04/01/20	542,681	0.2
445,000		Chesapeake Energy Corp., 6.625%, 08/15/20	461,687	0.2
172,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	131,580	0.1
382,000		Citigroup, Inc., 4.000%, 08/05/24	392,653	0.1
469,000		Citigroup, Inc., 5.500%, 09/13/25	532,636	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	768,163	0.3
262,000		ConocoPhillips Co., 3.350%, 11/15/24	270,316	0.1
262,000		ConocoPhillips Co., 4.300%, 11/15/44	278,824	0.1
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	554,522	0.2
985,000		Devon Energy Corp., 5.600%, 07/15/41	1,151,301	0.4
446,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	455,882	0.2
372,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	390,825	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	525,278	0.2
265,000		DISH DBS Corp., 4.250%, 04/01/18	266,987	0.1
310,000		Eastman Chemical Co., 2.700%, 01/15/20	314,827	0.1
260,000		Eastman Chemical Co., 3.800%, 03/15/25	270,181	0.1
680,000		Eaton Corp., 4.150%, 11/02/42	703,561	0.3
585,000		eBay, Inc., 2.600%, 07/15/22	560,002	0.2
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,101,340	0.4
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,420,666	0.5
539,000		Fifth Third Bancorp., 8.250%, 03/01/38	819,037	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/23	557,782	0.2
390,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	381,198	0.1
660,000		Gannett Co., Inc., 5.125%, 07/15/20	690,525	0.3
478,000		General Dynamics Corp., 2.250%, 11/15/22	470,276	0.2
715,000		General Electric Capital Corp., 6.750%, 03/15/32	991,801	0.4
310,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	318,234	0.1
960,000	#	Glencore Funding LLC, 2.500%, 01/15/19	961,324	0.3
289,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	322,303	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	713,616	0.3
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	814,260	0.3
721,000		HCP, Inc., 4.250%, 11/15/23	759,137	0.3
292,000		Hewlett-Packard Co., 2.600%, 09/15/17	299,515	0.1
70,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	66,150	0.0
274,000		HSBC USA, Inc., 5.000%, 09/27/20	307,952	0.1
294,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	300,023	0.1
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,389,282	0.5
570,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	578,550	0.2
810,000		Jefferson Smurfit Escrow	–	–
245,000		Jefferson Smurfit Escrow	–	–
302,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	330,119	0.1
430,000	#	JM Smucker Co, 3.000%, 03/15/22	437,105	0.2
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	360,916	0.1
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	486,365	0.2
57	#	Kern River Funding Corp., 4.893%, 04/30/18	61	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	227,431	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
476,000		Kohl's Corp., 4.750%, 12/15/23	$523,754	0.2
375,000	#	Medtronic, Inc., 3.150%, 03/15/22	389,750	0.1
393,000	#	Medtronic, Inc., 3.500%, 03/15/25	411,702	0.2
605,000		MGM Resorts International, 6.750%, 10/01/20	648,106	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	390,542	0.1
587,000		Morgan Stanley, 3.875%, 04/29/24	618,461	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	643,826	0.2
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	261,048	0.1
1,048,000		Mylan, Inc./PA, 2.600%, 06/24/18	1,070,799	0.4
625,000		Netflix, Inc., 5.750%, 03/01/24	639,844	0.2
490,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	499,872	0.2
475,000		21st Century Fox America, Inc., 4.500%, 02/15/21	526,821	0.2
422,000		21st Century Fox America, Inc., 5.400%, 10/01/43	515,921	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	399,463	0.1
568,000		Philip Morris International, Inc., 4.250%, 11/10/44	597,297	0.2
390,000		Phillips 66, 4.875%, 11/15/44	419,378	0.2
386,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	400,932	0.1
562,000		Prudential Financial, Inc., 4.600%, 05/15/44	598,380	0.2
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	282,800	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	290,500	0.1
682,000		Reynolds American, Inc., 6.150%, 09/15/43	845,891	0.3
470,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	507,600	0.2
325,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	347,344	0.1
335,000	L	SandRidge Energy, Inc., 7.500%, 03/15/21	209,375	0.1
585,000	#	Sanmina Corp., 4.375%, 06/01/19	583,538	0.2
130,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	131,238	0.1
260,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	268,782	0.1
462,000		Simon Property Group L.P., 4.250%, 10/01/44	485,579	0.2
676,000		St Jude Medical, Inc., 2.500%, 01/15/16	686,087	0.2
570,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	588,525	0.2
326,000	#	Steel Dynamics, Inc., 5.125%, 10/01/21	329,668	0.1
245,000		Stone Webster Escrow	–	–
130,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	133,741	0.1
445,000		Synchrony Financial, 4.250%, 08/15/24	465,734	0.2
585,000		Tenet Healthcare Corp., 6.000%, 10/01/20	620,831	0.2
340,000		Time Warner Cable, Inc., 5.875%, 11/15/40	408,137	0.1
606,000		Time Warner, Inc., 6.500%, 11/15/36	789,051	0.3
520,000		United Rentals North America, Inc., 7.625%, 04/15/22	571,480	0.2
298,000		US Bancorp/MN, 3.600%, 09/11/24	311,262	0.1
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	535,931	0.2
540,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	546,474	0.2
337,000		Verizon Communications, Inc., 5.012%, 08/21/54	351,245	0.1
1,328,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,523,591	0.6
339,000		Verizon Communications, Inc., 6.550%, 09/15/43	440,831	0.2
360,000		Walgreen Co., 3.100%, 09/15/22	363,239	0.1
260,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	269,357	0.1
599,000		Wells Fargo & Co., 4.100%, 06/03/26	631,986	0.2
660,000	#	West Corp., 5.375%, 07/15/22	648,863	0.2
510,000		Xerox Corp., 2.750%, 09/01/20	511,350	0.2
			60,084,191	21.6

	Total Corporate Bonds/Notes
	(Cost $69,539,526)		72,733,693	26.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.4%
		United States: 12.4%
541,189		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	545,425	0.2
800,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.575%, 06/10/49	824,734	0.3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
700,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.575%, 06/10/49	$715,855	0.3
540,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 5.821%, 02/10/51	570,941	0.2
1,116,680		Banc of America Funding Corp., 5.500%, 02/25/35	1,138,288	0.4
1,130,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.418%, 07/10/42	1,161,438	0.4
440,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.179%, 09/10/47	448,433	0.2
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	489,087	0.2
1,030,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,027,584	0.4
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.142%, 10/12/42	506,915	0.2
531,696	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	589,332	0.2
660,000	#	Citigroup Commercial Mortgage Trust 2004-C1 J, 5.250%, 04/15/40	662,724	0.2
15,415	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.679%, 04/15/40	15,501	0.0
270,647		Citigroup Mortgage Loan Trust, Inc., 2.690%, 05/25/35	270,318	0.1
680,000	#	COMM 2004-LNB2 H Mortgage Trust, 6.269%, 03/10/39	761,811	0.3
4,090,408	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.109%, 05/15/45	412,893	0.1
11,220,172	^	COMM 2012-CCRE4 XA Mortgage Trust, 1.958%, 10/15/45	1,129,924	0.4
2,988,301	^	COMM 2013-LC6 XA Mortgage Trust, 1.766%, 01/10/46	243,186	0.1
4,431,464	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.365%, 05/10/47	323,009	0.1
480,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.235%, 06/10/36	489,821	0.2
228,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	242,123	0.1
380,000		Commercial Mortgage Trust, 5.225%, 07/15/44	385,780	0.1
180,335		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	190,007	0.1
207,372		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	204,748	0.1
32,496	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	32,524	0.0
604,845	#	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.253%, 07/27/37	607,620	0.2
5,561,195	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.372%, 11/10/46	116,183	0.0
76,749	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.676%, 01/27/37	111,958	0.0
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.074%, 07/25/24	299,508	0.1
1,780,000		Fannie Mae Connecticut Avenue Securities, 5.074%, 11/25/24	1,879,052	0.7
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes - 2014-HQ2 M3, 3.924%, 09/25/24	588,018	0.2
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.924%, 10/25/24	356,916	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.373%, 03/25/25	200,278	0.1
220,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.973%, 03/25/25	221,653	0.1
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.724%, 10/25/24	1,139,950	0.4
44,387,983	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	237,609	0.1
165,795		GSR Mortgage Loan Trust, 2.670%, 09/25/35	165,771	0.1
4,522,337	^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XA, 1.887%, 12/15/47	409,437	0.1
2,760,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.358%, 12/15/47	67,749	0.0
500,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.520%, 05/15/45	513,028	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	502,934	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.466%, 10/15/37	$505,970	0.2
	270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.697%, 06/12/41	266,886	0.1
	8,553,128	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.755%, 06/15/45	643,940	0.2
	221,645		JPMorgan Mortgage Trust, 2.518%, 07/25/35	220,014	0.1
	360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	361,543	0.1
	780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.842%, 06/15/38	799,455	0.3
	260,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.842%, 06/15/38	264,718	0.1
	360,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 5.991%, 09/15/39	368,818	0.1
	150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 5.991%, 09/15/39	152,654	0.1
	150,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 5.991%, 09/15/39	149,584	0.1
	239,086		MASTR Adjustable Rate Mortgages Trust, 2.587%, 04/25/36	231,009	0.1
	360,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	403,607	0.1
	7,603,711	^	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 XA, 1.285%, 08/15/47	585,468	0.2
	125,547		Morgan Stanley Capital I Trust 2004-IQ7 C, 5.189%, 06/15/38	125,308	0.0
	335,104		Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	337,470	0.1
	570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.252%, 09/15/47	628,808	0.2
	460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.252%, 09/15/47	501,381	0.2
	865,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	966,488	0.3
	473,245	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	477,422	0.2
	290,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	257,143	0.1
	524,855	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.024%, 08/25/29	524,540	0.2
	8,338		Residential Accredit Loans, Inc., 3.040%, 04/25/35	1,250	0.0
	670,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	702,701	0.3
	6,695,824	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.122%, 08/10/49	716,817	0.3
	1,320,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 6.015%, 03/15/42	1,317,394	0.5
	673,736		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.194%, 12/25/36	608,553	0.2
	6,107,421	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.092%, 10/15/45	622,835	0.2
	783,068		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 5.374%, 08/25/35	780,503	0.3
	120,531		Wells Fargo Mortgage-Backed Securities Trust, 2.594%, 02/25/34	122,452	0.0
	330,409		Wells Fargo Mortgage-Backed Securities Trust, 2.617%, 02/25/35	332,849	0.1
	3,006,427	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.193%, 08/15/45	298,669	0.1

		Total Collateralized Mortgage Obligations
		(Cost $33,822,119)		34,573,380	12.4

STRUCTURED PRODUCTS: 0.1%
			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 58.810%, 05/22/15	5,876	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 58.780%, 05/22/15	10,280	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 58.780%, 05/22/15	154,995	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 58.810%, 05/22/15	11,296	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 58.810%, 05/22/15	8,206	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: (continued)
			Mexico: (continued)
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 58.780%, 05/22/15	$5,241	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 58.770%, 05/22/15	965	0.0
				196,859	0.1

			Russia: 0.0%
RUB	6,812,653		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	51,678	0.0

		Total Structured Products
		(Cost $558,390)		248,537	0.1

FOREIGN GOVERNMENT BONDS: 4.6%
			Austria: 1.3%
EUR	3,000,000	#	Austria Government Bond, 1.650%, 10/21/24	3,631,912	1.3

			Brazil: 0.2%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	550,413	0.2

			Germany: 2.1%
EUR	3,410,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	5,639,289	2.0
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	12,493	0.0
EUR	170,000	Z	Bundesschatzanweisungen, (0.250)%, 12/11/15	183,107	0.1
				5,834,889	2.1

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	90,215	0.0

			Spain: 1.0%
EUR	2,340,000	#	Spain Government Bond, 2.750%, 10/31/24	2,872,024	1.0

		Total Foreign Government Bonds
		(Cost $13,458,113)		12,979,453	4.6

U.S. TREASURY OBLIGATIONS: 7.6%
			U.S. Treasury Bonds: 4.6%
	9,988,000		2.000%, due 02/15/25	10,051,983	3.6
	2,547,000		3.000%, due 11/15/44	2,791,553	1.0
				12,843,536	4.6

			U.S. Treasury Notes: 3.0%
	105,000		0.500%, due 03/31/17	104,869	0.1
	375,000		1.000%, due 03/15/18	376,348	0.1
	1,082,000		1.375%, due 03/31/20	1,082,253	0.4
	62,000		1.750%, due 02/28/22	62,184	0.0
	6,669,000		1.750%, due 03/31/22	6,686,192	2.4
				8,311,846	3.0

		Total U.S. Treasury Obligations
		(Cost $21,098,314)		21,155,382	7.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.2%
			Federal Home Loan Mortgage Corporation: 6.5%##
	49,725		0.625%, due 02/15/29	50,316	0.0
	17,517		0.675%, due 03/15/32	17,746	0.0
	69,827		0.675%, due 01/15/33	70,429	0.0
	24,867		1.125%, due 08/15/31	25,646	0.0
	15,055		1.125%, due 02/15/32	15,519	0.0
	14,883		1.175%, due 02/15/32	15,289	0.0
	14,509		1.175%, due 02/15/32	14,905	0.0
	21,547		1.175%, due 03/15/32	22,150	0.0
	4,939,000	W	3.000%, due 05/01/43	5,027,265	1.8
	2,414,000	W	3.500%, due 09/15/41	2,530,127	0.9
	1,074,611	^	4.000%, due 02/15/43	206,957	0.1
	17,002,616	^	4.000%, due 04/15/43	3,104,011	1.1
	7,164,231	^	4.276%, due 05/15/36	749,725	0.3
	7,276		5.000%, due 01/01/20	7,733	0.0
	32,545		5.000%, due 02/01/20	34,667	0.0
	226,734		5.000%, due 09/15/23	246,595	0.1
	858,118		5.000%, due 02/15/34	933,524	0.3
	790,193		5.000%, due 11/15/34	879,528	0.3
	21,741		5.000%, due 12/01/34	24,199	0.0
	17,016		5.500%, due 01/01/18	17,846	0.0
	2,863,696	^	5.776%, due 10/15/36	398,104	0.2
	7,432,240	^	5.826%, due 05/15/36	827,867	0.3
	5,851,674	^	5.876%, due 07/15/40	948,311	0.4
	156,369	^	5.976%, due 07/15/35	27,893	0.0
	12,215		6.000%, due 05/15/17	12,712	0.0
	60,368		6.000%, due 02/01/34	69,430	0.0
	2,806,284	^	6.076%, due 11/15/32	543,411	0.2
	1,572,203	^	6.426%, due 08/15/28	152,028	0.1
	3,748		6.500%, due 04/01/18	3,887	0.0
	16,595		6.500%, due 02/01/22	19,023	0.0
	22,084		6.500%, due 09/01/22	25,315	0.0
	63,478		6.500%, due 04/15/28	71,347	0.0
	12,398		6.500%, due 06/15/31	13,966	0.0
	111,649		6.500%, due 02/15/32	130,822	0.1
	77,794		6.500%, due 06/15/32	91,764	0.0
	5,882		6.500%, due 08/01/32	6,980	0.0
	10,829		6.500%, due 07/01/34	12,411	0.0
	9,999		6.500%, due 07/01/34	11,490	0.0
	67,269		6.750%, due 02/15/24	75,043	0.0
	116,637		7.000%, due 09/15/26	132,089	0.1
	18,907	^	7.000%, due 03/15/28	3,781	0.0
	104,936	^	7.000%, due 04/15/28	20,910	0.0
	169,033	^	7.476%, due 03/15/29	38,579	0.0
	97,086		7.500%, due 09/15/22	108,811	0.1
	162,532	^	7.526%, due 03/15/29	32,092	0.0
	110,771		8.000%, due 05/15/35	126,198	0.1
	237,324	^	8.776%, due 08/15/29	61,016	0.0
	13,340		23.744%, due 06/15/34	14,917	0.0
	32,994		24.110%, due 08/15/35	50,853	0.0
				18,025,227	6.5

			Federal National Mortgage Association: 11.2%##
	9,476		0.574%, due 11/25/33	9,541	0.0
	10,122		0.677%, due 10/18/32	10,265	0.0

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
34,959		1.174%, due 12/25/31	$35,919	0.0
4,775		1.174%, due 04/25/32	4,911	0.0
15,516		1.174%, due 04/25/32	15,958	0.0
46,926		1.174%, due 09/25/32	48,290	0.0
46,932		1.174%, due 12/25/32	48,296	0.0
333,572		2.371%, due 10/01/36	356,525	0.1
768,000	W	2.500%, due 11/25/26	787,230	0.3
2,494,053	^	3.000%, due 06/25/33	378,212	0.1
1,501,000	W	3.000%, due 05/01/43	1,530,991	0.6
1,136,666		3.000%, due 07/01/43	1,164,482	0.4
3,972,414		3.000%, due 07/01/43	4,082,669	1.5
1,352,043	^	3.500%, due 08/25/33	183,498	0.1
749,000	W	3.500%, due 12/25/40	784,841	0.3
807,319	^	3.500%, due 08/25/43	160,473	0.1
4,282,459	^	3.876%, due 02/25/37	119,846	0.0
4,194,000	W	4.000%, due 04/25/39	4,484,631	1.6
2,549,024	^	4.000%, due 06/25/42	408,696	0.2
174,385		4.500%, due 08/25/25	187,513	0.1
964,400	W	4.500%, due 05/15/35	1,049,614	0.4
4,795,352		4.500%, due 05/01/44	5,238,494	1.9
3,012,909	^	5.000%, due 05/25/18	157,533	0.1
409,124		5.000%, due 07/25/40	439,553	0.2
142,897		5.000%, due 06/01/41	159,356	0.1
21,688		5.500%, due 09/01/19	23,022	0.0
17,176		5.500%, due 09/01/19	18,169	0.0
53,625		5.500%, due 09/01/24	60,351	0.0
85,120	^	5.500%, due 07/25/33	16,430	0.0
35,471	^	5.500%, due 06/01/35	6,949	0.0
3,542,861	^	5.766%, due 01/25/38	641,003	0.2
6,465,727	^	5.776%, due 09/25/41	1,024,037	0.4
5,333,988	^	5.806%, due 11/25/41	930,427	0.3
3,657,985	^	5.926%, due 01/25/43	974,407	0.4
10,817		6.000%, due 03/25/17	11,197	0.0
19,459		6.000%, due 06/01/17	20,171	0.0
14,156		6.000%, due 05/01/21	15,351	0.0
38,814		6.000%, due 01/25/32	44,547	0.0
157,239	^	6.000%, due 12/01/32	34,006	0.0
66,287	^	6.000%, due 02/01/33	13,188	0.0
78,572	^	6.000%, due 03/01/33	17,220	0.0
65,430	^	6.000%, due 03/01/33	13,095	0.0
201,638		6.000%, due 11/01/34	231,561	0.1
308,048		6.000%, due 04/01/35	353,784	0.1
36,398	^	6.000%, due 09/01/35	5,964	0.0
5,444,921	^	6.276%, due 02/25/42	955,246	0.3
163,456	^	6.366%, due 06/25/37	26,483	0.0
527,447	^	6.396%, due 06/25/36	100,035	0.0
24,984		6.500%, due 04/25/29	28,755	0.0
37,543		6.500%, due 11/25/29	43,141	0.0
131,268		6.500%, due 12/01/29	153,993	0.1
43,043		6.500%, due 10/25/31	49,447	0.0
268,259	^	6.500%, due 02/01/32	61,790	0.0
40,383		6.500%, due 04/25/32	45,681	0.0
53,752		6.500%, due 01/01/34	62,703	0.0
30,241	^	6.576%, due 05/25/35	5,924	0.0
44,230	^	6.926%, due 06/25/23	5,604	0.0
575		7.000%, due 11/01/17	585	0.0
45,771	^	7.000%, due 02/01/28	9,105	0.0
56,950	^	7.000%, due 03/25/33	15,686	0.0
1,287		7.000%, due 04/01/33	1,575	0.0
45,495	^	7.000%, due 04/25/33	9,626	0.0
144,121	^	7.056%, due 09/25/36	27,607	0.0
257,556	^	7.376%, due 10/25/33	47,544	0.0
152,729	^	7.456%, due 03/25/23	8,078	0.0
65,837	^	7.500%, due 01/01/24	12,269	0.0
34,993		7.500%, due 09/01/32	42,239	0.0
90,138		7.500%, due 01/01/33	111,260	0.0
157,780	^	7.576%, due 07/25/31	35,607	0.0
91,431	^	7.576%, due 02/25/32	17,985	0.0
53,676	^	7.776%, due 07/25/32	12,540	0.0
1,867,391	^	7.823%, due 12/18/32	404,884	0.2
418,620		8.000%, due 05/25/43	479,238	0.2
125,535		23.305%, due 07/25/35	159,433	0.1
94,828		23.562%, due 06/25/36	140,207	0.1
32,452		23.930%, due 03/25/36	52,141	0.0
248,774		24.104%, due 10/25/40	565,651	0.2
63,117		27.396%, due 04/25/35	104,898	0.0
604,015		32.581%, due 11/25/36	1,085,716	0.4
			31,184,892	11.2

		Government National Mortgage Association: 1.5%
11,101,682	^	4.000%, due 04/20/38	939,368	0.4
84,839		5.000%, due 04/15/34	95,455	0.0
5,641,835	^	5.674%, due 06/20/40	865,597	0.3
26,346		6.500%, due 02/20/35	31,896	0.0
3,037,135	^	6.526%, due 07/16/41	653,045	0.2
62,652		8.000%, due 01/16/30	72,420	0.0
280,981		8.000%, due 02/16/30	327,230	0.1
781,200		21.478%, due 03/20/37	1,215,543	0.5
			4,200,554	1.5

	Total U.S. Government Agency Obligations
	(Cost $51,364,376)		53,410,673	19.2

ASSET-BACKED SECURITIES: 5.3%
		Cayman Islands: 4.8%
740,000	#	Ares XII CLO Ltd. 2007-12A C, 2.262%, 11/25/20	740,389	0.3
950,000	#	Black Diamond CLO 2005-1A C, 1.040%, 06/20/17	942,709	0.3
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.961%, 03/17/21	972,435	0.3
1,450,000	#	Castle Garden Funding 2005-1A C1, 2.012%, 10/27/20	1,438,704	0.5
1,000,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.503%, 10/15/21	982,757	0.3
500,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.006%, 04/04/18	494,902	0.2
1,100,000	#	Eaton Vance CDO IX Ltd. 2007-9A D, 1.757%, 04/20/19	1,074,900	0.4
400,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd. B, 0.706%, 08/07/21	393,594	0.1
1,300,000	#	Madison Park Funding Ltd., 1.256%, 07/26/21	1,275,799	0.5
1,550,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.256%, 03/25/20	1,549,216	0.5
500,000	#	Northwoods Capital VIII Ltd., 2.256%, 07/28/22	493,512	0.2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands: (continued)
1,000,000	#	Vitesse CLO Ltd. 2006-1A B1L, 2.057%, 08/17/20	$997,110	0.4
1,000,000	#	WhiteHorse III Ltd./Corp 2006-1A A3L, 1.005%, 05/01/18	999,934	0.4
1,000,000	#	WhiteHorse III Ltd/Corp, 2.105%, 05/01/18	998,816	0.4
			13,354,777	4.8

		United States: 0.5%
180,000	#	Invitation Homes Trust 2013-SFR1 E, 2.900%, 12/17/30	177,274	0.1
280,000	#	Invitation Homes Trust 2014-SFR1 A, 1.177%, 06/17/31	277,466	0.1
280,000	#	Invitation Homes Trust 2014-SFR1 C, 2.273%, 06/17/31	281,964	0.1
786,644		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.414%, 03/25/36	693,698	0.2
			1,430,402	0.5

	Total Asset-Backed Securities
	(Cost $14,674,895)		14,785,179	5.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	@,L	American Media, Inc.	21,541	0.0
4,988	@	Resolute Forest Products	86,043	0.0
548		Rock-Tenn Co.	35,346	0.0

		Total Common Stock
		(Cost $1,315,740)	142,930	0.0

MUTUAL FUNDS: 24.0%
		United States: 24.0%
1,042,821		Voya Emerging Markets Corporate Debt Fund - Class P	10,261,356	3.7
1,880,609		Voya Emerging Markets Hard Currency Debt Fund - Class P	17,809,367	6.4
2,919,202		Voya Emerging Markets Local Currency Debt Fund - Class P	22,273,509	8.0
2,040,782		Voya High Yield Bond Fund - Class P	16,611,963	5.9

		Total Mutual Funds
		(Cost $75,491,847)	66,956,195	24.0

WARRANTS: –%
		United States: –%
2,406	@	Media News Group	–	–

		Total Warrants
		(Cost $–)	–	–

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.6%
		Options on Currencies: 0.0%
15,000,000	@	Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	$57,714	0.0

		OTC Interest Rate Swaptions: 0.6%
83,762,000	@	Pay a fixed rate equal to 1.667% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	265,693	0.1
80,180,000	@	Pay a fixed rate equal to 2.265% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 04/20/15 Counterparty: Deutsche Bank AG	98,737	0.0
73,094,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	–	–
8,379,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	–	–
83,762,000	@	Receive a fixed rate equal to 1.667% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	991,446	0.4
80,180,000	@	Receive a fixed rate equal to 1.865% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 04/20/15 Counterparty: Deutsche Bank AG	164,786	0.1
			1,520,662	0.6

	Total Purchased Options
	(Cost $2,161,568)		1,578,376	0.6

	Total Long-Term Investments
	(Cost $283,484,888)		278,563,798	99.9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 0.5%
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/42)	$1,000,000	0.4
276,625	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $276,626, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $282,157, due 08/18/15-10/20/64)	276,625	0.1
		1,276,625	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
5,038,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $5,038,000)	5,038,000	1.8

	Total Short-Term Investments
	(Cost $6,314,625)	6,314,625	2.3

	Total Investments in Securities (Cost $289,799,513)	$284,878,423	102.2
	Liabilities in Excess of Other Assets	(6,164,089)	(2.2)
	Net Assets	$278,714,334	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $294,051,278.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,410,317
Gross Unrealized Depreciation	(12,874,555)

Net Unrealized Depreciation	$(5,464,238)

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	24.0%
U.S. Government Agency Obligations	19.2
Collateralized Mortgage Obligations	12.4
Financial	8.7
U.S. Treasury Obligations	7.6
Communications	5.4
Other Asset-Backed Securities	5.3
Foreign Government Bonds	4.6
Consumer, Non-cyclical	3.6
Energy	2.1
Basic Materials	1.8
Utilities	1.7
Consumer, Cyclical	1.1
Technology	1.0
Industrial	0.7
Purchased Options	0.6
Structured Products	0.1
Materials	0.0
Consumer Discretionary	0.0
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
United States	$121,389	$–	$21,541	$142,930
Total Common Stock	121,389	–	21,541	142,930
Mutual Funds	66,956,195	–	–	66,956,195
Warrants	–	–	–	–
Purchased Options	–	1,578,376	–	1,578,376
Corporate Bonds/Notes	–	72,716,237	17,456	72,733,693
Collateralized Mortgage Obligations	–	34,573,380	–	34,573,380
Structured Products	–	–	248,537	248,537
Short-Term Investments	5,038,000	1,276,625	–	6,314,625
U.S. Government Agency Obligations	–	53,410,673	–	53,410,673
Asset-Backed Securities	–	14,785,179	–	14,785,179
U.S. Treasury Obligations	–	21,155,382	–	21,155,382
Foreign Government Bonds	–	12,979,453	–	12,979,453
Total Investments, at fair value	$72,115,584	$212,475,305	$287,534	$284,878,423
Other Financial Instruments+
Centrally Cleared Swaps	–	5,725,473	–	5,725,473
Forward Foreign Currency Contracts	–	3,624,966	–	3,624,966
Futures	1,883,049	–	–	1,883,049
Total Assets	$73,998,633	$221,825,744	$287,534	$296,111,911
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(8,846,652)	$–	$(8,846,652)
Forward Foreign Currency Contracts	–	(8,672,504)	–	(8,672,504)
Futures	(375,093)	–	–	(375,093)
Written Options	–	(5,080,768)	–	(5,080,768)
Total Liabilities	$(375,093)	$(22,599,924)	$–	$(22,975,017)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$13,690,107	$162,042	$(3,823,917)	$233,124	$10,261,356	$162,042	$(73,918)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	32,119,888	385,809	(15,811,350)	1,115,020	17,809,367	385,809	(1,057,350)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	31,847,994	-	(10,969,388)	1,394,903	22,273,509	-	(2,369,388)	-
Voya High Yield Bond Fund - Class P	16,162,281	248,568	-	201,114	16,611,963	248,547	-	-
	$93,820,270	$796,419	$(30,604,655)	$2,944,161	$66,956,195	$796,398	$(3,500,656)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Australian Dollar	828,346	Buy	05/22/15	$650,000	$629,079	$(20,921)
Barclays Bank PLC	Hong Kong Sar Dollar	762,813	Buy	05/22/15	98,335	98,383	48
Barclays Bank PLC	Mexican Peso	56,365,328	Buy	06/19/15	3,621,706	3,675,611	53,905
BNP Paribas Bank	Australian Dollar	785	Buy	05/22/15	600	596	(4)
BNP Paribas Bank	EU Euro	13,364,230	Buy	05/22/15	15,024,000	14,379,675	(644,325)
BNP Paribas Bank	Norwegian Krone	16,856,434	Buy	05/22/15	2,197,000	2,089,444	(107,556)
Citigroup, Inc.	Swedish Krona	10,027,188	Buy	05/22/15	1,181,000	1,165,208	(15,792)
Citigroup, Inc.	Norwegian Krone	23,934,136	Buy	05/22/15	2,951,000	2,966,763	15,763
Citigroup, Inc.	Canadian Dollar	1,275,372	Buy	05/22/15	997,000	1,006,290	9,290
Citigroup, Inc.	Canadian Dollar	798,764	Buy	05/22/15	625,000	630,238	5,238
Citigroup, Inc.	Australian Dollar	2,426,730	Buy	05/22/15	1,867,000	1,842,957	(24,043)
Citigroup, Inc.	Australian Dollar	7,713,719	Buy	05/22/15	6,057,005	5,858,109	(198,896)
Citigroup, Inc.	Canadian Dollar	11,732,975	Buy	05/22/15	9,433,214	9,257,516	(175,698)
Deutsche Bank AG	EU Euro	600,060	Buy	05/22/15	636,000	645,654	9,654
Deutsche Bank AG	Canadian Dollar	750,113	Buy	05/22/15	586,000	591,852	5,852
Deutsche Bank AG	Japanese Yen	168,517,771	Buy	05/22/15	1,393,000	1,406,062	13,062
Deutsche Bank AG	British Pound	9,189,445	Buy	05/22/15	14,156,000	13,626,980	(529,020)
Goldman Sachs & Co.	EU Euro	1,348,598	Buy	05/22/15	1,469,000	1,451,068	(17,932)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Japanese Yen	168,179,070	Buy	05/22/15	$1,412,000	$1,403,236	$(8,764)
Goldman Sachs & Co.	EU Euro	32,831,058	Buy	05/22/15	37,289,759	35,325,638	(1,964,121)
Goldman Sachs & Co.	Singapore Dollar	648,988	Buy	05/22/15	476,881	472,302	(4,579)
JPMorgan Chase & Co.	EU Euro	1,021,107	Buy	05/22/15	1,105,000	1,098,693	(6,307)
JPMorgan Chase & Co.	Australian Dollar	3,285,028	Buy	05/22/15	2,549,000	2,494,783	(54,217)
JPMorgan Chase & Co.	Canadian Dollar	901,508	Buy	05/22/15	716,000	711,305	(4,695)
JPMorgan Chase & Co.	EU Euro	6,367,424	Buy	05/22/15	6,926,000	6,851,235	(74,765)
JPMorgan Chase & Co.	New Zealand Dollar	3,082,336	Buy	05/22/15	2,261,000	2,292,840	31,840
JPMorgan Chase & Co.	British Pound	1,212,000	Buy	05/22/15	1,802,000	1,797,268	(4,732)
Morgan Stanley	Australian Dollar	6,871,029	Buy	05/22/15	5,238,000	5,218,136	(19,864)
Morgan Stanley	Australian Dollar	2,073,407	Buy	05/22/15	1,618,000	1,574,629	(43,371)
Morgan Stanley	Canadian Dollar	877,511	Buy	05/22/15	703,000	692,371	(10,629)
Morgan Stanley	New Zealand Dollar	2,767,451	Buy	05/22/15	2,091,000	2,058,608	(32,392)
Morgan Stanley	New Zealand Dollar	2,682,133	Buy	05/22/15	1,971,000	1,995,143	24,143
Morgan Stanley	New Zealand Dollar	2,164,707	Buy	05/22/15	1,626,000	1,610,248	(15,752)
Morgan Stanley	New Zealand Dollar	1,321,926	Buy	05/22/15	987,000	983,334	(3,666)
Morgan Stanley	EU Euro	6,372,585	Buy	05/22/15	6,926,000	6,856,789	(69,211)
Morgan Stanley	Swedish Krona	6,637,885	Buy	05/22/15	771,000	771,355	355
Morgan Stanley	Japanese Yen	1,617,809,034	Buy	05/22/15	13,340,000	13,498,513	158,513
Morgan Stanley	New Zealand Dollar	870,545	Buy	05/22/15	639,000	647,567	8,567
Morgan Stanley	New Zealand Dollar	788,408	Buy	05/22/15	574,000	586,469	12,469
Morgan Stanley	Norwegian Krone	32,155,509	Buy	05/22/15	3,953,000	3,985,845	32,845
Morgan Stanley	South Korean Won	3,481,708,496	Buy	05/22/15	3,126,815	3,133,381	6,566
Morgan Stanley	Czech Koruna	11,239,058	Buy	06/19/15	436,177	438,964	2,787
Morgan Stanley	British Pound	749,350	Buy	05/22/15	1,129,000	1,111,207	(17,793)
Morgan Stanley	British Pound	814,908	Buy	05/22/15	1,232,000	1,208,423	(23,577)
Morgan Stanley	EU Euro	714,116	Buy	05/22/15	776,000	768,376	(7,624)
Morgan Stanley	Australian Dollar	2,846,796	Buy	05/22/15	2,203,000	2,161,972	(41,028)
Morgan Stanley	EU Euro	10,817,315	Buy	05/22/15	12,158,000	11,639,240	(518,760)
Morgan Stanley	EU Euro	12,424,995	Buy	05/22/15	13,921,270	13,369,075	(552,195)
Morgan Stanley	EU Euro	8,289,848	Buy	05/22/15	9,293,000	8,919,730	(373,270)
Morgan Stanley	British Pound	9,433,341	Buy	05/22/15	14,567,000	13,988,652	(578,348)
Morgan Stanley	British Pound	1,426,031	Buy	05/22/15	2,195,000	2,114,653	(80,347)
Morgan Stanley	Swedish Krona	14,014,691	Buy	05/22/15	1,670,000	1,628,576	(41,424)
Morgan Stanley	Swiss Franc	2,364,973	Buy	05/22/15	2,500,708	2,438,587	(62,121)
Morgan Stanley	Danish Krone	6,741,468	Buy	05/22/15	1,027,694	971,951	(55,743)
Morgan Stanley	British Pound	18,237,191	Buy	05/22/15	28,235,584	27,043,837	(1,191,747)
Morgan Stanley	Japanese Yen	5,384,067,114	Buy	05/22/15	45,285,795	44,923,041	(362,754)
							$(7,567,086)

Barclays Bank PLC	Swedish Krona	4,710,645	Sell	05/22/15	$548,000	$547,400	$600
Barclays Bank PLC	Norwegian Krone	8,091,502	Sell	05/22/15	1,022,000	1,002,984	19,016
Barclays Bank PLC	British Pound	847,699	Sell	05/22/15	1,248,000	1,257,049	(9,049)
Barclays Bank PLC	British Pound	455,156	Sell	05/22/15	685,000	674,949	10,051
Barclays Bank PLC	Japanese Yen	283,079,291	Sell	05/22/15	2,358,000	2,361,929	(3,929)
Barclays Bank PLC	Hungarian Forint	340,159,718	Sell	06/19/15	1,184,338	1,215,293	(30,955)
BNP Paribas Bank	EU Euro	550,830	Sell	05/22/15	578,000	592,683	(14,683)
Citigroup, Inc.	EU Euro	44,756	Sell	05/22/15	48,597	48,157	440
Citigroup, Inc.	New Zealand Dollar	980,038	Sell	05/22/15	740,000	729,015	10,985
Citigroup, Inc.	Norwegian Krone	4,488,036	Sell	05/22/15	571,000	556,316	14,684
Citigroup, Inc.	British Pound	418,440	Sell	05/22/15	625,000	620,503	4,497
Citigroup, Inc.	Australian Dollar	1,011,610	Sell	05/22/15	769,000	768,257	743
Citigroup, Inc.	Norwegian Krone	7,845,539	Sell	05/22/15	957,000	972,496	(15,496)
Citigroup, Inc.	EU Euro	1,142,806	Sell	05/22/15	1,211,000	1,229,640	(18,640)
Citigroup, Inc.	New Zealand Dollar	2,227,945	Sell	05/22/15	1,655,000	1,657,289	(2,289)
Citigroup, Inc.	Swiss Franc	711,871	Sell	05/22/15	732,000	734,030	(2,030)
Deutsche Bank AG	EU Euro	950,058	Sell	05/22/15	1,012,000	1,022,246	(10,246)
Deutsche Bank AG	British Pound	823,129	Sell	05/22/15	1,213,000	1,220,614	(7,614)
Deutsche Bank AG	EU Euro	7,993,134	Sell	05/22/15	9,006,000	8,600,471	405,529
Goldman Sachs & Co.	British Pound	336,857	Sell	05/22/15	513,000	499,524	13,476
Goldman Sachs & Co.	EU Euro	12,162,806	Sell	05/22/15	13,634,000	13,086,965	547,035

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	EU Euro	13,075,969	Sell	05/22/15	$14,760,000	$14,069,512	$690,488
Goldman Sachs & Co.	Canadian Dollar	1,708,121	Sell	05/22/15	1,362,000	1,347,737	14,263
Goldman Sachs & Co.	Swedish Krona	3,451,321	Sell	05/22/15	413,819	401,061	12,758
Goldman Sachs & Co.	Indonesian Rupiah	28,526,241,483	Sell	05/22/15	2,156,178	2,147,826	8,352
HSBC Bank PLC	Colombian Peso	2,961,027,253	Sell	06/19/15	1,089,334	1,128,119	(38,785)
HSBC Bank PLC	Romanian New Leu	1,620,684	Sell	06/19/15	385,611	394,267	(8,656)
JPMorgan Chase & Co.	British Pound	2,318,501	Sell	05/22/15	3,441,000	3,438,092	2,908
JPMorgan Chase & Co.	New Zealand Dollar	2,442,243	Sell	05/22/15	1,858,000	1,816,698	41,302
JPMorgan Chase & Co.	EU Euro	595,409	Sell	05/22/15	652,000	640,650	11,350
JPMorgan Chase & Co.	EU Euro	1,528,674	Sell	05/22/15	1,622,881	1,644,826	(21,945)
JPMorgan Chase & Co.	British Pound	533,232	Sell	05/22/15	796,000	790,726	5,274
JPMorgan Chase & Co.	Australian Dollar	7,967,111	Sell	05/22/15	6,108,000	6,050,545	57,455
JPMorgan Chase & Co.	Japanese Yen	1,655,812,743	Sell	05/22/15	13,685,000	13,815,605	(130,605)
JPMorgan Chase & Co.	British Pound	9,159,299	Sell	05/22/15	14,091,000	13,582,277	508,723
JPMorgan Chase & Co.	EU Euro	2,021,166	Sell	05/22/15	2,265,000	2,174,739	90,261
JPMorgan Chase & Co.	Japanese Yen	131,791,557	Sell	05/22/15	1,104,000	1,099,629	4,371
JPMorgan Chase & Co.	Malaysian Ringgit	6,307,909	Sell	05/22/15	1,720,323	1,692,644	27,679
JPMorgan Chase & Co.	South African Rand	23,577,770	Sell	06/19/15	1,865,802	1,918,707	(52,905)
JPMorgan Chase & Co.	Brazilian Real	8,211,832	Sell	06/19/15	2,476,054	2,513,644	(37,590)
Morgan Stanley	Japanese Yen	57,407,805	Sell	05/22/15	478,000	478,993	(993)
Morgan Stanley	Norwegian Krone	13,157,668	Sell	05/22/15	1,636,000	1,630,962	5,038
Morgan Stanley	Australian Dollar	1,655,406	Sell	05/22/15	1,293,000	1,257,182	35,818
Morgan Stanley	Japanese Yen	133,939,785	Sell	05/22/15	1,114,000	1,117,553	(3,553)
Morgan Stanley	EU Euro	2,413,333	Sell	05/22/15	2,542,933	2,596,703	(53,770)
Morgan Stanley	EU Euro	3,273,959	Sell	05/22/15	3,478,000	3,522,722	(44,722)
Morgan Stanley	Thai Baht	27,099,373	Sell	05/22/15	827,967	830,976	(3,009)
Morgan Stanley	Philippine Peso	28,280,482	Sell	05/22/15	638,098	631,637	6,461
Morgan Stanley	Russian Ruble	85,042,363	Sell	06/19/15	1,301,337	1,416,260	(114,923)
Morgan Stanley	Polish Zloty	6,414,415	Sell	06/19/15	1,637,793	1,688,260	(50,467)
Morgan Stanley	Turkish Lira	4,504,188	Sell	06/19/15	1,675,042	1,698,444	(23,402)
Morgan Stanley	Chilean Peso	184,927,455	Sell	06/19/15	286,532	294,045	(7,513)
Morgan Stanley	Peruvian Nuevo Sol	2,756,217	Sell	06/19/15	874,018	877,707	(3,689)
Morgan Stanley	Australian Dollar	2,658,619	Sell	05/22/15	2,016,000	2,019,063	(3,063)
Morgan Stanley	EU Euro	571,440	Sell	05/22/15	621,000	614,859	6,141
Morgan Stanley	Swedish Krona	5,803,350	Sell	05/22/15	686,000	674,378	11,622
Morgan Stanley	EU Euro	1,631,017	Sell	05/22/15	1,800,000	1,754,945	45,055
Morgan Stanley	Swedish Krona	11,331,900	Sell	05/22/15	1,359,000	1,316,822	42,178
Morgan Stanley	British Pound	7,296,289	Sell	05/22/15	11,225,000	10,819,629	405,371
Morgan Stanley	Japanese Yen	111,089,866	Sell	05/22/15	929,000	926,900	2,100
Morgan Stanley	Norwegian Krone	23,391,273	Sell	05/22/15	3,069,433	2,899,471	169,962
Morgan Stanley	New Zealand Dollar	419,102	Sell	05/22/15	313,838	311,755	2,083
							$2,519,548

At March 31, 2015, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	48	06/08/15	$9,091,933	$149,378
90-Day Eurodollar	243	12/18/17	59,580,562	171,825
90-Day Eurodollar	243	03/19/18	59,528,925	192,780
90-Day Eurodollar	243	06/18/18	59,477,287	209,993

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar	243	09/17/18	$59,431,725	$229,230
Australia 10-Year Bond	11	06/15/15	1,111,570	19,405
Australia 3-Year Bond	43	06/15/15	3,689,391	15,770
Canada 10-Year Bond	38	06/19/15	4,282,594	(17,048)
Euro-Bund	6	06/08/15	1,024,236	(694)
Euro-Schatz	113	06/08/15	13,514,145	4,929
Long Gilt	59	06/26/15	10,568,065	167,419
Long-Term Euro-BTP	72	06/08/15	10,883,379	128,019
Short Gilt	2	06/26/15	308,991	546
U.S. Treasury 10-Year Note	196	06/19/15	25,265,625	207,463
U.S. Treasury 2-Year Note	300	06/30/15	65,746,878	185,897
U.S. Treasury Long Bond	43	06/19/15	7,046,625	200,395
			$390,551,931	$1,865,307
Short Contracts
90-Day Eurodollar	(974)	06/15/15	(242,696,450)	(136,360)
Euro-Bobl 5-Year	(47)	06/08/15	(6,540,945)	(9,804)
Japan 10-Year Bond (TSE)	(2)	06/11/15	(2,454,996)	(267)
U.S. Treasury 5-Year Note	(112)	06/30/15	(13,463,625)	(118,530)
U.S. Treasury Ultra Long Bond	(53)	06/19/15	(9,003,375)	(92,390)
			$(274,159,391)	$(357,351)

At March 31, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.960% and pay a floating rate equal to the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	11/21/44	CAD	1,000,000	$100,747	$107,020
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	Chicago Mercantile Exchange	08/22/44	GBP	2,000,000	666,791	693,741
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	1,855,000,000	327,840	371,283
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,015,000,000	(125,250)	(132,362)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	468,636,765	(98,742)	(97,943)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	1,084,559,370	(8,149)	(8,368)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.322%	Chicago Mercantile Exchange	08/08/15	USD	40,000,000	(3,613)	(3,613)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.309%	Chicago Mercantile Exchange	08/21/15	USD	10,000,000	(395)	(395)
Receive a fixed rate equal to 0.306% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/15	USD	50,000,000	1,392	1,392
Receive a fixed rate equal to 0.381% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/16/15	USD	986,000,000	129,011	129,011
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	40,100,000	5,368	5,368
Receive a fixed rate equal to 0.704% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/27/16	USD	21,000,000	30,423	30,423
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	87,000,000	(172,900)	(172,900)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.082%	Chicago Mercantile Exchange	08/21/17	USD	15,000,000	(53,943)	(53,943)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	08/27/17	USD	40,000,000	(196,944)	(196,944)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.273%	Chicago Mercantile Exchange	12/19/18	USD	247,721,000	(717,476)	(717,476)
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/19	USD	8,100,000	109,822	109,822
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7440%	Chicago Mercantile Exchange	08/21/19	USD	32,000,000	(435,925)	(435,925)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.792%	Chicago Mercantile Exchange	08/27/19	USD	8,000,000	(124,819)	(124,819)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	59,452,000	(551,020)	(551,020)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

		Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.000% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	121,260,000	$2,905,608	$2,905,608
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	12,000,000	(374,454)	(374,454)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	Chicago Mercantile Exchange	07/01/21	USD	45,000,000	(1,270,000)	(1,270,000)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	08/21/24	USD	300,000	(14,767)	(14,767)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	8,500,000	(379,827)	(379,827)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	30,878,000	1,109,140	1,109,140
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	64,260,000	(4,311,897)	(4,311,896)
Receive a fixed rate equal to 2.133% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/25	USD	6,000,000	56,954	56,954
Receive a fixed rate equal to 3.057% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/44	USD	1,400,000	205,711	205,711
					$(3,191,314)	$(3,121,179)

At March 31, 2015, the following over-the-counter written options were outstanding for Voya Global Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
15,000,000	JPMorgan Chase & Co.	Put CNH vs Call USD	6.690USD	08/03/15	$124,800	$(26,415)
14,008,000	Bank of America	Put GBP vs. Call USD	1.470USD	04/23/15	90,114	(106,550)
14,008,000	Bank of America	Put USD vs. Call GBP	1.525USD	04/23/15	64,675	(30,460)
			Total Written OTC Options		$279,589	$(163,425)

At March 31, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	BNP Paribas Bank	3-month USD-LIBOR-BBA	Pay	0.730%	01/09/17	USD	333,012,000	$1,443,607	$(1,761,728)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.215%	04/20/15	USD	80,180,000	298,671	(157,566)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.667%	06/11/15	USD	83,762,000	422,998	(117,158)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.580%	12/12/16	USD	82,945,000	241,592	(229,951)
Call OTC Swaption	BNP Paribas Bank	3-month USD-LIBOR-BBA	Receive	0.730%	01/09/17	USD	333,012,000	1,465,253	(1,287,150)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.995%	04/20/15	USD	80,180,000	320,720	(246,232)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.667%	06/11/15	USD	83,762,000	422,998	(842,538)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.580%	12/12/16	USD	82,945,000	241,577	(275,020)
					Total Written Swaptions			$4,857,416	$(4,917,343)

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Purchased Options	$57,714
Interest rate contracts	Purchased Options	1,520,662
Foreign exchange contracts	Forward foreign currency contracts	3,624,966
Interest rate contracts	Futures contracts	1,883,049
Interest rate contracts	Interest rate swaps	5,725,473
Total Asset Derivatives		$12,811,864

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$8,672,504
Interest rate contracts	Futures contracts	375,093
Interest rate contracts	Interest rate swaps	8,846,652
Foreign exchange contrats	Written options	163,425
Interest rate contracts	Written options	4,917,343
Total Liability Derivatives		$22,975,017

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$—	$—	$—	$—	$263,523	$—	$—	$1,314,853	$—	$1,578,376
Forward foreign currency contracts	—	83,620	—	61,640	434,097	1,286,372	—	781,163	978,074	3,624,966
Total Assets	$—	$83,620	$—	$61,640	$697,620	$1,286,372	$—	$2,096,016	$978,074	$5,203,342

Liabilities:
Forward foreign currency contracts	$—	$64,854	$766,568	$452,884	$546,880	$1,995,396	$47,441	$387,761	$4,410,720	$8,672,504
Written options	137,010	—	3,048,878	—	403,798	—	—	986,111	504,971	5,080,768
Total Liabilities	$137,010	$64,854	$3,815,446	$452,884	$950,678	$1,995,396	$47,441	$1,373,872	$4,915,691	$13,753,272

Net OTC derivative instruments by counterparty, at fair value	$(137,010)	$18,766	$(3,815,446)	$(391,244)	$(253,058)	$(709,024)	$(47,441)	$722,144	$(3,937,617)	$(8,549,930)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$3,550,000	$520,000	$—	$(2,130,000)	$—	$—	$3,740,000	$5,680,000

Net Exposure(1)	$(137,010)	$18,766	$(265,446)	$128,756	$(253,058)	$(2,839,024)	$(47,441)	$722,144	$(197,617)	$(2,869,930)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.1%
13,514	iShares Barclays 20+ Year Treasury Bond Fund	$1,766,145	1.0
49,524	iShares iBoxx High Yield Corporate Bond Fund	4,487,369	2.7
143,577	PowerShares Senior Loan Portfolio	3,458,770	2.0
234,124	SPDR Barclays Capital High Yield Bond ETF	9,182,343	5.4
16,425	SPDR Trust Series 1	3,390,613	2.0

	Total Exchange-Traded Funds
	(Cost $22,485,157)	22,285,240	13.1

MUTUAL FUNDS: 83.5%
	Affiliated Investment Companies: 83.5%
152,546	Voya Emerging Markets Index Portfolio - Class I	1,662,756	1.0
1,015,300	Voya International Index Portfolio - Class I	10,021,011	5.9
752,906	Voya RussellTM Mid Cap Index Portfolio - Class I	13,514,669	8.0
8,226,064	Voya U.S. Bond Index Portfolio - Class I	89,910,875	53.0
1,784,889	Voya U.S. Stock Index Portfolio - Class I	26,434,199	15.6

	Total Mutual Funds
	(Cost $135,594,925)	141,543,510	83.5

	Total Investments in Securities (Cost $158,080,082)	$163,828,750	96.6
	Assets in Excess of Other Liabilities	5,720,077	3.4
	Net Assets	$169,548,827	100.0

Cost for federal income tax purposes is $159,192,716.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,300,988
Gross Unrealized Depreciation	(1,664,954)

Net Unrealized Appreciation	$4,636,034

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,285,240	$–	$–	$22,285,240
Mutual Funds	141,543,510	–	–	141,543,510
Total Investments, at fair value	$163,828,750	$–	$–	$163,828,750

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of March 31, 2015 (Unaudited)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Other Financial Instruments+
Futures	34,531	–	–	34,531
Total Assets	$163,863,281	$–	$–	$163,863,281

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,620,242	$85,415	$(88,614)	$45,713	$1,662,756	$-	$(7,625)	$-
Voya International Index Portfolio - Class I	9,897,061	364,976	(624,229)	383,203	10,021,011	-	150,363	-
Voya RussellTM Mid Cap Index Portfolio - Class I	13,758,745	226,207	(558,955)	88,672	13,514,669	-	436,325	-
Voya U.S. Bond Index Portfolio - Class I	91,093,301	2,837,214	(5,532,634)	1,512,994	89,910,875	-	(91,724)	-
Voya U.S. Stock Index Portfolio - Class I	27,241,973	1,307,157	(2,141,200)	26,269	26,434,199	-	255,110	-
	$143,611,322	$4,820,969	$(8,945,632)	$2,056,851	$141,543,510	$-	$742,449	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	26	06/11/15	$3,346,062	$34,531
			$3,346,062	$34,531

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Solution Income Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Equity contracts	Futures contracts	$34,531
Total Asset Derivatives		$34,531

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2015 Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value		Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.1%
21,002	iShares Barclays 20+ Year Treasury Bond Fund	$	,744,752	1.0
80,120	iShares iBoxx High Yield Corporate Bond Fund		7,259,673	2.8
223,139	PowerShares Senior Loan Portfolio		5,375,419	2.0
356,547	SPDR Barclays Capital High Yield Bond ETF		13,983,773	5.3
25,526	SPDR Trust Series 1		5,269,332	2.0

	Total Exchange-Traded Funds
	(Cost $34,965,968)		34,632,949	13.1

MUTUAL FUNDS: 83.6%
	Affiliated Investment Companies: 83.6%
478,110	Voya Emerging Markets Index Portfolio - Class I		5,211,403	2.0
2,115,375	Voya International Index Portfolio - Class I		20,878,752	7.9
1,179,716	Voya RussellTM Mid Cap Index Portfolio - Class I		21,175,900	8.0
156,477	Voya RussellTM Small Cap Index Portfolio - Class I		2,691,404	1.0
11,152,250	Voya U.S. Bond Index Portfolio - Class I		121,894,093	46.1
3,327,509	Voya U.S. Stock Index Portfolio - Class I		49,280,404	18.6

	Total Mutual Funds
	(Cost $211,542,527)		221,131,956	83.6

	Total Investments in Securities (Cost $246,508,495)		$255,764,905	96.7
	Assets in Excess of Other Liabilities		8,742,712	3.3
	Net Assets		$264,507,617	100.0

Cost for federal income tax purposes is $248,984,588.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,318,729
Gross Unrealized Depreciation	(3,538,412)

Net Unrealized Appreciation	$6,780,317

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2015 Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,632,949	$–	$–	$34,632,949
Mutual Funds	221,131,956	–	–	221,131,956
Total Investments, at fair value	$255,764,905	$–	$–	$255,764,905
Other Financial Instruments+
Futures	54,857	–	–	54,857
Total Assets	$255,819,762	$–	$–	$255,819,762

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,061,252	$308,244	$(302,625)	$144,532	$5,211,403	$-	$(23,578)	$-
Voya International Index Portfolio - Class I	20,588,504	890,299	(1,397,206)	797,155	20,878,752	-	319,646	-
Voya RussellTM Mid Cap Index Portfolio - Class I	21,458,970	551,007	(1,155,932)	321,855	21,175,900	-	502,349	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,725,150	61,758	(155,897)	60,393	2,691,404	-	51,760	-
Voya U.S. Bond Index Portfolio - Class I	123,837,065	5,875,510	(9,856,617)	2,038,135	121,894,093	-	(73,789)	-
Voya U.S. Stock Index Portfolio - Class I	50,776,168	2,613,607	(4,201,019)	91,648	49,280,404	-	421,830	-
	$224,447,109	$10,300,425	$(17,069,296)	$3,453,718	$221,131,956	$-	$1,198,218	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Solution 2015 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	41	06/11/15	$5,276,483	$54,857
			$5,276,483	$54,857

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Solution 2015 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Equity contracts	Futures contracts	$54,857
Total Asset Derivatives		$54,857

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
1	iShares Barclays 20+ Year Treasury Bond Fund	$131	0.7
6	iShares iBoxx High Yield Corporate Bond Fund	544	2.8
16	PowerShares Senior Loan Portfolio	385	1.9
25	SPDR Barclays Capital High Yield Bond ETF	980	5.0
2	SPDR Trust Series 1	413	2.1
7	WisdomTree Japan Hedged Equity Fund	386	1.9

	Total Exchange-Traded Funds
	(Cost $2,874)	2,839	14.4

MUTUAL FUNDS: 80.3%
	Affiliated Investment Companies: 80.3%
34	Voya Emerging Markets Index Portfolio - Class I	372	1.9
227	Voya International Index Portfolio - Class I	2,238	11.4
116	Voya RussellTM Mid Cap Index Portfolio - Class I	2,075	10.5
22	Voya RussellTM Small Cap Index Portfolio - Class I	383	2.0
575	Voya U.S. Bond Index Portfolio - Class I	6,282	31.9
301	Voya U.S. Stock Index Portfolio - Class I	4,456	22.6

	Total Mutual Funds
	(Cost $14,077)	15,806	80.3

	Total Investments in Securities (Cost $16,951)	$18,645	94.7
	Assets in Excess of Other Liabilities	1,050	5.3
	Net Assets	$19,695	100.0

Cost for federal income tax purposes is $17,010.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,783
Gross Unrealized Depreciation	(148)

Net Unrealized Appreciation	$1,635

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,839	$–	$–	$2,839
Mutual Funds	15,806	–	–	15,806
Total Investments, at fair value	$18,645	$–	$–	$18,645

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$338	$27	$(2)	$9	$372	$-	$-	$-
Voya International Index Portfolio - Class I	2,147	50	(53)	94	2,238	-	23	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,051	-	(29)	53	2,075	-	25	-
Voya RussellTM Small Cap Index Portfolio - Class I	363	12	(5)	13	383	-	4	-
Voya U.S. Bond Index Portfolio - Class I	6,148	190	(157)	101	6,282	-	(2)	-
Voya U.S. Stock Index Portfolio - Class I	4,436	98	(92)	14	4,456	-	31	-
	$15,483	$377	$(338)	$284	$15,806	$-	$81	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
41,695	iShares Barclays 20+ Year Treasury Bond Fund	$5,449,119	1.0
157,862	iShares iBoxx High Yield Corporate Bond Fund	14,303,876	2.7
442,985	PowerShares Senior Loan Portfolio	10,671,508	2.0
707,635	SPDR Barclays Capital High Yield Bond ETF	27,753,445	5.2
50,676	SPDR Trust Series 1	10,461,047	2.0

	Total Exchange-Traded Funds
	(Cost $69,408,267)	68,638,995	12.9

MUTUAL FUNDS: 83.9%
	Affiliated Investment Companies: 83.9%
1,448,386	Voya Emerging Markets Index Portfolio - Class I	15,787,412	3.0
8,008,036	Voya International Index Portfolio - Class I	79,039,315	14.8
4,168,751	Voya RussellTM Mid Cap Index Portfolio - Class I	74,829,085	14.1
947,677	Voya RussellTM Small Cap Index Portfolio - Class I	16,300,046	3.1
10,813,776	Voya U.S. Bond Index Portfolio - Class I	118,194,571	22.2
9,587,076	Voya U.S. Stock Index Portfolio - Class I	141,984,592	26.7

	Total Mutual Funds
	(Cost $405,726,007)	446,135,021	83.9

	Total Investments in Securities (Cost $475,134,274)	$514,774,016	96.8
	Assets in Excess of Other Liabilities	17,270,559	3.2
	Net Assets	$532,044,575	100.0

Cost for federal income tax purposes is $478,569,691.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,895,777
Gross Unrealized Depreciation	(5,691,452)

Net Unrealized Appreciation	$36,204,325

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$68,638,995	$–	$–	$68,638,995
Mutual Funds	446,135,021	–	–	446,135,021
Total Investments, at fair value	$514,774,016	$–	$–	$514,774,016
Other Financial Instruments+
Futures	109,714	–	–	109,714
Total Assets	$514,883,730	$–	$–	$514,883,730

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$14,829,930	$968,637	$(345,411)	$334,256	$15,787,412	$-	$16,497	$-
Voya International Index Portfolio - Class I	75,382,254	2,757,433	(2,355,808)	3,255,436	79,039,315	-	815,091	-
Voya RussellTM Mid Cap Index Portfolio - Class I	73,315,139	1,804,480	(1,772,731)	1,482,197	74,829,085	-	1,322,452	-
Voya RussellTM Small Cap Index Portfolio - Class I	15,960,453	407,294	(507,563)	439,862	16,300,046	-	219,975	-
Voya U.S. Bond Index Portfolio - Class I	115,918,387	7,715,157	(7,394,166)	1,955,193	118,194,571	-	(74,320)	-
Voya U.S. Stock Index Portfolio - Class I	141,135,730	5,852,179	(4,948,721)	(54,596)	141,984,592	-	1,369,467	-
	$436,541,893	$19,505,180	$(17,324,400)	$7,412,348	$446,135,021	$-	$3,669,162	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	82	06/11/15	$10,552,966	$109,714
			$10,552,966	$109,714

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Solution 2025 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$109,714
Total Asset Derivatives		$109,714

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
2	iShares Barclays 20+ Year Treasury Bond Fund	$261	1.2
3	iShares iBoxx High Yield Corporate Bond Fund	272	1.3
17	PowerShares Senior Loan Portfolio	410	1.9
20	SPDR Barclays Capital High Yield Bond ETF	784	3.6
2	SPDR Trust Series 1	413	1.9
8	WisdomTree Japan Hedged Equity Fund	441	2.1

	Total Exchange-Traded Funds
	(Cost $2,596)	2,581	12.0

MUTUAL FUNDS: 83.5%
	Affiliated Investment Companies: 83.5%
75	Voya Emerging Markets Index Portfolio - Class I	817	3.8
415	Voya International Index Portfolio - Class I	4,100	19.1
162	Voya RussellTM Mid Cap Index Portfolio - Class I	2,903	13.5
37	Voya RussellTM Small Cap Index Portfolio - Class I	631	3.0
268	Voya U.S. Bond Index Portfolio - Class I	2,929	13.7
441	Voya U.S. Stock Index Portfolio - Class I	6,529	30.4

	Total Mutual Funds
	(Cost $15,214)	17,909	83.5

	Total Investments in Securities (Cost $17,810)	$20,490	95.5
	Assets in Excess of Other Liabilities	975	4.5
	Net Assets	$21,465	100.0

Cost for federal income tax purposes is $17,910.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,763
Gross Unrealized Depreciation	(183)

Net Unrealized Appreciation	$2,580

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,581	$–	$–	$2,581
Mutual Funds	17,909	–	–	17,909
Total Investments, at fair value	$20,490	$–	$–	$20,490

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$772	$29	$(3)	$19	$817	$-	$-	$-
Voya International Index Portfolio - Class I	3,927	41	(55)	187	4,100	-	24	-
Voya RussellTM Mid Cap Index Portfolio - Class I	2,864	-	(39)	78	2,903	-	32	-
Voya RussellTM Small Cap Index Portfolio - Class I	624	-	(10)	17	631	-	7	-
Voya U.S. Bond Index Portfolio - Class I	2,882	108	(108)	47	2,929	-	-	-
Voya U.S. Stock Index Portfolio - Class I	6,535	64	(98)	28	6,529	-	33	-
	$17,604	$242	$(313)	$376	$17,909	$-	$96	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
34,923	iShares Barclays 20+ Year Treasury Bond Fund	$4,564,087	1.0
59,191	iShares iBoxx High Yield Corporate Bond Fund	5,363,297	1.2
371,038	PowerShares Senior Loan Portfolio	8,938,305	2.0
423,406	SPDR Barclays Capital High Yield Bond ETF	16,605,983	3.8
42,445	SPDR Trust Series 1	8,761,921	2.0

	Total Exchange-Traded Funds
	(Cost $44,567,895)	44,233,593	10.0

MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 86.7%
1,611,173	Voya Emerging Markets Index Portfolio - Class I	17,561,790	4.0
8,931,820	Voya International Index Portfolio - Class I	88,157,065	19.9
3,725,601	Voya RussellTM Mid Cap Index Portfolio - Class I	66,874,537	15.1
1,052,643	Voya RussellTM Small Cap Index Portfolio - Class I	18,105,466	4.1
2,457,861	Voya U.S. Bond Index Portfolio - Class I	26,864,421	6.0
11,252,972	Voya U.S. Stock Index Portfolio - Class I	166,656,516	37.6

	Total Mutual Funds
	(Cost $346,402,581)	384,219,795	86.7

	Total Investments in Securities (Cost $390,970,476)	$428,453,388	96.7
	Assets in Excess of Other Liabilities	14,660,439	3.3
	Net Assets	$443,113,827	100.0

Cost for federal income tax purposes is $391,962,034.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$39,073,905
Gross Unrealized Depreciation	(2,582,551)
Net Unrealized Appreciation	$36,491,354

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$44,233,593	$–	$–	$44,233,593
Mutual Funds	384,219,795	–	–	384,219,795
Total Investments, at fair value	$428,453,388	$–	$–	$428,453,388
Other Financial Instruments+
Futures	92,449	–	–	92,449
Total Assets	$428,545,837	$–	$–	$428,545,837

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,566,575	$1,105,175	$(527,383)	$417,423	$17,561,790	$-	$(28,440)	$-
Voya International Index Portfolio - Class I	84,214,562	2,636,227	(2,339,524)	3,645,800	88,157,065	-	865,982	-
Voya RussellTM Mid Cap Index Portfolio - Class I	65,815,463	1,523,559	(1,790,647)	1,326,162	66,874,537	-	1,168,515	-
Voya RussellTM Small Cap Index Portfolio - Class I	17,830,097	406,282	(676,598)	545,685	18,105,466	-	182,948	-
Voya U.S. Bond Index Portfolio - Class I	26,425,533	2,681,781	(2,549,573)	306,680	26,864,421	-	124,326	-
Voya U.S. Stock Index Portfolio - Class I	166,379,505	5,438,512	(5,455,398)	293,897	166,656,516	-	1,207,135	-
	$377,231,735	$13,791,536	$(13,339,123)	$6,535,647	$384,219,795	$-	$3,520,466	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	69	06/11/15	$8,879,935	$92,449
			$8,879,935	$92,449

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Solution 2035 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$92,449
Total Asset Derivatives		$92,449

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
2	iShares Barclays 20+ Year Treasury Bond Fund	$261	1.1
19	PowerShares Senior Loan Portfolio	458	1.9
6	SPDR Barclays Capital High Yield Bond ETF	235	1.0
2	SPDR Trust Series 1	413	1.7
9	WisdomTree Japan Hedged Equity Fund	496	2.0

	Total Exchange-Traded Funds
	(Cost $1,865)	1,863	7.7

MUTUAL FUNDS: 88.3%
	Affiliated Investment Companies: 88.3%
106	Voya Emerging Markets Index Portfolio - Class I	1,160	4.8
494	Voya International Index Portfolio - Class I	4,879	20.3
210	Voya RussellTM Mid Cap Index Portfolio - Class I	3,770	15.7
56	Voya RussellTM Small Cap Index Portfolio - Class I	957	4.0
88	Voya U.S. Bond Index Portfolio - Class I	965	4.0
643	Voya U.S. Stock Index Portfolio - Class I	9,520	39.5

	Total Mutual Funds
	(Cost $17,602)	21,251	88.3

	Total Investments in Securities (Cost $19,467)	$23,114	96.0
	Assets in Excess of Other Liabilities	970	4.0
	Net Assets	$24,084	100.0

Cost for federal income tax purposes is $19,487.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,734
Gross Unrealized Depreciation	(107)

Net Unrealized Appreciation	$3,627

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,863	$–	$–	$1,863

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Mutual Funds	$21,251	$–	$–	$21,251
Total Investments, at fair value	$23,114	$–	$–	$23,114

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,097	$43	$(5)	$25	$1,160	$-	$-	$-
Voya International Index Portfolio - Class I	4,603	88	(41)	229	4,879	-	18	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,675	46	(49)	98	3,770	-	39	-
Voya RussellTM Small Cap Index Portfolio - Class I	939	11	(18)	25	957	-	12	-
Voya U.S. Bond Index Portfolio - Class I	919	86	(53)	13	965	-	2	-
Voya U.S. Stock Index Portfolio - Class I	9,346	213	(93)	54	9,520	-	30	-
	$20,579	$487	$(259)	$444	$21,251	$-	$101	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.1%
21,990	iShares Barclays 20+ Year Treasury Bond Fund	$2,873,873	1.1
233,632	PowerShares Senior Loan Portfolio	5,628,195	2.0
26,727	SPDR Trust Series 1	5,517,255	2.0

	Total Exchange-Traded Funds
	(Cost $13,788,908)	14,019,323	5.1

MUTUAL FUNDS: 92.8%
	Affiliated Investment Companies: 92.8%
1,766,217	Voya Emerging Markets Index Portfolio - Class I	19,251,762	7.0
6,155,019	Voya International Index Portfolio - Class I	60,750,036	21.9
2,645,234	Voya RussellTM Mid Cap Index Portfolio - Class I	47,481,945	17.1
659,485	Voya RussellTM Small Cap Index Portfolio - Class I	11,343,136	4.1
509,502	Voya U.S. Bond Index Portfolio - Class I	5,568,862	2.0
7,602,468	Voya U.S. Stock Index Portfolio - Class I	112,592,544	40.7

	Total Mutual Funds
	(Cost $232,946,538)	256,988,285	92.8

	Total Investments in Securities (Cost $246,735,446)	$271,007,608	97.9
	Assets in Excess of Other Liabilities	5,860,571	2.1
	Net Assets	$276,868,179	100.0

Cost for federal income tax purposes is $247,425,862.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$25,070,465
Gross Unrealized Depreciation	(1,488,719)

Net Unrealized Appreciation	$23,581,746

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,019,323	$–	$–	$14,019,323
Mutual Funds	256,988,285	–	–	256,988,285
Total Investments, at fair value	$271,007,608	$–	$–	$271,007,608
Other Financial Instruments+
Futures	57,542	–	–	57,542

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Total Assets	$271,065,150	$–	$–	$271,065,150

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$18,041,836	$1,386,539	$(616,912)	$440,299	$19,251,762	$-	$(21,458)	$-
Voya International Index Portfolio - Class I	57,645,216	2,206,563	(1,679,269)	2,577,526	60,750,036	-	507,656	-
Voya RussellTM Mid Cap Index Portfolio - Class I	46,417,767	1,451,107	(1,285,703)	898,774	47,481,945	-	860,355	-
Voya RussellTM Small Cap Index Portfolio - Class I	11,095,631	341,437	(417,758)	323,826	11,343,136	-	131,509	-
Voya U.S. Bond Index Portfolio - Class I	8,241,369	584,364	(3,312,717)	55,846	5,568,862	-	60,864	-
Voya U.S. Stock Index Portfolio - Class I	111,704,109	4,486,092	(3,815,327)	217,670	112,592,544	-	777,646	-
	$253,145,928	$10,456,102	$(11,127,686)	$4,513,941	$256,988,285	$-	$2,316,572	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	43	06/11/15	$5,533,873	$57,542
			$5,533,873	$57,542

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Solution 2045 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$57,542
Total Asset Derivatives		$57,542

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
2	iShares Barclays 20+ Year Treasury Bond Fund	$261	1.1
19	PowerShares Senior Loan Portfolio	458	2.0
2	SPDR Trust Series 1	413	1.8
8	WisdomTree Japan Hedged Equity Fund	441	1.9

	Total Exchange-Traded Funds
	(Cost $1,561)	1,573	6.8

MUTUAL FUNDS: 90.1%
	Affiliated Investment Companies: 90.1%
142	Voya Emerging Markets Index Portfolio - Class I	1,551	6.7
496	Voya International Index Portfolio - Class I	4,894	21.3
213	Voya RussellTM Mid Cap Index Portfolio - Class I	3,825	16.6
53	Voya RussellTM Small Cap Index Portfolio - Class I	914	4.0
42	Voya U.S. Bond Index Portfolio - Class I	454	2.0
613	Voya U.S. Stock Index Portfolio - Class I	9,079	39.5

	Total Mutual Funds
	(Cost $16,984)	20,717	90.1

	Total Investments in Securities (Cost $18,545)	$22,290	96.9
	Assets in Excess of Other Liabilities	703	3.1
	Net Assets	$22,993	100.0

Cost for federal income tax purposes is $18,552.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,827
Gross Unrealized Depreciation	(89)

Net Unrealized Appreciation	$3,738

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,573	$–	$–	$1,573

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Mutual Funds	$20,717	$–	$–	$20,717
Total Investments, at fair value	$22,290	$–	$–	$22,290

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,468	$55	$(6)	$34	$1,551	$-	$-	$-
Voya International Index Portfolio - Class I	4,660	27	(29)	236	4,894	-	12	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,762	-	(44)	107	3,825	-	35	-
Voya RussellTM Small Cap Index Portfolio - Class I	902	-	(15)	27	914	-	10	-
Voya U.S. Bond Index Portfolio - Class I	666	22	(239)	5	454	-	4	-
Voya U.S. Stock Index Portfolio - Class I	9,031	49	(62)	61	9,079	-	20	-
	$20,489	$153	$(395)	$470	$20,717	$-	$81	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
5,165	iShares Barclays 20+ Year Treasury Bond Fund	$675,014	1.0
6,277	SPDR Trust Series 1	1,295,761	2.0

	Total Exchange-Traded Funds
	(Cost $1,887,184)	1,970,775	3.0

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 94.8%
423,112	Voya Emerging Markets Index Portfolio - Class I	4,611,924	7.0
1,473,883	Voya International Index Portfolio - Class I	14,547,229	21.9
633,485	Voya RussellTM Mid Cap Index Portfolio - Class I	11,371,061	17.1
157,925	Voya RussellTM Small Cap Index Portfolio - Class I	2,716,304	4.1
124,205	Voya U.S. Bond Index Portfolio - Class I	1,357,557	2.0
1,913,112	Voya U.S. Stock Index Portfolio - Class I	28,333,185	42.7

	Total Mutual Funds
	(Cost $59,027,937)	62,937,260	94.8

	Total Investments in Securities (Cost $60,915,121)	$64,908,035	97.8
	Assets in Excess of Other Liabilities	1,432,873	2.2
	Net Assets	$66,340,908	100.0

Cost for federal income tax purposes is $61,021,029.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,116,416
Gross Unrealized Depreciation	(229,410)

Net Unrealized Appreciation	$3,887,006

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,970,775	$–	$–	$1,970,775
Mutual Funds	62,937,260	–	–	62,937,260
Total Investments, at fair value	$64,908,035	$–	$–	$64,908,035
Other Financial Instruments+
Futures	13,426	–	–	13,426
Total Assets	$64,921,461	$–	$–	$64,921,461

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,150,660	$579,084	$(229,713)	$111,893	$4,611,924	$-	$(15,560)	$-
Voya International Index Portfolio - Class I	13,254,966	1,321,922	(577,879)	548,220	14,547,229	-	164,304	-
Voya RussellTM Mid Cap Index Portfolio - Class I	10,669,525	976,150	(457,294)	182,680	11,371,061	-	228,282	-
Voya RussellTM Small Cap Index Portfolio - Class I	2,550,214	229,682	(128,653)	65,061	2,716,304	-	42,773	-
Voya U.S. Bond Index Portfolio - Class I	1,893,699	217,457	(766,613)	13,014	1,357,557	-	14,177	-
Voya U.S. Stock Index Portfolio - Class I	26,975,612	2,761,458	(1,486,877)	82,992	28,333,185	-	154,973	-
	$59,494,676	$6,085,753	$(3,647,029)	$1,003,860	$62,937,260	$-	$588,949	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	10	06/11/15	$1,286,947	$13,426
			$1,286,947	$13,426

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Solution 2055 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Equity contracts	Futures contracts	$13,426
Total Asset Derivatives		$13,426

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.3%
1	iShares Barclays 20+ Year Treasury Bond Fund	$130	0.8
2	SPDR Trust Series 1	413	2.5
6	WisdomTree Japan Hedged Equity Fund	331	2.0

	Total Exchange-Traded Funds
	(Cost $848)	874	5.3

MUTUAL FUNDS: 94.6%
	Affiliated Investment Companies: 94.6%
104	Voya Emerging Markets Index Portfolio - Class I	1,137	6.9
363	Voya International Index Portfolio - Class I	3,587	21.9
156	Voya RussellTM Mid Cap Index Portfolio - Class I	2,803	17.1
39	Voya RussellTM Small Cap Index Portfolio - Class I	669	4.1
30	Voya U.S. Bond Index Portfolio - Class I	333	2.0
471	Voya U.S. Stock Index Portfolio - Class I	6,977	42.6

	Total Mutual Funds
	(Cost $15,182)	15,506	94.6

	Total Investments in Securities (Cost $16,030)	$16,380	99.9
	Assets in Excess of Other Liabilities	13	0.1
	Net Assets	$16,393	100.0

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$354
Gross Unrealized Depreciation	(4)

Net Unrealized Appreciation	$350

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$874	$–	$–	$874
Mutual Funds	15,506	–	–	15,506
Total Investments, at fair value	$16,380	$–	$–	$16,380

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$1,134	$-	$3	$1,137	$-	$-	$-
Voya International Index Portfolio - Class I	-	3,520	(42)	109	3,587	-	2	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	2,720	(3)	86	2,803	-	-	-
Voya RussellTM Small Cap Index Portfolio - Class I	-	640	(3)	32	669	-	-	-
Voya U.S. Bond Index Portfolio - Class I	-	370	(39)	2	333	-	-	-
Voya U.S. Stock Index Portfolio - Class I	-	6,960	(75)	92	6,977	-	2	-
	$-	$15,344	$(162)	$324	$15,506	$-	$4	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.1%
1,758	iShares Russell 1000 Value Index Fund	$181,215	4.2
389	SPDR Trust Series 1	80,301	1.9
1,522	WisdomTree Japan Hedged Equity Fund	83,893	2.0

	Total Exchange-Traded Funds
	(Cost $331,200)	345,409	8.1

MUTUAL FUNDS: 91.9%
	Affiliated Investment Companies: 91.9%
7,788	Voya Emerging Markets Index Portfolio - Class I	84,889	2.0
33,370	Voya International Core Fund - Class I	322,358	7.5
8,625	Voya International Index Portfolio - Class I	85,128	2.0
15,266	Voya Large Cap Growth Portfolio - Class I	319,060	7.5
25,652	Voya Large Cap Value Fund - Class R6	327,834	7.7
10,873	Voya MidCap Opportunities Portfolio - Class I	173,641	4.1
24,106	Voya Multi-Manager Emerging Markets Equity Fund - Class I	251,422	5.9
36,419	Voya Multi-Manager International Equity Fund - Class I	406,072	9.4
21,487	Voya Multi-Manager Large Cap Core Portfolio - Class I	337,998	7.9
30,026	Voya Multi-Manager Mid Cap Value Fund - Class I	390,934	9.1
7,505	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	215,472	5.0
7,202	Voya Small Company Portfolio - Class I	174,514	4.1
20,572	Voya U.S. Stock Index Portfolio - Class I	304,664	7.1
2,399	VY® Clarion Real Estate Portfolio - Class I	88,229	2.1
7,734	VY® Invesco Comstock Portfolio - Class I	127,848	3.0
3,350	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	320,012	7.5

	Total Mutual Funds
	(Cost $3,931,400)	3,930,075	91.9

	Total Investments in Securities (Cost $4,262,600)	$4,275,484	100.0
	Liabilities in Excess of Other Assets	(245)	–
	Net Assets	$4,275,239	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $4,296,371.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$122,820
Gross Unrealized Depreciation	(143,707)

Net Unrealized Depreciation	$(20,887)

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$345,409	$–	$–	$345,409
Mutual Funds	3,930,075	–	–	3,930,075
Total Investments, at fair value	$4,275,484	$–	$–	$4,275,484

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$70,566	$16,667	$(4,368)	$2,024	$84,889	$-	$(327)	$-
Voya International Core Fund - Class I	271,737	54,278	(20,789)	17,132	322,358	-	(3,159)	-
Voya International Index Portfolio - Class I	71,613	13,746	(4,346)	4,115	85,128	-	(80)	-
Voya Large Cap Growth Portfolio - Class I	277,320	51,291	(19,440)	9,889	319,060	-	2,335	-
Voya Large Cap Value Fund - Class R6	288,310	93,864	(44,613)	(9,727)	327,834	521	(1,012)	11,276
Voya MidCap Opportunities Portfolio - Class I	149,439	27,355	(12,160)	9,007	173,641	-	(689)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	209,270	56,513	(12,762)	(1,599)	251,422	-	(639)	-
Voya Multi-Manager International Equity Fund - Class I	340,375	66,615	(23,044)	22,126	406,072	-	(1,493)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	299,936	55,312	(17,786)	536	337,998	-	1,462	-
Voya Multi-Manager Mid Cap Value Fund - Class I	333,961	61,550	(23,161)	18,584	390,934	-	(4,417)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	185,888	34,194	(12,694)	8,084	215,472	-	2,191	-
Voya Small Company Portfolio - Class I	150,688	27,355	(10,477)	6,948	174,514	-	(156)	-
Voya U.S. Stock Index Portfolio - Class I	268,895	75,227	(40,176)	718	304,664	-	1,275	-
VY® Clarion Real Estate Portfolio - Class I	77,170	22,049	(10,867)	(123)	88,229	-	3,849	-
VY® Invesco Comstock Portfolio - Class I	110,975	23,826	(6,358)	(595)	127,848	-	700	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	276,458	51,292	(22,628)	14,890	320,012	-	2,497	-
	$3,382,601	$731,134	$(285,669)	$102,009	$3,930,075	$521	$2,337	$11,276

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
4,145	iShares Barclays 20+ Year Treasury Bond Fund	$541,710	1.0
5,038	SPDR Trust Series 1	1,039,994	1.9

	Total Exchange-Traded Funds
	(Cost $1,512,002)	1,581,704	2.9

MUTUAL FUNDS: 94.1%
	Affiliated Investment Companies: 94.1%
96,613	Voya Emerging Markets Index Portfolio - Class I	1,053,083	2.0
267,499	Voya Floating Rate Fund - Class I	2,704,411	5.1
259,157	Voya Global Bond Fund - Class R6	2,653,770	5.0
328,674	Voya High Yield Bond Fund - Class I	2,675,409	5.0
237,893	Voya Intermediate Bond Fund - Class R6	2,431,270	4.6
165,808	Voya International Core Fund - Class I	1,601,706	3.0
160,681	Voya International Index Portfolio - Class I	1,585,923	3.0
126,366	Voya Large Cap Growth Portfolio - Class I	2,641,057	4.9
247,670	Voya Large Cap Value Fund - Class R6	3,165,225	5.9
109,716	Voya MidCap Opportunities Portfolio - Class I	1,752,166	3.3
99,666	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,039,521	1.9
142,840	Voya Multi-Manager International Equity Fund - Class I	1,592,664	3.0
200,022	Voya Multi-Manager Large Cap Core Portfolio - Class I	3,146,343	5.9
248,576	Voya Multi-Manager Mid Cap Value Fund - Class I	3,236,461	6.1
51,257	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,471,576	2.8
107,865	Voya Short Term Bond Fund - Class R6	1,076,493	2.0
44,728	Voya Small Company Portfolio - Class I	1,083,753	2.0
49,344	Voya U.S. Bond Index Portfolio - Class I	539,327	1.0
107,543	Voya U.S. Stock Index Portfolio - Class I	1,592,712	3.0
111,919	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,074,419	2.0
29,838	VY® Clarion Real Estate Portfolio - Class I	1,097,129	2.1
133,474	@ VY® Goldman Sachs Bond Portfolio - Class I	1,344,087	2.5
96,011	VY® Invesco Comstock Portfolio - Class I	1,587,059	3.0
180,007	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,353,400	10.0
27,730	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	2,649,336	5.0

	Total Mutual Funds
	(Cost $47,691,018)	50,148,300	94.1

	Total Investments in Securities (Cost $49,203,020)	$51,730,004	97.0
	Assets in Excess of Other Liabilities	1,572,683	3.0
	Net Assets	$53,302,687	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $49,534,605.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,075,226
Gross Unrealized Depreciation	(879,827)

Net Unrealized Appreciation	$2,195,399

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,581,704	$–	$–	$1,581,704
Mutual Funds	50,148,300	–	–	50,148,300
Total Investments, at fair value	$51,730,004	$–	$–	$51,730,004
Other Financial Instruments+
Futures	11,895	–	–	11,895
Total Assets	$51,741,899	$–	$–	$51,741,899

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$990,459	$65,182	$(28,455)	$25,897	$1,053,083	$-	$(2,250)	$-
Voya Floating Rate Fund - Class I	2,613,239	129,771	(67,433)	28,834	2,704,411	25,037	(117)	-
Voya Global Bond Fund - Class R6	2,592,404	177,807	(69,729)	(46,712)	2,653,770	28,451	(4,215)	-
Voya High Yield Bond Fund - Class I	3,104,619	168,188	(665,938)	68,540	2,675,409	42,107	(28,714)	-
Voya Intermediate Bond Fund - Class R6	1,848,477	652,875	(97,716)	27,634	2,431,270	14,363	786	-
Voya International Core Fund - Class I	1,529,318	38,573	(37,102)	70,917	1,601,706	-	3,817	-
Voya International Index Portfolio - Class I	1,510,736	54,816	(56,577)	76,948	1,585,923	-	4,711	-
Voya Large Cap Growth Portfolio - Class I	2,603,140	58,461	(94,675)	74,131	2,641,057	-	36,641	-
Voya Large Cap Value Fund - Class R6	3,137,403	225,824	(90,846)	(107,156)	3,165,225	5,324	6,398	115,155
Voya MidCap Opportunities Portfolio - Class I	1,709,949	35,014	(67,925)	75,128	1,752,166	-	13,696	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	978,763	95,303	(26,074)	(8,471)	1,039,521	-	132	-
Voya Multi-Manager International Equity Fund - Class I	1,511,523	60,474	(62,867)	83,534	1,592,664	-	3,777	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	3,169,348	100,890	(125,036)	1,141	3,146,343	-	21,882	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,133,669	96,750	(119,423)	125,465	3,236,461	-	(1,594)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,439,526	29,627	(61,495)	63,918	1,471,576	-	10,995	-
Voya Short Term Bond Fund - Class R6	1,050,880	58,120	(35,770)	3,263	1,076,493	5,231	(105)	-
Voya Small Company Portfolio - Class I	1,061,344	21,547	(34,374)	35,236	1,083,753	-	8,893	-
Voya U.S. Bond Index Portfolio - Class I	2,375,676	110,483	(1,939,459)	(7,373)	539,327	-	25,046	-
Voya U.S. Stock Index Portfolio - Class I	1,567,935	110,693	(99,869)	13,953	1,592,712	-	1,542	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,040,399	73,239	(52,238)	13,019	1,074,419	9,345	(6,307)	-
VY® Clarion Real Estate Portfolio - Class I	1,089,539	120,697	(117,556)	4,449	1,097,129	-	49,646	-
VY® Goldman Sachs Bond Portfolio Class I	-	1,346,536	(11,757)	9,308	1,344,087	-	61	-
VY® Invesco Comstock Portfolio - Class I	1,562,088	94,971	(64,479)	(5,521)	1,587,059	-	7,227	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,249,773	107,735	(142,441)	138,333	5,353,400	-	31,040	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,594,070	62,600	(111,025)	103,691	2,649,336	-	51,383	-
	$49,464,277	$4,096,176	$(4,280,259)	$868,106	$50,148,300	$129,858	$234,371	$115,155

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	9	06/11/15	$1,158,252	$11,895
			$1,158,252	$11,895

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution Balanced Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$11,895
Total Asset Derivatives		$11,895

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
1,393	iShares Barclays 20+ Year Treasury Bond Fund	$182,051	1.0
846	SPDR Trust Series 1	174,640	1.0

	Total Exchange-Traded Funds
	(Cost $345,323)	356,691	2.0

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 94.9%
126,035	Voya Floating Rate Fund - Class I	1,274,216	7.0
209,296	Voya Global Bond Fund - Class R6	2,143,191	11.9
199,450	Voya High Yield Bond Fund - Class I	1,623,526	9.0
151,212	Voya Intermediate Bond Fund - Class R6	1,545,385	8.6
54,046	Voya International Index Portfolio - Class I	533,432	2.9
12,851	Voya Large Cap Growth Portfolio - Class I	268,583	1.5
41,827	Voya Large Cap Value Fund - Class R6	534,552	3.0
39,748	Voya MidCap Opportunities Portfolio - Class I	634,778	3.5
48,783	Voya Multi-Manager Mid Cap Value Fund - Class I	635,156	3.5
145,198	Voya Short Term Bond Fund - Class R6	1,449,077	8.0
124,556	Voya U.S. Bond Index Portfolio - Class I	1,361,393	7.5
169,475	VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,626,963	9.0
143,723	@ VY® Goldman Sachs Bond Portfolio - Class I	1,447,287	8.0
60,559	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,801,035	10.0
2,798	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	267,295	1.5

	Total Mutual Funds
	(Cost $17,131,158)	17,145,869	94.9

	Total Investments in Securities (Cost $17,476,481)	$17,502,560	96.9
	Assets in Excess of Other Liabilities	554,149	3.1
	Net Assets	$18,056,709	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $17,631,539.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$322,552
Gross Unrealized Depreciation	(451,531)

Net Unrealized Depreciation	$(128,979)

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$356,691	$–	$–	$356,691
Mutual Funds	17,145,869	–	–	17,145,869
Total Investments, at fair value	$17,502,560	$–	$–	$17,502,560
Other Financial Instruments+
Futures	3,840	–	–	3,840
Total Assets	$17,506,400	$–	$–	$17,506,400

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,239,823	$73,383	$(52,018)	$13,028	$1,274,216	$11,891	$731	$-
Voya Global Bond Fund - Class R6	2,108,839	166,175	(96,953)	(34,870)	2,143,191	23,158	(6,525)	-
Voya High Yield Bond Fund - Class I	1,757,391	122,639	(292,449)	35,945	1,623,526	24,064	(12,384)	-
Voya Intermediate Bond Fund - Class R6	1,163,478	440,415	(75,889)	17,381	1,545,385	9,115	549	-
Voya International Index Portfolio - Class I	511,860	33,730	(39,243)	27,085	533,432	-	596	-
Voya Large Cap Growth Portfolio - Class I	265,344	24,236	(27,127)	6,130	268,583	-	4,967	-
Voya Large Cap Value Fund - Class R6	532,164	64,089	(42,084)	(19,617)	534,552	897	2,696	19,411
Voya MidCap Opportunities Portfolio - Class I	623,820	27,068	(38,424)	22,314	634,778	-	10,157	-
Voya Multi-Manager Mid Cap Value Fund - Class I	619,328	36,818	(47,461)	26,471	635,156	-	(1,898)	-
Voya Short Term Bond Fund - Class R6	1,424,594	81,569	(61,562)	4,476	1,449,077	7,098	(184)	-
Voya U.S. Bond Index Portfolio - Class I	3,131,187	140,650	(1,933,679)	23,235	1,361,393	-	7,009	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,586,972	114,986	(97,321)	22,326	1,626,963	14,239	(12,333)	-
VY® Goldman Sachs Bond Portfolio Class I	-	1,464,403	(26,955)	9,839	1,447,287	-	176	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,778,512	76,393	(102,994)	49,124	1,801,035	-	8,387	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	263,628	13,980	(18,505)	8,192	267,295	-	7,580	-
	$17,006,940	$2,880,534	$(2,952,664)	$211,059	$17,145,869	$90,462	$9,524	$19,411

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	3	06/11/15	$386,084	$3,840
			$386,084	$3,840

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution Conservative Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$3,840
Total Asset Derivatives		$3,840

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
13,054	iShares Barclays 20+ Year Treasury Bond Fund	$1,706,027	1.0
15,866	SPDR Trust Series 1	3,275,219	2.0

	Total Exchange-Traded Funds
	(Cost $4,762,581)	4,981,246	3.0

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
828,056	Voya Floating Rate Fund - Class I	8,371,644	5.0
962,313	Voya Global Bond Fund - Class R6	9,854,086	5.9
604,406	Voya High Yield Bond Fund - Class I	4,919,866	3.0
1,636,869	Voya Intermediate Bond Fund - Class R6	16,728,806	10.1
497,175	Voya International Index Portfolio - Class I	4,907,114	3.0
232,935	Voya Large Cap Growth Portfolio - Class I	4,868,347	2.9
444,256	Voya Large Cap Value Fund - Class R6	5,677,588	3.4
313,414	Voya MidCap Opportunities Portfolio - Class I	5,005,224	3.0
294,661	Voya Multi-Manager International Equity Fund - Class I	3,285,466	2.0
438,370	Voya Multi-Manager Large Cap Core Portfolio - Class I	6,895,561	4.2
384,597	Voya Multi-Manager Mid Cap Value Fund - Class I	5,007,452	3.0
1,335,493	Voya Short Term Bond Fund - Class R6	13,328,216	8.0
1,374,730	Voya U.S. Bond Index Portfolio - Class I	15,025,794	9.0
1,558,719	VY® BlackRock Inflation Protected Bond Portfolio - Class I	14,963,699	9.0
92,353	VY® Clarion Real Estate Portfolio - Class I	3,395,812	2.0
1,611,038	@ VY® Goldman Sachs Bond Portfolio - Class I	16,223,158	9.8
445,647	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	13,253,527	8.0
42,898	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	4,098,501	2.5

	Total Mutual Funds
	(Cost $152,732,860)	155,809,861	93.8

	Total Investments in Securities (Cost $157,495,441)	$160,791,107	96.8
	Assets in Excess of Other Liabilities	5,319,057	3.2
	Net Assets	$166,110,164	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $158,607,730.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,799,661
Gross Unrealized Depreciation	(3,616,284)

Net Unrealized Appreciation	$2,183,377

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,981,246	$–	$–	$4,981,246
Mutual Funds	155,809,861	–	–	155,809,861
Total Investments, at fair value	$160,791,107	$–	$–	$160,791,107
Other Financial Instruments+
Futures	34,531	–	–	34,531
Total Assets	$160,825,638	$–	$–	$160,825,638

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$8,405,003	$338,450	$(471,475)	$99,666	$8,371,644	$79,534	$(7,960)	$-
Voya Global Bond Fund - Class R6	10,005,050	599,451	(584,544)	(165,871)	9,854,086	109,295	(28,327)	-
Voya High Yield Bond Fund - Class I	6,638,416	377,031	(2,240,428)	144,847	4,919,866	87,872	(60,575)	-
Voya Intermediate Bond Fund - Class R6	16,988,417	706,059	(1,169,296)	203,626	16,728,806	116,306	14,732	-
Voya International Index Portfolio - Class I	4,857,208	221,974	(383,161)	211,093	4,907,114	-	53,804	-
Voya Large Cap Growth Portfolio - Class I	4,983,918	280,159	(461,373)	65,643	4,868,347	-	151,001	-
Voya Large Cap Value Fund - Class R6	5,846,561	590,203	(550,166)	(209,010)	5,677,588	9,684	32,983	209,473
Voya MidCap Opportunities Portfolio - Class I	5,077,224	117,781	(387,567)	197,786	5,005,224	-	65,790	-
Voya Multi-Manager International Equity Fund - Class I	3,239,895	159,919	(319,556)	205,208	3,285,466	-	(16,841)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	7,221,013	289,572	(573,842)	(41,182)	6,895,561	-	100,342	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,039,270	198,531	(426,000)	195,651	5,007,452	-	3,321	-
Voya Short Term Bond Fund - Class R6	13,520,585	509,177	(744,225)	42,679	13,328,216	66,518	(2,602)	-
Voya U.S. Bond Index Portfolio - Class I	31,839,986	1,153,522	(18,336,288)	368,574	15,025,794	-	(44,148)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	15,057,129	762,972	(1,105,851)	249,449	14,963,699	133,879	(153,866)	-
VY® Clarion Real Estate Portfolio - Class I	3,505,431	321,649	(438,836)	7,568	3,395,812	-	164,101	-
VY® Goldman Sachs Bond Portfolio Class I	-	16,457,767	(347,127)	112,518	16,223,158	-	1,300	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	13,508,310	309,730	(928,451)	363,938	13,253,527	-	73,852	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,171,518	136,503	(327,448)	117,928	4,098,501	-	132,972	-
	$159,904,934	$23,530,450	$(29,795,634)	$2,170,111	$155,809,861	$603,088	$479,879	$209,473

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	26	06/11/15	$3,346,062	$34,531
			$3,346,062	$34,531

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution Income Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$34,531
Total Asset Derivatives		$34,531

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
2,630	iShares Barclays 20+ Year Treasury Bond Fund	$343,714	1.0
9,623	iShares Russell 1000 Value Index Fund	991,939	2.9
3,197	SPDR Trust Series 1	659,957	2.0

	Total Exchange-Traded Funds (Cost $1,868,178)	1,995,610	5.9

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
61,099	Voya Emerging Markets Index Portfolio - Class I	665,983	2.0
101,514	Voya Floating Rate Fund - Class I	1,026,307	3.0
65,561	Voya Global Bond Fund - Class R6	671,345	2.0
124,295	Voya High Yield Bond Fund - Class I	1,011,760	3.0
192,245	Voya International Core Fund - Class I	1,857,082	5.5
101,617	Voya International Index Portfolio - Class I	1,002,962	3.0
95,907	Voya Large Cap Growth Portfolio - Class I	2,004,466	5.9
130,800	Voya Large Cap Value Fund - Class R6	1,671,622	5.0
80,063	Voya MidCap Opportunities Portfolio - Class I	1,278,611	3.8
126,062	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,314,823	3.9
225,839	Voya Multi-Manager International Equity Fund - Class I	2,518,107	7.5
179,223	Voya Multi-Manager Large Cap Core Portfolio - Class I	2,819,174	8.4
216,162	Voya Multi-Manager Mid Cap Value Fund - Class I	2,814,425	8.4
53,046	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,522,957	4.5
42,431	Voya Small Company Portfolio - Class I	1,028,112	3.0
78,950	Voya U.S. Stock Index Portfolio - Class I	1,169,243	3.5
18,868	VY® Clarion Real Estate Portfolio - Class I	693,763	2.1
60,725	VY® Invesco Comstock Portfolio - Class I	1,003,790	3.0
85,389	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,539,477	7.5
21,049	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	2,011,004	6.0

	Total Mutual Funds (Cost $29,110,388)	30,625,013	91.0

	Total Investments in Securities (Cost $30,978,566)	$32,620,623	96.9
	Assets in Excess of Other Liabilities	1,060,216	3.1
	Net Assets	$33,680,839	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $31,142,061.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,042,849
Gross Unrealized Depreciation	(564,287)

Net Unrealized Appreciation	$1,478,562

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,995,610	$–	$–	$1,995,610
Mutual Funds	30,625,013	–	–	30,625,013
Total Investments, at fair value	$32,620,623	$–	$–	$32,620,623
Other Financial Instruments+
Futures	8,055	–	–	8,055
Total Assets	$32,628,678	$–	$–	$32,628,678

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$613,979	$51,746	$(15,620)	$15,878	$665,983	$-	$(1,212)	$-
Voya Floating Rate Fund - Class I	973,576	68,832	(27,076)	10,975	1,026,307	9,436	(125)	-
Voya Global Bond Fund - Class R6	643,873	54,714	(15,028)	(12,214)	671,345	7,136	(622)	-
Voya High Yield Bond Fund - Class I	1,608,616	123,760	(763,693)	43,077	1,011,760	17,623	(29,438)	-
Voya International Core Fund - Class I	1,740,018	71,651	(39,066)	84,479	1,857,082	-	1,328	-
Voya International Index Portfolio - Class I	937,283	44,697	(29,609)	50,591	1,002,962	-	464	-
Voya Large Cap Growth Portfolio - Class I	1,938,889	69,526	(62,843)	58,894	2,004,466	-	24,339	-
Voya Large Cap Value Fund - Class R6	1,601,294	187,755	(63,590)	(53,837)	1,671,622	2,825	723	61,106
Voya MidCap Opportunities Portfolio - Class I	1,224,966	43,454	(45,541)	55,732	1,278,611	-	8,686	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,213,144	141,398	(28,780)	(10,939)	1,314,823	-	34	-
Voya Multi-Manager International Equity Fund - Class I	2,344,334	120,638	(75,389)	128,524	2,518,107	-	8,264	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,787,685	117,398	(89,640)	3,731	2,819,174	-	15,175	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,674,553	110,855	(76,249)	105,266	2,814,425	-	1,770	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,462,299	52,144	(58,201)	66,715	1,522,957	-	10,261	-
Voya Small Company Portfolio - Class I	988,576	34,763	(31,184)	35,957	1,028,112	-	5,741	-
Voya U.S. Stock Index Portfolio - Class I	1,113,525	116,321	(70,027)	9,424	1,169,243	-	2,565	-
VY® Clarion Real Estate Portfolio - Class I	676,956	89,027	(75,134)	2,914	693,763	-	30,539	-
VY® Invesco Comstock Portfolio - Class I	969,552	80,458	(42,375)	(3,845)	1,003,790	-	4,236	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,444,693	121,300	(89,941)	63,425	2,539,477	-	15,669	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,931,738	69,526	(72,248)	81,988	2,011,004	-	33,759	-
	$29,889,549	$1,769,963	$(1,771,234)	$736,735	$30,625,013	$37,020	$132,156	$61,106

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	6	06/11/15	$772,168	$8,055
			$772,168	$8,055

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Moderately Aggressive Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$8,055
Total Asset Derivatives		$8,055

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
3,572	iShares Barclays 20+ Year Treasury Bond Fund	$466,825	1.0
4,341	SPDR Trust Series 1	896,113	2.0

	Total Exchange-Traded Funds (Cost $1,303,238)	1,362,938	3.0

MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 93.9%
81,973	Voya Emerging Markets Index Portfolio - Class I	893,504	2.0
227,138	Voya Floating Rate Fund - Class I	2,296,365	5.0
219,976	Voya Global Bond Fund - Class R6	2,252,554	4.9
277,902	Voya High Yield Bond Fund - Class I	2,262,122	5.0
381,631	Voya Intermediate Bond Fund - Class R6	3,900,271	8.6
93,826	Voya International Core Fund - Class I	906,362	2.0
136,376	Voya International Index Portfolio - Class I	1,346,031	3.0
53,625	Voya Large Cap Growth Portfolio - Class I	1,120,771	2.5
140,131	Voya Large Cap Value Fund - Class R6	1,790,875	3.9
78,801	Voya MidCap Opportunities Portfolio - Class I	1,258,452	2.8
80,826	Voya Multi-Manager International Equity Fund - Class I	901,209	2.0
41,965	Voya Multi-Manager Large Cap Core Portfolio - Class I	660,103	1.4
184,617	Voya Multi-Manager Mid Cap Value Fund - Class I	2,403,711	5.3
39,549	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,135,448	2.5
228,957	Voya Short Term Bond Fund - Class R6	2,284,990	5.0
37,966	Voya Small Company Portfolio - Class I	919,907	2.0
314,235	Voya U.S. Bond Index Portfolio - Class I	3,434,591	7.5
29,646	Voya U.S. Stock Index Portfolio - Class I	439,062	1.0
237,523	VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,280,218	5.0
25,329	VY® Clarion Real Estate Portfolio - Class I	931,355	2.0
362,598	@ VY® Goldman Sachs Bond Portfolio - Class I	3,651,359	8.0
152,803	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,544,350	10.0
11,767	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	1,124,211	2.5

	Total Mutual Funds (Cost $41,692,821)	42,737,821	93.9

	Total Investments in Securities (Cost $42,996,059)	$44,100,759	96.9
	Assets in Excess of Other Liabilities	1,390,238	3.1
	Net Assets	$45,490,997	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $43,315,493.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,643,201
Gross Unrealized Depreciation	(857,935)

Net Unrealized Appreciation	$785,266

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,362,938	$–	$–	$1,362,938
Mutual Funds	42,737,821	–	–	42,737,821
Total Investments, at fair value	$44,100,759	$–	$–	$44,100,759
Other Financial Instruments+
Futures	9,210	–	–	9,210
Total Assets	$44,109,969	$–	$–	$44,109,969

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$850,238	$60,331	$(40,695)	$23,630	$893,504	$-	$(3,461)	$-
Voya Floating Rate Fund - Class I	2,245,771	118,719	(91,937)	23,812	2,296,365	21,544	1,145	-
Voya Global Bond Fund - Class R6	2,228,129	161,620	(95,499)	(41,696)	2,252,554	24,580	(2,418)	-
Voya High Yield Bond Fund - Class I	2,665,179	165,840	(624,748)	55,851	2,262,122	36,198	(21,021)	-
Voya Intermediate Bond Fund - Class R6	3,859,131	245,722	(251,154)	46,572	3,900,271	26,716	3,186	-
Voya International Core Fund - Class I	875,804	37,301	(49,361)	42,618	906,362	-	523	-
Voya International Index Portfolio - Class I	1,297,538	70,123	(89,978)	68,348	1,346,031	-	2,536	-
Voya Large Cap Growth Portfolio - Class I	1,117,967	44,232	(67,225)	25,797	1,120,771	-	22,520	-
Voya Large Cap Value Fund - Class R6	1,796,615	160,057	(106,934)	(58,863)	1,790,875	3,058	1,755	66,149
Voya MidCap Opportunities Portfolio - Class I	1,242,951	39,282	(70,457)	46,676	1,258,452	-	18,537	-
Voya Multi-Manager International Equity Fund - Class I	865,463	49,987	(58,406)	44,165	901,209	-	6,378	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	666,906	75,149	(74,245)	(7,707)	660,103	-	13,738	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,355,197	112,638	(155,164)	91,040	2,403,711	-	3,138	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	1,124,125	41,455	(75,796)	45,664	1,135,448	-	13,553	-
Voya Short Term Bond Fund - Class R6	2,258,329	113,288	(93,693)	7,066	2,284,990	11,258	(329)	-
Voya Small Company Portfolio - Class I	911,814	32,002	(51,795)	27,886	919,907	-	10,442	-
Voya U.S. Bond Index Portfolio - Class I	7,034,655	385,654	(3,960,456)	(25,262)	3,434,591	-	96,887	-
Voya U.S. Stock Index Portfolio - Class I	446,564	55,112	(66,404)	3,790	439,062	-	1,051	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,235,897	146,231	(132,307)	30,397	2,280,218	20,216	(16,797)	-
VY® Clarion Real Estate Portfolio - Class I	936,305	99,585	(105,793)	1,258	931,355	-	43,997	-
VY® Goldman Sachs Bond Portfolio Class I	-	3,693,259	(67,148)	25,248	3,651,359	-	183	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,510,492	140,198	(234,747)	128,407	4,544,350	-	18,636	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,114,007	46,022	(73,263)	37,445	1,124,211	-	29,927	-
	$42,639,077	$6,093,807	$(6,637,205)	$642,142	$42,737,821	$143,570	$244,106	$66,149

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution Moderately Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	7	06/11/15	$900,863	$9,210
			$900,863	$9,210

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Moderately Conservative Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$9,210
Total Asset Derivatives		$9,210

Voya Solution 2015 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
43,074	iShares Barclays 20+ Year Treasury Bond Fund	$5,629,341	1.0
52,371	SPDR Trust Series 1	10,810,946	2.0

	Total Exchange-Traded Funds
	(Cost $15,713,872)	16,440,287	3.0

MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
2,709,846	Voya Floating Rate Fund - Class I	27,396,543	5.0
3,148,667	Voya Global Bond Fund - Class R6	32,242,354	5.9
1,968,928	Voya High Yield Bond Fund - Class I	16,027,077	3.0
5,087,758	Voya Intermediate Bond Fund - Class R6	51,996,892	9.6
1,678,815	Voya International Core Fund - Class I	16,217,353	3.0
542,228	Voya International Index Portfolio - Class I	5,351,795	1.0
767,599	Voya Large Cap Growth Portfolio - Class I	16,042,827	3.0
1,462,482	Voya Large Cap Value Fund - Class R6	18,690,523	3.4
1,196,411	Voya MidCap Opportunities Portfolio - Class I	19,106,688	3.5
1,928,214	Voya Multi-Manager International Equity Fund - Class I	21,499,590	4.0
1,417,310	Voya Multi-Manager Large Cap Core Portfolio - Class I	22,294,289	4.1
1,468,176	Voya Multi-Manager Mid Cap Value Fund - Class I	19,115,647	3.5
4,370,292	Voya Short Term Bond Fund - Class R6	43,615,514	8.0
2,499,115	Voya U.S. Bond Index Portfolio - Class I	27,315,330	5.0
1,050,957	Voya U.S. Stock Index Portfolio - Class I	15,564,673	2.9
4,533,706	VY® BlackRock Inflation Protected Bond Portfolio - Class I	43,523,575	8.0
302,204	VY® Clarion Real Estate Portfolio - Class I	11,112,055	2.1
4,487,784	@ VY® Goldman Sachs Bond Portfolio - Class I	45,191,982	8.3
1,458,234	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	43,367,890	8.0
140,362	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	13,410,194	2.5

	Total Mutual Funds
	(Cost $497,494,431)	509,082,791	93.8

	Total Investments in Securities (Cost $513,208,303)	$525,523,078	96.8
	Assets in Excess of Other Liabilities	17,509,340	3.2
	Net Assets	$543,032,418	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $516,720,179.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,897,108
Gross Unrealized Depreciation	(12,094,209)

Net Unrealized Appreciation	$8,802,899

Voya Solution 2015 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,440,287	$–	$–	$16,440,287
Mutual Funds	509,082,791	–	–	509,082,791
Total Investments, at fair value	$525,523,078	$–	$–	$525,523,078
Other Financial Instruments+
Futures	112,024	–	–	112,024
Total Assets	$525,635,102	$–	$–	$525,635,102

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$28,415,939	$753,975	$(2,120,227)	$346,856	$27,396,543	$262,838	$(45,585)	$-
Voya Global Bond Fund - Class R6	33,821,728	1,558,597	(2,641,976)	(495,995)	32,242,354	363,162	(152,404)	-
Voya High Yield Bond Fund - Class I	22,330,877	1,078,601	(7,882,625)	500,224	16,027,077	289,534	(225,364)	-
Voya Intermediate Bond Fund - Class R6	48,832,064	7,045,597	(4,489,028)	608,259	51,996,892	342,802	54,524	-
Voya International Core Fund - Class I	16,616,977	311,287	(1,338,537)	627,626	16,217,353	-	158,843	-
Voya International Index Portfolio - Class I	5,469,666	165,136	(600,135)	317,128	5,351,795	-	(29,039)	-
Voya Large Cap Growth Portfolio - Class I	16,979,898	253,322	(1,432,227)	241,834	16,042,827	-	465,252	-
Voya Large Cap Value Fund - Class R6	19,897,301	1,236,156	(1,746,059)	(696,875)	18,690,523	32,146	96,558	695,360
Voya MidCap Opportunities Portfolio - Class I	20,024,784	142,775	(1,774,351)	713,480	19,106,688	-	287,528	-
Voya Multi-Manager International Equity Fund - Class I	21,890,296	738,277	(1,967,981)	838,998	21,499,590	-	391,344	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	24,125,840	567,463	(2,206,044)	(192,970)	22,294,289	-	372,424	-
Voya Multi-Manager Mid Cap Value Fund - Class I	19,871,360	461,816	(1,922,345)	704,816	19,115,647	-	47,415	-
Voya Short Term Bond Fund - Class R6	45,717,544	1,125,806	(3,372,638)	144,802	43,615,514	219,946	(12,013)	-
Voya U.S. Bond Index Portfolio - Class I	82,118,392	2,181,880	(57,140,929)	155,987	27,315,330	-	567,509	-
Voya U.S. Stock Index Portfolio - Class I	16,348,504	1,982,736	(3,109,837)	343,270	15,564,673	-	(144,379)	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	45,250,727	1,765,123	(4,395,584)	903,309	43,523,575	392,177	(612,990)	-
VY® Clarion Real Estate Portfolio - Class I	11,859,838	943,444	(1,654,955)	(36,272)	11,112,055	-	616,700	-
VY® Goldman Sachs Bond Portfolio - Class I	-	46,073,725	(1,195,090)	313,347	45,191,982	-	3,744	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	45,668,004	303,267	(3,753,935)	1,150,554	43,367,890	-	280,803	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	14,098,920	236,039	(1,250,190)	325,425	13,410,194	-	494,829	-
	$539,338,659	$68,925,022	$(105,994,693)	$6,813,803	$509,082,791	$1,902,605	$2,615,699	$695,360

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution 2015 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	84	06/11/15	$10,810,356	$112,024
			$10,810,356	$112,024

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution 2015 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$112,024
Total Asset Derivatives		$112,024

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
51	iShares Barclays 20+ Year Treasury Bond Fund	$6,665	1.0
31	SPDR Trust Series 1	6,399	1.0
242	WisdomTree Japan Hedged Equity Fund	13,339	2.0

	Total Exchange-Traded Funds
	(Cost $26,207)	26,403	4.0

MUTUAL FUNDS: 94.7%
	Affiliated Investment Companies: 94.7%
3,294	Voya Floating Rate Fund - Class I	33,299	5.0
3,829	Voya Global Bond Fund - Class R6	39,211	5.9
2,444	Voya High Yield Bond Fund - Class I	19,896	3.0
3,580	Voya Intermediate Bond Fund - Class R6	36,589	5.5
2,381	Voya International Core Fund - Class I	23,005	3.5
1,978	Voya International Index Portfolio - Class I	19,524	3.0
1,715	Voya Large Cap Growth Portfolio - Class I	35,854	5.4
1,786	Voya Large Cap Value Fund - Class R6	22,822	3.5
1,247	Voya MidCap Opportunities Portfolio - Class I	19,911	3.0
2,638	Voya Multi-Manager International Equity Fund - Class I	29,411	4.5
2,052	Voya Multi-Manager Large Cap Core Portfolio - Class I	32,281	4.9
2,550	Voya Multi-Manager Mid Cap Value Fund - Class I	33,203	5.0
459	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	13,175	2.0
3,984	Voya Short Term Bond Fund - Class R6	39,764	6.0
826	Voya Small Company Portfolio - Class I	20,012	3.0
1,519	Voya U.S. Bond Index Portfolio - Class I	16,603	2.5
4,823	VY® BlackRock Inflation Protected Bond Portfolio - Class I	46,300	7.0
367	VY® Clarion Real Estate Portfolio - Class I	13,504	2.0
2,629	@ VY® Goldman Sachs Bond Portfolio - Class I	26,478	4.0
1,182	VY® Invesco Comstock Portfolio - Class I	19,540	3.0
2,216	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	65,909	10.0
205	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	19,568	3.0

	Total Mutual Funds
	(Cost $622,934)	625,859	94.7

	Total Investments in Securities (Cost $649,141)	$652,262	98.7
	Assets in Excess of Other Liabilities	8,858	1.3
	Net Assets	$661,120	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $650,475.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,914
Gross Unrealized Depreciation	(14,127)

Net Unrealized Appreciation	$1,787

Voya Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,403	$–	$–	$26,403
Mutual Funds	625,859	–	–	625,859
Total Investments, at fair value	$652,262	$–	$–	$652,262

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$32,382	$2,001	$(1,464)	$380	$33,299	$309	$(28)	$-
Voya Global Bond Fund - Class R6	38,552	3,123	(1,786)	(678)	39,211	419	(65)	-
Voya High Yield Bond Fund - Class I	25,793	1,781	(8,387)	709	19,896	343	(389)	-
Voya Intermediate Bond Fund - Class R6	29,447	8,692	(1,952)	402	36,589	222	36	-
Voya International Core Fund - Class I	22,113	980	(1,365)	1,277	23,005	-	(195)	-
Voya International Index Portfolio - Class I	18,725	1,040	(1,307)	1,066	19,524	-	(57)	-
Voya Large Cap Growth Portfolio - Class I	35,565	2,021	(3,007)	1,275	35,854	-	202	-
Voya Large Cap Value Fund - Class R6	22,757	2,595	(1,808)	(722)	22,822	38	(6)	825
Voya MidCap Opportunities Portfolio - Class I	19,563	731	(1,436)	1,053	19,911	-	(52)	-
Voya Multi-Manager International Equity Fund - Class I	28,103	1,664	(2,123)	1,767	29,411	-	(148)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	32,728	1,661	(2,229)	121	32,281	-	97	-
Voya Multi-Manager Mid Cap Value Fund - Class I	32,371	1,604	(2,290)	1,518	33,203	-	(258)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	12,976	504	(852)	547	13,175	-	119	-
Voya Short Term Bond Fund - Class R6	39,064	2,564	(1,994)	130	39,764	193	(12)	-
Voya Small Company Portfolio - Class I	19,731	734	(1,138)	685	20,012	-	122	-
Voya U.S. Bond Index Portfolio - Class I	49,059	2,924	(35,372)	(8)	16,603	-	443	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	45,126	3,633	(2,868)	409	46,300	400	(101)	-
VY® Clarion Real Estate Portfolio - Class I	13,494	1,622	(1,927)	315	13,504	-	365	-
VY® Goldman Sachs Bond Portfolio - Class I	-	26,311	(17)	184	26,478	-	-	-
VY® Invesco Comstock Portfolio - Class I	19,362	1,543	(1,319)	(46)	19,540	-	55	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	65,055	2,438	(3,701)	2,117	65,909	-	(51)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	19,292	831	(1,549)	994	19,568	-	143	-
	$621,258	$70,997	$(79,891)	$13,495	$625,859	$1,924	$220	$825

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.1%
179,796	iShares Barclays 20+ Year Treasury Bond Fund	$23,497,539	2.1
54,712	SPDR Trust Series 1	11,294,198	1.0

	Total Exchange-Traded Funds
	(Cost $33,312,758)	34,791,737	3.1

MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
2,058,069	Voya Emerging Markets Index Portfolio - Class I	22,432,947	2.0
5,702,554	Voya Floating Rate Fund - Class I	57,652,819	5.1
6,627,050	Voya Global Bond Fund - Class R6	67,860,988	6.0
4,164,343	Voya High Yield Bond Fund - Class I	33,897,748	3.0
5,069,886	Voya Intermediate Bond Fund - Class R6	51,814,230	4.5
5,299,823	Voya International Core Fund - Class I	51,196,286	4.5
4,564,797	Voya International Index Portfolio - Class I	45,054,545	3.9
3,222,563	Voya Large Cap Growth Portfolio - Class I	67,351,561	5.9
3,943,512	Voya Large Cap Value Fund - Class R6	50,398,082	4.4
2,158,310	Voya MidCap Opportunities Portfolio - Class I	34,468,212	3.0
1,061,514	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,071,592	1.0
5,580,024	Voya Multi-Manager International Equity Fund - Class I	62,217,264	5.5
4,262,044	Voya Multi-Manager Large Cap Core Portfolio - Class I	67,041,957	5.9
5,297,232	Voya Multi-Manager Mid Cap Value Fund - Class I	68,969,958	6.0
1,191,571	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	34,210,010	3.0
5,735,810	Voya Short Term Bond Fund - Class R6	57,243,385	5.0
1,429,811	Voya Small Company Portfolio - Class I	34,644,314	3.0
1,577,738	Voya U.S. Bond Index Portfolio - Class I	17,244,671	1.5
635,871	VY® Clarion Real Estate Portfolio - Class I	23,380,981	2.0
2,275,909	@ VY® Goldman Sachs Bond Portfolio - Class I	22,918,400	2.0
2,045,977	VY® Invesco Comstock Portfolio - Class I	33,819,999	3.0
3,836,383	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	114,094,044	10.0
413,628	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	39,518,059	3.5

	Total Mutual Funds
	(Cost $1,008,850,906)	1,068,502,052	93.7

	Total Investments in Securities (Cost $1,042,163,664)	$1,103,293,789	96.8
	Assets in Excess of Other Liabilities	36,764,152	3.2
	Net Assets	$1,140,057,941	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,046,675,397.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,664,344
Gross Unrealized Depreciation	(15,045,952)

Net Unrealized Appreciation	$56,618,392

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,791,737	$–	$–	$34,791,737
Mutual Funds	1,068,502,052	–	–	1,068,502,052
Total Investments, at fair value	$1,103,293,789	$–	$–	$1,103,293,789
Other Financial Instruments+
Futures	233,634	–	–	233,634
Total Assets	$1,103,527,423	$–	$–	$1,103,527,423

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$21,915,882	$1,119,009	$(1,214,727)	$612,783	$22,432,947	$-	$(98,607)	$-
Voya Floating Rate Fund - Class I	57,969,673	1,862,918	(2,854,863)	675,091	57,652,819	544,012	(52,105)	-
Voya Global Bond Fund - Class R6	68,991,426	3,562,291	(3,401,014)	(1,291,715)	67,860,988	747,734	(52,655)	-
Voya High Yield Bond Fund - Class I	45,422,442	2,379,709	(14,849,201)	944,798	33,897,748	599,225	(383,834)	-
Voya Intermediate Bond Fund - Class R6	35,164,284	18,956,793	(2,870,710)	563,863	51,814,230	288,785	23,939	-
Voya International Core Fund - Class I	50,831,723	617,878	(2,583,375)	2,330,060	51,196,286	-	92,883	-
Voya International Index Portfolio - Class I	44,610,862	1,056,036	(2,781,978)	2,169,625	45,054,545	-	189,920	-
Voya Large Cap Growth Portfolio - Class I	68,471,758	1,816,788	(4,257,203)	1,320,218	67,351,561	-	1,578,911	-
Voya Large Cap Value Fund - Class R6	51,385,914	4,174,758	(3,509,888)	(1,652,702)	50,398,082	86,420	45,291	1,869,360
Voya MidCap Opportunities Portfolio - Class I	35,016,338	199,999	(2,175,074)	1,426,949	34,468,212	-	344,412	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,823,904	895,184	(567,098)	(80,398)	11,071,592	-	(9,039)	-
Voya Multi-Manager International Equity Fund - Class I	61,372,711	1,672,875	(3,556,056)	2,727,734	62,217,264	-	743,717	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	70,317,236	1,207,037	(4,261,190)	(221,126)	67,041,957	-	720,097	-
Voya Multi-Manager Mid Cap Value Fund - Class I	69,491,025	1,165,628	(4,598,305)	2,911,610	68,969,958	-	(249,127)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	34,830,387	203,285	(2,216,082)	1,392,420	34,210,010	-	377,029	-
Voya Short Term Bond Fund - Class R6	57,777,383	2,645,169	(3,360,557)	181,390	57,243,385	283,061	(12,198)	-
Voya Small Company Portfolio - Class I	35,328,434	199,999	(1,762,267)	878,148	34,644,314	-	539,184	-
Voya U.S. Bond Index Portfolio - Class I	58,583,753	2,262,254	(42,927,440)	(673,896)	17,244,671	-	1,161,026	-
VY® Clarion Real Estate Portfolio - Class I	24,205,245	2,247,050	(3,099,635)	28,321	23,380,981	-	1,158,160	-
VY® Goldman Sachs Bond Portfolio Class I	-	23,175,348	(415,733)	158,785	22,918,400	-	1,400	-
VY® Invesco Comstock Portfolio - Class I	34,635,481	1,608,109	(2,214,004)	(209,587)	33,819,999	-	238,926	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	116,458,700	666,664	(5,074,201)	2,042,881	114,094,044	-	1,633,627	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	40,262,234	410,824	(2,413,619)	1,258,620	39,518,059	-	1,103,295	-
	$1,093,866,795	$74,105,605	$(116,964,220)	$17,493,872	$1,068,502,052	$2,549,237	$9,094,252	$1,869,360

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	175	06/11/15	$22,521,574	$233,634
			$22,521,574	$233,634

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution 2025 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$233,634
Total Asset Derivatives		$233,634

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.6%
58		iShares Barclays 20+ Year Treasury Bond Fund	$7,580	2.4
70		iShares Russell 1000 Value Index Fund	7,215	2.2
23		SPDR Trust Series 1	4,748	1.5
89		WisdomTree Japan Hedged Equity Fund	4,906	1.5

		Total Exchange-Traded Funds (Cost $23,590)	24,449	7.6

MUTUAL FUNDS: 91.0%
		Affiliated Investment Companies: 91.0%
584		Voya Emerging Markets Index Portfolio - Class I	6,363	2.0
1,600		Voya Floating Rate Fund - Class I	16,179	5.0
1,433		Voya High Yield Bond Fund - Class I	11,669	3.6
950		Voya Intermediate Bond Fund - Class R6	9,710	3.0
1,654		Voya International Core Fund - Class I	15,978	5.0
1,286		Voya International Index Portfolio - Class I	12,691	3.9
1,117		Voya Large Cap Growth Portfolio - Class I	23,340	7.3
1,363		Voya Large Cap Value Fund - Class R6	17,418	5.4
606		Voya MidCap Opportunities Portfolio - Class I	9,674	3.0
604		Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,298	2.0
1,714		Voya Multi-Manager International Equity Fund - Class I	19,106	5.9
1,483		Voya Multi-Manager Large Cap Core Portfolio - Class I	23,332	7.2
1,489		Voya Multi-Manager Mid Cap Value Fund - Class I	19,384	6.0
335		Voya RussellTM Mid Cap Growth Index Portfolio - Class I	9,622	3.0
1,409		Voya Short Term Bond Fund - Class R6	14,066	4.4
402		Voya Small Company Portfolio - Class I	9,731	3.0
126		Voya U.S. Stock Index Portfolio - Class I	1,872	0.6
178		VY® Clarion Real Estate Portfolio - Class I	6,528	2.0
577		VY® Invesco Comstock Portfolio - Class I	9,535	3.0
1,079		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	32,080	10.0
191	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	18,271	5.7

		Total Mutual Funds (Cost $291,774)	292,847	91.0

		Total Investments in Securities (Cost $315,364)	$317,296	98.6
		Assets in Excess of Other Liabilities	4,389	1.4
		Net Assets	$321,685	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $316,602.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,751
Gross Unrealized Depreciation	(5,057)

Net Unrealized Appreciation	$694

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,449	$–	$–	$24,449
Mutual Funds	292,847	–	–	292,847
Total Investments, at fair value	$317,296	$–	$–	$317,296

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,240	$3,165	$(140)	$98	$6,363	$-	$(12)	$-
Voya Floating Rate Fund - Class I	8,700	7,720	(356)	115	16,179	97	(7)	-
Voya High Yield Bond Fund - Class I	6,995	7,643	(3,200)	231	11,669	110	(158)	-
Voya Intermediate Bond Fund - Class R6	5,276	4,695	(340)	79	9,710	43	7	-
Voya International Core Fund - Class I	8,480	7,438	(403)	463	15,978	-	(71)	-
Voya International Index Portfolio - Class I	6,669	6,035	(364)	351	12,691	-	(21)	-
Voya Large Cap Growth Portfolio - Class I	11,410	12,311	(732)	351	23,340	-	43	-
Voya Large Cap Value Fund - Class R6	7,803	13,788	(3,999)	(174)	17,418	14	(221)	310
Voya MidCap Opportunities Portfolio - Class I	5,254	4,457	(340)	303	9,674	-	(17)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,197	3,273	(140)	(32)	6,298	-	(11)	-
Voya Multi-Manager International Equity Fund - Class I	10,004	9,102	(624)	624	19,106	-	(70)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	12,300	13,370	(2,189)	(149)	23,332	-	92	-
Voya Multi-Manager Mid Cap Value Fund - Class I	10,367	9,052	(570)	535	19,384	-	(74)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	5,217	4,457	(292)	240	9,622	-	36	-
Voya Short Term Bond Fund - Class R6	7,024	9,230	(2,225)	37	14,066	41	(15)	-
Voya Small Company Portfolio - Class I	5,277	4,457	(243)	240	9,731	-	21	-
Voya U.S. Stock Index Portfolio - Class I	1,770	130	(49)	21	1,872	-	-	-
VY® Clarion Real Estate Portfolio - Class I	3,665	3,330	(561)	94	6,528	-	103	-
VY® Invesco Comstock Portfolio - Class I	5,184	4,674	(285)	(38)	9,535	-	6	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	17,502	14,857	(850)	571	32,080	-	(22)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,888	8,577	(681)	487	18,271	-	60	-
	$155,222	$151,761	$(18,583)	$4,447	$292,847	$305	$(331)	$310

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
164,505	iShares Barclays 20+ Year Treasury Bond Fund	$21,499,159	2.0
300,940	iShares Russell 1000 Value Index Fund	31,020,895	3.0
99,981	SPDR Trust Series 1	20,639,078	2.0

	Total Exchange-Traded Funds (Cost $68,535,711)	73,159,132	7.0

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
1,887,965	Voya Emerging Markets Index Portfolio - Class I	20,578,818	2.0
5,230,603	Voya Floating Rate Fund - Class I	52,881,394	5.1
2,534,524	Voya High Yield Bond Fund - Class I	20,631,025	2.0
7,292,325	Voya International Core Fund - Class I	70,443,859	6.8
4,187,335	Voya International Index Portfolio - Class I	41,329,000	4.0
3,458,057	Voya Large Cap Growth Portfolio - Class I	72,273,393	6.9
4,013,716	Voya Large Cap Value Fund - Class R6	51,295,292	4.9
1,979,745	Voya MidCap Opportunities Portfolio - Class I	31,616,530	3.0
3,895,027	Voya Multi-Manager Emerging Markets Equity Fund - Class I	40,625,137	3.9
7,677,805	Voya Multi-Manager International Equity Fund - Class I	85,607,524	8.2
3,909,473	Voya Multi-Manager Large Cap Core Portfolio - Class I	61,496,012	5.9
4,859,111	Voya Multi-Manager Mid Cap Value Fund - Class I	63,265,621	6.1
1,093,017	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	31,380,512	3.0
1,045,838	Voya Short Term Bond Fund - Class R6	10,437,466	1.0
1,311,586	Voya Small Company Portfolio - Class I	31,779,734	3.0
2,059,755	Voya U.S. Stock Index Portfolio - Class I	30,504,968	2.9
583,225	VY® Clarion Real Estate Portfolio - Class I	21,445,185	2.1
1,876,723	VY® Invesco Comstock Portfolio - Class I	31,022,232	3.0
3,519,058	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	104,656,781	10.0
650,447	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	62,143,675	6.0

	Total Mutual Funds (Cost $868,920,744)	935,414,158	89.8

	Total Investments in Securities (Cost $937,456,455)	$1,008,573,290	96.8
	Assets in Excess of Other Liabilities	33,202,724	3.2
	Net Assets	$1,041,776,014	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $944,214,985.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,122,944
Gross Unrealized Depreciation	(11,764,639)

Net Unrealized Appreciation	$64,358,305

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$73,159,132	$–	$–	$73,159,132
Mutual Funds	935,414,158	–	–	935,414,158
Total Investments, at fair value	$1,008,573,290	$–	$–	$1,008,573,290
Other Financial Instruments+
Futures	213,683	–	–	213,683
Total Assets	$1,008,786,973	$–	$–	$1,008,786,973

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,856,322	1,205,259	(1,028,619)	$545,856	$20,578,818	-	(84,406)	-
Voya Floating Rate Fund - Class I	52,487,129	2,470,217	(2,699,313)	623,361	52,881,394	494,899	(58,279)	-
Voya High Yield Bond Fund - Class I	41,626,763	1,517,343	(23,751,349)	1,238,268	20,631,025	415,730	(934,693)	-
Voya International Core Fund - Class I	69,053,265	1,288,272	(3,107,517)	3,209,839	70,443,859	-	79,203	-
Voya International Index Portfolio - Class I	40,407,486	1,033,285	(2,249,467)	2,137,696	41,329,000	-	(7,917)	-
Voya Large Cap Growth Portfolio - Class I	73,176,466	970,123	(3,584,913)	1,711,717	72,273,393	-	1,326,607	-
Voya Large Cap Value Fund - Class R6	51,388,012	5,326,237	(3,741,773)	(1,677,184)	51,295,292	87,964	35,080	1,902,766
Voya MidCap Opportunities Portfolio - Class I	31,701,643	415,767	(1,824,890)	1,324,010	31,616,530	-	279,428	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,232,448	3,620,598	(2,049,253)	(178,656)	40,625,137	-	(160,827)	-
Voya Multi-Manager International Equity Fund - Class I	83,384,571	2,432,671	(4,096,130)	3,886,412	85,607,524	-	817,458	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	63,656,782	1,247,420	(3,286,627)	(121,563)	61,496,012	-	548,497	-
Voya Multi-Manager Mid Cap Value Fund - Class I	62,919,285	1,197,632	(3,152,728)	2,301,432	63,265,621	-	109,647	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	31,535,355	415,767	(1,862,418)	1,291,808	31,380,512	-	307,408	-
Voya Short Term Bond Fund - Class R6	10,212,894	1,139,346	(947,743)	32,969	10,437,466	50,817	(3,530)	-
Voya Small Company Portfolio - Class I	31,981,805	415,767	(1,516,902)	899,064	31,779,734	-	387,445	-
Voya U.S. Stock Index Portfolio - Class I	30,242,542	3,240,876	(3,284,082)	305,632	30,504,968	-	32,592	-
VY® Clarion Real Estate Portfolio - Class I	21,905,320	2,348,355	(2,560,524)	(247,966)	21,445,185	-	1,325,382	-
VY® Invesco Comstock Portfolio - Class I	31,360,379	1,527,551	(1,700,515)	(165,183)	31,022,232	-	181,875	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	105,437,209	1,745,038	(4,808,692)	2,283,226	104,656,781	-	1,039,220	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	62,498,459	831,534	(2,871,229)	1,684,911	62,143,675	-	1,973,039	-
	$954,064,135	$34,389,058	$(74,124,684)	$21,085,649	$935,414,158	$1,049,410	$7,193,229	$1,902,766

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	160	06/11/15	$20,591,154	$213,683
			$20,591,154	$213,683

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution 2035 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$213,683
Total Asset Derivatives		$213,683

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
60	iShares Barclays 20+ Year Treasury Bond Fund	$7,841	1.0
157	iShares Russell 1000 Value Index Fund	16,184	2.0
78	SPDR Trust Series 1	16,102	2.0
283	WisdomTree Japan Hedged Equity Fund	15,599	1.9

	Total Exchange-Traded Funds
	(Cost $54,153)	55,726	6.9

MUTUAL FUNDS: 91.7%
	Affiliated Investment Companies: 91.7%
1,468	Voya Emerging Markets Index Portfolio - Class I	16,005	2.0
1,622	Voya Floating Rate Fund - Class I	16,394	2.0
2,071	Voya High Yield Bond Fund - Class I	16,860	2.1
5,663	Voya International Core Fund - Class I	54,700	6.7
3,253	Voya International Index Portfolio - Class I	32,109	4.0
2,875	Voya Large Cap Growth Portfolio - Class I	60,084	7.4
4,772	Voya Large Cap Value Fund - Class R6	60,986	7.5
1,536	Voya MidCap Opportunities Portfolio - Class I	24,524	3.0
3,029	Voya Multi-Manager Emerging Markets Equity Fund - Class I	31,593	3.9
5,963	Voya Multi-Manager International Equity Fund - Class I	66,486	8.2
3,414	Voya Multi-Manager Large Cap Core Portfolio - Class I	53,706	6.6
4,399	Voya Multi-Manager Mid Cap Value Fund - Class I	57,277	7.1
1,131	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	32,457	4.0
1,356	Voya Small Company Portfolio - Class I	32,864	4.1
2,123	Voya U.S. Stock Index Portfolio - Class I	31,442	3.9
452	VY® Clarion Real Estate Portfolio - Class I	16,629	2.0
1,456	VY® Invesco Comstock Portfolio - Class I	24,075	3.0
1,979	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	58,849	7.3
589	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	56,247	6.9

	Total Mutual Funds
	(Cost $741,635)	743,287	91.7

	Total Investments in Securities (Cost $795,788)	$799,013	98.6
	Assets in Excess of Other Liabilities	11,026	1.4
	Net Assets	$810,039	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $800,515.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$25,117
Gross Unrealized Depreciation	(26,619)

Net Unrealized Depreciation	$(1,502)

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,726	$–	$–	$55,726
Mutual Funds	743,287	–	–	743,287
Total Investments, at fair value	$799,013	$–	$–	$799,013

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,747	$2,423	$(556)	$391	$16,005	$-	$(42)	$-
Voya Floating Rate Fund - Class I	14,499	2,379	(657)	173	16,394	144	(7)	-
Voya High Yield Bond Fund - Class I	28,763	4,246	(17,296)	1,147	16,860	304	(914)	-
Voya International Core Fund - Class I	47,731	6,525	(2,301)	2,745	54,700	-	(317)	-
Voya International Index Portfolio - Class I	27,943	3,783	(1,197)	1,580	32,109	-	(21)	-
Voya Large Cap Growth Portfolio - Class I	54,166	6,805	(2,919)	2,032	60,084	-	274	-
Voya Large Cap Value Fund - Class R6	54,564	10,790	(2,600)	(1,768)	60,986	96	(68)	2,069
Voya MidCap Opportunities Portfolio - Class I	21,896	2,722	(1,284)	1,190	24,524	-	(18)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,169	5,689	(1,131)	(134)	31,593	-	(100)	-
Voya Multi-Manager International Equity Fund - Class I	57,663	8,021	(2,845)	3,647	66,486	-	(211)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	49,453	6,287	(2,230)	196	53,706	-	129	-
Voya Multi-Manager Mid Cap Value Fund - Class I	50,721	6,427	(2,153)	2,282	57,277	-	(183)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	29,047	3,630	(1,513)	1,293	32,457	-	247	-
Voya Small Company Portfolio - Class I	29,445	3,630	(1,315)	1,104	32,864	-	173	-
Voya U.S. Stock Index Portfolio - Class I	29,429	7,259	(5,360)	114	31,442	-	170	-
VY® Clarion Real Estate Portfolio - Class I	15,106	3,350	(2,195)	368	16,629	-	397	-
VY® Invesco Comstock Portfolio - Class I	21,670	3,409	(965)	(39)	24,075	-	57	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	52,791	6,961	(2,629)	1,726	58,849	-	7	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,382	6,352	(3,151)	2,664	56,247	-	378	-
	$676,185	$100,688	$(54,297)	$20,711	$743,287	$544	$(49)	$2,069

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
57,210	iShares Barclays 20+ Year Treasury Bond Fund	$7,476,775	1.0
174,474	iShares Russell 1000 Value Index Fund	17,984,780	2.5
69,533	SPDR Trust Series 1	14,353,697	2.0

	Total Exchange-Traded Funds
	(Cost $37,236,564)	39,815,252	5.5

MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 92.3%
1,313,268	Voya Emerging Markets Index Portfolio - Class I	14,314,626	2.0
1,273,368	Voya Floating Rate Fund - Class I	12,873,752	1.8
5,636,059	Voya International Core Fund - Class I	54,444,330	7.5
2,912,636	Voya International Index Portfolio - Class I	28,747,722	4.0
2,577,217	Voya Large Cap Growth Portfolio - Class I	53,863,839	7.4
4,197,531	Voya Large Cap Value Fund - Class R6	53,644,448	7.4
1,377,111	Voya MidCap Opportunities Portfolio - Class I	21,992,463	3.0
2,709,315	Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,258,152	3.9
6,149,731	Voya Multi-Manager International Equity Fund - Class I	68,569,499	9.5
3,172,610	Voya Multi-Manager Large Cap Core Portfolio - Class I	49,905,156	6.9
3,943,350	Voya Multi-Manager Mid Cap Value Fund - Class I	51,342,419	7.1
1,013,743	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	29,104,568	4.0
1,216,476	Voya Small Company Portfolio - Class I	29,475,206	4.1
2,640,561	Voya U.S. Stock Index Portfolio - Class I	39,106,710	5.4
405,685	VY® Clarion Real Estate Portfolio - Class I	14,917,051	2.0
1,305,423	VY® Invesco Comstock Portfolio - Class I	21,578,642	3.0
1,405,514	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	41,799,995	5.8
565,572	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	54,034,729	7.5

	Total Mutual Funds
	(Cost $619,075,911)	667,973,307	92.3

	Total Investments in Securities (Cost $656,312,475)	$707,788,559	97.8
	Assets in Excess of Other Liabilities	15,723,068	2.2
	Net Assets	$723,511,627	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $660,234,629.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$56,472,232
Gross Unrealized Depreciation	(8,918,302)

Net Unrealized Appreciation	$47,553,930

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,815,252	$–	$–	$39,815,252
Mutual Funds	667,973,307	–	–	667,973,307
Total Investments, at fair value	$707,788,559	$–	$–	$707,788,559
Other Financial Instruments+
Futures	148,085	–	–	148,085
Total Assets	$707,936,644	$–	$–	$707,936,644

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,754,033	$841,884	$(653,346)	$372,055	$14,314,626	$-	$(54,102)	$-
Voya Floating Rate Fund - Class I	12,730,621	638,904	(642,983)	147,210	12,873,752	120,278	(10,138)	-
Voya Intermediate Bond Fund - Class R6	7,354,485	-	(7,299,270)	(55,215)	-	3,247	106,193	-
Voya International Core Fund - Class I	53,160,069	1,132,284	(2,103,342)	2,255,319	54,444,330	-	274,760	-
Voya International Index Portfolio - Class I	27,995,759	601,525	(1,331,048)	1,481,486	28,747,722	-	(8,284)	-
Voya Large Cap Growth Portfolio - Class I	54,320,049	669,520	(2,470,636)	1,344,906	53,863,839	-	904,595	-
Voya Large Cap Value Fund - Class R6	53,853,890	4,533,483	(2,620,375)	(2,122,550)	53,644,448	91,849	375,843	1,986,790
Voya MidCap Opportunities Portfolio - Class I	21,963,056	267,808	(1,173,186)	934,785	21,992,463	-	175,448	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,176,171	2,521,046	(1,298,895)	(140,170)	28,258,152	-	(100,408)	-
Voya Multi-Manager International Equity Fund - Class I	66,523,666	1,671,293	(2,866,164)	3,240,704	68,569,499	-	507,635	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	51,452,573	815,095	(2,314,985)	(47,527)	49,905,156	-	381,686	-
Voya Multi-Manager Mid Cap Value Fund - Class I	50,851,121	778,417	(2,367,721)	2,080,602	51,342,419	-	(134,025)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	29,130,073	357,078	(1,600,122)	1,217,539	29,104,568	-	258,073	-
Voya Small Company Portfolio - Class I	29,542,471	357,078	(1,354,783)	930,440	29,475,206	-	256,965	-
Voya U.S. Stock Index Portfolio - Class I	39,043,632	2,557,314	(3,060,736)	566,500	39,106,710	-	(171,335)	-
VY® Clarion Real Estate Portfolio - Class I	15,180,551	1,672,873	(1,953,838)	17,465	14,917,051	-	731,784	-
VY® Invesco Comstock Portfolio - Class I	21,724,700	977,950	(1,023,356)	(100,652)	21,578,642	-	107,439	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	42,007,144	958,050	(1,922,242)	757,043	41,799,995	-	564,467	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	54,125,848	669,520	(2,579,347)	1,818,708	54,034,729	-	1,347,187	-
	$671,889,912	$22,021,122	$(40,636,375)	$14,698,648	$667,973,307	$215,374	$5,513,783	$1,986,790

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	111	06/11/15	$14,285,113	$148,085
			$14,285,113	$148,085

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution 2045 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$148,085
Total Asset Derivatives		$148,085

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.2%
32	iShares Barclays 20+ Year Treasury Bond Fund	$4,182	1.0
97	iShares Russell 1000 Value Index Fund	9,999	2.3
39	SPDR Trust Series 1	8,051	1.9
152	WisdomTree Japan Hedged Equity Fund	8,378	2.0

	Total Exchange-Traded Funds
	(Cost $29,669)	30,610	7.2

MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 92.3%
772	Voya Emerging Markets Index Portfolio - Class I	8,417	2.0
748	Voya Floating Rate Fund - Class I	7,562	1.8
3,312	Voya International Core Fund - Class I	31,994	7.5
1,712	Voya International Index Portfolio - Class I	16,897	4.0
1,514	Voya Large Cap Growth Portfolio - Class I	31,649	7.4
2,508	Voya Large Cap Value Fund - Class R6	32,055	7.5
809	Voya MidCap Opportunities Portfolio - Class I	12,920	3.0
1,593	Voya Multi-Manager Emerging Markets Equity Fund - Class I	16,616	3.9
3,614	Voya Multi-Manager International Equity Fund - Class I	40,299	9.4
1,865	Voya Multi-Manager Large Cap Core Portfolio - Class I	29,329	6.9
2,317	Voya Multi-Manager Mid Cap Value Fund - Class I	30,169	7.1
596	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	17,102	4.0
715	Voya Small Company Portfolio - Class I	17,320	4.0
1,608	Voya U.S. Stock Index Portfolio - Class I	23,819	5.6
238	VY® Clarion Real Estate Portfolio - Class I	8,760	2.0
767	VY® Invesco Comstock Portfolio - Class I	12,680	3.0
833	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	24,771	5.8
332	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	31,750	7.4

	Total Mutual Funds
	(Cost $392,821)	394,109	92.3

	Total Investments in Securities (Cost $422,490)	$424,719	99.5
	Assets in Excess of Other Liabilities	2,070	0.5
	Net Assets	$426,789	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $423,798.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,084
Gross Unrealized Depreciation	(13,163)

Net Unrealized Appreciation	$921

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$30,610	$–	$–	$30,610
Mutual Funds	394,109	–	–	394,109
Total Investments, at fair value	$424,719	$–	$–	$424,719

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,130	$1,185	$(64)	$166	$8,417	$-	$(5)	$-
Voya Floating Rate Fund - Class I	6,581	1,022	(119)	78	7,562	66	(2)	-
Voya Intermediate Bond Fund - Class R6	3,800	-	(3,773)	(27)	-	2	54	-
Voya International Core Fund - Class I	27,511	3,505	(378)	1,356	31,994	-	6	-
Voya International Index Portfolio - Class I	14,495	1,801	(177)	778	16,897	-	4	-
Voya Large Cap Growth Portfolio - Class I	28,097	3,250	(807)	1,109	31,649	-	66	-
Voya Large Cap Value Fund - Class R6	28,335	5,545	(742)	(1,083)	32,055	54	(9)	1,158
Voya MidCap Opportunities Portfolio - Class I	11,358	1,300	(356)	618	12,920	-	(13)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,092	2,811	(122)	(165)	16,616	-	(3)	-
Voya Multi-Manager International Equity Fund - Class I	34,443	4,411	(518)	1,963	40,299	-	40	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	26,573	3,136	(491)	111	29,329	-	28	-
Voya Multi-Manager Mid Cap Value Fund - Class I	26,309	3,057	(286)	1,089	30,169	-	(16)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	15,067	1,733	(431)	733	17,102	-	64	-
Voya Small Company Portfolio - Class I	15,273	1,733	(319)	633	17,320	-	33	-
Voya U.S. Stock Index Portfolio - Class I	20,907	4,116	(1,419)	215	23,819	-	(71)	-
VY® Clarion Real Estate Portfolio - Class I	7,836	1,678	(967)	213	8,760	-	176	-
VY® Invesco Comstock Portfolio - Class I	11,240	1,651	(196)	(15)	12,680	-	12	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	21,719	2,936	(600)	716	24,771	-	(9)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	28,002	3,250	(1,065)	1,563	31,750	-	117	-
	$348,768	$48,120	$(12,830)	$10,051	$394,109	$122	$472	$1,158

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.1%
6,777	iShares Barclays 20+ Year Treasury Bond Fund	$885,686	0.8
27,519	iShares Russell 1000 Value Index Fund	2,836,659	2.4
10,982	SPDR Trust Series 1	2,267,014	1.9

	Total Exchange-Traded Funds (Cost $5,595,537)	5,989,359	5.1

MUTUAL FUNDS: 92.9%
	Affiliated Investment Companies: 92.9%
215,089	Voya Emerging Markets Index Portfolio - Class I	2,344,475	2.0
922,288	Voya International Core Fund - Class I	8,909,304	7.5
476,718	Voya International Index Portfolio - Class I	4,705,208	4.0
421,811	Voya Large Cap Growth Portfolio - Class I	8,815,856	7.5
695,332	Voya Large Cap Value Fund - Class R6	8,886,339	7.5
225,341	Voya MidCap Opportunities Portfolio - Class I	3,598,688	3.0
443,811	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,628,954	3.9
1,006,480	Voya Multi-Manager International Equity Fund - Class I	11,222,251	9.5
519,394	Voya Multi-Manager Large Cap Core Portfolio - Class I	8,170,064	6.9
645,326	Voya Multi-Manager Mid Cap Value Fund - Class I	8,402,146	7.1
165,904	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	4,763,110	4.0
199,045	Voya Small Company Portfolio - Class I	4,822,851	4.1
601,609	Voya U.S. Stock Index Portfolio - Class I	8,909,832	7.5
66,354	VY® Clarion Real Estate Portfolio - Class I	2,439,852	2.1
213,676	VY® Invesco Comstock Portfolio - Class I	3,532,070	3.0
231,132	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,873,877	5.8
92,561	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	8,843,310	7.5

	Total Mutual Funds (Cost $105,994,095)	109,868,187	92.9

	Total Investments in Securities (Cost $111,589,632)	$115,857,546	98.0
	Assets in Excess of Other Liabilities	2,413,919	2.0
	Net Assets	$118,271,465	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $112,069,914.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,940,243
Gross Unrealized Depreciation	(2,152,611)

Net Unrealized Appreciation	$3,787,632

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,989,359	$–	$–	$5,989,359
Mutual Funds	109,868,187	–	–	109,868,187
Total Investments, at fair value	$115,857,546	$–	$–	$115,857,546
Other Financial Instruments+
Futures	24,166	–	–	24,166
Total Assets	$115,881,712	$–	$–	$115,881,712

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,096,154	$264,382	$(71,048)	$54,987	$2,344,475	$-	$(6,302)	$-
Voya Intermediate Bond Fund - Class R6	838,169	2,657	(837,062)	(3,764)	-	368	9,590	-
Voya International Core Fund - Class I	8,088,480	691,868	(285,826)	414,782	8,909,304	-	(22,559)	-
Voya International Index Portfolio - Class I	4,260,940	363,348	(149,425)	230,345	4,705,208	-	(3,131)	-
Voya Large Cap Growth Portfolio - Class I	8,263,096	614,904	(302,298)	240,154	8,815,856	-	107,319	-
Voya Large Cap Value Fund - Class R6	8,308,600	1,188,170	(321,946)	(288,485)	8,886,339	14,629	1,780	316,445
Voya MidCap Opportunities Portfolio - Class I	3,340,820	245,962	(151,245)	163,151	3,598,688	-	11,738	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,142,164	657,569	(137,018)	(33,761)	4,628,954	-	(7,528)	-
Voya Multi-Manager International Equity Fund - Class I	10,125,558	899,713	(385,158)	582,138	11,222,251	-	(1,184)	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	7,824,953	609,608	(270,862)	6,365	8,170,064	-	43,234	-
Voya Multi-Manager Mid Cap Value Fund - Class I	7,738,805	597,019	(260,364)	326,686	8,402,146	-	(18,257)	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	4,431,650	327,949	(197,403)	200,914	4,763,110	-	30,302	-
Voya Small Company Portfolio - Class I	4,493,510	327,949	(171,136)	172,528	4,822,851	-	16,548	-
Voya U.S. Stock Index Portfolio - Class I	8,327,836	957,513	(470,711)	95,194	8,909,832	-	(23,663)	-
VY® Clarion Real Estate Portfolio - Class I	2,305,337	398,835	(270,832)	6,512	2,439,852	-	106,906	-
VY® Invesco Comstock Portfolio - Class I	3,306,078	354,855	(118,578)	(10,285)	3,532,070	-	11,849	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	6,387,718	576,031	(262,735)	172,863	6,873,877	-	33,217	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	8,234,736	614,904	(348,970)	342,640	8,843,310	-	149,362	-
	$102,514,604	$9,693,236	$(5,012,617)	$2,672,964	$109,868,187	$14,997	$439,221	$316,445

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2015, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	18	06/11/15	$2,316,505	$24,166
			$2,316,505	$24,166

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Solution 2055 Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Equity contracts	Futures contracts	$24,166
Total Asset Derivatives		$24,166

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
1	iShares Barclays 20+ Year Treasury Bond Fund	$131	0.9
4	iShares Russell 1000 Value Index Fund	412	2.7
1	SPDR Trust Series 1	206	1.3
6	WisdomTree Japan Hedged Equity Fund	331	2.1

	Total Exchange-Traded Funds
	(Cost $1,049)	1,080	7.0

MUTUAL FUNDS: 92.9%
	Affiliated Investment Companies: 92.9%
28	Voya Emerging Markets Index Portfolio - Class I	309	2.0
120	Voya International Core Fund - Class I	1,160	7.5
62	Voya International Index Portfolio - Class I	613	4.0
55	Voya Large Cap Growth Portfolio - Class I	1,151	7.4
90	Voya Large Cap Value Fund - Class R6	1,155	7.5
29	Voya MidCap Opportunities Portfolio - Class I	469	3.0
59	Voya Multi-Manager Emerging Markets Equity Fund - Class I	611	3.9
131	Voya Multi-Manager International Equity Fund - Class I	1,462	9.5
68	Voya Multi-Manager Large Cap Core Portfolio - Class I	1,072	6.9
84	Voya Multi-Manager Mid Cap Value Fund - Class I	1,094	7.1
22	Voya RussellTM Mid Cap Growth Index Portfolio - Class I	620	4.0
26	Voya Small Company Portfolio - Class I	628	4.1
79	Voya U.S. Stock Index Portfolio - Class I	1,168	7.6
9	VY® Clarion Real Estate Portfolio - Class I	318	2.1
28	VY® Invesco Comstock Portfolio - Class I	462	3.0
30	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	892	5.8
12	@ VY® T. Rowe Price Growth Equity Portfolio - Class I	1,152	7.5

	Total Mutual Funds
	(Cost $14,016)	14,336	92.9

	Total Investments in Securities (Cost $15,065)	$15,416	99.9
	Assets in Excess of Other Liabilities	23	0.1
	Net Assets	$15,439	100.0

@	Non-income producing security.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$399
Gross Unrealized Depreciation	(48)

Net Unrealized Appreciation	$351

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,080	$–	$–	$1,080
Mutual Funds	14,336	–	–	14,336
Total Investments, at fair value	$15,416	$–	$–	$15,416

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 3/31/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$309	$(1)	$1	$309	$-	$-	$-
Voya International Core Fund - Class I	-	1,125	(9)	44	1,160	-	-	-
Voya International Index Portfolio - Class I	-	600	(6)	19	613	-	-	-
Voya Large Cap Growth Portfolio - Class I	-	1,128	(11)	34	1,151	-	-	-
Voya Large Cap Value Fund - Class R6	-	1,192	-	(37)	1,155	2	-	42
Voya MidCap Opportunities Portfolio - Class I	-	450	(4)	23	469	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	621	-	(10)	611	-	-	-
Voya Multi-Manager International Equity Fund - Class I	-	1,425	(23)	60	1,462	-	1	-
Voya Multi-Manager Large Cap Core Portfolio - Class I	-	1,062	-	10	1,072	-	-	-
Voya Multi-Manager Mid Cap Value Fund - Class I	-	1,057	-	37	1,094	-	-	-
Voya RussellTM Mid Cap Growth Index Portfolio - Class I	-	600	(7)	27	620	-	-	-
Voya Small Company Portfolio - Class I	-	605	(1)	24	628	-	-	-
Voya U.S. Stock Index Portfolio - Class I	-	1,153	-	15	1,168	-	-	-
VY® Clarion Real Estate Portfolio - Class I	-	318	-	-	318	-	-	-
VY® Invesco Comstock Portfolio - Class I	-	458	-	4	462	-	-	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	874	-	18	892	-	-	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	1,125	(24)	51	1,152	-	1	-
	$-	$14,102	$(86)	$320	$14,336	$2	$2	$42

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 9.9%
18,674	@	Bed Bath & Beyond, Inc.	$1,433,696	0.5
47,480		Carnival Corp.	2,271,443	0.7
8,977	@	Cavco Industries, Inc.	673,814	0.2
18,917	L	Century Communities, Inc.	365,666	0.1
38,870		ClubCorp Holdings, Inc.	752,523	0.2
4,170		Cooper Tire & Rubber Co.	178,643	0.1
17,483		CST Brands, Inc.	766,280	0.2
25,673		Culp, Inc.	686,753	0.2
178,489		Cumulus Media, Inc.	440,868	0.1
17,532		Dana Holding Corp.	370,977	0.1
14,500		Dave & Buster's Entertainment, Inc.	441,670	0.1
18,142		Destination Maternity Corp.	273,219	0.1
47,431	@	Entercom Communications Corp.	576,287	0.2
224,563		Entravision Communications Corp.	1,421,484	0.4
36,009		Honda Motor Co., Ltd. ADR	1,179,655	0.4
10,926	@	Journal Communications, Inc.	161,923	0.1
8,800		Libbey, Inc.	351,208	0.1
20,842		Lowe's Cos, Inc.	1,550,436	0.5
18,096	@	Malibu Boats, Inc.	422,542	0.1
7,100	@	MarineMax, Inc.	188,221	0.1
49,062	@	Markit Ltd.	1,319,768	0.4
74,373		Mattel, Inc.	1,699,423	0.5
15,507		Movado Group, Inc.	442,260	0.1
12,392		Nexstar Broadcasting Group, Inc.	709,070	0.2
16,963	@	Office Depot, Inc.	156,060	0.1
7,767	@,L	Papa Murphy's Holdings, Inc.	140,893	0.0
20,020		Peak Resorts, Inc.	123,323	0.0
15,265		Penske Auto Group, Inc.	785,995	0.3
52,849		Pulte Homes, Inc.	1,174,833	0.4
10,105		Ralph Lauren Corp.	1,328,807	0.4
7,941	@	Red Robin Gourmet Burgers, Inc.	690,867	0.2
7,831	@	Shutterfly, Inc.	354,274	0.1
11,600		Sotheby's	490,216	0.2
14,295	@	Steiner Leisure Ltd.	677,583	0.2
20,100	@	Stoneridge, Inc.	226,929	0.1
11,497		Superior Industries International	217,638	0.1
18,634		Target Corp.	1,529,292	0.5
17,613		Thor Industries, Inc.	1,113,318	0.4
9,065		Time Warner Cable, Inc.	1,358,662	0.4
43,397	@	Toll Brothers, Inc.	1,707,238	0.5
23,014	@	Tower International, Inc.	612,172	0.2
11,409	@,L	Townsquare Media, Inc.	146,606	0.1
			31,512,535	9.9

		Consumer Staples: 5.5%
31,641		Campbell Soup Co.	1,472,889	0.5
87,116		ConAgra Foods, Inc.	3,182,347	1.0
41,877		General Mills, Inc.	2,370,238	0.7
9,382		Danone	632,418	0.2
17,456		JM Smucker Co.	2,020,183	0.6
22,476		Kellogg Co.	1,482,292	0.5
63,488		Mondelez International, Inc.	2,291,282	0.7
5,500		Snyders-Lance, Inc.	175,780	0.1
96,963		Sysco Corp.	3,658,414	1.1
1,800	@	TreeHouse Foods, Inc.	153,036	0.0
6,031		Village Super Market	189,615	0.1
1,728		Weis Markets, Inc.	85,985	0.0
			17,714,479	5.5

		Energy: 5.7%
30,692	L	Aegean Marine Petroleum Network, Inc.	441,044	0.1
1,970		Antero Midstream Partners L.P.	47,654	0.0
18,749		Apache Corp.	1,131,127	0.4
46,583		Ardmore Shipping Corp.	469,091	0.1
38,415	@	Cameron International Corp.	1,733,285	0.5
1,252		Delek US Holdings, Inc.	49,767	0.0
39,372		Devon Energy Corp.	2,374,525	0.7
24,058	L	Euronav NV	290,139	0.1
7,573		Forum Energy Technologies, Inc.	148,431	0.0
12,265		Helmerich & Payne, Inc.	834,879	0.3
125,511		Imperial Oil Ltd.	5,009,341	1.6
12,072	@	Matrix Service Co.	211,984	0.1
32,775		Noble Energy, Inc.	1,602,698	0.5
17,950		Nordic American Tankers Ltd.	213,785	0.1
20,036		Northern Tier Energy L.P.	507,712	0.2
27,182		Occidental Petroleum Corp.	1,984,286	0.6
1,799	@	PDC Energy, Inc.	97,218	0.0
65,977		Scorpio Tankers, Inc.	621,503	0.2
12,376	@	Southwestern Energy Co.	286,999	0.1
3,186		Western Refining, Inc.	157,357	0.1
			18,212,825	5.7

		Financials: 29.2%
18,425		ACE Ltd.	2,054,203	0.6
16,150		Aflac, Inc.	1,033,761	0.3
9,173		Allstate Corp.	652,842	0.2
42,755		Annaly Capital Management, Inc.	444,652	0.1
23,500		Apollo Commercial Real Estate Finance, Inc.	403,730	0.1
31,411	L	Ares Management L.P.	582,360	0.2
10,428		Argo Group International Holdings Ltd.	522,964	0.2
39,700		Armada Hoffler Properties, Inc.	423,202	0.1
14,966		Arthur J. Gallagher & Co.	699,660	0.2
9,639		Associated Estates Realty Corp.	237,891	0.1
27,222	@	Atlas Financial Holdings, Inc.	481,013	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
10,947		Baldwin & Lyons, Inc.	$256,817	0.1
24,914		Bank of Hawaii Corp.	1,524,986	0.5
37,372		Bank of the Ozarks, Inc.	1,380,148	0.4
59,495		BankUnited, Inc.	1,947,866	0.6
28,190		BB&T Corp.	1,099,128	0.3
8,400		Blackstone Mortgage Trust, Inc.	238,308	0.1
20,824		BOK Financial Corp.	1,274,845	0.4
9,574		Boston Properties, Inc.	1,344,956	0.4
44,998		Brown & Brown, Inc.	1,489,884	0.5
71,309		Campus Crest Communities, Inc.	510,572	0.2
27,405		Capital Bank Financial Corp.	756,652	0.2
32,153		Capitol Federal Financial, Inc.	401,912	0.1
16,572		Capstead Mortgage Corp.	195,052	0.1
9,928		CBL & Associates Properties, Inc.	196,574	0.1
16,300		Chatham Lodging Trust	479,383	0.1
12,889		Chubb Corp.	1,303,078	0.4
19,200		CNO Financial Group, Inc.	330,624	0.1
32,596		Comerica, Inc.	1,471,057	0.5
66,227		Commerce Bancshares, Inc.	2,802,727	0.9
33,933	L	Compass Diversified Trust	580,254	0.2
71,660		Corrections Corp. of America	2,885,032	0.9
28,548		Cullen/Frost Bankers, Inc.	1,972,096	0.6
12,635		DiamondRock Hospitality Co.	178,533	0.1
20,275	@	Eagle Bancorp, Inc.	778,560	0.2
17,500		Easterly Government Properties, Inc.	280,875	0.1
54,543		Empire State Realty Trust, Inc.	1,025,954	0.3
17,866		Endurance Specialty Holdings Ltd.	1,092,327	0.3
3,703		EPR Properties	222,291	0.1
27,300		Excel Trust, Inc.	382,746	0.1
29,461	L	FCB Financial Holdings, Inc.	806,348	0.3
26,199	L	First Financial Bankshares, Inc.	724,140	0.2
29,861		First Horizon National Corp.	426,714	0.1
7,902		First Industrial Realty Trust, Inc.	169,340	0.1
14,600		First NBC Bank Holding Co.	481,508	0.1
32,351		FirstMerit Corp.	616,610	0.2
26,309		Franklin Resources, Inc.	1,350,178	0.4
4,166		Hanover Insurance Group, Inc.	302,368	0.1
19,300		Hatteras Financial Corp.	350,488	0.1
46,394		HCC Insurance Holdings, Inc.	2,629,148	0.8
4,877		Healthcare Realty Trust, Inc.	135,483	0.0
19,800		Hersha Hospitality Trust	128,106	0.0
3,326		Highwoods Properties, Inc.	152,264	0.0
36,911		Home Bancshares, Inc.	1,250,914	0.4
55,888		Host Hotels & Resorts, Inc.	1,127,820	0.4
5,383		Infinity Property & Casualty Corp.	441,675	0.1
26,792		James River Group Holdings Ltd.	630,416	0.2
16,519		Kite Realty Group Trust	465,340	0.1
7,246		LaSalle Hotel Properties	281,580	0.1
46,559		Lexington Realty Trust	457,675	0.1
50,917		LPL Financial Holdings, Inc.	2,233,220	0.7
20,896		M&T Bank Corp.	2,653,792	0.8
11,600		Mack-Cali Realty Corp.	223,648	0.1
28,000		Medical Properties Trust, Inc.	412,720	0.1
19,126		Metlife, Inc.	966,819	0.3
40,017		MFA Mortgage Investments, Inc.	314,534	0.1
14,962		New Residential Investment Corp.	224,879	0.1
95,490		Northern Trust Corp.	6,650,879	2.1
43,058		OFG Bancorp	702,707	0.2
15,178		Outfront Media, Inc.	454,126	0.1
12,573		Pennsylvania Real Estate Investment Trust	292,071	0.1
19,305		Pennymac Mortgage Investment Trust	411,003	0.1
72,128		People's United Financial, Inc.	1,096,346	0.3
9,888	@	PHH Corp.	238,993	0.1
135,053		Piedmont Office Realty Trust, Inc.	2,513,336	0.8
28,226		PNC Financial Services Group, Inc.	2,631,792	0.8
9,821	@	Popular, Inc.	337,744	0.1
10,096		PrivateBancorp, Inc.	355,076	0.1
9,944		Radian Group, Inc.	166,960	0.1
24,652		Reinsurance Group of America, Inc.	2,297,320	0.7
11,900		Rexford Industrial Realty, Inc.	188,139	0.1
5,349		RLJ Lodging Trust	167,477	0.1
27,018		Rouse Properties, Inc.	512,261	0.2
7,600		Sabra Healthcare REIT, Inc.	251,940	0.1
19,484		ServisFirst Bancshares, Inc.	642,777	0.2
29,692		Southside Bancshares, Inc.	851,863	0.3
19,815		State Street Corp.	1,456,997	0.5
34,600		Summit Hotel Properties, Inc.	486,822	0.2
13,629		Sunstone Hotel Investors, Inc.	227,195	0.1
38,131		SunTrust Bank	1,566,803	0.5
14,151		T. Rowe Price Group, Inc.	1,145,948	0.4
23,067	@	Texas Capital Bancshares, Inc.	1,122,210	0.4

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
17,288		Torchmark Corp.	$949,457	0.3
10,892		Travelers Cos., Inc.	1,177,752	0.4
48,700		Two Harbors Investment Corp.	517,194	0.2
54,998		Unum Group	1,855,083	0.6
22,500		Urstadt Biddle Properties, Inc.	518,850	0.2
15,083		Validus Holdings Ltd.	634,994	0.2
98,624		Valley National Bancorp.	931,011	0.3
13,200		Washington Real Estate Investment Trust	364,716	0.1
38,586		Westamerica Bancorp.	1,667,301	0.5
60,574		Weyerhaeuser Co.	2,008,028	0.6
			93,290,413	29.2

		Health Care: 8.6%
31,383		AMN Healthcare Services, Inc.	724,006	0.2
7,949		Becton Dickinson & Co.	1,141,397	0.3
7,627	@	Bio-Rad Laboratories, Inc.	1,031,018	0.3
85,840	@	Boston Scientific Corp.	1,523,660	0.5
23,507		Cardinal Health, Inc.	2,121,977	0.7
2,621		Catalent, Inc.	81,644	0.0
15,314		Cigna Corp.	1,982,244	0.6
6,877	@	Express Scripts Holding Co.	596,717	0.2
22,614	@	Haemonetics Corp.	1,015,821	0.3
19,400	@	Hanger Orthopedic Group, Inc.	440,186	0.1
4,498		Healthsouth Corp.	199,531	0.1
3,521		Hill-Rom Holdings, Inc.	172,529	0.0
12,159	@	Hospira, Inc.	1,068,047	0.3
10,218		Humana, Inc.	1,819,008	0.6
51,807	@	LifePoint Hospitals, Inc.	3,805,224	1.2
2,800	@	Magellan Health Services, Inc.	198,296	0.1
38,367		MedAssets, Inc.	722,067	0.2
3,200		National Healthcare Corp.	203,872	0.1
5,478	@	Orthofix International NV	196,605	0.1
5,444		Owens & Minor, Inc.	184,225	0.1
39,983		Quest Diagnostics, Inc.	3,072,694	1.0
21,112		Stryker Corp.	1,947,582	0.6
10,790		Utah Medical Products, Inc.	645,889	0.2
2,914		WellCare Health Plans, Inc.	266,515	0.1
19,747		Zimmer Holdings, Inc.	2,320,668	0.7
			27,481,422	8.6

		Industrials: 13.2%
7,068		AAR Corp.	216,988	0.1
54,879	L	ADT Corp.	2,278,576	0.7
23,185		Albany International Corp.	921,604	0.3
17,425		Altra Holdings, Inc.	481,627	0.2
9,557		American Science & Engineering, Inc.	466,955	0.1
19,592	@	Beacon Roofing Supply, Inc.	613,230	0.2
38,277		Brink's Co.	1,057,593	0.3
29,942		CDI Corp.	420,685	0.1
10,108		Celadon Group, Inc.	275,140	0.1
42,773	@,L	Clean Harbors, Inc.	2,428,651	0.8
27,128		Continental Building Products, Inc.	612,821	0.2
23,844		Dynamic Materials Corp.	304,488	0.1
59,806		Emerson Electric Co.	3,386,216	1.1
10,572		EnPro Industries, Inc.	697,223	0.2
118,083		Exelis, Inc.	2,877,683	0.9
49,961		Global Brass & Copper Holdings, Inc.	771,897	0.2
46,987		GrafTech International Ltd.	182,779	0.1
8,329		Graham Corp.	199,646	0.1
70,417	@	Great Lakes Dredge & Dock Corp.	423,206	0.1
55,233		Heartland Express, Inc.	1,312,336	0.4
5,781		Kaman Corp.	245,288	0.1
29,361		Kforce, Inc.	655,044	0.2
15,100		Marten Transport Ltd.	350,320	0.1
19,937		Multi-Color Corp.	1,382,232	0.4
16,077	@	NCI Building Systems, Inc.	277,811	0.1
13,662	@	Northwest Pipe Co.	313,543	0.1
19,100	@	On Assignment, Inc.	732,867	0.2
66,866		Oshkosh Corp.	3,262,392	1.0
14,969		Pentair PLC	941,400	0.3
160,714		Republic Services, Inc.	6,518,560	2.0
103,657		Koninklijke Philips NV	2,940,734	0.9
20,029		Textron, Inc.	887,886	0.3
55,692		Tyco International Plc	2,398,098	0.7
48,997		Werner Enterprises, Inc.	1,538,996	0.5
			42,374,515	13.2

		Information Technology: 11.3%
89,966		Applied Materials, Inc.	2,029,633	0.6
16,850		Aruba Networks, Inc.	412,657	0.1
8,100	@	AVG Technologies	175,365	0.1
54,014		Broadcom Corp.	2,338,536	0.7
23,563		BroadSoft, Inc.	788,418	0.2
13,720		CommScope Holding Co., Inc.	391,569	0.1
65,283		EVERTEC, Inc.	1,427,086	0.4
30,192		Everyday Health, Inc.	388,269	0.1
67,956	@	Exar Corp.	682,958	0.2
42,068		Fairchild Semiconductor International, Inc.	764,796	0.2
18,135		Fidelity National Information Services, Inc.	1,234,268	0.4
17,027		Harris Corp.	1,341,047	0.4
38,766		Ingram Micro, Inc.	973,802	0.3
57,425		Keysight Technologies, Inc.	2,133,339	0.7
53,175	@	Kulicke & Soffa Industries, Inc.	831,125	0.3
34,148		Lam Research Corp.	2,398,385	0.8
33,862		Maxim Integrated Products	1,178,736	0.4
62,174		Mentor Graphics Corp.	1,494,041	0.5
44,037		Microchip Technology, Inc.	2,153,409	0.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
23,495	@	Micron Technology, Inc.	$637,419	0.2
20,145	@	Nanometrics, Inc.	338,839	0.1
43,986	@	Polycom, Inc.	589,412	0.2
36,400	@	Riverbed Technolgoy, Inc.	761,124	0.2
28,827		Sandisk Corp.	1,833,974	0.6
15,161	@	Semtech Corp.	403,965	0.1
78,481	@	Silicon Graphics International Corp.	682,000	0.2
25,005		TE Connectivity Ltd.	1,790,858	0.6
130,363		Teradyne, Inc.	2,457,343	0.8
22,271	@	VeriFone Holdings, Inc.	777,035	0.2
31,031		Western Digital Corp.	2,824,131	0.9
			36,233,539	11.3

		Materials: 4.9%
38,224		Bemis Co., Inc.	1,770,153	0.6
47,940		Berry Plastics Group, Inc.	1,734,949	0.5
28,118		Chemtura Corp.	767,340	0.2
10,100		Compass Minerals International, Inc.	941,421	0.3
58,100		Graphic Packaging Holding Co.	844,774	0.3
13,641		Haynes International, Inc.	608,525	0.2
58,025	L	Horsehead Holding Corp.	734,596	0.2
13,635		Innophos Holdings, Inc.	768,469	0.2
14,778		KapStone Paper and Packaging Corp.	485,310	0.1
15,210	@	LSB Industries, Inc.	628,629	0.2
39,265		Mosaic Co.	1,808,546	0.6
35,600		Newmont Mining Corp.	772,876	0.2
37,828		Nucor Corp.	1,797,965	0.6
25,127		Sonoco Products Co.	1,142,273	0.4
43,914		Tronox Ltd. - CL A	892,772	0.3
			15,698,598	4.9

		Telecommunication Services: 1.0%
57,040		CenturyLink, Inc.	1,970,732	0.6
33,857		Rogers Communications, Inc.	1,133,423	0.4
			3,104,155	1.0

		Utilities: 7.0%
12,630		Allete, Inc.	666,359	0.2
9,762		Artesian Resources Corp.	208,809	0.1
37,135		Atmos Energy Corp.	2,053,565	0.6
11,276		Consolidated Edison, Inc.	687,836	0.2
43,120		Edison International	2,693,706	0.8
9,020		El Paso Electric Co.	348,533	0.1
81,047		Great Plains Energy, Inc.	2,162,334	0.7
72,195		Laclede Group, Inc.	3,697,828	1.2
27,749		NorthWestern Corp.	1,492,619	0.5
28,060		OGE Energy Corp.	886,977	0.3
24,839		Pacific Gas & Electric Co.	1,318,206	0.4
3,650		Portland General Electric Co.	135,378	0.0
6,375		South Jersey Industries, Inc.	346,035	0.1
73,805		Westar Energy, Inc.	2,860,682	0.9
78,012		Xcel Energy, Inc.	2,715,598	0.9
			22,274,465	7.0

	Total Common Stock
	(Cost $277,769,436)		307,896,946	96.3

EXCHANGE-TRADED FUNDS: 2.5%
4,500		iShares Russell 2000 Value Index Fund	464,445	0.2
94,362		iShares Russell Midcap Value Index Fund	7,101,684	2.2
3,199		iShares S&P SmallCap 600 Index Fund	377,578	0.1

	Total Exchange-Traded Funds
	(Cost $7,671,939)		7,943,707	2.5

PREFERRED STOCK: 0.1%
		Consumer Discretionary: 0.1%
11,700		Beazer Homes USA, Inc.	314,847	0.1

	Total Preferred Stock
	(Cost $343,473)		314,847	0.1

	Total Long-Term Investments
	(Cost $285,784,848)		316,155,500	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 1.2%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,020,000, due 02/15/16-03/01/48)	1,000,000	0.3

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
963,775	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $963,779, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $983,050, due 06/01/15-04/01/45)	$963,775	0.3
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/42)	1,000,000	0.3
1,000,000	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,020,000, due 08/18/15-10/20/64)	1,000,000	0.3
		3,963,775	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,613,398	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $4,613,398)	4,613,398	1.5

	Total Short-Term Investments
	(Cost $8,577,173)	8,577,173	2.7

	Total Investments in Securities (Cost $294,362,021)	$324,732,673	101.6
	Liabilities in Excess of Other Assets	(5,068,702)	(1.6)
	Net Assets	$319,663,971	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $296,480,177.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$37,440,212
Gross Unrealized Depreciation	(9,187,716)

Net Unrealized Appreciation	$28,252,496

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$31,512,535	$–	$–	$31,512,535
Consumer Staples	17,082,061	632,418	–	17,714,479
Energy	18,212,825	–	–	18,212,825
Financials	93,290,413	–	–	93,290,413
Health Care	27,481,422	–	–	27,481,422
Industrials	39,433,781	2,940,734	–	42,374,515
Information Technology	36,233,539	–	–	36,233,539
Materials	15,698,598	–	–	15,698,598
Telecommunication Services	3,104,155	–	–	3,104,155
Utilities	22,274,465	–	–	22,274,465
Total Common Stock	304,323,794	3,573,152	–	307,896,946
Exchange-Traded Funds	7,943,707	–	–	7,943,707
Preferred Stock	314,847	–	–	314,847
Short-Term Investments	4,613,398	3,963,775	–	8,577,173
Total Investments, at fair value	$317,195,746	$7,536,927	$–	$324,732,673
Other Financial Instruments+
Forward Foreign Currency Contracts	–	121,116	–	121,116
Total Assets	$317,195,746	$7,658,043	$–	$324,853,789

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	Japanese Yen	80,054,399	Sell	04/30/15	$672,404	$667,780	$4,624
JPMorgan Chase & Co.	Canadian Dollar	6,665,105	Sell	04/30/15	5,340,372	5,260,588	79,784
UBS AG	EU Euro	6,018	Sell	04/30/15	6,509	6,473	36
UBS AG	EU Euro	229,275	Sell	04/30/15	249,355	246,624	2,731
UBS AG	EU Euro	2,849,015	Sell	04/30/15	3,098,532	3,064,591	33,941
							$121,116

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$121,116
Total Asset Derivatives		$121,116

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Credit Suisse Group AG	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$4,624	$79,784	$36,708	$121,116
Total Assets	4,624	79,784	36,708	121,116

Total asset derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-

Liabilities:
Forward foreign currency contracts	$-	$-	$-	$-
Total Liabilities	-	-	-	-

Total liability derivative instruments subject to master netting agreements (1)	$-	$-	$-	$-

(1) At March 31, 2015, the Portfolio had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Portfolio did not have any amounts subject to offset.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.0%
		Consumer Discretionary: 28.1%
4,004,403	@	AO World PLC	$10,882,272	1.0
429,000		Bright Horizons Family Solutions, Inc.	21,994,830	2.1
92,500	@	BRP, Inc./CA	1,771,051	0.2
590,000		Choice Hotels International, Inc.	37,801,300	3.5
100,000		ClubCorp Holdings, Inc.	1,936,000	0.2
55,150	@	Container Store Group, Inc.	1,050,607	0.1
13,533	@	Diamond Resorts International, Inc.	452,408	0.1
525,000		Dick's Sporting Goods, Inc.	29,919,750	2.8
420,000		Interval Leisure Group, Inc.	11,008,200	1.0
245,000	@	LKQ Corp.	6,262,200	0.6
761,383	@	Manchester United PLC - Class A	12,113,604	1.1
160,000		Marriott Vacations Worldwide Corp.	12,968,000	1.2
163,000		Morningstar, Inc.	12,210,330	1.1
187,858	@	Nord Anglia Education, Inc.	4,268,134	0.4
66,700	@	Panera Bread Co.	10,671,667	1.0
400,380	@	Penn National Gaming, Inc.	6,269,951	0.6
593,691	@	Pinnacle Entertainment, Inc.	21,426,308	2.0
111,803	@	Shutterstock, Inc.	7,677,512	0.7
505,000		Under Armour, Inc.	40,778,750	3.8
475,000		Vail Resorts, Inc.	49,124,500	4.6
			300,587,374	28.1

		Consumer Staples: 8.6%
63,294		Boston Beer Co., Inc.	16,924,815	1.6
203,500		Church & Dwight Co., Inc.	17,382,970	1.6
81,788	@	Diplomat Pharmacy, Inc.	2,828,229	0.2
64,501	@	Smart & Final Stores, Inc.	1,135,218	0.1
350,000	@	TreeHouse Foods, Inc.	29,757,000	2.8
317,641	@	United Natural Foods, Inc.	24,471,063	2.3
			92,499,295	8.6

		Energy: 1.9%
35,000		Core Laboratories NV	3,657,150	0.3
55,510		Helmerich & Payne, Inc.	3,778,566	0.3
140,258		Targa Resources Corp.	13,435,314	1.3
			20,871,030	1.9

		Financials: 15.8%
17,700		Alexander's, Inc.	8,081,466	0.8
82,000		Alexandria Real Estate Equities, Inc.	8,039,280	0.7
115,000		American Assets Trust, Inc.	4,977,200	0.5
80,000		American Campus Communities, Inc.	3,429,600	0.3
195,000	@	Arch Capital Group Ltd.	12,012,000	1.1
272,255		Artisan Partners Asset Management, Inc.	12,376,712	1.2
347,500		Carlyle Group L.P.	9,417,250	0.9
425,000		Cohen & Steers, Inc.	17,403,750	1.6
478,000		Douglas Emmett, Inc.	14,249,180	1.3
297,229		Financial Engines, Inc.	12,433,089	1.2
504,411		Gaming and Leisure Properties, Inc.	18,597,634	1.7
175,000		LaSalle Hotel Properties	6,800,500	0.6
208,000		MSCI, Inc. - Class A	12,752,480	1.2
160,000		Oaktree Capital Group, LLC	8,265,600	0.8
390,000		Primerica, Inc.	19,851,000	1.9
			168,686,741	15.8

		Health Care: 9.1%
105,000		Bio-Techne Corp.	10,530,450	1.0
67,000	@	Brookdale Senior Living, Inc.	2,529,920	0.2
412,000	@	Community Health Systems, Inc.	21,539,360	2.0
39,000	@	Edwards Lifesciences Corp.	5,555,940	0.5
58,326	@	Foundation Medicine, Inc.	2,806,064	0.3
122,200	@	Idexx Laboratories, Inc.	18,877,456	1.8
73,000		Mettler Toledo International, Inc.	23,991,450	2.3
47,008	@	Neogen Corp.	2,196,684	0.2
146,956		West Pharmaceutical Services, Inc.	8,848,220	0.8
			96,875,544	9.1

		Industrials: 16.5%
335,000		Air Lease Corp.	12,642,900	1.2
180,712		Badger Daylighting Ltd	3,858,081	0.4
247,000		Colfax Corp.	11,789,310	1.1
335,000	@	Copart, Inc.	12,585,950	1.2
157,000	@	CoStar Group, Inc.	31,059,310	2.9
372,500	@	Generac Holdings, Inc.	18,137,025	1.7
315,000	@	Genesee & Wyoming, Inc.	30,378,600	2.8
60,000		Landstar System, Inc.	3,978,000	0.4
318,000		Middleby Corp.	32,642,700	3.0
105,000		MSC Industrial Direct Co.	7,581,000	0.7
100,000		Trex Co., Inc.	5,453,000	0.5
50,000		Valmont Industries, Inc.	6,144,000	0.6
			176,249,876	16.5

		Information Technology: 15.1%
239,000	@	Ansys, Inc.	21,077,410	2.0
298,399	@	Benefitfocus, Inc.	10,978,099	1.0
506,500		Booz Allen Hamilton Holding Corp.	14,658,110	1.4
104,000		Bottomline Technologies, Inc.	2,846,480	0.3
85,000		Factset Research Systems, Inc.	13,532,000	1.3
400,200	@	Gartner, Inc.	33,556,770	3.1
165,000		Guidewire Software, Inc.	8,680,650	0.8
400,000		MAXIMUS, Inc.	26,704,000	2.5

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
238,655	Pegasystems, Inc.	$5,190,747	0.5
385,000	SS&C Technologies Holdings, Inc.	23,985,500	2.2
		161,209,766	15.1

	Materials: 2.4%
425,000	Caesar Stone Sdot Yam Ltd.	25,801,750	2.4

	Telecommunication Services: 0.8%
921,311	@ Iridium Communications, Inc.	8,945,930	0.8

	Utilities: 1.7%
480,000	ITC Holdings Corp.	17,966,400	1.7

	Total Common Stock
	(Cost $485,979,755)	1,069,693,706	100.0

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
597,240	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $597,240)	597,240	0.1

	Total Short-Term Investments
	(Cost $597,240)	597,240	0.1

	Total Investments in Securities (Cost $486,576,995)	$1,070,290,946	100.1
	Liabilities in Excess of Other Assets	(616,660)	(0.1)
	Net Assets	$1,069,674,286	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $487,987,262.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$592,659,398
Gross Unrealized Depreciation	(10,355,714)

Net Unrealized Appreciation	$582,303,684

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$1,069,693,706	$–	$–	$1,069,693,706

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Short-Term Investments	$597,240	$–	$–	$597,240
Total Investments, at fair value	$1,070,290,946	$–	$–	$1,070,290,946

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 12.3%
67,077		ARAMARK Holdings Corp.	$2,121,645	0.6
91,125		CBS Corp. - Class B	5,524,909	1.6
173,947		Comcast Corp. – Class A	9,822,787	2.8
77,678		Delphi Automotive PLC	6,194,043	1.7
19,629		Hilton Worldwide Holdings, Inc.	581,411	0.2
58,900		Las Vegas Sands Corp.	3,241,856	0.9
62,774		Lowe's Cos, Inc.	4,669,758	1.3
19,095		McDonald's Corp.	1,860,617	0.5
84,297	@	Michaels Cos, Inc.	2,281,077	0.6
7,881	@	Mohawk Industries, Inc.	1,463,896	0.4
3,200	@	Priceline.com, Inc.	3,725,280	1.1
63,475		Twenty-First Century Fox, Inc. - Class A	2,147,994	0.6
			43,635,273	12.3

		Consumer Staples: 8.1%
99,746		CVS Caremark Corp.	10,294,785	2.9
31,295		Diageo PLC ADR	3,460,288	1.0
11,145		Nu Skin Enterprises, Inc.	671,041	0.2
55,328		PepsiCo, Inc.	5,290,463	1.5
54,810		Philip Morris International, Inc.	4,128,837	1.1
32,702		Procter & Gamble Co.	2,679,602	0.7
28,312		Walgreens Boots Alliance, Inc.	2,397,460	0.7
			28,922,476	8.1

		Energy: 6.7%
84,797		Canadian Natural Resources Ltd.	2,604,116	0.7
72,981		Chevron Corp.	7,661,545	2.2
22,037		ConocoPhillips	1,372,024	0.4
35,812		Halliburton Co.	1,571,431	0.4
46,425		Noble Energy, Inc.	2,270,182	0.6
33,985		Range Resources Corp.	1,768,579	0.5
32,925		Schlumberger Ltd.	2,747,262	0.8
75,515		Williams Cos., Inc.	3,820,304	1.1
			23,815,443	6.7

		Financials: 19.4%
66,415		American Express Co.	5,188,340	1.5
51,258		Aon PLC	4,926,919	1.4
469,438		Bank of America Corp.	7,224,651	2.0
44,567	@	Berkshire Hathaway, Inc. – Class B	6,431,909	1.8
23,089		Blackrock, Inc.	8,446,880	2.4
277,961		Citigroup, Inc.	14,320,551	4.0
26,669		Goldman Sachs Group, Inc.	5,012,972	1.4
180,108		JPMorgan Chase & Co.	10,910,942	3.1
36,075		Rayonier, Inc.	972,582	0.3
99,860		Wells Fargo & Co.	5,432,384	1.5
			68,868,130	19.4

		Health Care: 15.3%
133,180		Abbott Laboratories	6,170,229	1.7
12,175	@	Biogen, Inc.	5,140,772	1.5
43,240		Cardinal Health, Inc.	3,903,275	1.1
53,399		Celgene Corp.	6,155,837	1.7
33,963		Cigna Corp.	4,396,171	1.2
75,434		Johnson & Johnson	7,588,660	2.1
144,458		Medtronic PLC	11,266,279	3.2
21,246		Perrigo Co. PLC	3,517,275	1.0
48,824		St. Jude Medical, Inc.	3,193,090	0.9
26,549	@	Vertex Pharmaceuticals, Inc.	3,131,986	0.9
			54,463,574	15.3

		Industrials: 12.4%
20,393		Dun & Bradstreet Corp.	2,617,645	0.7
15,471		FedEx Corp.	2,559,677	0.7
39,499		Fortune Brands Home & Security, Inc.	1,875,413	0.5
268,620		General Electric Co.	6,664,462	1.9
87,897		Honeywell International, Inc.	9,168,536	2.6
15,865	@	IHS, Inc.	1,804,802	0.5
27,832		Kansas City Southern	2,841,091	0.8
117,610		Nielsen Holdings NV	5,241,878	1.5
8,325		Precision Castparts Corp.	1,748,250	0.5
92,467		Tyco International Plc	3,981,629	1.1
46,940		United Technologies Corp.	5,501,368	1.6
			44,004,751	12.4

		Information Technology: 20.1%
219,260		Activision Blizzard, Inc.	4,982,683	1.4
23,560	@	Alibaba Group Holding Ltd. ADR	1,961,134	0.6
127,091		Apple, Inc.	15,813,933	4.4
73,007		Broadcom Corp.	3,160,838	0.9
62,354	@	Electronic Arts, Inc.	3,667,351	1.0
129,519		EMC Corp.	3,310,506	0.9
7,553		Google, Inc. - Class A	4,189,649	1.2
15,971		Google, Inc. - Class C	8,752,108	2.5
36,188		Hewlett-Packard Co.	1,127,618	0.3
28,351		Intuit, Inc.	2,748,913	0.8
78,150		Mastercard, Inc.	6,751,378	1.9
190,955		Microsoft Corp.	7,763,276	2.2
67,003		Qualcomm, Inc.	4,645,988	1.3
26,148		Skyworks Solutions, Inc.	2,570,087	0.7
			71,445,462	20.1

		Materials: 2.4%
47,760		LyondellBasell Industries NV - Class A	4,193,328	1.2
37,855		Monsanto Co.	4,260,202	1.2
			8,453,530	2.4

		Telecommunication Services: 2.7%
200,657		Verizon Communications, Inc.	9,757,950	2.7

	Total Common Stock (Cost $304,785,869)		353,366,589	99.4

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	SINO Forest Corp. Escrow	$–	–

	Total Corporate Bonds/Notes (Cost $–)	–	–

	Total Investments in Securities (Cost $304,785,869)	$353,366,589	99.4
	Assets in Excess of Other Liabilities	2,029,698	0.6
	Net Assets	$355,396,287	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $305,082,312.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,443,927
Gross Unrealized Depreciation	(5,159,650)

Net Unrealized Appreciation	$48,284,277

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$353,366,589	$–	$–	$353,366,589
Corporate Bonds/Notes	–	–	–	–
Total Investments, at fair value	$353,366,589	$–	$–	$353,366,589

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 14.5%
103,000	@	American Axle & Manufacturing Holdings, Inc.	$2,660,490	1.1
128,000		American Eagle Outfitters	2,186,240	0.9
61,000		Bloomin Brands, Inc.	1,484,130	0.6
30,000		Childrens Place Retail Stores, Inc.	1,925,700	0.8
40,000		Dave & Buster's Entertainment, Inc.	1,218,400	0.5
38,000	@	Helen of Troy Ltd.	3,096,620	1.3
70,400		KB Home	1,099,648	0.4
53,961	@	Media General, Inc.	863,376	0.4
113,000	@	Nord Anglia Education, Inc.	2,567,360	1.1
117,000	@	Office Depot, Inc.	1,076,400	0.4
87,000	@	Penn National Gaming, Inc.	1,362,420	0.6
20,500	@	Red Robin Gourmet Burgers, Inc.	1,783,500	0.7
32,000		Ryland Group, Inc.	1,559,680	0.6
38,000		Sinclair Broadcast Group, Inc.	1,193,580	0.5
34,000	@	Skechers USA, Inc.	2,444,940	1.0
57,000		Sonic Automotive, Inc.	1,419,300	0.6
45,000		Sonic Corp.	1,426,500	0.6
40,000	@	Tenneco, Inc.	2,296,800	0.9
63,857	@	Tower International, Inc.	1,698,596	0.7
112,000	@	Travelcenters of America LLC	1,953,280	0.8
			35,316,960	14.5

		Consumer Staples: 1.4%
20,000		Nu Skin Enterprises, Inc.	1,204,200	0.5
13,211		SpartanNash Co.	416,939	0.2
21,500	@	TreeHouse Foods, Inc.	1,827,930	0.7
			3,449,069	1.4

		Energy: 5.4%
100,000		Aegean Marine Petroleum Network, Inc.	1,437,000	0.6
48,000		Delek US Holdings, Inc.	1,908,000	0.8
42,000	@	Gulfport Energy Corp.	1,928,220	0.8
73,000	@	Helix Energy Solutions Group, Inc.	1,092,080	0.4
77,000	@	Matador Resources Co.	1,687,840	0.7
108,000		Patterson-UTI Energy, Inc.	2,027,700	0.8
39,000	@	PDC Energy, Inc.	2,107,560	0.9
160,000		Teekay Tankers Ltd.	918,400	0.4
			13,106,800	5.4

		Financials: 34.5%
68,500		American Assets Trust, Inc.	2,964,680	1.2
87,000		American Equity Investment Life Holding Co.	2,534,310	1.0
59,000		Ameris Bancorp.	1,557,010	0.6
72,300		Amerisafe, Inc.	3,343,875	1.4
43,093		Amtrust Financial Services, Inc.	2,455,655	1.0
50,354		Argo Group International Holdings Ltd.	2,525,253	1.0
34,000		Bank of the Ozarks, Inc.	1,255,620	0.5
116,300		Brandywine Realty Trust	1,858,474	0.8
46,000		Chatham Lodging Trust	1,352,860	0.6
75,000		CNO Financial Group, Inc.	1,291,500	0.5
71,100		Community Bank System, Inc.	2,516,229	1.0
97,000		CubeSmart	2,342,550	1.0
53,000		Customers Bancorp, Inc.	1,291,080	0.5
120,000		EverBank Financial Corp.	2,163,600	0.9
54,000		First American Financial Corp.	1,926,720	0.8
69,000		First Industrial Realty Trust, Inc.	1,478,670	0.6
95,000		FirstMerit Corp.	1,810,700	0.8
49,000		Highwoods Properties, Inc.	2,243,220	0.9
75,500	@	Hilltop Holdings, Inc.	1,467,720	0.6
65,000		Independent Bank Corp.	2,851,550	1.2
36,800		Kilroy Realty Corp.	2,803,056	1.2
40,500		LaSalle Hotel Properties	1,573,830	0.7
91,000		Medley Capital Corp.	832,650	0.4
121,000	@	MGIC Investment Corp.	1,165,230	0.5
65,000	@	PHH Corp.	1,571,050	0.7
80,200		PrivateBancorp, Inc.	2,820,634	1.2
35,000		Prosperity Bancshares, Inc.	1,836,800	0.8
55,530		QTS Realty Trust, Inc.	2,021,847	0.8
120,600		Radian Group, Inc.	2,024,874	0.8
91,000		Renasant Corp.	2,734,550	1.1
49,720		RLJ Lodging Trust	1,556,733	0.6
83,000		Sandy Spring Bancorp, Inc.	2,177,090	0.9
205,000		Sterling Bancorp/DE	2,749,050	1.1
117,000		Symetra Financial Corp.	2,744,820	1.1
33,700		The Geo Group, Inc.	1,474,038	0.6
37,600		TriplePoint Venture Growth BDC Corp.	530,536	0.2
139,000		Umpqua Holdings Corp.	2,388,020	1.0
98,000		Union Bankshares Corp.	2,176,580	0.9
107,000	@	Western Alliance Bancorp.	3,171,480	1.3
203,800		Wilshire Bancorp., Inc.	2,031,886	0.8
47,000		Wintrust Financial Corp.	2,240,960	0.9
			83,856,990	34.5

		Health Care: 9.2%
96,000		Catalent, Inc.	2,990,400	1.2
85,000	@	Globus Medical Inc	2,145,400	0.9
101,370	@	Healthways, Inc.	1,996,989	0.8
100,000		Kindred Healthcare, Inc.	2,379,000	1.0
60,000	@	LHC Group, Inc.	1,981,800	0.8
34,500	@	LifePoint Hospitals, Inc.	2,534,025	1.0
75,400		MedAssets, Inc.	1,419,028	0.6

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
14,500	@	Parexel International Corp.	$1,000,355	0.4
95,000	@	PharMerica Corp.	2,678,050	1.1
60,000	@	VCA, Inc.	3,289,200	1.4
			22,414,247	9.2

		Industrials: 11.7%
21,000		Alaska Air Group, Inc.	1,389,780	0.6
44,500		Deluxe Corp.	3,082,960	1.3
44,000		EMCOR Group, Inc.	2,044,680	0.8
64,400		Heartland Express, Inc.	1,530,144	0.6
111,000	@	JetBlue Airways Corp.	2,136,750	0.9
106,132	@	Neff Corp.	1,118,631	0.5
62,500	@	On Assignment, Inc.	2,398,125	1.0
74,000		Steelcase, Inc.	1,401,560	0.6
82,000		Swift Transportation Co.	2,133,640	0.9
66,000		Trinity Industries, Inc.	2,343,660	1.0
64,500	@	TrueBlue, Inc.	1,570,575	0.6
75,000	@	Tutor Perini Corp.	1,751,250	0.7
35,000		United Stationers, Inc.	1,434,650	0.6
125,000	@	Wabash National Corp.	1,762,500	0.7
69,000		West Corp.	2,327,370	0.9
			28,426,275	11.7

		Information Technology: 9.8%
115,000	@	Endurance International Group Holdings, Inc.	2,191,900	0.9
112,000		Fairchild Semiconductor International, Inc.	2,036,160	0.8
68,400	@	II-VI, Inc.	1,262,664	0.5
94,000	@	Integrated Device Technology, Inc.	1,881,880	0.8
57,000		Integrated Silicon Solution, Inc.	1,019,730	0.4
139,600		IXYS Corp.	1,719,872	0.7
165,000	@	Kulicke & Soffa Industries, Inc.	2,578,950	1.1
105,500		Mentor Graphics Corp.	2,535,165	1.0
138,300		Micrel, Inc.	2,085,564	0.9
26,400	@	Rogers Corp.	2,170,344	0.9
77,000	@	SunEdison, Inc.	1,848,000	0.8
40,000		Super Micro Computer, Inc.	1,328,400	0.5
47,900	@	Unisys Corp.	1,111,759	0.5
			23,770,388	9.8

		Materials: 7.3%
178,000	@	AK Steel Holding Corp.	795,660	0.3
37,500		Axiall Corp.	1,760,250	0.7
47,000		Boise Cascade Co.	1,760,620	0.7
25,000		Carpenter Technology Corp.	972,000	0.4
31,000	@	Clearwater Paper Corp.	2,024,300	0.9
87,000	@	Constellium NV - Class A	1,767,840	0.7
57,000		KapStone Paper and Packaging Corp.	1,871,880	0.8
56,900		Materion Corp.	2,186,667	0.9
46,500		Neenah Paper, Inc.	2,908,110	1.2
90,393		Orion Engineered Carbons SA	1,627,074	0.7
			17,674,401	7.3

		Utilities: 5.0%
72,500		Avista Corp.	2,478,050	1.0
38,000		Dynegy, Inc.	1,194,340	0.5
82,000		New Jersey Resources Corp.	2,546,920	1.0
36,000		South Jersey Industries, Inc.	1,954,080	0.8
28,200		Southwest Gas Corp.	1,640,394	0.7
17,178		TerraForm Power, Inc.	627,169	0.3
33,000		UIL Holdings Corp.	1,696,860	0.7
			12,137,813	5.0

	Total Common Stock
	(Cost $191,169,704)		240,152,943	98.8

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
3,455,341		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
		(Cost $3,455,341)	3,455,341	1.4

	Total Short-Term Investments
	(Cost $3,455,341)		3,455,341	1.4

	Total Investments in Securities (Cost $194,625,045)		$243,608,284	100.2
	Liabilities in Excess of Other Assets		(475,652)	(0.2)
	Net Assets		$243,132,632	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.

Cost for federal income tax purposes is $194,989,465.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,802,073
Gross Unrealized Depreciation	(4,183,254)

Net Unrealized Appreciation	$48,618,819

PORTFOLIO OF INVESTMENTS
VY® Columbia Small Cap Value II Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$240,152,943	$–	$–	$240,152,943
Short-Term Investments	3,455,341	–	–	3,455,341
Total Investments, at fair value	$243,608,284	$–	$–	$243,608,284

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Contrafund® Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
8,575,564	Fidelity VIP Contrafund Portfolio	$295,599,692	99.9
	Total Investments in Master Fund
	(Cost $188,836,707)	$295,599,692	99.9
	Assets in Excess of Other Liabilities	280,968	0.1
	Net Assets	$295,880,660	100.0

Cost for federal income tax purposes is $234,441,457.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$61,158,235
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$61,158,235

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Master Fund	$295,599,692	$–	$–	$295,599,692
Total Investments, at fair value	$295,599,692	$–	$–	$295,599,692

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Equity-Income Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.9%
569,755	Fidelity VIP Equity-Income Portfolio	$12,403,559	99.9
	Total Investments in Master Fund
	(Cost $11,786,933)	$12,403,559	99.9
	Assets in Excess of Other Liabilities	7,051	0.1
	Net Assets	$12,410,610	100.0

Cost for federal income tax purposes is $13,347,621.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(944,062)

Net Unrealized Depreciation	$(944,062)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Master Fund	$12,403,559	$–	$–	$12,403,559
Total Investments, at fair value	$12,403,559	$–	$–	$12,403,559

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Mid Cap Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.8%
1,142,365	Fidelity VIP Mid Cap Portfolio	$39,034,602	99.8
	Total Investments in Master Fund
	(Cost $35,827,644)	$39,034,602	99.8
	Assets in Excess of Other Liabilities	68,777	0.2
	Net Assets	$39,103,379	100.0

Cost for federal income tax purposes is $38,241,254.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$793,348
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$793,348

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Master Fund	$39,034,602	$–	$–	$39,034,602
Total Investments, at fair value	$39,034,602	$–	$–	$39,034,602

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 17.6%
274,561		Carnival Corp.	$13,134,998	2.4
47,865		CBS Corp. - Class B	2,902,055	0.5
144,512		Comcast Corp. – Class A	8,160,593	1.5
26,894	@	Fossil Group, Inc.	2,217,410	0.4
287,235		General Motors Co.	10,771,312	2.0
210,772		Johnson Controls, Inc.	10,631,340	1.9
135,638		Kohl's Corp.	10,613,674	1.9
105,972		Newell Rubbermaid, Inc.	4,140,326	0.8
81,076		Target Corp.	6,653,907	1.2
48,852		Time Warner Cable, Inc.	7,321,938	1.3
44,966		Time Warner, Inc.	3,796,929	0.7
216,850		Twenty-First Century Fox, Inc. Class B	7,130,028	1.3
138,231		Viacom - Class B	9,441,177	1.7
			96,915,687	17.6

		Consumer Staples: 4.3%
260,835		ConAgra Foods, Inc.	9,528,303	1.7
29,650		CVS Caremark Corp.	3,060,176	0.6
112,969		Mondelez International, Inc.	4,077,051	0.7
82,564		Unilever NV ADR	3,447,873	0.6
45,050		Wal-Mart Stores, Inc.	3,705,362	0.7
			23,818,765	4.3

		Energy: 15.7%
262,310		BP PLC ADR	10,258,944	1.9
59,037		Chevron Corp.	6,197,704	1.1
108,251		Devon Energy Corp.	6,528,618	1.2
128,398		Halliburton Co.	5,634,104	1.0
50,353		Hess Corp.	3,417,458	0.6
136,278		Murphy Oil Corp.	6,350,555	1.1
225,466		Noble Corp. PLC	3,219,654	0.6
68,637		Occidental Petroleum Corp.	5,010,501	0.9
240,150		QEP Resources, Inc.	5,007,128	0.9
192,305		Royal Dutch Shell PLC - Class A ADR	11,470,993	2.1
427,439		Suncor Energy, Inc.	12,502,591	2.3
885,319	@	Weatherford International PLC	10,889,424	2.0
			86,487,674	15.7

		Financials: 25.2%
87,888		Aflac, Inc.	5,625,711	1.0
101,128		Allstate Corp.	7,197,280	1.3
701,623		Bank of America Corp.	10,797,978	2.0
208,991		Bank of New York Mellon Corp.	8,409,798	1.5
488,218		Citigroup, Inc.	25,152,991	4.6
129,570		Citizens Financial Group, Inc.	3,126,524	0.6
316,562		Fifth Third Bancorp	5,967,194	1.1
29,279		Goldman Sachs Group, Inc.	5,503,573	1.0
301,460		JPMorgan Chase & Co.	18,262,447	3.3
156,883		Metlife, Inc.	7,930,436	1.4
259,192		Morgan Stanley	9,250,562	1.7
98,009		PNC Financial Services Group, Inc.	9,138,359	1.6
127,993		State Street Corp.	9,411,325	1.7
51,107		US Bancorp	2,231,843	0.4
202,557		Wells Fargo & Co.	11,019,101	2.0
			139,025,122	25.2

		Health Care: 12.8%
75,462		AbbVie, Inc.	4,417,545	0.8
47,883		Anthem, Inc.	7,393,614	1.3
66,110		Bristol-Myers Squibb Co.	4,264,095	0.8
53,128	@	Express Scripts Holding Co.	4,609,917	0.8
49,883		GlaxoSmithKline PLC ADR	2,302,100	0.4
52,919		Medtronic PLC	4,127,153	0.7
196,473		Merck & Co., Inc.	11,293,268	2.1
100,893		Novartis AG	9,958,188	1.8
280,768		Pfizer, Inc.	9,767,919	1.8
137,605		Roche Holding AG ADR	4,730,860	0.9
156,661		Sanofi-Aventis SA ADR	7,745,320	1.4
			70,609,979	12.8

		Industrials: 7.2%
98,382		Emerson Electric Co.	5,570,389	1.0
572,769		General Electric Co.	14,210,399	2.6
43,559		Honeywell International, Inc.	4,543,639	0.8
105,293		Ingersoll-Rand PLC - Class A	7,168,348	1.3
178,579		Textron, Inc.	7,916,407	1.5
			39,409,182	7.2

		Information Technology: 12.4%
32,136	@	Autodesk, Inc.	1,884,455	0.4
405,960		Cisco Systems, Inc.	11,174,049	2.0
99,318	@	Citrix Systems, Inc.	6,343,441	1.2
184,474		Corning, Inc.	4,183,870	0.8
174,412	@	eBay, Inc.	10,060,084	1.8
237,243		Hewlett-Packard Co.	7,392,492	1.3
173,874		Intel Corp.	5,437,040	1.0
165,610		Microsoft Corp.	6,732,875	1.2
109,768		NetApp, Inc.	3,892,373	0.7
345,854		Symantec Corp.	8,080,879	1.5
66,939	@	Yahoo!, Inc.	2,974,434	0.5
			68,155,992	12.4

		Materials: 1.7%
298,446		Alcoa, Inc.	3,855,922	0.7
100,207		International Paper Co.	5,560,487	1.0
			9,416,409	1.7

		Telecommunication Services: 0.3%
226,472		Frontier Communications Corp.	1,596,628	0.3

		Utilities: 0.9%
74,560		FirstEnergy Corp.	2,614,074	0.5

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
41,584	Pacific Gas & Electric Co.	$2,206,863	0.4
		4,820,937	0.9

	Total Common Stock
	(Cost $425,049,140)	540,256,375	98.1

SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
11,607,643	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $11,607,643)	11,607,643	2.1

	Total Short-Term Investments
	(Cost $11,607,643)	11,607,643	2.1

	Total Investments in Securities (Cost $436,656,783)	$551,864,018	100.2
	Liabilities in Excess of Other Assets	(944,147)	(0.2)
	Net Assets	$550,919,871	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $451,846,286.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$126,917,544
Gross Unrealized Depreciation	(26,899,812)

Net Unrealized Appreciation	$100,017,732

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$96,915,687	$–	$–	$96,915,687
Consumer Staples	23,818,765	–	–	23,818,765
Energy	86,487,674	–	–	86,487,674
Financials	139,025,122	–	–	139,025,122
Health Care	60,651,791	9,958,188	–	70,609,979
Industrials	39,409,182	–	–	39,409,182
Information Technology	68,155,992	–	–	68,155,992
Materials	9,416,409	–	–	9,416,409
Telecommunication Services	1,596,628	–	–	1,596,628
Utilities	4,820,937	–	–	4,820,937
Total Common Stock	530,298,187	9,958,188	–	540,256,375
Short-Term Investments	11,607,643	–	–	11,607,643
Total Investments, at fair value	$541,905,830	$9,958,188	$–	$551,864,018

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Other Financial Instruments+
Forward Foreign Currency Contracts	–	101,797	–	101,797
Total Assets	$541,905,830	$10,059,985	$–	$551,965,815
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(890,677)	$–	$(890,677)
Total Liabilities	$–	$(890,677)	$–	$(890,677)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	344,259	Buy	04/13/15	$513,161	$510,632	$(2,529)
CIBC World Markets	Canadian Dollar	949,087	Buy	04/13/15	748,515	749,246	731
Goldman Sachs & Co.	EU Euro	1,587,089	Buy	04/13/15	1,685,965	1,706,774	20,809
							$19,011

Barclays Bank PLC	EU Euro	4,126,757	Sell	04/13/15	$4,366,340	$4,437,960	$(71,620)
Barclays Bank PLC	Canadian Dollar	3,495,439	Sell	04/13/15	2,737,216	2,759,436	(22,220)
Barclays Bank PLC	Swiss Franc	2,921,098	Sell	04/13/15	2,900,447	3,007,249	(106,802)
Barclays Bank PLC	British Pound	1,831,206	Sell	04/13/15	2,736,353	2,716,192	20,161
CIBC World Markets	Canadian Dollar	3,495,332	Sell	04/13/15	2,737,143	2,759,351	(22,208)
CIBC World Markets	Swiss Franc	2,921,184	Sell	04/13/15	2,901,742	3,007,337	(105,595)
CIBC World Markets	British Pound	1,831,206	Sell	04/13/15	2,736,188	2,716,192	19,996
CIBC World Markets	EU Euro	4,126,819	Sell	04/13/15	4,366,195	4,438,027	(71,832)
Deutsche Bank AG	Swiss Franc	396,303	Sell	04/13/15	395,528	407,991	(12,463)
Deutsche Bank AG	British Pound	1,831,206	Sell	04/13/15	2,736,499	2,716,192	20,307
Deutsche Bank AG	Canadian Dollar	3,495,439	Sell	04/13/15	2,737,399	2,759,436	(22,037)
Deutsche Bank AG	EU Euro	4,126,757	Sell	04/13/15	4,364,665	4,437,961	(73,296)
Deutsche Bank AG	Swiss Franc	2,921,097	Sell	04/13/15	2,902,088	3,007,247	(105,159)
Goldman Sachs & Co.	Swiss Franc	2,921,097	Sell	04/13/15	2,901,584	3,007,248	(105,664)
Goldman Sachs & Co.	EU Euro	4,126,757	Sell	04/13/15	4,364,343	4,437,961	(73,618)
Goldman Sachs & Co.	British Pound	1,831,206	Sell	04/13/15	2,735,985	2,716,192	19,793
Goldman Sachs & Co.	Canadian Dollar	3,495,439	Sell	04/13/15	2,736,974	2,759,436	(22,462)
The Royal Bank of Canada	EU Euro	4,126,757	Sell	04/13/15	4,364,788	4,437,960	(73,172)
							$(807,891)

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	$101,797
Total Asset Derivatives		$101,797

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$890,677
Total Liability Derivatives		$890,677

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Barclays Bank PLC	CIBC World Markets	Deutsche Bank AG	Goldman Sachs & Co.	Royal Bank of Canada	Totals
Assets:
Forward foreign currency contracts	$20,161	$20,727	$20,307	$40,602	$-	$101,797
Total Assets	$20,161	$20,727	$20,307	$40,602	$-	$101,797

Liabilities:
Forward foreign currency contracts	$203,171	$199,635	$212,955	$201,744	$73,172	$890,677
Total Liabilities	$203,171	$199,635	$212,955	$201,744	$73,172	$890,677

Net OTC derivative instruments by counterparty, at fair value	$(183,010)	$(178,908)	$(192,648)	$(161,142)	$(73,172)	$(788,880)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(183,010)	$(178,908)	$(192,648)	$(161,142)	$(73,172)	$(788,880)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 64.4%
		Consumer Discretionary: 6.8%
504,401		Carnival Corp.	$24,130,544	1.2
63,365		CBS Corp. - Class B	3,841,820	0.2
411,065		Comcast Corp. – Class A	23,212,841	1.1
473,731		General Motors Co.	17,764,912	0.8
333,472		Target Corp.	27,368,047	1.3
285,120	L	Thomson Reuters Corp.	11,559,679	0.5
97,304		Time Warner Cable, Inc.	14,583,924	0.7
116,582		Time Warner, Inc.	9,844,184	0.5
138,955		Viacom - Class B	9,490,626	0.5
			141,796,577	6.8

		Consumer Staples: 4.7%
327,092		Archer-Daniels-Midland Co.	15,504,161	0.7
459,805		Mondelez International, Inc.	16,594,363	0.8
191,786		Philip Morris International, Inc.	14,447,239	0.7
198,379		Procter & Gamble Co.	16,255,175	0.8
282,874		Unilever NV ADR	11,812,818	0.6
276,721		Wal-Mart Stores, Inc.	22,760,302	1.1
			97,374,058	4.7

		Energy: 6.6%
139,531		Anadarko Petroleum Corp.	11,554,562	0.6
255,749		Apache Corp.	15,429,337	0.7
285,227		Baker Hughes, Inc.	18,134,733	0.9
411,231	L	Canadian Natural Resources Ltd.	12,604,309	0.6
290,168		Ensco PLC	6,113,840	0.3
154,536		ExxonMobil Corp.	13,135,560	0.6
159,890		Occidental Petroleum Corp.	11,671,970	0.6
1,065,067		Royal Dutch Shell PLC - Class A	31,671,855	1.5
336,375		Total S.A.	16,720,130	0.8
			137,036,296	6.6

		Financials: 19.0%
152,667		Aon PLC	14,674,352	0.7
1,936,750		Bank of America Corp.	29,806,583	1.4
315,651		BB&T Corp.	12,307,233	0.6
551,392		Charles Schwab Corp.	16,784,372	0.8
1,199,304		Citigroup, Inc.	61,788,142	3.0
657,190		Citizens Financial Group, Inc.	15,857,995	0.8
100,933		CME Group, Inc.	9,559,364	0.5
299,978		Comerica, Inc.	13,538,007	0.7
657,872		Fifth Third Bancorp	12,400,887	0.6
581,227		First Horizon National Corp.	8,305,734	0.4
81,113		Goldman Sachs Group, Inc.	15,246,811	0.7
1,005,427		JPMorgan Chase & Co.	60,908,768	2.9
269,169		Marsh & McLennan Cos., Inc.	15,097,689	0.7
939,961		Morgan Stanley	33,547,208	1.6
213,333		Northern Trust Corp.	14,858,643	0.7
277,019		PNC Financial Services Group, Inc.	25,829,252	1.2
279,916		State Street Corp.	20,582,223	1.0
94,651	@,L	Synchrony Financial	2,872,658	0.1
275,368		Willis Group Holdings PLC	13,267,230	0.6
			397,233,151	19.0

		Health Care: 9.6%
114,134		Amgen, Inc.	18,244,320	0.9
102,100		Anthem, Inc.	15,765,261	0.8
105,253		Baxter International, Inc.	7,209,830	0.3
282,046		Eli Lilly & Co.	20,490,642	1.0
131,276	@	Express Scripts Holding Co.	11,390,818	0.5
244,409		Medtronic PLC	19,061,458	0.9
373,624		Merck & Co., Inc.	21,475,908	1.0
10,736		Novartis AG ADR	1,058,677	0.1
216,669		Novartis AG	21,385,336	1.0
346,497		Pfizer, Inc.	12,054,631	0.6
153,895		Sanofi	15,198,464	0.8
317,780		Teva Pharmaceutical Industries Ltd. ADR	19,797,694	0.9
146,160		UnitedHealth Group, Inc.	17,289,266	0.8
			200,422,305	9.6

		Industrials: 5.6%
123,738		Caterpillar, Inc.	9,902,752	0.5
458,017		CSX Corp.	15,169,523	0.7
142,737		General Dynamics Corp.	19,373,693	0.9
1,621,003		General Electric Co.	40,217,084	1.9
262,207		Ingersoll-Rand PLC - Class A	17,851,053	0.9
357,977		Tyco International Plc	15,414,490	0.7
			117,928,595	5.6

		Information Technology: 9.2%
167,218	@	Adobe Systems, Inc.	12,364,099	0.6
321,315		Amdocs Ltd.	17,479,536	0.8
804,982		Applied Materials, Inc.	18,160,394	0.9
326,631		Broadcom Corp.	14,141,489	0.7
705,076		Cisco Systems, Inc.	19,407,217	0.9
195,214	@	Citrix Systems, Inc.	12,468,318	0.6
664,724		Corning, Inc.	15,075,940	0.7
401,373	@	eBay, Inc.	23,151,195	1.1
527,123		Intel Corp.	16,483,136	0.8
370,219		Microsoft Corp.	15,051,253	0.7
302,789		NetApp, Inc.	10,736,898	0.5
768,561		Symantec Corp.	17,957,428	0.9
			192,476,903	9.2

		Materials: 0.3%
151,261		Dow Chemical Co.	7,257,503	0.3

		Telecommunication Services: 1.8%
225,322		Orange SA	3,618,558	0.2
1,007,968		Koninklijke KPN NV	3,416,648	0.2
2,105,051	@	Telecom Italia S.p.A.	2,464,799	0.1
180,872		Telefonica S.A.	2,573,709	0.1
232,533		Verizon Communications, Inc.	11,308,080	0.6

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
403,949		Vodafone Group PLC ADR	$13,201,053	0.6
			36,582,847	1.8

		Utilities: 0.8%
234,416		FirstEnergy Corp.	8,218,625	0.4
170,450		Pacific Gas & Electric Co.	9,045,782	0.4
			17,264,407	0.8

	Total Common Stock
	(Cost $1,252,336,889)		1,345,372,642	64.4

PREFERRED STOCK: 1.0%
		Energy: 0.4%
140,612	P	El Paso Energy Capital Trust I	8,436,720	0.4

		Financials: 0.6%
68,900		AMG Capital Trust II	4,215,819	0.2
56,155		Keycorp	7,356,305	0.4
20,000	P	State Street Corp.	545,800	0.0
4,000	P	Wells Fargo & Co.	106,080	0.0
			12,224,004	0.6

	Total Preferred Stock
	(Cost $16,995,140)		20,660,724	1.0

RIGHTS: 0.0%
		Telecommunication Services: 0.0%
180,872	@	Telefonica SA	29,172	0.0

	Total Rights
	(Cost $–)		29,172	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.3%
		Basic Materials: 0.4%
570,000		ArcelorMittal, 4.500%, 08/05/15	574,987	0.0
80,000		ArcelorMittal, 7.500%, 03/01/41	83,600	0.0
460,000		ArcelorMittal, 10.600%, 06/01/19	564,362	0.0
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,340,554	0.1
195,000		International Paper Co., 6.000%, 11/15/41	232,305	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	319,623	0.0
215,000		Monsanto Co., 3.375%, 07/15/24	223,939	0.0
285,000		Monsanto Co., 3.600%, 07/15/42	271,049	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	1,062,561	0.1
465,000		Newmont Mining Corp., 3.500%, 03/15/22	452,004	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	201,155	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	425,192	0.0
4,000		Southern Copper Corp., 5.250%, 11/08/42	3,590	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	112,990	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	864,720	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	615,943	0.1
420,000	L	Vale Overseas Ltd., 5.625%, 09/15/19	448,300	0.0
250,000		Vale SA, 5.625%, 09/11/42	217,983	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.050%, 10/23/15	321,388	0.0
320,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	324,820	0.0
			8,661,065	0.4

		Communications: 2.0%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	228,969	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	457,211	0.0
101,000		AT&T, Inc., 5.350%, 09/01/40	110,630	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	320,196	0.0
4,000		AT&T, Inc., 8.000%, 11/15/31	5,821	0.0
365,000		British Telecommunications PLC, 1.250%, 02/14/17	365,319	0.0
2,421,000		Ciena Corp., 4.000%, 12/15/20	3,088,288	0.2
3,469,000		Comcast Corp., 5.700%, 05/15/18	3,916,681	0.2
135,000		Comcast Corp., 6.450%, 03/15/37	183,427	0.0
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	346,741	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,724,075	0.1
345,000	#	Crown Castle Towers, LLC, 3.214%, 08/15/35	347,549	0.0
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	497,521	0.0
2,960,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,109,788	0.2
350,000		Grupo Televisa SAB, 5.000%, 05/13/45	366,108	0.0
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	287,414	0.0
4,912,000	L	JDS Uniphase Corp., 0.625%, 08/15/33	5,105,410	0.3
2,419,000		Liberty Interactive LLC, 0.750%, 03/30/43	3,388,112	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	9,588,872	0.5

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	$143,624	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	275,688	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	427,430	0.0
370,000		Telefonica Emisones SAU, 7.045%, 06/20/36	512,738	0.0
2,345,000		Time Warner Cable, Inc., 5.000%, 02/01/20	2,619,750	0.1
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	534,180	0.0
160,000		Time Warner, Inc., 5.875%, 11/15/16	172,322	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	546,820	0.0
1,548,000	#	Verizon Communications, Inc., 4.522%, 09/15/48	1,542,489	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	486,741	0.0
745,000		Verizon Communications, Inc., 5.150%, 09/15/23	854,725	0.1
280,000		Verizon Communications, Inc., 6.400%, 02/15/38	350,221	0.0
95,000		Verizon Communications, Inc., 6.400%, 09/15/33	118,790	0.0
559,000		Viacom, Inc., 4.850%, 12/15/34	579,356	0.0
			42,603,006	2.0

		Consumer, Cyclical: 0.8%
450,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	483,388	0.0
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	438,355	0.0
755,000		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	781,425	0.1
315,000		Cintas Corp. No 2, 2.850%, 06/01/16	322,406	0.0
235,789		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	252,884	0.0
370,469		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	392,697	0.0
650,255		CVS Pass-Through Trust, 6.036%, 12/10/28	770,533	0.0
620,000		CVS Caremark Corp., 3.375%, 08/12/24	644,200	0.0
160,809		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	176,890	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	579,206	0.0
800,000		Ford Motor Co., 4.750%, 01/15/43	878,288	0.1
540,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	546,395	0.0
2,835,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	2,841,339	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	618,062	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,452,531	0.1
594,000		Ross Stores, Inc., 3.375%, 09/15/24	609,657	0.0
645,000		Target Corp., 2.900%, 01/15/22	664,869	0.0
885,000		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	922,612	0.1
1,592,682	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,676,298	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,031,005	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	781,557	0.1
375,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	396,909	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	70,092	0.0
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	137,743	0.0
			17,469,341	0.8

		Consumer, Non-cyclical: 4.0%
1,250,000		AbbVie, Inc., 1.200%, 11/06/15	1,251,992	0.1
1,455,000		Actavis Funding SCS, 1.850%, 03/01/17	1,465,963	0.1
781,000		Actavis Funding SCS, 4.550%, 03/15/35	816,772	0.0
985,000		Actavis Funding SCS, 4.850%, 06/15/44	1,050,490	0.1
610,000		Aetna, Inc., 3.950%, 09/01/20	665,221	0.0
700,000		Altria Group, Inc., 4.125%, 09/11/15	710,620	0.0
980,000		AmerisourceBergen Corp., 3.400%, 05/15/24	1,007,665	0.1
255,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	255,341	0.0
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	375,318	0.0
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	1,015,851	0.1
507,000		Becton Dickinson and Co., 2.675%, 12/15/19	519,341	0.0
3,611,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	5,486,463	0.3
4,224,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	5,881,920	0.3

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
240,000		Brown-Forman Corp., 2.250%, 01/15/23	$230,761	0.0
4,000,000		Bunge Ltd Finance Corp., 5.100%, 07/15/15	4,046,964	0.2
715,000		CareFusion Corp., 3.875%, 05/15/24	754,562	0.0
435,000		CareFusion Corp., 4.875%, 05/15/44	484,178	0.0
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,543,474	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	351,252	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	306,743	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	508,489	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	970,919	0.1
980,000		Express Scripts Holding Co., 2.250%, 06/15/19	985,394	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	276,621	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	418,502	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,413,255	0.1
430,000		Gilead Sciences, Inc., 2.050%, 04/01/19	435,927	0.0
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	109,030	0.0
785,000	#	Grupo Bimbo SAB de CV, 3.875%, 06/27/24	811,407	0.0
4,573,000		HealthSouth Corp., 2.000%, 12/01/43	5,659,088	0.3
2,410,000	#,L	Jazz Investments I Ltd., 1.875%, 08/15/21	2,816,688	0.1
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	976,318	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	437,192	0.0
1,768,000	#	Live Nation Entertainment, Inc., 2.500%, 05/15/19	1,859,715	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	738,877	0.0
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	211,813	0.0
1,733,000	#	Medtronic, Inc., 3.150%, 03/15/22	1,801,166	0.1
615,000	#	Medtronic, Inc., 4.375%, 03/15/35	672,935	0.0
390,000		Medtronic, Inc., 4.000%, 04/01/43	405,089	0.0
555,000		Merck & Co., Inc., 3.700%, 02/10/45	559,190	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	684,337	0.0
639,000		Moodys Corp., 4.875%, 02/15/24	712,915	0.0
2,201,000		NuVasive, Inc., 2.750%, 07/01/17	2,759,504	0.1
2,627,000		Omnicare, Inc., 3.250%, 12/15/35	3,088,367	0.2
2,928,000		Omnicare, Inc., 3.500%, 02/15/44	3,577,650	0.2
780,000		PepsiCo, Inc., 3.600%, 03/01/24	832,967	0.1
275,000		Perrigo Co. PLC, 2.300%, 11/08/18	277,781	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	291,520	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	936,594	0.1
825,000		Tupperware Brands Corp., 4.750%, 06/01/21	893,500	0.1
354,000		Tyson Foods, Inc., 4.875%, 08/15/34	400,395	0.0
365,000		Tyson Foods, Inc., 5.150%, 08/15/44	426,555	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	178,873	0.0
2,690,000		WellPoint, Inc., 1.250%, 09/10/15	2,696,701	0.1
7,317,000		WellPoint, Inc., 2.750%, 10/15/42	15,150,763	0.7
79,000		Zoetis, Inc., 4.700%, 02/01/43	82,708	0.0
			83,279,636	4.0

		Energy: 1.4%
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,295,758	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	364,669	0.0
2,947,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	2,145,784	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,627,480	0.1
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,462,533	0.1
715,000		Devon Energy Corp., 2.250%, 12/15/18	722,082	0.1
291,000		Devon Energy Corp., 3.250%, 05/15/22	294,413	0.0
460,000	#	Enable Midstream Partners L.P., 2.400%, 05/15/19	451,202	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/35	570,510	0.0
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	197,727	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	347,065	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	623,888	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,943,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	$1,941,786	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	254,388	0.0
868,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	899,505	0.1
3,475,000		Marathon Oil Corp., 0.900%, 11/01/15	3,476,178	0.2
570,000		Noble Energy, Inc., 5.250%, 11/15/43	597,996	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	128,040	0.0
3,565,000	L	Peabody Energy Corp., 4.750%, 12/15/66	1,276,716	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	304,008	0.0
577,000		Rowan Cos, Inc., 5.400%, 12/01/42	474,836	0.0
28,000		Rowan Cos, Inc., 5.850%, 01/15/44	24,208	0.0
318,000		Southwestern Energy Co., 4.100%, 03/15/22	313,373	0.0
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	201,359	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	874,540	0.1
4,224,000		Stone Energy Corp., 1.750%, 03/01/17	3,828,000	0.2
544,000		Suncor Energy, Inc., 3.600%, 12/01/24	556,910	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	283,597	0.0
1,411,000		Williams Partners L.P., 5.100%, 09/15/45	1,365,871	0.1
125,000		Williams Partners L.P., 5.400%, 03/04/44	125,860	0.0
			28,030,282	1.4

		Financial: 4.3%
300,000		Aegon NV, 4.625%, 12/01/15	307,686	0.0
395,000		American International Group, Inc., 2.300%, 07/16/19	401,265	0.0
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,930,775	0.1
543,000		American Express Co., 3.625%, 12/05/24	558,768	0.0
2,815,000		American Express Credit Corp., 2.750%, 09/15/15	2,842,624	0.2
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,535,561	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,154,492	0.1
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	453,108	0.0
500,000	#	Banco Inbursa SA Institucion de Banca Multiple, 4.125%, 06/06/24	493,750	0.0
445,000		Bank of America Corp., 1.250%, 01/11/16	445,939	0.0
500,000		Bank of America Corp., 5.650%, 05/01/18	554,944	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	440,327	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	622,930	0.0
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	753,094	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	299,481	0.0
860,000		BNP Paribas SA, 4.250%, 10/15/24	886,913	0.1
1,205,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	1,212,182	0.1
515,000		Charles Schwab Corp., 4.450%, 07/22/20	577,476	0.0
365,000		Citigroup, Inc., 3.500%, 05/15/23	364,372	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	1,983,824	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	293,422	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	749,563	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	376,328	0.0
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	540,103	0.0
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	340,850	0.0
1,540,000	#	Farmers Exchange Capital III, 5.454%, 10/15/54	1,529,218	0.1
600,000		General Electric Capital Corp., 5.250%, 06/29/49	619,500	0.0
700,000		General Electric Capital Corp., 6.000%, 08/07/19	818,521	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,618,208	0.3
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,537,851	0.2
350,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	357,777	0.0
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	404,041	0.0
720,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	809,669	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	453,925	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	521,341	0.0
840,000		HCP, Inc., 3.875%, 08/15/24	855,243	0.1

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
320,000		HCP, Inc., 4.200%, 03/01/24	$335,279	0.0
500,000		HSBC Finance Corp., 5.500%, 01/19/16	517,826	0.0
4,851,000		Jefferies Group, Inc., 3.875%, 11/01/29	4,920,733	0.2
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	656,654	0.0
1,825,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,884,312	0.1
315,000		JPMorgan Chase & Co., 6.750%, 12/29/49	343,350	0.0
1,370,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	1,420,846	0.1
1,830,000		Lazard Group LLC, 3.750%, 02/13/25	1,808,490	0.1
2,000,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,177,762	0.1
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	381,522	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	543,293	0.0
285,000		Markel Corp., 5.000%, 03/30/43	315,174	0.0
275,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/23	295,939	0.0
1,076,000		MGIC Investment Corp., 2.000%, 04/01/20	1,585,083	0.1
2,779,000	L	MGIC Investment Corp., 5.000%, 05/01/17	3,091,638	0.2
3,020,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	3,248,828	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/19	2,999,023	0.2
790,000		Morgan Stanley, 3.450%, 11/02/15	802,311	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	681,878	0.0
560,000		Morgan Stanley, 6.375%, 07/24/42	749,726	0.1
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	169,712	0.0
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,656,219	0.1
1,293,000		Old Republic International Corp., 3.750%, 03/15/18	1,532,205	0.1
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	417,316	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	411,820	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	325,745	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	310,221	0.0
648,000		Radian Group, Inc., 2.250%, 03/01/19	1,042,065	0.1
1,607,000		Radian Group, Inc., 3.000%, 11/15/17	2,467,749	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	126,234	0.0
5,000,000		Regions Financial Corp., 5.750%, 06/15/15	5,044,595	0.3
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	574,539	0.0
2,350,000		Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	2,368,593	0.1
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	466,965	0.0
805,000	#	Societe Generale SA, 5.000%, 01/17/24	844,343	0.1
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	315,856	0.0
440,000	#	Standard Chartered PLC, 5.700%, 03/26/44	493,070	0.0
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	518,989	0.0
110,000		UBS AG, 5.750%, 04/25/18	123,113	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	500,911	0.0
320,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	323,836	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	182,510	0.0
140,000		Wells Fargo & Co., 1.500%, 01/16/18	140,745	0.0
470,000		Wells Fargo & Co., 4.100%, 06/03/26	495,882	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	2,141,780	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	381,096	0.0
			88,780,847	4.3

		Industrial: 0.8%
425,000	#	BAA Funding Ltd., 2.500%, 06/25/17	426,448	0.0
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,563,549	0.1
330,000		CSX Corp., 5.500%, 04/15/41	412,536	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,020,499	0.1
570,000		Eaton Corp., 0.950%, 11/02/15	570,163	0.0
295,000		FedEx Corp., 4.900%, 01/15/34	333,252	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	706,328	0.0
455,000		L-3 Communications Corp., 3.950%, 05/28/24	467,863	0.0
304,000		Northrop Grumman Corp., 3.850%, 04/15/45	300,612	0.0

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
703,000		Packaging Corp. of America, 4.500%, 11/01/23	$758,414	0.1
510,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 2.500%, 03/15/16	517,467	0.0
545,000		Pentair Finance SA, 5.000%, 05/15/21	603,469	0.0
285,000		Precision Castparts Corp., 2.500%, 01/15/23	281,332	0.0
260,000		Union Pacific Corp., 3.250%, 01/15/25	272,625	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	170,045	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	790,194	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/44	447,644	0.0
3,599,000		UTi Worldwide, Inc., 4.500%, 03/01/19	4,053,374	0.2
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	537,339	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	2,170,390	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	773,441	0.1
			17,176,984	0.8

		Technology: 2.5%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,132,154	0.1
7,292,000	#,L	Citrix Systems, Inc., 0.500%, 04/15/19	7,683,945	0.4
340,000		Computer Sciences Corp., 4.450%, 09/15/22	354,667	0.0
5,367,000		Lam Research Corp., 1.250%, 05/15/18	7,081,086	0.3
960,000		Lam Research Corp., 3.800%, 03/15/25	967,438	0.0
2,788,000	#	Microchip Technology, Inc., 1.625%, 02/15/25	2,908,233	0.1
4,933,000		Micron Technology, Inc., 3.000%, 11/15/43	5,478,713	0.3
649,000		Microsoft Corp., 3.500%, 02/12/35	648,737	0.0
3,387,000		NetSuite, Inc., 0.250%, 06/01/18	3,535,181	0.2
6,651,000		NVIDIA Corp., 1.000%, 12/01/18	7,873,121	0.4
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,092,734	0.1
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	346,774	0.0
8,937,000		SanDisk Corp., 0.500%, 10/15/20	9,015,199	0.4
540,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	560,254	0.0
1,146,000	#	Seagate HDD Cayman, 5.750%, 12/01/34	1,228,629	0.1
1,141,000		Xerox Corp., 4.800%, 03/01/35	1,122,617	0.1
			51,029,482	2.5

		Utilities: 0.1%
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	357,207	0.0
500,000		NextEra Energy Capital Holdings, Inc., 2.600%, 09/01/15	503,503	0.0
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	660,549	0.1
570,000		Southern Co., 2.375%, 09/15/15	574,583	0.0
			2,095,842	0.1

	Total Corporate Bonds/Notes
	(Cost $320,242,174)		339,126,485	16.3

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	228,946	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	424,762	0.0

	Total Municipal Bonds
	(Cost $503,993)		653,708	0.0

U.S. TREASURY OBLIGATIONS: 11.1%
		U.S. Treasury Bonds: 1.8%
21,705,200		2.000%, due 02/15/25	21,844,243	1.1
14,074,100		3.000%, due 11/15/44	15,425,439	0.7
			37,269,682	1.8

		U.S. Treasury Notes: 9.3%
310,000		0.625%, due 05/31/17	310,000	0.0
120,000		0.875%, due 04/30/17	120,675	0.0
180,000		2.625%, due 11/15/20	190,744	0.0
71,028,000		0.500%, due 03/31/17	70,939,215	3.4
55,005,000		1.000%, due 03/15/18	55,202,688	2.7
67,512,200		1.375%, due 03/31/20	67,527,998	3.2
			194,291,320	9.3

	Total U.S. Treasury Obligations
	(Cost $230,359,581)		231,561,002	11.1

FOREIGN GOVERNMENT BONDS: 0.2%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	167,430	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	705,574	0.1
640,000	#	Electricite de France SA, 5.625%, 12/29/49	681,760	0.0
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,030,800	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	222,844	0.0

	Total Foreign Government Bonds
	(Cost $2,568,434)		2,808,408	0.2

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000	4.875%, due 06/13/18	$2,693,829	0.1

	Federal National Mortgage Association: 0.2%##
2,130,000	4.375%, due 10/15/15	2,177,853	0.1
915,000	6.625%, due 11/15/30	1,379,710	0.1
		3,557,563	0.2

	Total U.S. Government Agency Obligations
	(Cost $5,686,392)	6,251,392	0.3

	Total Long-Term Investments
	(Cost $1,828,692,603)	1,946,463,533	93.3

SHORT-TERM INVESTMENTS: 7.5%
	Securities Lending Collateralcc: 1.4%
7,174,288	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $7,174,312, collateralized by various U.S. Government Agency Obligations, 0.000%-6.090%, Market Value plus accrued interest $7,317,785, due 04/17/15-07/15/37)	7,174,288	0.3
7,174,288	HSBC Securities USA, Repurchase Agreement dated 03/31/15, 0.11%, due 04/01/15 (Repurchase Amount $7,174,310, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $7,317,790, due 04/15/15-07/15/32)	7,174,288	0.4
7,174,288	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $7,174,317, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,317,774, due 06/01/15-04/01/45)	7,174,288	0.3
7,174,288	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $7,174,317, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $7,317,774, due 05/01/44-04/01/45)	7,174,288	0.3
1,510,284	Royal Bank of Canada, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $1,510,289, collateralized by various U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,540,490, due 01/01/22-03/01/45)	1,510,284	0.1
		30,207,436	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.1%
127,156,951	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $127,156,951)	127,156,951	6.1

	Total Short-Term Investments
	(Cost $157,364,387)	157,364,387	7.5

	Total Investments in Securities (Cost $1,986,056,990)	$2,103,827,920	100.8
	Liabilities in Excess of Other Assets	(15,840,301)	(0.8)
	Net Assets	$2,087,987,619	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $1,988,381,974.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$172,014,763
Gross Unrealized Depreciation	(56,568,817)
Net Unrealized Appreciation	$115,445,946

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$141,796,577	$–	$–	$141,796,577
Consumer Staples	97,374,058	–	–	97,374,058
Energy	88,644,311	48,391,985	–	137,036,296
Financials	397,233,151	–	–	397,233,151
Health Care	163,838,505	36,583,800	–	200,422,305
Industrials	117,928,595	–	–	117,928,595
Information Technology	192,476,903	–	–	192,476,903
Materials	7,257,503	–	–	7,257,503
Telecommunication Services	24,509,133	12,073,714	–	36,582,847
Utilities	17,264,407	–	–	17,264,407
Total Common Stock	1,248,323,143	97,049,499	–	1,345,372,642
Preferred Stock	651,880	20,008,844	–	20,660,724
Rights	29,172	–	–	29,172
Corporate Bonds/Notes	–	339,126,485	–	339,126,485
Municipal Bonds	–	653,708	–	653,708
Short-Term Investments	127,156,951	30,207,436	–	157,364,387
Foreign Government Bonds	–	2,808,408	–	2,808,408
U.S. Treasury Obligations	–	231,561,002	–	231,561,002
U.S. Government Agency Obligations	–	6,251,392	–	6,251,392
Total Investments, at fair value	$1,376,161,146	$727,666,774	$–	$2,103,827,920
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,477,609)	$–	$(1,477,609)
Total Liabilities	$–	$(1,477,609)	$–	$(1,477,609)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Israeli New Shekel	29,112,691	Sell	04/17/15	$7,253,330	$7,315,914	$(62,584)
The Bank of New York	Swiss Franc	8,457,016	Sell	04/17/15	8,438,199	8,707,894	(269,695)
The Bank of New York	Canadian Dollar	11,320,295	Sell	04/17/15	8,862,328	8,936,240	(73,912)
The Bank of New York	British Pound	11,189,450	Sell	04/17/15	16,516,579	16,596,633	(80,054)
The Bank of New York	EU Euro	19,637,284	Sell	04/17/15	20,867,069	21,119,334	(252,265)
State Street Bank	Israeli New Shekel	29,114,191	Sell	04/17/15	7,254,065	7,316,290	(62,225)
State Street Bank	Swiss Franc	8,494,067	Sell	04/17/15	8,474,280	8,746,044	(271,764)
State Street Bank	Canadian Dollar	11,320,550	Sell	04/17/15	8,862,008	8,936,442	(74,434)
State Street Bank	EU Euro	19,663,146	Sell	04/17/15	20,898,778	21,147,148	(248,370)
State Street Bank	British Pound	11,198,924	Sell	04/17/15	16,528,380	16,610,686	(82,306)
							$(1,477,609)

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$1,477,609
Total Liability Derivatives		$1,477,609

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	State Street Bank	The Bank of New York Mellon	Totals
Liabilities:
Forward foreign currency contracts	$739,099	$738,510	$1,477,609
Total Liabilities	$739,099	$738,510	$1,477,609

Net OTC derivative instruments by counterparty, at fair value	$(739,099)	$(738,510)	$(1,477,609)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(739,099)	$(738,510)	$(1,477,609)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 18.4%
11,890	@	Autozone, Inc.	$8,110,882	1.1
75,710	@	Bed Bath & Beyond, Inc.	5,812,635	0.8
186,700		Best Buy Co., Inc.	7,055,393	1.0
83,439		CBS Corp. - Class B	5,058,907	0.7
150,021		Clear Channel Outdoor Holdings, Inc.	1,518,213	0.2
106,590	@	Dish Network Corp. - Class A	7,467,695	1.0
119,140		Expedia, Inc.	11,214,648	1.5
214,990		Gannett Co., Inc.	7,971,829	1.1
220,090		Gap, Inc.	9,536,500	1.3
175,665		Jarden Corp.	9,292,678	1.3
193,180		Kohl's Corp.	15,116,335	2.1
34,566		Marriott International, Inc.	2,776,341	0.4
61,760	@	Mohawk Industries, Inc.	11,471,920	1.6
72,900		Nordstrom, Inc.	5,855,328	0.8
55,380		PVH Corp.	5,901,293	0.8
80,450		Starwood Hotels & Resorts Worldwide, Inc.	6,717,575	0.9
87,730		Tiffany & Co.	7,721,117	1.0
148,340		Time, Inc.	3,328,750	0.4
42,490		VF Corp.	3,199,922	0.4
			135,127,961	18.4

		Consumer Staples: 6.3%
57,480		Constellation Brands, Inc.	6,679,751	0.9
84,980		Dr Pepper Snapple Group, Inc.	6,669,231	0.9
56,403		Energizer Holdings, Inc.	7,786,434	1.1
65,220		Hershey Co.	6,581,350	0.9
134,690		Kroger Co.	10,325,335	1.4
928,620	@	Rite Aid Corp.	8,069,708	1.1
			46,111,809	6.3

		Energy: 2.8%
81,570		EQT Corp.	6,759,706	0.9
98,940		PBF Energy, Inc.	3,356,045	0.5
139,860		QEP Resources, Inc.	2,916,081	0.4
310,470	@	Southwestern Energy Co.	7,199,799	1.0
			20,231,631	2.8

		Financials: 29.6%
9,463	@	Alleghany Corp.	4,608,481	0.6
270,070		Ally Financial, Inc.	5,666,069	0.8
125,300		American Campus Communities, Inc.	5,371,611	0.7
74,650		Ameriprise Financial, Inc.	9,767,206	1.3
42,700		AvalonBay Communities, Inc.	7,440,475	1.0
29,370		Boston Properties, Inc.	4,125,898	0.6
191,590		Brixmor Property Group, Inc.	5,086,714	0.7
56,770		Chubb Corp.	5,739,447	0.8
181,930		Citizens Financial Group, Inc.	4,389,971	0.6
59,240		City National Corp.	5,277,099	0.7
525,320		Fifth Third Bancorp	9,902,282	1.4
89,990		First Republic Bank	5,137,529	0.7
231,040		General Growth Properties, Inc.	6,827,232	0.9
192,780		Hartford Financial Services Group, Inc.	8,062,060	1.1
290,580		Hudson City Bancorp., Inc.	3,045,278	0.4
231,690		Huntington Bancshares, Inc.	2,560,174	0.3
177,310		Invesco Ltd.	7,037,434	1.0
301,670		Kimco Realty Corp.	8,099,839	1.1
78,900		Legg Mason, Inc.	4,355,280	0.6
280,170		Loews Corp.	11,439,341	1.6
75,451		M&T Bank Corp.	9,582,277	1.3
165,550		Marsh & McLennan Cos., Inc.	9,285,700	1.3
65,190		Northern Trust Corp.	4,540,484	0.6
212,630		Old Republic International Corp.	3,176,692	0.4
121,982		Outfront Media, Inc.	3,649,701	0.5
118,400		Progressive Corp.	3,220,480	0.4
145,090		Rayonier, Inc.	3,911,626	0.5
79,130		Regency Centers Corp.	5,384,005	0.7
215,000		SunTrust Bank	8,834,350	1.2
104,620		T. Rowe Price Group, Inc.	8,472,128	1.2
185,730		Unum Group	6,264,673	0.9
73,706		Vornado Realty Trust	8,255,072	1.1
166,800		Weyerhaeuser Co.	5,529,420	0.8
71,360		WR Berkley Corp.	3,604,394	0.5
200,390		XL Group PLC	7,374,352	1.0
73,360		Zions Bancorp.	1,980,720	0.3
			217,005,494	29.6

		Health Care: 6.5%
87,290		AmerisourceBergen Corp.	9,922,254	1.4
9,915		Becton Dickinson & Co.	1,423,695	0.2
173,450	@	Brookdale Senior Living, Inc.	6,549,472	0.9
110,330		Cigna Corp.	14,281,115	1.9
32,510	@	Henry Schein, Inc.	4,539,046	0.6
60,770		Humana, Inc.	10,818,276	1.5
			47,533,858	6.5

		Industrials: 9.0%
126,940		Ametek, Inc.	6,669,428	0.9
86,550		Carlisle Cos., Inc.	8,017,126	1.1
78,890		Equifax, Inc.	7,336,770	1.0
114,410		Fortune Brands Home & Security, Inc.	5,432,187	0.7
73,220		Hubbell, Inc.	8,026,376	1.1
103,520		IDEX Corp.	7,849,922	1.1
95,010	L	MSC Industrial Direct Co.	6,859,722	0.9
70,470		Regal-Beloit Corp.	5,631,962	0.8
133,099		Rexnord Corp.	3,552,412	0.5
45,931		Snap-On, Inc.	6,754,613	0.9
			66,130,518	9.0

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 8.6%
123,440		Amphenol Corp.	$7,274,319	1.0
125,430		Analog Devices, Inc.	7,902,090	1.1
188,090	@	Arrow Electronics, Inc.	11,501,703	1.6
146,396		CommScope Holding Co., Inc.	4,178,142	0.6
170,976		Jack Henry & Associates, Inc.	11,949,513	1.6
50,740		KLA-Tencor Corp.	2,957,635	0.4
191,490	@	Synopsys, Inc.	8,869,817	1.2
189,160		Xilinx, Inc.	8,001,468	1.1
			62,634,687	8.6

		Materials: 5.5%
80,070		Airgas, Inc.	8,496,228	1.1
96,478		Albemarle Corp.	5,097,897	0.7
81,120		Ball Corp.	5,730,317	0.8
76,110		Rock-Tenn Co.	4,909,095	0.7
22,730		Sherwin-Williams Co.	6,466,685	0.9
15,760		Sigma-Aldrich Corp.	2,178,820	0.3
129,995		Silgan Holdings, Inc.	7,556,609	1.0
			40,435,651	5.5

		Utilities: 10.4%
354,770		Centerpoint Energy, Inc.	7,240,856	1.0
218,150		CMS Energy Corp.	7,615,616	1.1
104,250		Edison International	6,512,497	0.9
154,290		Energen Corp.	10,183,140	1.4
72,240	L	National Fuel Gas Co.	4,358,239	0.6
70,860		NiSource, Inc.	3,129,178	0.4
409,530		Questar Corp.	9,771,386	1.3
67,600		Sempra Energy	7,369,752	1.0
182,910		Westar Energy, Inc.	7,089,592	1.0
119,580		Wisconsin Energy Corp.	5,919,210	0.8
190,090		Xcel Energy, Inc.	6,617,033	0.9
			75,806,499	10.4

	Total Common Stock
	(Cost $511,680,769)		711,018,108	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 0.8%
300,700	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $300,701, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $306,714, due 06/01/16-03/01/45)	300,700	0.0
1,428,441	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,428,448, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,457,010, due 02/15/16-03/01/48)	1,428,441	0.2
1,428,441	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $1,428,447, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,457,010, due 06/01/15-04/01/45)	1,428,441	0.2
1,428,441	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,428,450, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,457,010, due 08/15/17-02/15/42)	1,428,441	0.2
1,428,441	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,428,446, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,457,010, due 08/18/15-10/20/64)	1,428,441	0.2
		6,014,464	0.8

PORTFOLIO OF INVESTMENTS
VY® JPMorgan Mid Cap Value Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
20,232,137	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $20,232,137)	$20,232,137	2.8

	Total Short-Term Investments
	(Cost $26,246,601)	26,246,601	3.6

	Total Investments in Securities (Cost $537,927,370)	$737,264,709	100.7
	Liabilities in Excess of Other Assets	(4,830,770)	(0.7)
	Net Assets	$732,433,939	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $539,215,597.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$208,034,734
Gross Unrealized Depreciation	(9,985,622)

Net Unrealized Appreciation	$198,049,112

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$711,018,108	$–	$–	$711,018,108
Short-Term Investments	20,232,137	6,014,464	–	26,246,601
Total Investments, at fair value	$731,250,245	$6,014,464	$–	$737,264,709

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Brazil: 2.6%
1,623,550	@	Ambev SA ADR	$9,351,648	0.5
2,423,500		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,451,553	0.5
441,130	@	Embraer SA ADR	13,564,747	0.8
955,499		Itau Unibanco Holding S.A. ADR	10,567,819	0.6
512,670	L	Vale SA ADR	2,896,586	0.2
			44,832,353	2.6

		China: 0.8%
325,788	@	JD.com, Inc. ADR	9,571,652	0.5
94,080	@,L	Qihoo 360 Technology Co. Ltd. ADR	4,816,896	0.3
			14,388,548	0.8

		Denmark: 0.4%
154,598	L	FLSmidth & Co. A/S	6,946,791	0.4

		France: 4.9%
173,688		LVMH Moet Hennessy Louis Vuitton SE	30,566,028	1.8
116,410		Kering	22,725,338	1.3
302,610		Societe Generale	14,610,566	0.9
269,374		Technip S.A.	16,293,777	0.9
			84,195,709	4.9

		Germany: 7.9%
168,025		Allianz SE	29,171,813	1.7
191,262		Bayer AG	28,615,721	1.7
423,184		Deutsche Bank AG	14,666,541	0.8
89,718		Linde AG	18,244,020	1.1
410,499		SAP SE	29,669,673	1.7
138,496		Siemens AG	14,978,859	0.9
			135,346,627	7.9

		India: 3.1%
7,145,299		DLF Ltd.	18,012,520	1.0
2,480,830		ICICI Bank Ltd. ADR	25,701,399	1.5
1,827,149		Zee Telefilms Ltd.	9,977,275	0.6
			53,691,194	3.1

		Italy: 1.5%
67,708	L	Brunello Cucinelli SpA	1,191,781	0.1
443,197		Gtech S.p.A	8,779,455	0.5
311,487		Prysmian S.p.A.	6,419,686	0.4
98,982	L	Tod's S.p.A.	8,966,310	0.5
			25,357,232	1.5

		Japan: 11.3%
1,267,400		Dai-ichi Life Insurance Co., Ltd.	18,383,780	1.1
65,300		Fanuc Ltd.	14,255,892	0.8
1,260,600		KDDI Corp.	28,480,144	1.7
56,751		Keyence Corp.	30,968,844	1.8
373,600		Kyocera Corp.	20,418,263	1.2
291,300		Murata Manufacturing Co., Ltd.	40,006,913	2.3
340,400		Nidec Corp.	22,596,334	1.3
142,000		Seibu Holdings, Inc.	3,668,136	0.2
390,400		Sumitomo Mitsui Financial Group, Inc.	14,954,111	0.9
			193,732,417	11.3

		Mexico: 0.7%
135,502		Fomento Economico Mexicano SAB de CV ADR	12,669,437	0.7

		Netherlands: 2.1%
558,583		Airbus Group NV	36,313,842	2.1

		Russia: 0.3%
4,001,818		Alrosa AO	4,954,182	0.3

		Spain: 3.5%
1,946,171		Banco Bilbao Vizcaya Argentaria S.A.	19,655,314	1.2
908,422		Inditex SA	29,165,396	1.7
561,315	@	Repsol YPF S.A.	10,449,034	0.6
			59,269,744	3.5

		Sweden: 4.0%
444,234		Assa Abloy AB	26,460,961	1.5
3,398,225	L	Telefonaktiebolaget LM Ericsson	42,664,518	2.5
			69,125,479	4.0

		Switzerland: 4.9%
759,062		Credit Suisse Group AG	20,421,765	1.2
225,504		Nestle S.A.	16,981,002	1.0
56,585		Roche Holding AG - Genusschein	15,549,111	0.9
1,688,223	@	UBS Group AG	31,656,059	1.8
			84,607,937	4.9

		United Kingdom: 4.9%
1,851,300	@,L	Circassia Pharmaceuticals Plc	7,652,301	0.4
4,275,294	@,L	Earthport PLC	2,790,455	0.2
1,290,876		Prudential PLC	32,033,519	1.9
152,970		Shire PLC	12,195,191	0.7
686,685		Unilever PLC	28,650,747	1.7
			83,322,213	4.9

		United States: 43.9%
151,980		3M Co.	25,069,101	1.5
300,390	@	Acadia Pharmaceuticals, Inc.	9,789,710	0.6
385,693	@	Adobe Systems, Inc.	28,518,140	1.7
327,760		Aetna, Inc.	34,916,273	2.0
904,930		Altera Corp.	38,830,546	2.3
224,000		Anthem, Inc.	34,587,840	2.0
45,550	@	Biogen, Inc.	19,233,032	1.1
127,560		BioMarin Pharmaceutical, Inc.	15,896,527	0.9
48,050	@	Bluebird Bio, Inc.	5,802,998	0.3
703,810	@	Celldex Therapeutics, Inc.	19,615,185	1.1
638,230		Citigroup, Inc.	32,881,610	1.9
132,990	L	Clovis Oncology, Inc.	9,871,848	0.6
480,830		Colgate-Palmolive Co.	33,340,752	1.9

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
642,270	@	eBay, Inc.	$37,046,134	2.2
229,450		Emerson Electric Co.	12,991,459	0.8
313,350		Facebook, Inc.	25,762,070	1.5
360,620		FNF Group	13,256,391	0.8
219,050	@	Gilead Sciences, Inc.	21,495,377	1.2
135,040		Goldman Sachs Group, Inc.	25,383,469	1.5
47,300		Google, Inc. - Class A	26,237,310	1.5
42,650		Google, Inc. - Class C	23,372,200	1.4
313,400		Intuit, Inc.	30,387,264	1.8
859,940		Maxim Integrated Products	29,934,511	1.7
129,020		McDonald's Corp.	12,571,709	0.7
458,410		McGraw-Hill Cos., Inc.	47,399,594	2.8
66,720	@	Medivation, Inc.	8,611,550	0.5
163,320		St. Jude Medical, Inc.	10,681,128	0.6
100,411	@,L	Theravance Biopharma, Inc.	1,742,131	0.1
383,840	L	Theravance, Inc.	6,033,965	0.3
247,590		Tiffany & Co.	21,790,396	1.3
190,060		United Parcel Service, Inc. - Class B	18,424,416	1.1
145,960	@	Vertex Pharmaceuticals, Inc.	17,218,901	1.0
333,840		Walt Disney Co.	35,016,478	2.0
170,960		Zimmer Holdings, Inc.	20,091,219	1.2
			753,801,234	43.9

	Total Common Stock
	(Cost $990,901,435)		1,662,554,939	96.8

PREFERRED STOCK: 2.0%
		Germany: 1.9%
359,294		Bayerische Motoren Werke AG	33,186,314	1.9

		India: 0.1%
50,809,899	@	Zee Entertainment Enterprises Ltd.	665,760	0.1

	Total Preferred Stock
	(Cost $13,141,666)		33,852,074	2.0

RIGHTS: 0.0%
		Spain: 0.0%
1,946,171	@	Banco Bilbao Vizcaya Argentaria SA	280,410	0.0

	Total Rights
	(Cost $273,596)		280,410	0.0

	Total Long-Term Investments
	(Cost $1,004,316,697)		1,696,687,423	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Securities Lending Collateralcc: 4.3%
3,686,651	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $3,686,664, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $3,760,384, due 06/01/16-03/01/45)	$3,686,651	0.2
17,513,096	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $17,513,182, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $17,863,358, due 02/15/16-03/01/48)	17,513,096	1.0
17,513,096	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $17,513,202, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $17,863,359, due 08/15/17-02/15/42)	17,513,096	1.0
17,513,096	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $17,513,158, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $17,863,358, due 08/18/15-10/20/64)	17,513,096	1.0

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
17,513,096	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $17,513,206, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $17,864,013, due 04/15/16-01/15/29)	$17,513,096	1.1
		73,739,035	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
24,210,947	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $24,210,947)	24,210,947	1.4

	Total Short-Term Investments
	(Cost $97,949,982)	97,949,982	5.7

	Total Investments in Securities (Cost $1,102,266,679)	$1,794,637,405	104.5
	Liabilities in Excess of Other Assets	(77,019,373)	(4.5)
	Net Assets	$1,717,618,032	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $1,115,057,520.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$720,853,992
Gross Unrealized Depreciation	(41,274,107)

Net Unrealized Appreciation	$679,579,885

Sector Diversification	Percentage of Net Assets
Information Technology	24.1%
Financials	19.3
Health Care	17.2
Consumer Discretionary	15.8
Industrials	11.4
Consumer Staples	5.8
Materials	2.0
Telecommunication Services	1.7
Energy	1.5
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(4.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
VY® Oppenheimer Global Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$44,832,353	$–	$–	$44,832,353
China	14,388,548	–	–	14,388,548
Denmark	–	6,946,791	–	6,946,791
France	–	84,195,709	–	84,195,709
Germany	–	135,346,627	–	135,346,627
India	25,701,399	27,989,795	–	53,691,194
Italy	1,191,781	24,165,451	–	25,357,232
Japan	–	193,732,417	–	193,732,417
Mexico	12,669,437	–	–	12,669,437
Netherlands	–	36,313,842	–	36,313,842
Russia	–	4,954,182	–	4,954,182
Spain	–	59,269,744	–	59,269,744
Sweden	–	69,125,479	–	69,125,479
Switzerland	–	84,607,937	–	84,607,937
United Kingdom	2,790,455	80,531,758	–	83,322,213
United States	753,801,234	–	–	753,801,234
Total Common Stock	855,375,207	807,179,732	–	1,662,554,939
Preferred Stock	665,760	33,186,314	–	33,852,074
Rights	280,410	–	–	280,410
Short-Term Investments	24,210,947	73,739,035	–	97,949,982
Total Investments, at fair value	$880,532,324	$914,105,081	$–	$1,794,637,405

(1)	For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2015, securities valued at $29,503,422 and $1,110,112 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 83.3%
		Basic Materials: 4.0%
360,000	#	Cascades, Inc., 5.500%, 07/15/22	$366,750	0.3
275,000	#	Cliffs Natural Resources, Inc., 8.250%, 03/31/20	259,875	0.2
350,000	#	Eldorado Gold Corp., 6.125%, 12/15/20	342,125	0.3
375,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	380,625	0.3
220,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	194,700	0.2
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	155,490	0.1
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	55,200	0.0
370,000	#	IAMGOLD Corp., 6.750%, 10/01/20	308,025	0.3
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	198,250	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	158,100	0.1
80,000	#	Prince Mineral Holding Corp., 11.500%, 12/15/19	77,800	0.1
410,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	396,060	0.3
170,000		RPM International, Inc., 2.250%, 12/15/20	201,237	0.2
240,000	#	Steel Dynamics, Inc., 5.125%, 10/01/21	242,700	0.2
410,000		Tronox Finance LLC, 6.375%, 08/15/20	402,825	0.3
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	121,200	0.1
295,000		United States Steel Corp., 7.500%, 03/15/22	297,213	0.2
240,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	249,600	0.2
135,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	144,619	0.1
305,000		Xerium Technologies, Inc., 8.875%, 06/15/18	315,484	0.3
			4,867,878	4.0

		Communications: 11.8%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	207,000	0.2
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	145,000	0.1
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	579,562	0.5
200,000		CCOH Safari LLC, 5.750%, 12/01/24	206,500	0.2
230,000	#	CenturyLink, Inc., 5.625%, 04/01/25	232,012	0.2
580,000		CenturyLink, Inc., 6.450%, 06/15/21	628,575	0.5
115,000	#	CommScope, Inc., 5.500%, 06/15/24	115,575	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	120,450	0.1
330,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	331,650	0.3
400,000		Equinix, Inc., 5.375%, 01/01/22	419,000	0.3
195,000		Equinix, Inc., 5.375%, 04/01/23	203,385	0.2
245,000		Finisar Corp., 0.500%, 12/15/33	251,737	0.2
245,000		Frontier Communications Corp., 8.500%, 04/15/20	276,237	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	618,825	0.5
200,000		Frontier Communications Corp., 9.250%, 07/01/21	232,750	0.2
425,000		Gannett Co., Inc., 6.375%, 10/15/23	462,719	0.4
200,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	185,250	0.1
150,000		Lamar Media Corp., 5.375%, 01/15/24	157,125	0.1
275,000		Liberty Media Corp., 1.375%, 10/15/23	275,859	0.2
469,063		McGraw-Hill School Educcation, 6.250%, 12/17/19	470,968	0.4
270,000	#	MDC Partners, Inc., 6.750%, 04/01/20	285,525	0.2
255,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 5.500%, 04/15/21	258,506	0.2
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	90,738	0.1
125,000		NeuStar, Inc., 4.500%, 01/15/23	108,125	0.1
200,000	#	Numericable Group SA, 6.000%, 05/15/22	203,250	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	361,812	0.3
480,000		Shutterfly, Inc., 0.250%, 05/15/18	476,100	0.4
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	164,263	0.1
1,190,000		Sprint Corp., 7.250%, 09/15/21	1,200,413	1.0
245,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	239,488	0.2
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	73,325	0.0
450,000		T-Mobile USA, Inc., 6.542%, 04/28/20	475,313	0.4

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	$105,125	0.1
220,000	#	Townsquare Radio LLC / Townsquare Radio, Inc., 9.000%, 04/01/19	234,764	0.2
155,000	#	Twitter, Inc., 0.250%, 09/15/19	152,966	0.1
58,754		Univision Communications, Inc., 4.000%, 03/01/20	58,712	0.0
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	163,800	0.1
340,000		VeriSign, Inc., 4.625%, 05/01/23	340,850	0.3
150,000	#	VeriSign, Inc., 5.250%, 04/01/25	153,750	0.1
315,000		ViaSat, Inc., 6.875%, 06/15/20	333,506	0.3
400,000		Virgin Media Investment Holding, 3.500%, 02/15/20	400,028	0.3
315,000		WebMD Health Corp., 1.500%, 12/01/20	333,703	0.3
635,000		WebMD Health Corp., 2.500%, 01/31/18	648,494	0.5
279,348		West Corp., 3.250%, 06/30/18	279,174	0.2
375,000		Windstream Corp., 6.375%, 08/01/23	339,585	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	348,750	0.3
350,000		Windstream Corp., 7.750%, 10/01/21	350,350	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	205,750	0.2
			14,506,344	11.8

		Consumer, Cyclical: 10.0%
245,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	257,250	0.2
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	349,237	0.3
440,000	#	Brookfield Residential Properties, Inc., 6.500%, 12/15/20	462,000	0.4
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	208,250	0.2
356,125		Camping World, 5.750%, 02/20/20	359,575	0.3
285,000		DR Horton, Inc., 5.750%, 08/15/23	309,225	0.3
315,000	#	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	301,612	0.2
245,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	258,475	0.2
174,336		Federal Mogul Corp., 4.750%, 12/27/15	174,075	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	101,250	0.1
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	383,400	0.3
345,000	#	Global Partners L.P./GLP Finance Corp., 6.250%, 07/15/22	341,550	0.3
300,000	#	Group 1 Automotive, Inc., 5.000%, 06/01/22	302,250	0.2
490,000		Jarden Corp., 1.125%, 03/15/34	584,325	0.5
406,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	423,762	0.3
650,000		KB Home, 1.375%, 02/01/19	624,812	0.5
400,000		KB Home, 7.000%, 12/15/21	408,000	0.3
245,000		KB Home, 7.500%, 09/15/22	252,350	0.2
103,275		Landrys, Inc., 4.000%, 04/24/18	103,597	0.1
104,000	#	Lennar Corp., 2.750%, 12/15/20	242,255	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	258,750	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	475,462	0.4
100,000		LKQ Corp., 4.750%, 05/15/23	98,500	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	303,800	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/22	156,238	0.1
480,000		Navistar International Corp., 8.250%, 11/01/21	468,600	0.4
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	309,000	0.3
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	206,000	0.2
185,000		PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19	189,163	0.2
270,000		Regal Entertainment Group, 5.750%, 02/01/25	271,350	0.2
150,000		Regal Entertainment Group, 5.750%, 03/15/22	153,938	0.1
330,000		Ryland Group, Inc., 0.250%, 06/01/19	322,988	0.3
130,000		Ryland Group, Inc., 5.375%, 10/01/22	130,325	0.1
150,000		Scientific Games International, Inc., 6.250%, 09/01/20	112,500	0.1
800,000	#	Scientific Games International, Inc., 10.000%, 12/01/22	754,000	0.6
125,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	127,813	0.1
145,000	#	Stackpole International Intermediate Co. SA / Stackpole International Power Meta, 7.750%, 10/15/21	144,275	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
235,000		Standard Pacific Corp., 1.250%, 08/01/32	$290,959	0.2
431,263		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	431,668	0.3
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	273,788	0.2
475,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	452,438	0.4
			12,378,805	10.0

		Consumer, Non-cyclical: 16.5%
116,929		AdvancePierre Foods - TL L, 5.750%, 07/10/17	117,276	0.1
245,000		Albany Molecular Research, Inc., 2.250%, 11/15/18	313,141	0.3
710,000		Alere, Inc., 3.000%, 05/15/16	840,462	0.7
570,000		Alliance One International, Inc., 9.875%, 07/15/21	501,600	0.4
210,000		Amsurg Corp., 5.625%, 07/15/22	215,775	0.2
140,000	#	ARIAD Pharmaceuticals, Inc., 3.625%, 06/15/19	162,050	0.1
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	117,703	0.1
175,000	#	Ashtead Capital, Inc., 5.625%, 10/01/24	183,094	0.1
150,000		Aviv Healthcare Properties L.P. / Aviv Healthcare Capital Corp., 7.750%, 02/15/19	156,937	0.1
200,000		B&G Foods, Inc., 4.625%, 06/01/21	200,500	0.2
69,612		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	69,177	0.1
119,732		BioScrip, Inc. - TL B, 6.500%, 07/31/20	118,984	0.1
115,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/18	171,709	0.1
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	174,728	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	210,700	0.2
490,000		Cardtronics, Inc., 1.000%, 12/01/20	487,244	0.4
120,000	#	Carriage Services, Inc., 2.750%, 03/15/21	144,301	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	212,062	0.2
254,000		Cepheid, 1.250%, 02/01/21	283,051	0.2
67,000		Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21	73,616	0.1
70,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	74,812	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	926,550	0.8
375,000	#	Cimpress NV, 7.000%, 04/01/22	381,094	0.3
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	230,625	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	283,594	0.2
225,000		Corsicanto Ltd., 3.500%, 01/15/32	243,000	0.2
265,000	#	Cott Beverages, Inc., 5.375%, 07/01/22	256,056	0.2
430,000		Del Monte Foods Company, 8.250%, 07/26/21	390,763	0.3
200,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	203,500	0.2
32,000		DynCorp International, Inc., 10.375%, 07/01/17	28,160	0.0
586,000		Emergent Biosolutions, Inc., 2.875%, 01/15/21	678,661	0.5
140,000	#	Endo Finance LLC, 5.375%, 01/15/23	140,000	0.1
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	323,662	0.3
180,000		Endologix, Inc., 2.250%, 12/15/18	180,450	0.1
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	264,375	0.2
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	369,694	0.3
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	279,450	0.2
250,000	#,&	Igloo Holdings Corp., 8.250%, 12/15/17	251,250	0.2
120,000	#	Immunomedics, Inc., 4.750%, 02/15/20	120,550	0.1
490,000		Insulet Corp., 2.000%, 06/15/19	495,206	0.4
300,000		Iron Mountain, Inc., 5.750%, 08/15/24	304,875	0.2
200,000	#	Jazz Investments I Ltd., 1.875%, 08/15/21	233,750	0.2
240,000	#	Kindred Escrow Corp. II, 8.000%, 01/15/20	258,750	0.2
255,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	258,506	0.2
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	326,605	0.3
220,000	#	Medicines Co/The, 2.500%, 01/15/22	238,012	0.2
180,119		Metaldyne LLC, 4.250%, 10/08/21	181,261	0.1
100,000		Monitronics International, Inc., 9.125%, 04/01/20	98,375	0.1
400,000	#	Multi-Color Corp., 6.125%, 12/01/22	417,000	0.3

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
106,000		NuVasive, Inc., 2.750%, 07/01/17	$132,898	0.1
238,000		PDL BioPharma, Inc., 4.000%, 02/01/18	228,926	0.2
328,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	350,140	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	101,250	0.1
550,000		Post Holdings, Inc., 7.375%, 02/15/22	570,625	0.5
245,000		Quidel Corp., 3.250%, 12/15/20	267,050	0.2
155,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	132,525	0.1
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	259,375	0.2
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	103,625	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	252,625	0.2
335,000		Reynolds Group Issuer, Inc., 8.500%, 05/15/18	345,888	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	285,206	0.2
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	164,175	0.1
275,000		Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	732,359	0.6
465,000	#	Sothebys, 5.250%, 10/01/22	459,188	0.4
255,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	242,250	0.2
204,348		Surgical Care Affiliates, Inc. - TL B 1L, 4.250%, 03/11/22	204,476	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	409,500	0.3
440,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	464,200	0.4
100,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	107,875	0.1
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	242,000	0.2
450,000	#	VRX Escrow Corp., 5.875%, 05/15/23	462,375	0.4
350,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	369,250	0.3
220,000	#	Wright Medical Group, Inc., 2.000%, 02/15/20	233,063	0.2
			20,313,540	16.5

		Diversified: 0.2%
230,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	238,912	0.2

		Energy: 13.8%
95,000	#	American Energy-Permian Basin LLC / AEPB Finance Corp., 7.375%, 11/01/21	72,675	0.1
175,000		Antero Resources Corp., 6.000%, 12/01/20	175,962	0.1
570,000		Approach Resources, Inc., 7.000%, 06/15/21	513,000	0.4
206,000		Basic Energy Services, Inc., 7.750%, 10/15/22	153,470	0.1
235,000		Berry Petroleum Co., 6.375%, 09/15/22	185,062	0.2
185,000		Bonanza Creek Energy, Inc., 5.750%, 02/01/23	171,125	0.1
125,000	#	Calfrac Holdings L.P., 7.500%, 12/01/20	111,562	0.1
175,000	#	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	177,844	0.1
350,000	#	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 6.500%, 04/15/21	341,250	0.3
100,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	103,250	0.1
154,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	161,315	0.1
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	119,000	0.1
460,000		Chesapeake Energy Corp., 5.375%, 06/15/21	448,500	0.4
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	273,750	0.2
610,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	444,156	0.4
335,000		Comstock Resources, Inc., 7.750%, 04/01/19	142,375	0.1
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	236,812	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	202,500	0.2
210,000	#	ContourGlobal Power Holdings SA, 7.125%, 06/01/19	215,250	0.2
115,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	116,150	0.1
290,000		Denbury Resources, Inc., 4.625%, 07/15/23	250,125	0.2
300,000		Denbury Resources, Inc., 5.500%, 05/01/22	271,500	0.2
245,000	#	Drill Rigs Holdings, Inc., 6.500%, 10/01/17	197,225	0.2
285,000	#	Energy & Exploration Partners, Inc., 8.000%, 07/01/19	109,725	0.1
207,000		Energy XXI Ltd., 3.000%, 12/15/18	61,583	0.0

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
275,000		EP Energy, LLC, 7.750%, 09/01/22	$281,875	0.2
500,000		EP Energy, LLC, 9.375%, 05/01/20	525,625	0.4
255,000		EPL Oil & Gas, Inc., 8.250%, 02/15/18	189,975	0.2
325,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 10/01/22	299,000	0.2
194,000		Fieldwood Energy - TL 2L, 8.375%, 09/30/20	142,772	0.1
280,000		Forum Energy Technologies, Inc., 6.250%, 10/01/21	263,900	0.2
2,000		Green Field Energy Services, Inc. - Escrow	–	–
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	391,400	0.3
320,000		Halcon Resources Corp., 8.875%, 05/15/21	224,800	0.2
185,000		Halcon Resources Corp., 9.250%, 02/15/22	128,575	0.1
115,000		Halcon Resources Corp., 9.750%, 07/15/20	81,650	0.1
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	92,700	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	184,025	0.1
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	198,000	0.2
250,380		Jonah Energy, 7.500%, 05/12/21	224,716	0.2
160,000		Whiting Canadian Holding Co. ULC, 8.125%, 12/01/19	168,400	0.1
200,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	159,000	0.1
525,000		Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/01/19	417,375	0.3
340,000	#	Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	302,600	0.2
200,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	183,000	0.1
200,000		Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.250%, 06/01/21	98,000	0.1
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	269,375	0.2
150,000	#	Murray Energy Corp., 8.625%, 06/15/21	157,500	0.1
250,000		Northern Oil and Gas, Inc., 8.000%, 06/01/20	223,125	0.2
365,000		Oasis Petroleum, Inc., 6.875%, 01/15/23	355,875	0.3
140,000		Offshore Group Investment Ltd., 7.500%, 11/01/19	80,500	0.1
240,000		PDC Energy, Inc., 7.750%, 10/15/22	253,200	0.2
285,000		Penn Virginia Corp., 8.500%, 05/01/20	266,475	0.2
275,000		Range Resources Corp., 5.000%, 03/15/23	275,000	0.2
210,000		Rice Energy, Inc., 6.250%, 05/01/22	205,800	0.2
585,000		Rosetta Resources, Inc., 5.625%, 05/01/21	552,825	0.4
240,000		Rosetta Resources, Inc., 5.875%, 06/01/22	226,200	0.2
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	328,250	0.3
155,000		Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	156,550	0.1
560,000		Sanchez Energy Corp., 7.750%, 06/15/21	543,200	0.4
175,000		SandRidge Energy, Inc., 7.500%, 03/15/21	109,375	0.1
400,000	#	Sanjel Corp., 7.500%, 06/19/19	258,000	0.2
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	113,506	0.1
360,000	#	SolarCity Corp., 1.625%, 11/01/19	320,400	0.3
92,000		Stone Energy Corp., 7.500%, 11/15/22	83,720	0.1
250,000		Swift Energy Co., 7.875%, 03/01/22	101,875	0.1
175,000		Swift Energy Co., 8.875%, 01/15/20	74,375	0.1
155,000	#	Talos Production LLC, 9.750%, 02/15/18	110,050	0.1
230,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	222,525	0.2
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	199,975	0.2
465,000		Templar Energy, 8.500%, 11/25/20	317,944	0.3
300,000		Tesoro Corp., 5.375%, 10/01/22	315,000	0.3
165,000	#	Ultra Petroleum Corp., 5.750%, 12/15/18	149,738	0.1
155,000		Unit Corp., 6.625%, 05/15/21	146,475	0.1
210,000		Vanguard Natural Resources, LLC, 7.875%, 04/01/20	193,200	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
295,000	#	Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	$301,638	0.2
260,000	#	Whiting Petroleum Corp., 1.250%, 04/01/20	275,763	0.2
			16,999,988	13.8

		Financial: 7.3%
211,534	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	199,900	0.2
242,448		Alliant Insurance Services, 5.000%, 12/07/19	242,700	0.2
300,000		Ally Financial, Inc., 4.625%, 03/30/25	296,625	0.2
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	229,500	0.2
325,000		Bank of America Corp., 6.250%, 09/29/49	332,719	0.3
375,000		Bank of America Corp., 6.500%, 10/29/49	397,500	0.3
314,334		Confie Seguros Holding II - TL 1L, 6.750%, 11/08/18	313,680	0.2
400,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	415,000	0.3
115,000		E*TRADE Financial Corp., 5.375%, 11/15/22	121,612	0.1
250,000	#	Embarcadero Reinsurance Ltd., 5.020%, 02/07/17	251,500	0.2
300,000	#	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21	316,500	0.3
400,000		Fly Leasing Ltd, 6.375%, 10/15/21	397,000	0.3
250,000	#	Galileo Re Ltd., 7.420%, 01/09/19	257,112	0.2
480,000		Geo Group, Inc./The, 5.875%, 10/15/24	501,600	0.4
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	251,250	0.2
250,000	#	Kilimanjaro Re Ltd., 4.520%, 04/30/18	251,987	0.2
350,000		Morgan Stanley, 5.550%, 12/29/49	354,375	0.3
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	320,250	0.3
220,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	212,300	0.2
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	560,625	0.4
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	101,000	0.1
275,000	#	Ocwen Financial Corp., 6.625%, 05/15/19	239,250	0.2
665,000	#	Outerwall, Inc., 5.875%, 06/15/21	603,487	0.5
250,000	#	Queen Street VII Re Ltd., 8.620%, 04/08/16	257,406	0.2
125,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	107,812	0.1
250,000	#	Residential Reinsurance 2012 Ltd., 5.770%, 12/06/18	257,588	0.2
250,000	#	Residential Reinsurance 2012 Ltd., 12.770%, 12/06/18	267,963	0.2
250,000	#	Sanders Re Ltd., 4.020%, 05/05/17	248,713	0.2
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	150,150	0.1
250,000	#	Ursa Re Ltd., 3.520%, 12/07/17	251,038	0.2
300,000		Wells Fargo & Co., 5.875%, 12/31/49	318,060	0.3
			9,026,202	7.3

		Industrial: 10.1%
105,000	#	AECOM Technology Corp., 5.750%, 10/15/22	108,937	0.1
105,000	#	AECOM Technology Corp., 5.875%, 10/15/24	110,512	0.1
350,000		AEP Industries, Inc., 8.250%, 04/15/19	361,375	0.3
150,000	#	Aguila 3 SA, 7.875%, 01/31/18	150,375	0.1
205,000	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	103,525	0.1
345,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	348,450	0.3
365,345	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	382,472	0.3
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	35,515	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	284,849	0.2
325,000		Ball Corp., 4.000%, 11/15/23	318,500	0.3
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	330,750	0.3
85,000	#	Belden, Inc., 5.250%, 07/15/24	86,275	0.1
195,000	#	Belden, Inc., 5.500%, 09/01/22	200,850	0.2
50,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	50,500	0.0
225,000	#	BioScrip, Inc., 8.875%, 02/15/21	203,063	0.2
335,000	#	Bombardier, Inc., 6.000%, 10/15/22	316,156	0.3
165,000	#	Bombardier, Inc., 6.125%, 01/15/23	156,750	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
184,000		Bristow Group, Inc., 6.250%, 10/15/22	$175,720	0.1
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	143,775	0.1
305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	312,625	0.3
300,000	#	Coveris Holding Corp., 10.000%, 06/01/18	318,000	0.3
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	736,000	0.6
100,000		Darling Ingredients, Inc., 5.375%, 01/15/22	101,125	0.1
125,000		Filtration Group, Inc., 8.250%, 11/22/21	125,832	0.1
175,000		Flextronics International Ltd., 4.625%, 02/15/20	184,406	0.1
290,000		Flextronics International Ltd., 5.000%, 02/15/23	305,225	0.2
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	272,700	0.2
100,000		GCI, Inc., 6.750%, 06/01/21	101,563	0.1
744,000		General Cable Corp., 4.500%, 11/15/29	592,875	0.5
100,000		Golar LNG Ltd., 3.750%, 03/07/17	105,890	0.1
505,000		Griffon Corp., 5.250%, 03/01/22	500,127	0.4
115,000		IAC/InterActiveCorp, 4.875%, 11/30/18	119,025	0.1
104,846		International Equipment Solution LLC - TL B, 6.750%, 08/16/19	105,174	0.1
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	160,563	0.1
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	337,900	0.3
335,000	#	JMC Steel Group, 8.250%, 03/15/18	282,656	0.2
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	152,950	0.1
190,000	#	Mcron Finance Sub, LLC / Mcron Finance Corp., 8.375%, 05/15/19	203,775	0.2
220,000	#	Moog, Inc., 5.250%, 12/01/22	227,150	0.2
575,000	#	NANA Development Corp., 9.500%, 03/15/19	534,750	0.4
400,000	#	Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21	390,000	0.3
400,000	#	Rexel SA, 5.250%, 06/15/20	421,500	0.3
205,000		RTI International Metals, Inc., 1.625%, 10/15/19	236,775	0.2
190,000	#	SunPower Corp., 0.875%, 06/01/21	184,538	0.1
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	172,000	0.1
125,000		Triumph Group, Inc., 5.250%, 06/01/22	123,438	0.1
150,000	#	USG Corp., 5.500%, 03/01/25	153,375	0.1
550,000	#	Viasystems, Inc., 7.875%, 05/01/19	581,625	0.5
100,000	#	Videotron Ltd., 5.375%, 06/15/24	103,250	0.1
545,000		Vishay Intertechnology, Inc., 2.250%, 05/15/41	471,084	0.4
			12,486,245	10.1

		Materials: 0.5%
610,000		Exterran Partners L.P. / EXLP Finance Corp., 6.000%, 04/01/21	564,250	0.5

		Technology: 7.4%
210,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	220,237	0.2
200,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	213,500	0.2
125,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	136,562	0.1
265,000		Advanced Micro Devices, Inc., 6.750%, 03/01/19	258,375	0.2
210,000		Advanced Micro Devices, Inc., 7.500%, 08/15/22	202,125	0.2
160,000		Advanced Micro Devices, Inc., 7.000%, 07/01/24	138,800	0.1
260,000	Z	Akamai Technologies, Inc., -1.900%, 02/15/19	280,639	0.2
150,000	#	Audatex North America, Inc., 6.000%, 06/15/21	159,375	0.1
215,000	#	Brocade Communications Systems, Inc., 1.375%, 01/01/20	226,691	0.2
460,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	461,150	0.4
160,000	#	Citrix Systems, Inc., 0.500%, 04/15/19	168,600	0.1
190,000		Emulex Corp., 1.750%, 11/15/18	192,969	0.2
375,000	#	Entegris, Inc., 6.000%, 04/01/22	392,812	0.3
74,083		Expert Global Solutions, Inc., 8.500%, 04/03/18	74,152	0.1
75,000	#	First Data Corp., 7.375%, 06/15/19	78,562	0.1
89,000		First Data Corp., 12.625%, 01/15/21	105,687	0.1
300,000	#	IHS, Inc., 5.000%, 11/01/22	302,820	0.2

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
510,000		j2 Global, Inc., 8.000%, 08/01/20	$553,350	0.5
145,000		KEYW Holding Corp., 2.500%, 07/15/19	117,269	0.1
250,000		MedAssets, Inc., 8.000%, 11/15/18	261,875	0.2
450,000		Mentor Graphics Corp., 4.000%, 04/01/31	563,625	0.5
225,000	#	Micron Technology, Inc., 5.250%, 08/01/23	229,500	0.2
250,000	#	MSCI, Inc., 5.250%, 11/15/24	259,062	0.2
265,000		NCR Corp., 5.000%, 07/15/22	268,975	0.2
160,000		NCR Corp., 6.375%, 12/15/23	171,200	0.1
905,000		Nuance Communications, Inc., 2.750%, 11/01/31	902,738	0.7
306,000		ON Semiconductor Corp., 2.625%, 12/15/26	392,828	0.3
700,000	#	Seagate HDD Cayman, 4.750%, 01/01/25	726,256	0.6
595,000		Seagate HDD Cayman, 4.750%, 06/01/23	626,424	0.5
199,000		SkillSoft, 5.750%, 04/28/21	196,960	0.2
130,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	150,719	0.1
47,774		Vertafore, Inc., 4.250%, 07/31/16	47,849	0.0
			9,081,686	7.4

		Telecommunication Services: –%
1,445,000		Millicom International Cellular S.A. Escrow	–	–

		Utilities: 1.7%
505,000		AES Corp., 4.875%, 05/15/23	490,481	0.4
100,000		AES Corp., 5.500%, 03/15/24	100,500	0.1
420		AES Red Oak, LLC, 8.540%, 11/30/19	449	0.0
550,000		NRG Energy, Inc., 6.250%, 05/01/24	556,875	0.5
150,000		NRG Energy, Inc., 6.250%, 07/15/22	155,063	0.1
275,000		NRG Energy, Inc., 7.625%, 01/15/18	303,531	0.2
540,000	#	RJS Power Holdings LLC, 5.125%, 07/15/19	534,600	0.4
			2,141,499	1.7

	Total Corporate Bonds/Notes
	(Cost $102,947,127)		102,605,349	83.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9%
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	1,033,304	0.9

	Total Collateralized Mortgage Obligations
	(Cost $1,008,037)		1,033,304	0.9

FOREIGN GOVERNMENT BONDS: 0.0%
12,772	&	Mashantucket Western Pequot Tribe, 2.000%, 07/01/36	45	0.0

	Total Foreign Government Bonds
	(Cost $383)		45	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 7.6%
		Consumer Discretionary: 1.3%
3,636		Cengage Learning Holdings II L.P.	81,810	0.1
50,408		Ford Motor Co.	813,585	0.7
7,965	@	Pinnacle Entertainment, Inc.	287,457	0.2
3,742		Starbucks Corp.	354,367	0.3
			1,537,219	1.3

		Energy: 0.4%
20		Green Field Energy Service, Inc.	–	–
2,113	@	Halcon Resources Corp.	3,254	0.0
6,900		Marathon Oil Corp.	180,159	0.1
3,450		Marathon Petroleum Corp.	353,245	0.3
			536,658	0.4

		Financials: 0.8%
38,682	@	Forest City Enterprises, Inc.	987,165	0.8
1,476	#	Perseus Holding Corp.	–	–
			987,165	0.8

		Health Care: 1.9%
5,700		Aetna, Inc.	607,221	0.5
15,129		BioScrip, Inc.	67,021	0.1
2,875	@	Bio-Rad Laboratories, Inc.	388,643	0.3
4,220		Cigna Corp.	546,237	0.4
5,429		Thermo Fisher Scientific, Inc.	729,332	0.6
295	@	Waters Corp.	36,674	0.0
			2,375,128	1.9

		Industrials: 1.2%
123		Ceva Holdings LLC	89,429	0.1

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
19,600		Commercial Vehicle Group, Inc.	$126,224	0.1
15,223		General Cable Corp.	262,292	0.2
11,246	@	Horizon Lines, Inc.	7,310	0.0
5,900		Joy Global, Inc.	231,162	0.2
5,449		Kennametal, Inc.	183,577	0.2
3,869		Orbital ATK, Inc.	296,481	0.2
4,490	@	United Continental Holdings, Inc.	301,953	0.2
			1,498,428	1.2

		Information Technology: 0.7%
5,800		EMC Corp.	148,248	0.1
21		Magnachip Semiconductors S.A.	–	–
13,491	@	NCR Corp.	398,120	0.3
3,986		TE Connectivity Ltd.	285,477	0.3
			831,845	0.7

		Materials: 1.1%
10,495		Axiall Corp.	492,636	0.4
16,600		Freeport-McMoRan, Inc.	314,570	0.3
5,849		LyondellBasell Industries NV - Class A	513,542	0.4
45,826	@	Polymet Mining Corp.	58,657	0.0
			1,379,405	1.1

		Telecommunication Services: 0.2%
28,800		Windstream Holdings, Inc.	213,120	0.2

	Total Common Stock
	(Cost $6,347,637)		9,358,968	7.6

PREFERRED STOCK: 3.8%
		Consumer Discretionary: 0.5%
7,900	@	Sealy Corp.	670,868	0.5

		Consumer Staples: 0.2%
2,600	#	Post Holdings, Inc.	242,125	0.2

		Energy: 0.6%
285		Halcon Resources Corp.	84,146	0.1
3,670	P	NuStar Logistics L.P.	95,750	0.1
1,400	#	Penn Virginia Corp.	85,246	0.1
11,500		Petroquest Energy, Inc.	323,438	0.3
1,016		SandRidge Energy, Inc. 7.0% Conv PS	39,243	0.0
1,400		SandRidge Energy, Inc. 8.5% Conv PS	53,375	0.0
			681,198	0.6

		Financials: 1.9%
675	#,P	Ally Financial, Inc.	692,824	0.6
3,000		AMG Capital Trust II	183,563	0.1
26,000	P	Citigroup, Inc.	718,640	0.6
3,630	P	Fifth Third Bancorp	102,547	0.1
13,000	P	GMAC Capital Trust I	341,250	0.3
11,000	P	Morgan Stanley	313,170	0.2
775	#,@	Perseus Holding Corp.	–	–
			2,351,994	1.9

		Health Care: 0.2%
811		Alere, Inc.	275,537	0.2

		Industrials: 0.2%
267	@	Ceva Holdings Series A-2	193,597	0.2

		Utilities: 0.2%
12,000	P	PPL Capital Funding, Inc.	306,480	0.2

	Total Preferred Stock
	(Cost $5,323,888)		4,721,799	3.8

WARRANTS: 0.1%
		Industrials: 0.1%
3,612,760	@	Horizon Lines, Inc.	93,932	0.1

	Total Warrants
	(Cost $260,119)		93,932	0.1

	Total Long-Term Investments
	(Cost $115,887,191)		117,813,397	95.7

SHORT-TERM INVESTMENTS: 3.2%
		Mutual Funds: 3.2%
3,994,506		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
		(Cost $3,994,506)	3,994,506	3.2

	Total Short-Term Investments
	(Cost $3,994,506)		3,994,506	3.2

	Total Investments in Securities (Cost $119,881,697)		$121,807,903	98.9
	Assets in Excess of Other Liabilities		1,363,672	1.1
	Net Assets		$123,171,575	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $120,428,037.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,841,384
Gross Unrealized Depreciation	(6,461,518)
Net Unrealized Appreciation	$1,379,866

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,537,219	$–	$–	$1,537,219
Energy	536,658	–	–	536,658
Financials	987,165	–	–	987,165
Health Care	2,375,128	–	–	2,375,128
Industrials	1,408,999	–	89,429	1,498,428
Information Technology	831,845	–	–	831,845
Materials	1,379,405	–	–	1,379,405
Telecommunication Services	213,120	–	–	213,120
Total Common Stock	9,269,539	–	89,429	9,358,968
Preferred Stock	1,716,374	2,811,828	193,597	4,721,799
Warrants	–	93,932	–	93,932
Corporate Bonds/Notes	–	102,605,349	–	102,605,349
Collateralized Mortgage Obligations	–	1,033,304	–	1,033,304
Short-Term Investments	3,994,506	–	–	3,994,506
Foreign Government Bonds	–	45	–	45
Total Investments, at fair value	$14,980,419	$106,544,458	$283,026	$121,807,903
Other Financial Instruments+
Centrally Cleared Swaps	–	19,821	–	19,821
Total Assets	$14,980,419	$106,564,279	$283,026	$121,827,724

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2015, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.HY.23	Sell	5.000	Chicago Mercantile Exchange	12/20/19	USD	1,113,035	$91,057	$19,821
							$91,057	$19,821

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Credit contracts	Credit default swaps	$19,821
Total Asset Derivatives		$19,821

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 21.4%
11,900	@	Autozone, Inc.	$8,117,704	0.9
88,300		Bloomin Brands, Inc.	2,148,339	0.2
65,900		BorgWarner, Inc.	3,985,632	0.4
45,600		Brinker International, Inc.	2,807,136	0.3
30,000		Burlington Stores, Inc.	1,782,600	0.2
124,000	@	Carmax, Inc.	8,557,240	0.9
14,600	@	Charter Communications, Inc.	2,819,406	0.3
7,900		Chipotle Mexican Grill, Inc.	5,139,266	0.6
48,300		Choice Hotels International, Inc.	3,094,581	0.3
47,000		Coach, Inc.	1,947,210	0.2
137,829	@,L	Coupons.com, Inc.	1,618,112	0.2
30,900	@	Ctrip.com International Ltd. ADR	1,811,358	0.2
27,500		Delphi Automotive PLC	2,192,850	0.2
38,300		Dick's Sporting Goods, Inc.	2,182,717	0.2
57,200		Discovery Communications, Inc. - Class C	1,685,970	0.2
66,300		Dollar General Corp.	4,997,694	0.6
63,600	@	Dollar Tree, Inc.	5,160,822	0.6
69,100		Extended Stay America, Inc.	1,349,523	0.2
42,500		Five Below, Inc.	1,511,725	0.2
19,700	@	Fossil Group, Inc.	1,624,265	0.2
95,200		Gentex Corp.	1,742,160	0.2
273,600		Hanesbrands, Inc.	9,168,334	1.0
29,700		Harley-Davidson, Inc.	1,803,978	0.2
50,400	@	HomeAway, Inc.	1,520,568	0.2
122,400		Interpublic Group of Cos., Inc.	2,707,488	0.3
95,500	@	Kate Spade & Co.	3,188,745	0.4
55,300		L Brands, Inc.	5,214,237	0.6
85,500		Liberty Media Corp. - Interactive	2,495,745	0.3
12,155		Liberty Ventures	510,632	0.1
33,100	@	Lululemon Athletica, Inc.	2,119,062	0.2
18,400	L	Lumber Liquidators Holdings, Inc.	566,352	0.1
81,600	@	Markit Ltd.	2,195,040	0.2
52,912		Marriott International, Inc.	4,249,892	0.5
59,200		Mattel, Inc.	1,352,720	0.2
46,300		McGraw-Hill Cos., Inc.	4,787,420	0.5
137,500	@	MGM Resorts International	2,891,625	0.3
94,700	@	Michaels Cos, Inc.	2,562,582	0.3
15,292	@	NetFlix, Inc.	6,372,023	0.7
67,100		Newell Rubbermaid, Inc.	2,621,597	0.3
19,900	@	Norwegian Cruise Line Holdings Ltd.	1,074,799	0.1
23,300		Omnicom Group, Inc.	1,816,934	0.2
29,000	@	O'Reilly Automotive, Inc.	6,270,960	0.7
49,400	@	Pandora Media, Inc.	800,774	0.1
10,900	@	Panera Bread Co.	1,743,946	0.2
34,400		Papa John's International, Inc.	2,126,264	0.2
26,800		Polaris Industries, Inc.	3,781,480	0.4
4,731		Remy International, Inc.	105,076	0.0
24,600	@	Restoration Hardware Holdings, Inc.	2,440,074	0.3
74,500		Ross Stores, Inc.	7,849,320	0.9
20,100		Royal Caribbean Cruises Ltd.	1,645,185	0.2
36,500		Sotheby's	1,542,490	0.2
55,200		Starwood Hotels & Resorts Worldwide, Inc.	4,609,200	0.5
15,900	@,L	Tesla Motors, Inc.	3,001,443	0.3
54,400		Tiffany & Co.	4,787,744	0.5
69,600	@	Toll Brothers, Inc.	2,738,064	0.3
67,200		Tractor Supply Co.	5,716,032	0.6
20,800	@	TripAdvisor, Inc.	1,729,936	0.2
13,400	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,021,390	0.2
140,300	@	Vipshop Holdings Ltd. ADR	4,130,432	0.5
37,020	@,L	Wayfair, Inc.	1,189,082	0.1
37,000		Williams-Sonoma, Inc.	2,949,270	0.3
56,500		Wolverine World Wide, Inc.	1,889,925	0.2
29,800		Wynn Resorts Ltd.	3,751,224	0.4
45,900	@,L	Zulily, Inc.	596,241	0.1
			192,911,635	21.4

		Consumer Staples: 5.1%
44,750		Brown-Forman Corp.	4,043,162	0.5
42,200		Church & Dwight Co., Inc.	3,604,724	0.4
21,000		Clorox Co.	2,318,190	0.3
23,700		Dr Pepper Snapple Group, Inc.	1,859,976	0.2
143,600		Flowers Foods, Inc.	3,265,464	0.4
41,000	@,L	Fresh Market, Inc.	1,666,240	0.2
28,300		Hain Celestial Group, Inc.	1,812,615	0.2
28,600		Hershey Co.	2,886,026	0.3
18,800		JM Smucker Co.	2,175,724	0.2
14,700		Keurig Green Mountain, Inc.	1,642,431	0.2
59,700		McCormick & Co., Inc.	4,603,467	0.5
47,800		Mead Johnson Nutrition Co.	4,805,334	0.5
17,900		Pricesmart, Inc.	1,521,142	0.2
496,500	@	Rite Aid Corp.	4,314,585	0.5
79,800		Sprouts Farmers Market, Inc.	2,811,354	0.3
41,900		Whole Foods Market, Inc.	2,182,152	0.2
			45,512,586	5.1

		Energy: 4.2%
25,690	@,L	Antero Resources Corp.	907,371	0.1
62,800		Cabot Oil & Gas Corp.	1,854,484	0.2
30,300	@	Cameron International Corp.	1,367,136	0.2
21,100		Cimarex Energy Co.	2,428,399	0.3
31,100		Concho Resources, Inc.	3,605,112	0.4

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy:		(continued)
22,200		Continental Resources, Inc.	$969,474	0.1
9,100	L	Core Laboratories NV	950,859	0.1
44,200	@	Diamondback Energy, Inc.	3,396,328	0.4
61,600		EQT Corp.	5,104,792	0.6
72,200		Frank's International N.V.	1,350,140	0.1
31,900		Oceaneering International, Inc.	1,720,367	0.2
25,600		Pioneer Natural Resources Co.	4,185,856	0.5
94,900		Range Resources Corp.	4,938,596	0.5
57,900	@,L	Rice Energy, Inc.	1,259,904	0.1
20,400		SM Energy Co.	1,054,272	0.1
23,600		Tesoro Corp.	2,154,444	0.2
75,800		WPX Energy, Inc.	828,494	0.1
			38,076,028	4.2

		Financials: 7.3%
38,700		Artisan Partners Asset Management, Inc.	1,759,302	0.2
80,800		BankUnited, Inc.	2,645,392	0.3
72,633		CBOE Holdings, Inc.	4,169,497	0.5
99,800		Crown Castle International Corp.	8,237,492	0.9
156,600	@	E*Trade Financial Corp.	4,471,713	0.5
14,300		Federal Realty Investment Trust	2,105,103	0.2
35,400	L	Financial Engines, Inc.	1,480,782	0.2
112,400		FNF Group	4,131,824	0.5
26,464		FNFV Group	373,143	0.0
31,700		HCC Insurance Holdings, Inc.	1,796,439	0.2
21,000		Intercontinental Exchange, Inc.	4,898,670	0.5
42,600		Invesco Ltd.	1,690,794	0.2
18,400		Jones Lang LaSalle, Inc.	3,135,360	0.3
80,900	@	Lazard Ltd.	4,254,531	0.5
59,800		LPL Financial Holdings, Inc.	2,622,828	0.3
40,700		Moody's Corp.	4,224,660	0.5
34,300		MSCI, Inc. - Class A	2,102,933	0.2
25,200		Northern Trust Corp.	1,755,180	0.2
95,700		Progressive Corp.	2,603,040	0.3
21,300	@	SVB Financial Group	2,705,952	0.3
108,400		TD Ameritrade Holding Corp.	4,038,984	0.5
8,933	@	WeWork Companies, Inc., Classs A	148,745	0.0
			65,352,364	7.3

		Health Care: 15.5%
68,800	@	Acadia Pharmaceuticals, Inc.	2,242,192	0.3
95,800		Agilent Technologies, Inc.	3,980,490	0.4
36,400	@	Akorn, Inc.	1,729,364	0.2
38,200		Align Technology, Inc.	2,054,587	0.2
73,500	@	Alkermes PLC	4,481,295	0.5
16,600	@	Alnylam Pharmaceuticals, Inc.	1,733,372	0.2
58,800		AmerisourceBergen Corp.	6,683,796	0.7
9,800	@,L	Athenahealth, Inc.	1,170,022	0.1
33,900		BioMarin Pharmaceutical, Inc.	4,224,618	0.5
7,300	@	Bluebird Bio, Inc.	881,621	0.1
67,900		Bruker BioSciences Corp.	1,254,113	0.1
185,784		Catalent, Inc.	5,787,172	0.6
35,850	@	Catamaran Corp.	2,134,509	0.2
43,400	@	Cerner Corp.	3,179,484	0.4
17,400		Cigna Corp.	2,252,256	0.3
11,800		Clovis Oncology, Inc.	875,914	0.1
36,500	@	DaVita, Inc.	2,966,720	0.3
36,400		Dentsply International, Inc.	1,852,396	0.2
27,700		Dyax, Corp.	464,113	0.1
53,300		Endo International PLC	4,781,010	0.5
58,300		Envision Healthcare Holdings, Inc.	2,235,805	0.2
25,300	@	Henry Schein, Inc.	3,532,386	0.4
22,300		Humana, Inc.	3,969,846	0.4
28,500	@	Idexx Laboratories, Inc.	4,402,680	0.5
58,000	@	Incyte Corp., Ltd.	5,316,280	0.6
10,100	@	Inovalon Holdings, Inc.	305,121	0.0
8,150	@	Intercept Pharmaceuticals, Inc.	2,298,463	0.3
10,200	@	Intuitive Surgical, Inc.	5,151,306	0.6
41,500	@	Ironwood Pharmaceuticals, Inc.	664,000	0.1
15,100		Jazz Pharmaceuticals PLC	2,609,129	0.3
31,700	@	Medidata Solutions, Inc.	1,554,568	0.2
42,200	@	Mednax, Inc.	3,059,922	0.3
13,500		Mettler Toledo International, Inc.	4,436,775	0.5
51,000	@,L	Myriad Genetics, Inc.	1,805,400	0.2
21,600	@	Neurocrine Biosciences, Inc.	857,736	0.1
15,700		Pacira Pharmaceuticals, Inc./DE	1,394,945	0.2
13,100		Puma Biotechnology, Inc.	3,093,041	0.3
26,200	@	Quintiles Transnational Holdings, Inc.	1,754,614	0.2
6,900		Receptos, Inc.	1,137,741	0.1
42,100		Seattle Genetics, Inc.	1,488,235	0.2
35,900	@	Sirona Dental Systems, Inc.	3,230,641	0.4
16,200	@	Synageva BioPharma Corp.	1,579,986	0.2
31,100		Team Health Holdings, Inc.	1,819,661	0.2
25,600		Teleflex, Inc.	3,093,248	0.3
52,500	@	Thoratec Corp.	2,199,225	0.2
12,500	@	United Therapeutics Corp.	2,155,437	0.2
18,500		Universal Health Services, Inc.	2,177,635	0.2
102,600	@	Veeva Systems, Inc.	2,619,378	0.3
52,700	@	Vertex Pharmaceuticals, Inc.	6,217,019	0.7

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
24,600		WellCare Health Plans, Inc.	$2,249,916	0.3
28,100		West Pharmaceutical Services, Inc.	1,691,901	0.2
113,950		Zoetis, Inc.	5,274,746	0.6
			140,105,830	15.5

		Industrials: 19.5%
51,300		Alaska Air Group, Inc.	3,395,034	0.4
56,362		Ametek, Inc.	2,961,259	0.3
29,400	@	Armstrong World Industries, Inc.	1,689,618	0.2
26,900		CH Robinson Worldwide, Inc.	1,969,618	0.2
29,500		Clarcor, Inc.	1,948,770	0.2
26,900	@	Clean Harbors, Inc.	1,527,382	0.2
53,300	L	Colfax Corp.	2,544,009	0.3
35,700		Copa Holdings S.A.	3,604,629	0.4
44,500	@	Copart, Inc.	1,671,865	0.2
23,600		Corporate Executive Board Co.	1,884,696	0.2
17,800	@	CoStar Group, Inc.	3,521,374	0.4
44,100	@	DigitalGlobe, Inc.	1,502,487	0.2
85,200		Donaldson Co., Inc.	3,212,892	0.4
48,300		Equifax, Inc.	4,491,900	0.5
53,700		Expeditors International Washington, Inc.	2,587,266	0.3
53,300		Fastenal Co.	2,208,485	0.2
66,900		Flowserve Corp.	3,779,181	0.4
71,200		Fortune Brands Home & Security, Inc.	3,380,576	0.4
35,100	@,L	Generac Holdings, Inc.	1,709,019	0.2
25,500	@	Genesee & Wyoming, Inc.	2,459,220	0.3
51,600		Graco, Inc.	3,723,456	0.4
64,500	@	Hertz Global Holdings, Inc.	1,398,360	0.2
34,100		Hubbell, Inc.	3,738,042	0.4
29,600		IDEX Corp.	2,244,568	0.2
48,300	@	IHS, Inc.	5,494,608	0.6
30,700	@	Jacobs Engineering Group, Inc.	1,386,412	0.2
44,300		JB Hunt Transport Services, Inc.	3,782,999	0.4
37,800		Kansas City Southern	3,858,624	0.4
60,100		KAR Auction Services, Inc.	2,279,593	0.3
23,900	L	Landstar System, Inc.	1,584,570	0.2
42,400		Manpower, Inc.	3,652,760	0.4
17,800		Middleby Corp.	1,827,170	0.2
50,700		Nielsen Holdings NV	2,259,699	0.2
19,800		Nordson Corp.	1,551,132	0.2
33,100		Paccar, Inc.	2,089,934	0.2
47,000		Pall Corp.	4,718,330	0.5
46,800	@	Quanta Services, Inc.	1,335,204	0.1
106,200		Rexnord Corp.	2,834,478	0.3
88,400	L	Ritchie Brothers Auctioneers, Inc.	2,204,696	0.2
41,700		Robert Half International, Inc.	2,523,684	0.3
36,700		Roper Industries, Inc.	6,312,400	0.7
130,500	@	Sensata Technologies Holdings N.V.	7,497,225	0.8
24,500		Snap-On, Inc.	3,602,970	0.4
147,800		Southwest Airlines Co.	6,547,540	0.7
39,700		Spirit Airlines, Inc.	3,071,192	0.3
12,700	@	Stericycle, Inc.	1,783,461	0.2
45,000		Terex Corp.	1,196,550	0.1
112,000		Textron, Inc.	4,964,960	0.6
13,800		Towers Watson & Co.	1,824,153	0.2
21,000		TransDigm Group, Inc.	4,593,120	0.5
76,100	@	United Continental Holdings, Inc.	5,117,725	0.6
13,900	L	Valmont Industries, Inc.	1,708,032	0.2
82,100	@	Verisk Analytics, Inc.	5,861,940	0.6
18,600	@	WABCO Holdings, Inc.	2,285,568	0.3
47,200		Wabtec Corp.	4,484,472	0.5
36,000		Waste Connections, Inc.	1,733,040	0.2
18,100		WW Grainger, Inc.	4,268,161	0.5
74,600		Xylem, Inc.	2,612,492	0.3
			176,002,600	19.5

		Information Technology: 18.6%
42,900		Akamai Technologies, Inc.	3,047,830	0.3
8,600		Alliance Data Systems Corp.	2,547,750	0.3
145,600		Altera Corp.	6,247,696	0.7
82,600		Amphenol Corp.	4,867,618	0.5
20,100	@	Ansys, Inc.	1,772,619	0.2
99,000		ARM Holdings PLC ADR	4,880,700	0.5
6,856	@	Atlassian, Inc. - Class A Restricted	130,264	0.0
4,723	@	Atlassian, Inc. - Class A Unrestricted	89,737	0.0
12,036	@	Atlassian, Inc. - Series 1 Restricted	228,684	0.0
32,225	@	Atlassian, Inc. - Series 2 Restricted	612,275	0.1
29,300	@	Autodesk, Inc.	1,718,152	0.2
21,000	@	Check Point Software Technologies	1,721,370	0.2
45,800	@	Cognex Corp.	2,271,222	0.3
107,100	@	CoreLogic, Inc.	3,777,417	0.4
35,400		DealerTrack Holdings, Inc.	1,363,608	0.2
44,255	@	Dropbox, Inc. - Class A	845,324	0.1
19,495	@	Dropbox, Inc. - Class B	372,378	0.0
29,300	@	EPAM Systems, Inc.	1,795,797	0.2
13,306		Equinix, Inc.	3,098,302	0.3
19,200	@	F5 Networks, Inc.	2,206,848	0.2
11,500		Factset Research Systems, Inc.	1,830,800	0.2
22,900		FEI Co.	1,748,186	0.2
94,900		Fidelity National Information Services, Inc.	6,458,894	0.7
65,200	@	Fiserv, Inc.	5,176,880	0.6
56,400	@	Fortinet, Inc.	1,971,180	0.2
58,500	@	Gartner, Inc.	4,905,225	0.5
77,600	@	Genpact Ltd.	1,804,200	0.2
36,600		Global Payments, Inc.	3,355,488	0.4
42,700		Guidewire Software, Inc.	2,246,447	0.3

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
53,800		Intuit, Inc.	$5,216,448	0.6
27,400	@,L	IPG Photonics Corp.	2,539,980	0.3
34,950		Keysight Technologies, Inc.	1,298,393	0.1
43,100		KLA-Tencor Corp.	2,512,299	0.3
36,800	@	LendingClub Corp.	723,120	0.1
68,800		Linear Technology Corp.	3,219,840	0.4
25,700	@	LinkedIn Corp.	6,421,402	0.7
15,300		Mercadolibre, Inc.	1,874,556	0.2
41,900		Microchip Technology, Inc.	2,048,910	0.2
57,800	@	Mobileye NV	2,429,334	0.3
25,100		Motorola Solutions, Inc.	1,673,417	0.2
31,100	@	NetSuite, Inc.	2,884,836	0.3
17,900		Palo Alto Networks, Inc.	2,614,832	0.3
41,000		Paychex, Inc.	2,034,215	0.2
43,400	@	Rackspace Hosting, Inc.	2,239,006	0.3
93,700	@	Red Hat, Inc.	7,097,775	0.8
34,600		Sandisk Corp.	2,201,252	0.2
74,200	@	ServiceNow, Inc.	5,845,476	0.7
49,000		Skyworks Solutions, Inc.	4,816,210	0.5
26,600		Solera Holdings, Inc.	1,374,156	0.2
31,900	@	Splunk, Inc.	1,888,480	0.2
16,400	@,L	Stratasys Ltd.	865,592	0.1
22,800	@	Tableau Software, Inc.	2,109,456	0.2
100,300	@	Trimble Navigation Ltd.	2,527,560	0.3
118,200	@	Twitter, Inc.	5,919,456	0.7
130,800		Vantiv, Inc.	4,931,160	0.5
75,100	@	VeriSign, Inc.	5,029,447	0.6
18,699		WEX, Inc.	2,007,525	0.2
37,647	@	Workday, Inc.	3,177,783	0.4
73,600		Xilinx, Inc.	3,113,280	0.3
21,000	@,L	Zillow Group, Inc.	2,106,300	0.2
			167,834,387	18.6

		Materials: 5.9%
37,300		Airgas, Inc.	3,957,903	0.4
22,800		Ashland, Inc.	2,902,668	0.3
74,000		Ball Corp.	5,227,360	0.6
27,100		Carpenter Technology Corp.	1,053,648	0.1
87,000		Celanese Corp.	4,859,820	0.5
6,800		CF Industries Holdings, Inc.	1,929,024	0.2
19,300		Compass Minerals International, Inc.	1,798,953	0.2
20,500		Eagle Materials, Inc.	1,712,980	0.2
166,700		Eldorado Gold Corp.	765,153	0.1
29,882		FMC Corp.	1,710,744	0.2
5,800		NewMarket Corp.	2,771,240	0.3
64,800		RPM International, Inc.	3,109,752	0.3
30,200		Sherwin-Williams Co.	8,591,900	1.0
82,500		Silver Wheaton Corp.	1,569,150	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	967,250	0.1
103,700	@	Stillwater Mining Co	1,339,804	0.2
53,900		Valspar Corp.	4,529,217	0.5
52,800		Vulcan Materials Co.	4,451,040	0.5
			53,247,606	5.9

		Telecommunication Services: 1.2%
74,650		SBA Communications Corp.	8,741,515	1.0
72,700	@	T-Mobile US, Inc.	2,303,863	0.2
			11,045,378	1.2

		Utilities: 0.3%
59,600		NiSource, Inc.	2,631,936	0.3

	Total Common Stock
	(Cost $585,917,893)		892,720,350	99.0

PREFERRED STOCK: 0.8%
		Financials: 0.1%
44,396	@	WeWork Companies, Inc. - Series D-1	739,246	0.1
34,882	@	WeWork Companies, Inc. - Series D-2	580,827	0.0
			1,320,073	0.1

		Information Technology: 0.7%
32,391	@	AirBNB, Inc. - Series D	1,318,735	0.1
24,667	@	Atlassian, Inc. - Class A Unrestricted	468,673	0.1
23,831	@	Atlassian, Inc. - Series A	452,789	0.0
24,209	@	Dropbox, Inc. - Series A	462,421	0.1
118,921	@	Dropbox, Inc. - Series A-1	2,271,534	0.3
8,859	@	Flipkart - Series G	1,060,954	0.1
			6,035,106	0.7

	Total Preferred Stock
	(Cost $5,770,926)		7,355,179	0.8

	Total Long-Term Investments
	(Cost $591,688,819)		900,075,529	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 2.8%
1,245,531	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,245,535, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $1,270,442, due 06/01/16-03/01/45)	1,245,531	0.1

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
5,916,860	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $5,916,889, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,035,197, due 02/15/16-03/01/48)	$5,916,860	0.7
5,916,860	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $5,916,896, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $6,035,197, due 08/15/17-02/15/42)	5,916,860	0.7
5,916,860	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $5,916,881, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $6,035,197, due 08/18/15-10/20/64)	5,916,860	0.7
5,916,860	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $5,916,897, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $6,035,418, due 04/15/16-01/15/29)	5,916,860	0.6
		24,912,971	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,952,927	T. Rowe Price Reserve Investment Fund, 0.037%††
	(Cost $1,952,927)	1,952,927	0.2

	Total Short-Term Investments
	(Cost $26,865,898)	26,865,898	3.0

	Total Investments in Securities (Cost $618,554,717)	$926,941,427	102.8
	Liabilities in Excess of Other Assets	(25,408,608)	(2.8)
	Net Assets	$901,532,819	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $618,697,327.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$323,889,422
Gross Unrealized Depreciation	(15,645,322)
Net Unrealized Appreciation	$308,244,100

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$192,911,635	$–	$–	$192,911,635
Consumer Staples	45,512,586	–	–	45,512,586
Energy	38,076,028	–	–	38,076,028
Financials	65,203,619	–	148,745	65,352,364
Health Care	140,105,830	–	–	140,105,830
Industrials	176,002,600	–	–	176,002,600
Information Technology	165,555,725	–	2,278,662	167,834,387
Materials	53,247,606	–	–	53,247,606
Telecommunication Services	11,045,378	–	–	11,045,378
Utilities	2,631,936	–	–	2,631,936
Total Common Stock	890,292,943	–	2,427,407	892,720,350
Preferred Stock	–	–	7,355,179	7,355,179
Short-Term Investments	1,952,927	24,912,971	–	26,865,898
Total Investments, at fair value	$892,245,870	$24,912,971	$9,782,586	$926,941,427

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2015.

Investments, at fair value	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	$1,060,960	Market comparable	Enterprise Value to Sales in Multiple/Price to Free Cash Flow	8x-30x	Increase
	1,366,447	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease
	$2,427,407

Preferred Stock	$6,433,717	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease
	921,462	Market comparable	Enterprise Value to Sales in Multiple/Price to Free Cash Flow	8x-30x	Increase
	$7,355,179

* No quantitative unobserable inputs were significant to the fair valuation determination at March 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended March 31, 2015:

	Beginning Balance			Accrued Discounts/	Total Realized	**Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2014	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2015
Asset Table
Investments, at fair value
Common Stock*	$2,427,407	$-	$-	$-	$-	$-	$-	$-	$2,427,407
Preferred Stock*	7,355,179	-	-	-		-	-	-	7,355,179
Total Investments, at value	$9,782,586	$-	$-	$-	$-	$-	$-	$-	$9,782,586

* A security valued at $845,324 was reclassified from Preferred Stock to Common Stock as of March 31, 2015.

** As of March 31, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 24.4%
175,400	@	Amazon.com, Inc.	$65,266,340	4.1
27,100	@	Autozone, Inc.	18,486,536	1.2
112,100		BorgWarner, Inc.	6,779,808	0.4
205,500	@	Carmax, Inc.	14,181,555	0.9
5,300		Chipotle Mexican Grill, Inc.	3,447,862	0.2
31,700	@	Ctrip.com International Ltd. ADR	1,858,254	0.1
101,500		Delphi Automotive PLC	8,093,610	0.5
3,088	@	Flipkart Online Services Pvt. Ltd.	351,328	0.0
1,054	@	Flipkart Online Services Pvt. Ltd., - Series A	119,916	0.0
1,862	@	Flipkart Online Services Pvt. Ltd., - Series C	213,664	0.0
3,462	@	Flipkart Online Services Pvt. Ltd., - Series E	400,663	0.1
467,300		Hanesbrands, Inc.	15,659,223	1.0
143,900		Home Depot, Inc.	16,348,479	1.0
152,700		Las Vegas Sands Corp.	8,404,608	0.5
292,500		Lowe's Cos, Inc.	21,759,075	1.4
756,160	@	MGM Resorts International	15,902,044	1.0
29,400	@	NetFlix, Inc.	12,250,686	0.8
97,100		Nike, Inc.	9,742,043	0.6
141,100	@,L	Pandora Media, Inc.	2,287,231	0.1
41,559	@	Priceline.com, Inc.	48,380,910	3.0
86,100		Ross Stores, Inc.	9,071,496	0.6
175,400		Starbucks Corp.	16,610,380	1.0
82,300	@,L	Tesla Motors, Inc.	15,535,771	1.0
190,200		Tractor Supply Co.	16,178,412	1.0
54,200		Under Armour, Inc.	4,376,650	0.3
592,200	@	Vipshop Holdings Ltd. ADR	17,434,368	1.1
221,400		Walt Disney Co.	23,222,646	1.4
2,719,600	@	Wynn Macau Ltd.	5,877,390	0.3
106,760		Wynn Resorts Ltd.	13,438,949	0.8
			391,679,897	24.4

		Consumer Staples: 2.8%
51,200		Costco Wholesale Corp.	7,756,544	0.5
169,500		CVS Caremark Corp.	17,494,095	1.1
75,800		Estee Lauder Cos., Inc.	6,303,528	0.4
156,500		Walgreens Boots Alliance, Inc.	13,252,420	0.8
			44,806,587	2.8

		Energy: 2.3%
19,100		Concho Resources, Inc.	2,214,072	0.1
112,700		Continental Resources, Inc.	4,921,609	0.3
28,700		EOG Resources, Inc.	2,631,503	0.2
113,200		EQT Corp.	9,380,884	0.6
61,100		Pioneer Natural Resources Co.	9,990,461	0.6
142,581		Range Resources Corp.	7,419,915	0.5
			36,558,444	2.3

		Financials: 6.1%
247,900		American Tower Corp.	23,339,785	1.5
19,900		Blackrock, Inc.	7,280,216	0.4
221,312		Crown Castle International Corp.	18,267,092	1.1
48,100		Intercontinental Exchange, Inc.	11,220,287	0.7
499,100		Morgan Stanley	17,812,879	1.1
144,600		State Street Corp.	10,632,438	0.7
244,700		TD Ameritrade Holding Corp.	9,117,522	0.6
			97,670,219	6.1

		Health Care: 21.4%
125,431	@	Actavis PLC	37,330,774	2.3
141,100	@	Alexion Pharmaceuticals, Inc.	24,452,630	1.5
57,200		Anthem, Inc.	8,832,252	0.6
76,800	@	Biogen, Inc.	32,428,032	2.0
81,400		BioMarin Pharmaceutical, Inc.	10,144,068	0.6
215,016		Celgene Corp.	24,787,045	1.5
339,400	@	Gilead Sciences, Inc.	33,305,322	2.1
81,600		Humana, Inc.	14,526,432	0.9
124,500	@	Incyte Corp., Ltd.	11,411,670	0.7
38,600	@	Intuitive Surgical, Inc.	19,494,158	1.2
156,700		McKesson Corp.	35,445,540	2.2
77,000	@	Pharmacyclics, Inc.	19,708,150	1.2
27,600	@	Regeneron Pharmaceuticals, Inc.	12,460,848	0.8
118,000		UnitedHealth Group, Inc.	13,958,220	0.9
174,600	@	Valeant Pharmaceuticals International, Inc. - USD	34,679,052	2.2
92,500	@	Vertex Pharmaceuticals, Inc.	10,912,225	0.7
			343,876,418	21.4

		Industrials: 12.2%
575,100		American Airlines Group, Inc.	30,353,778	1.9
187,100		Boeing Co.	28,079,968	1.8
402,900		Danaher Corp.	34,206,210	2.1
70,200		FedEx Corp.	11,614,590	0.7
154,200		Flowserve Corp.	8,710,758	0.5
78,300		JB Hunt Transport Services, Inc.	6,686,429	0.4
111,500		Precision Castparts Corp.	23,415,000	1.5
104,700		Roper Industries, Inc.	18,008,400	1.1
189,600		Tyco International Plc	8,164,176	0.5
201,640	@	United Continental Holdings, Inc.	13,560,290	0.9
136,200		Wabtec Corp.	12,940,362	0.8
			195,739,961	12.2

		Information Technology: 26.8%
279,792	@	Alibaba Group Holding Ltd. ADR	23,289,886	1.4
387,000		Apple, Inc.	48,154,410	3.0
61,900		ASML Holding NV-NY REG	6,253,757	0.4
124,500	@	Baidu.com ADR	25,945,800	1.6
143,343	@	Dropbox, Inc. - Class A	2,738,023	0.2

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
467,500		Facebook, Inc.	$38,435,512	2.4
81,700	@	Fiserv, Inc.	6,486,980	0.4
76,050		Google, Inc. - Class A	42,184,935	2.6
80,750		Google, Inc. - Class C	44,251,000	2.8
50,800	@	LinkedIn Corp.	12,692,888	0.8
84,501	@	LivingSocial.com	21,971	0.0
390,400		Mastercard, Inc.	33,726,656	2.1
142,200	@	Mobileye NV	5,976,666	0.4
78,200	@	NetSuite, Inc.	7,253,832	0.5
6,155		NAVER Corp.	3,713,332	0.2
28,200		Palo Alto Networks, Inc.	4,119,456	0.3
143,100	@	Red Hat, Inc.	10,839,825	0.7
347,564	@	Salesforce.com, Inc.	23,220,751	1.4
85,300		Sandisk Corp.	5,426,786	0.3
104,900	@	ServiceNow, Inc.	8,264,022	0.5
694,400		Tencent Holdings Ltd.	13,186,598	0.8
226,500	@	Twitter, Inc.	11,343,120	0.7
705,600		Visa, Inc.	46,153,296	2.9
78,300	@	Workday, Inc.	6,609,303	0.4
			430,288,805	26.8

		Materials: 2.3%
61,500		Ashland, Inc.	7,829,565	0.5
124,000		Du Pont E I de Nemours & Co.	8,862,280	0.6
37,500		Martin Marietta Materials, Inc.	5,242,500	0.3
49,700		Sherwin-Williams Co.	14,139,650	0.9
			36,073,995	2.3

	Total Common Stock
	(Cost $1,055,532,591)		1,576,694,326	98.3

PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
59,241	@	AirBNB, Inc. - Series D	2,411,880	0.1
16,556	@	Flipkart - Series G	1,982,747	0.1

	Total Preferred Stock
	(Cost $4,394,627)		4,394,627	0.2

	Total Long-Term Investments
	(Cost $1,059,927,218)		1,581,088,953	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 1.1%
884,840	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $884,843, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $902,537, due 06/01/16-03/01/45)	884,840	0.0
4,203,358	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $4,203,379, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,287,425, due 02/15/16-03/01/48)	4,203,358	0.3
4,203,358	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $4,203,383, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $4,287,425, due 08/15/17-02/15/42)	4,203,358	0.3
4,203,358	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $4,203,373, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $4,287,425, due 08/18/15-10/20/64)	4,203,358	0.3
4,203,358	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $4,203,384, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,287,582, due 04/15/16-01/15/29)	4,203,358	0.2
		17,698,272	1.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
29,624,000	T. Rowe Price Reserve Investment Fund, 0.037%††
	(Cost $29,624,000)	$29,624,000	1.9

	Total Short-Term Investments
	(Cost $47,322,272)	47,322,272	3.0

	Total Investments in Securities (Cost $1,107,249,490)	$1,628,411,225	101.5
	Liabilities in Excess of Other Assets	(24,775,175)	(1.5)
	Net Assets	$1,603,636,050	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $1,109,115,524.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$542,897,306
Gross Unrealized Depreciation	(23,601,605)
Net Unrealized Appreciation	$519,295,701

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$384,716,936	$5,877,390	$1,085,571	$391,679,897
Consumer Staples	44,806,587	–	–	44,806,587
Energy	36,558,444	–	–	36,558,444
Financials	97,670,219	–	–	97,670,219
Health Care	343,876,418	–	–	343,876,418
Industrials	195,739,961	–	–	195,739,961
Information Technology	410,628,881	16,899,930	2,759,994	430,288,805
Materials	36,073,995	–	–	36,073,995
Total Common Stock	1,550,071,441	22,777,320	3,845,565	1,576,694,326
Preferred Stock	–	–	4,394,627	4,394,627
Short-Term Investments	29,624,000	17,698,272	–	47,322,272
Total Investments, at fair value	$1,579,695,441	$40,475,592	$8,240,192	$1,628,411,225

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Australia: 0.5%
1,820,998	@	Qantas Airways Ltd.	$4,319,230	0.5

		Brazil: 0.2%
345,617	@,L	Petroleo Brasileiro SA ADR	2,077,158	0.2

		Canada: 0.9%
1,054,600	L	Talisman Energy, Inc. - TSX	8,085,086	0.9

		China: 6.2%
2,585,000		China Life Insurance Co., Ltd.	11,363,033	1.3
774,500		China Mobile Ltd.	10,093,589	1.2
1,559,000		China Shenhua Energy Co., Ltd.	3,976,540	0.5
4,266,600	L	China South Locomotive and Rolling Stock Corp.	5,635,490	0.6
21,246,000		China Telecom Corp., Ltd.	13,582,822	1.6
4,230,000		Kunlun Energy Co. Ltd.	4,108,420	0.5
1,176,000	@	Weichai Power Co. Ltd.	4,534,095	0.5
			53,293,989	6.2

		France: 12.6%
546,136		AXA S.A.	13,745,742	1.6
273,888		BNP Paribas	16,664,931	2.0
191,520		Cie de Saint-Gobain	8,409,094	1.0
140,074		Cie Generale des Etablissements Michelin	13,929,597	1.6
638,860		Credit Agricole SA	9,387,985	1.1
137,452		GDF Suez	2,713,708	0.3
228,121		Sanofi	22,528,925	2.6
71,310		Technip S.A.	4,313,368	0.5
242,964		Total S.A.	12,076,967	1.4
177,530		Vivendi	4,407,660	0.5
			108,177,977	12.6

		Germany: 11.7%
114,661		Bayer AG	17,155,040	2.0
129,840		Deutsche Boerse AG	10,596,066	1.2
144,348		Deutsche Post AG	4,497,128	0.5
292,476		E.ON AG	4,348,787	0.5
156,915		HeidelbergCement AG	12,409,152	1.4
569,995		Infineon Technologies AG	6,781,165	0.8
147,358		Merck KGaA	16,491,923	1.9
193,800	L	Metro AG	6,567,825	0.8
34,327		Muenchener Rueckversicherungs-Gesellschaft AG	7,376,232	0.9
58,986		SAP SE	4,263,336	0.5
95,240		Siemens AG	10,300,561	1.2
			100,787,215	11.7

		Hong Kong: 3.1%
1,268,500		AIA Group Ltd.	7,964,259	0.9
228,400		Cheung Kong Holdings Ltd. ADR	4,611,396	0.5
710,000		Hutchison Whampoa Ltd.	9,841,206	1.2
6,871,000		Noble Group Ltd.	4,602,451	0.5
			27,019,312	3.1

		India: 1.2%
496,486		Housing Development Finance Corp.	10,438,699	1.2

		Israel: 1.8%
253,929		Teva Pharmaceutical Industries Ltd. ADR	15,819,777	1.8

		Italy: 3.2%
680,187		ENI S.p.A.	11,772,728	1.4
1,637,488		Intesa Sanpaolo S.p.A.	5,557,617	0.6
1,493,810		UniCredit SpA	10,129,921	1.2
			27,460,266	3.2

		Japan: 7.1%
822,200		Itochu Corp.	8,897,749	1.0
307,800	L	Nikon Corp.	4,127,147	0.5
1,282,100		Nissan Motor Co., Ltd.	13,039,666	1.5
240,400		Suntory Beverage & Food Ltd.	10,293,717	1.2
1,040,000		Toshiba Corp.	4,357,666	0.5
213,900		Toyota Motor Corp.	14,931,017	1.8
154,300		Trend Micro, Inc.	5,084,263	0.6
			60,731,225	7.1

		Netherlands: 6.3%
192,108		Akzo Nobel NV	14,525,155	1.7
150,904	@	Qiagen NV	3,786,831	0.4
360,976		Royal Dutch Shell PLC - Class B	11,244,468	1.3
216,195		Koninklijke Philips NV	6,133,421	0.7
374,301	@,L	SBM Offshore NV	4,652,244	0.6
1,321,130		TNT Express NV	8,391,522	1.0
121,810		Unilever NV	5,090,123	0.6
			53,823,764	6.3

		Norway: 1.8%
166,074		Statoil ASA	2,936,422	0.3
627,793	L	Telenor ASA	12,669,105	1.5
			15,605,527	1.8

		Portugal: 0.7%
564,750		Galp Energia SGPS SA	6,107,359	0.7

		Russia: 0.8%
392,715		MMC Norilsk Nickel ADR	6,970,691	0.8

		Singapore: 3.0%
886,582		DBS Group Holdings Ltd.	13,146,110	1.5
3,902,000		Singapore Telecommunications Ltd.	12,451,433	1.5
			25,597,543	3.0

		South Korea: 5.5%
171,216		Hana Financial Group, Inc.	4,428,932	0.5
26,854		Hyundai Mobis	5,948,311	0.7

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
247,680		KB Financial Group, Inc. ADR	$8,703,475	1.0
58,716		POSCO ADR	3,209,417	0.4
17,817		POSCO	3,894,226	0.5
32,501		Samsung Electronics Co., Ltd. GDR	20,903,330	2.4
			47,087,691	5.5

		Spain: 2.0%
178,256	@	Repsol YPF S.A.	3,318,285	0.4
948,067		Telefonica S.A.	13,490,474	1.6
			16,808,759	2.0

		Sweden: 1.3%
364,710	L	Telefonaktiebolaget LM Ericsson	4,578,913	0.5
282,620	L	Getinge AB	6,983,201	0.8
			11,562,114	1.3

		Switzerland: 7.0%
553,081		Credit Suisse Group AG	14,880,062	1.7
122,547		Novartis AG	12,095,449	1.4
72,606		Roche Holding AG - Genusschein	19,951,555	2.3
142,055		Swiss Re Ltd.	13,702,336	1.6
			60,629,402	7.0

		Taiwan: 0.5%
948,251	@	Taiwan Semiconductor Manufacturing Co., Ltd.	4,407,055	0.5

		Thailand: 0.3%
388,300	@	Bangkok Bank PCL - Foreign	2,198,233	0.3

		United Kingdom: 19.8%
1,446,095		Aviva PLC	11,572,878	1.3
1,403,493		BAE Systems PLC	10,876,410	1.3
2,345,820		Barclays PLC	8,467,264	1.0
1,593,584		BP PLC	10,329,827	1.2
609,930		Sky PLC	8,973,242	1.0
482,904		CRH PLC - London	12,546,820	1.5
821,996		GlaxoSmithKline PLC	18,922,217	2.2
1,466,000		HSBC Holdings PLC	12,545,700	1.5
2,809,874		Kingfisher PLC	15,853,445	1.8
7,476,467		Lloyds TSB Group PLC	8,666,216	1.0
1,730,630		Marks & Spencer Group PLC	13,687,265	1.6
430,980		Petrofac Ltd.	6,067,376	0.7
702,723		Rexam PLC	6,022,550	0.7
475,511		Standard Chartered PLC	7,701,681	0.9
2,612,090	@	Tesco PLC	9,323,960	1.1
2,762,541		Vodafone Group PLC	9,039,893	1.0
			170,596,744	19.8

	Total Common Stock
	(Cost $670,374,796)		839,604,816	97.5

RIGHTS: 0.0%
		Spain: 0.0%
948,067	@	Telefonica SA	152,911	0.0

	Total Rights
	(Cost $–)		152,911	0.0

	Total Long-Term Investments
	(Cost $670,374,796)		839,757,727	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	U.S. Government Agency Obligations: 0.7%
6,000,000	Freddie Mac Discount Notes, 0.060%, 04/01/15
	(Cost $6,000,000)	6,000,000	0.7

	Securities Lending Collateralcc: 3.1%
1,330,893	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,330,898, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $1,357,511, due 06/01/16-03/01/45)	1,330,893	0.2
6,322,310	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $6,322,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,448,756, due 02/15/16-03/01/48)	6,322,310	0.7
6,322,310	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $6,322,336, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,448,756, due 06/01/15-04/01/45)	6,322,310	0.7

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
6,322,310	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $6,322,348, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $6,448,756, due 08/15/17-02/15/42)	$6,322,310	0.8
6,322,310	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $6,322,333, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $6,448,756, due 08/18/15-10/20/64)	6,322,310	0.7
		26,620,133	3.1

	Total Short-Term Investments
	(Cost $32,620,133)	32,620,133	3.8

	Total Investments in Securities (Cost $702,994,929)	$872,377,860	101.3
	Liabilities in Excess of Other Assets	(10,845,840)	(1.3)
	Net Assets	$861,532,020	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $705,439,583.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$231,132,697
Gross Unrealized Depreciation	(64,194,420)
Net Unrealized Appreciation	$166,938,277

Sector Diversification	Percentage of Net Assets
Financials	24.8%
Health Care	15.4
Energy	10.6
Consumer Discretionary	10.5
Industrials	10.5
Telecommunication Services	8.9
Materials	7.0
Information Technology	5.3
Consumer Staples	3.7
Utilities	0.8
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,319,230	$–	$4,319,230
Brazil	2,077,158	–	–	2,077,158
Canada	8,085,086	–	–	8,085,086
China	–	53,293,989	–	53,293,989
France	–	108,177,977	–	108,177,977
Germany	–	100,787,215	–	100,787,215
Hong Kong	4,611,396	22,407,916	–	27,019,312
India	–	10,438,699	–	10,438,699
Israel	15,819,777	–	–	15,819,777
Italy	–	27,460,266	–	27,460,266
Japan	–	60,731,225	–	60,731,225
Netherlands	–	53,823,764	–	53,823,764
Norway	–	15,605,527	–	15,605,527
Portugal	–	6,107,359	–	6,107,359
Russia	6,970,691	–	–	6,970,691
Singapore	–	25,597,543	–	25,597,543
South Korea	11,912,892	35,174,799	–	47,087,691
Spain	–	16,808,759	–	16,808,759
Sweden	–	11,562,114	–	11,562,114
Switzerland	–	60,629,402	–	60,629,402
Taiwan	–	4,407,055	–	4,407,055
Thailand	–	–	–	2,198,233
United Kingdom	–	170,596,744	–	170,596,744
Total Common Stock	49,477,000	787,929,583	–	839,604,816
Rights	152,911	–	–	152,911
Short-Term Investments	–	32,620,133	–	32,620,133
Total Investments, at fair value	$49,629,911	$820,549,716	$–	$872,377,860

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2015

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 99.0%
	Shares	Value

CONSUMER DISCRETIONARY – 14.6%
Automobiles – 0.2%
Harley-Davidson, Inc.	636,000	$38,630,640
Diversified Consumer Services – 0.6%
2U, Inc.	34,958	894,226
H&R Block, Inc.	3,368,157	108,016,795
		108,911,021
Hotels, Restaurants & Leisure – 3.8%
ARAMARK Holdings Corp.	862,000	27,265,060
Extended Stay America, Inc. unit	6,480,927	126,572,504
McDonald's Corp.	2,273,484	221,528,281
Panera Bread Co. Class A (a)	845,997	135,355,290
Starbucks Corp.	2,068,400	195,877,480
Wynn Resorts Ltd.	456,400	57,451,632
		764,050,247
Internet & Catalog Retail – 2.7%
Amazon.com, Inc. (a)	157,900	58,754,590
Ctrip.com International Ltd. sponsored ADR (a)	791,734	46,411,447
Liberty Interactive Corp. Series A (a)	6,815,006	198,930,025
Priceline Group, Inc. (a)	144,148	167,809,894
Travelport Worldwide Ltd. (d)	3,618,840	60,434,628
		532,340,584
Media – 3.6%
Comcast Corp. Class A	630,006	35,576,439
DIRECTV (a)	717,619	61,069,377
DreamWorks Animation SKG, Inc. Class A (a)(d)	3,099,117	74,998,631
Legend Pictures LLC (a)(f)(g)	2,062	4,953,563
Liberty Media Corp. Class C (a)	3,836,800	146,565,760
Manchester United PLC (a)	1,849,700	29,428,727
The Madison Square Garden Co. Class A (a)	2,576,357	218,088,620
Time Warner Cable, Inc.	43,800	6,564,744
Twenty-First Century Fox, Inc. Class A	4,111,107	139,119,861
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	3,035,736
		719,401,458
Multiline Retail – 1.5%
B&M European Value Retail S.A.	16,384,767	75,953,635
Dollar General Corp.	2,991,820	225,523,392
Poundland Group PLC	385,222	2,084,607
		303,561,634
Specialty Retail – 0.8%
GameStop Corp. Class A	53,300	2,023,268
Michaels Companies, Inc.	1,518,272	41,084,440
TJX Companies, Inc.	1,764,807	123,624,730
		166,732,438
Textiles, Apparel & Luxury Goods – 1.4%
lululemon athletica, Inc. (a)	807,962	51,725,727

	Shares	Value

NIKE, Inc. Class B	1,984,835	$199,138,496
PVH Corp.	205,000	21,844,800
		272,709,023

TOTAL CONSUMER DISCRETIONARY		2,906,337,045

CONSUMER STAPLES – 9.2%
Beverages – 1.8%
Anheuser-Busch InBev SA NV	230,171	28,118,930
Coca-Cola Icecek Sanayi A/S	325,515	5,504,890
Diageo PLC sponsored ADR	204,942	22,660,437
Embotelladora Andina SA sponsored ADR	403,527	6,073,081
Monster Beverage Corp. (a)	330,310	45,713,252
Pernod Ricard SA	118,079	13,985,134
Remy Cointreau SA	50,045	3,686,046
The Coca-Cola Co.	5,487,106	222,502,148
		348,243,918
Food & Staples Retailing – 2.3%
CVS Health Corp.	2,000,464	206,467,889
Kroger Co.	1,543,482	118,323,330
Sysco Corp.	1,389,396	52,421,911
Wal-Mart Stores, Inc.	623,091	51,249,235
Whole Foods Market, Inc.	674,200	35,112,336
		463,574,701
Food Products – 1.4%
Bunge Ltd.	488,512	40,233,848
Keurig Green Mountain, Inc.	380,419	42,504,215
Mead Johnson Nutrition Co. Class A	1,031,689	103,715,695
Mondelez International, Inc.	744,500	26,869,005
Nestle SA	255,697	19,254,608
The Hershey Co.	489,290	49,374,254
		281,951,625
Household Products – 1.4%
Colgate-Palmolive Co.	674,300	46,755,962
Procter & Gamble Co.	2,774,484	227,341,219
		274,097,181
Personal Products – 0.2%
Estee Lauder Companies, Inc. Class A	482,000	40,083,120
L'Oreal SA	31,600	5,822,113
		45,905,233
Tobacco – 2.1%
Altria Group, Inc.	4,013,854	200,772,977
British American Tobacco PLC sponsored ADR	1,985,379	206,022,779
Souza Cruz SA	703,000	5,594,836
		412,390,592

TOTAL CONSUMER STAPLES		1,826,163,250

Quarterly Report	2

Common Stocks – continued
	Shares	Value

ENERGY – 8.0%
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	280,300	$17,821,474
C&J Energy Services Ltd. (a)	1,211,739	13,486,655
Dril-Quip, Inc. (a)	255,392	17,466,259
Halliburton Co.	2,047,082	89,825,958
Independence Contract Drilling, Inc.	1,223,029	8,524,512
Oceaneering International, Inc.	547,362	29,519,233
Schlumberger Ltd.	668,300	55,762,952
		232,407,043
Oil, Gas & Consumable Fuels – 6.9%
Anadarko Petroleum Corp.	1,666,252	137,982,328
Apache Corp.	640,300	38,629,299
BG Group PLC	1,962,636	24,088,880
Cabot Oil & Gas Corp.	1,512,135	44,653,347
Chevron Corp.	2,762,400	289,996,752
Cimarex Energy Co.	610,400	70,250,936
Columbia Pipeline Partners LP	495,706	13,726,099
EOG Resources, Inc.	955,874	87,644,087
EP Energy Corp. (a)(d)	1,744,389	18,281,197
Exxon Mobil Corp.	2,049,702	174,224,670
Kinder Morgan, Inc.	2,818,143	118,531,095
Memorial Resource Development Corp.	1,397,200	24,786,328
Noble Energy, Inc.	2,065,200	100,988,280
Parsley Energy, Inc. Class A (d)	1,032,551	16,500,165
Phillips 66 Co.	1,261,439	99,149,105
PrairieSky Royalty Ltd. (d)	715,750	16,885,721
SM Energy Co.	181,000	9,354,080
Suncor Energy, Inc.	2,405,495	70,291,240
Valero Energy Partners LP	365,900	17,709,560
		1,373,673,169

TOTAL ENERGY		1,606,080,212

FINANCIALS – 15.8%
Banks – 7.1%
Bank of America Corp.	22,522,114	346,615,334
Citigroup, Inc.	7,622,350	392,703,472
Huntington Bancshares, Inc.	8,023,981	88,664,990
JPMorgan Chase & Co.	5,054,106	306,177,741
SunTrust Banks, Inc.	1,135,425	46,654,613
Synovus Financial Corp.	964,323	27,010,687
U.S. Bancorp	4,653,444	203,215,899
		1,411,042,736
Capital Markets – 2.4%
Ameriprise Financial, Inc.	323,043	42,266,946
Artisan Partners Asset Management, Inc.	224,900	10,223,954
BlackRock, Inc. Class A	273,013	99,879,076
E*TRADE Financial Corp. (a)	1,553,878	44,370,986
Goldman Sachs Group, Inc.	804,400	151,203,068

	Shares	Value

Invesco Ltd.	565,857	$22,458,864
Northern Trust Corp.	510,764	35,574,713
Oaktree Capital Group LLC Class A	331,134	17,106,382
State Street Corp.	345,200	25,382,556
The Blackstone Group LP	743,437	28,912,265
		477,378,810
Consumer Finance – 2.2%
Capital One Financial Corp.	4,091,948	322,527,341
Navient Corp.	2,174,576	44,209,130
SLM Corp.	4,685,976	43,485,857
Springleaf Holdings, Inc. (a)	726,000	37,585,020
		447,807,348
Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	47	10,222,500
Class B (a)	555,400	80,155,328
IntercontinentalExchange Group, Inc.	209,509	48,872,164
KBC Ancora (a)	401,778	13,768,216
		153,018,208
Insurance – 1.5%
Direct Line Insurance Group PLC	7,526,800	35,617,164
Fairfax Financial Holdings Ltd. (sub. vtg.)	50,586	28,357,396
Marsh & McLennan Companies, Inc.	1,098,070	61,590,746
MetLife, Inc.	892,387	45,110,163
Principal Financial Group, Inc.	688,800	35,383,656
The Chubb Corp.	809,200	81,810,120
Unum Group	627,800	21,175,694
		309,044,939
Real Estate Investment Trusts – 1.4%
Altisource Residential Corp. Class B	1,891,182	39,450,057
American Tower Corp.	262,900	24,752,035
Boston Properties, Inc.	403,400	56,669,632
Digital Realty Trust, Inc.	835,700	55,122,772
Duke Realty LP	919,400	20,015,338
InfraReit, Inc.	197,600	5,649,384
Outfront Media, Inc.	420,614	12,584,771
Sun Communities, Inc.	772,269	51,525,788
The Macerich Co.	93,800	7,910,154
		273,679,931
Real Estate Management & Development – 0.4%
CBRE Group, Inc. (a)	1,971,489	76,316,339
Thrifts & Mortgage Finance – 0.0%
Ocwen Financial Corp. (a)(d)	678,600	5,598,450

TOTAL FINANCIALS		3,153,886,761

HEALTH CARE – 15.3%
Biotechnology – 4.8%
Actelion Ltd.	29,477	3,415,425
Alexion Pharmaceuticals, Inc. (a)	589,332	102,131,236
Amgen, Inc.	1,118,120	178,731,482

3	Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Biotechnology – continued
Biogen, Inc. (a)	420,831	$177,691,681
BioMarin Pharmaceutical, Inc. (a)	455,793	56,800,924
Celgene Corp. (a)	1,363,900	157,230,392
Cellectis SA sponsored ADR	59,900	2,071,941
Gilead Sciences, Inc. (a)	2,146,361	210,622,405
Vertex Pharmaceuticals, Inc. (a)	521,000	61,462,370
		950,157,856
Health Care Equipment & Supplies – 2.9%
Boston Scientific Corp. (a)	7,889,349	140,035,945
Edwards Lifesciences Corp. (a)	266,242	37,928,835
Medtronic PLC	3,019,890	235,521,221
Quidel Corp. (a)(d)	439,231	11,850,452
The Cooper Companies, Inc.	352,420	66,050,556
Zimmer Holdings, Inc.	665,200	78,174,304
		569,561,313
Health Care Providers & Services – 2.8%
Brookdale Senior Living, Inc. (a)	1,202,233	45,396,318
Cigna Corp.	1,031,526	133,520,725
HCA Holdings, Inc. (a)	931,814	70,100,367
Henry Schein, Inc. (a)	337,441	47,113,512
McKesson Corp.	786,700	177,951,540
UnitedHealth Group, Inc.	762,100	90,148,809
		564,231,271
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	1,253,700	52,091,235
Fluidigm Corp. (a)	312,345	13,149,725
Thermo Fisher Scientific, Inc.	875,113	117,562,680
		182,803,640
Pharmaceuticals – 3.9%
AbbVie, Inc.	464,021	27,163,789
Actavis PLC (a)	829,052	246,742,456
Bristol-Myers Squibb Co.	2,849,405	183,786,623
Endo Health Solutions, Inc. (a)	316,600	28,399,020
Mallinckrodt PLC (a)	540,700	68,479,655
Merck & Co., Inc.	619,105	35,586,155
Roche Holding AG (participation certificate)	138,596	38,085,086
Shire PLC	815,774	65,036,046
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,375,300	85,681,190
		778,960,020

TOTAL HEALTH CARE		3,045,714,100

	Shares	Value

INDUSTRIALS – 9.1%
Aerospace & Defense – 1.3%
Meggitt PLC	9,866,973	$80,282,122
TransDigm Group, Inc.	844,036	184,607,554
		264,889,676
Air Freight & Logistics – 0.6%
FedEx Corp.	652,892	108,020,981
Electrical Equipment – 1.3%
AMETEK, Inc.	5,064,449	266,086,150
Industrial Conglomerates – 2.8%
Danaher Corp.	3,275,221	278,066,263
Roper Industries, Inc.	1,571,256	270,256,032
		548,322,295
Machinery – 1.4%
Deere & Co.	1,322,400	115,961,256
Pall Corp.	938,600	94,226,054
WABCO Holdings, Inc. (a)	532,900	65,482,752
		275,670,062
Professional Services – 0.3%
Verisk Analytics, Inc. (a)	866,249	61,850,179
Road & Rail – 0.9%
J.B. Hunt Transport Services, Inc.	2,152,433	183,807,016
Trading Companies & Distributors – 0.5%
HD Supply Holdings, Inc. (a)	3,342,897	104,147,956

TOTAL INDUSTRIALS		1,812,794,315

INFORMATION TECHNOLOGY – 18.4%
Communications Equipment – 1.7%
Cisco Systems, Inc.	3,612,139	99,424,126
QUALCOMM, Inc.	3,310,335	229,538,629
		328,962,755
Electronic Equipment & Components – 0.4%
Samsung SDI Co. Ltd.	90,320	11,117,636
TE Connectivity Ltd.	776,064	55,581,704
Trimble Navigation Ltd. (a)	880,900	22,198,680
		88,898,020
Internet Software & Services – 4.7%
58.com, Inc. ADR (a)	347,537	18,377,757
Alibaba Group Holding Ltd. sponsored ADR (d)	1,798,700	149,723,788
ChannelAdvisor Corp. (a)	932,595	9,036,846
Cvent, Inc. (a)	1,811,413	50,792,021
Demandware, Inc. (a)	82,460	5,021,814
Facebook, Inc. Class A (a)	2,821,976	232,008,757
Five9, Inc.	1,354,600	7,531,576
Google, Inc. Class C (a)	699,184	383,152,832
HomeAway, Inc. (a)	1,066,362	32,172,142
Opower, Inc. (d)	2,242,240	22,713,891
Twitter, Inc. (a)	170,600	8,543,648
Quarterly Report	4

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Wix.com Ltd. (a)	421,665	$8,079,101
Zoopla Property Group PLC (d)	3,840,858	10,295,434
		937,449,607
IT Services – 0.6%
Fidelity National Information Services, Inc.	187,600	12,768,056
Lionbridge Technologies, Inc. (a)	796,595	4,556,523
Sabre Corp.	2,905,086	70,593,590
Total System Services, Inc.	852,700	32,530,505
		120,448,674
Semiconductors & Semiconductor Equipment – 3.1%
Altera Corp.	799,400	34,302,254
Analog Devices, Inc.	409,100	25,773,300
Broadcom Corp. Class A	336,000	14,547,120
Intel Corp.	2,863,400	89,538,518
Marvell Technology Group Ltd.	12,024,100	176,754,270
Maxim Integrated Products, Inc.	344,100	11,978,121
Micron Technology, Inc. (a)	1,101,400	29,880,982
NVIDIA Corp.	1,555,200	32,542,560
NXP Semiconductors NV (a)	831,659	83,465,297
Qorvo, Inc. (a)	1,458,857	116,270,903
		615,053,325
Software – 3.0%
Activision Blizzard, Inc.	485,200	11,026,170
Adobe Systems, Inc. (a)	1,688,129	124,820,258
Autodesk, Inc. (a)	557,300	32,680,072
Citrix Systems, Inc. (a)	128,800	8,226,456
Fleetmatics Group PLC (a)	384,494	17,244,556
Imperva, Inc. (a)	1,345,847	57,467,667
Intuit, Inc.	877,802	85,111,682
Oracle Corp.	1,360,793	58,718,218
RealPage, Inc. (a)	1,316,927	26,522,910
salesforce.com, Inc. (a)	1,798,857	120,181,636
Xero Ltd. (a)(d)	1,272,305	22,923,323
Yodlee, inc. (d)	511,243	6,881,331
Zendesk, Inc.	1,100,200	24,963,538
		596,767,817
Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	6,452,092	802,833,813
Electronics for Imaging, Inc. (a)	720,106	30,064,426
Hewlett-Packard Co.	3,260,500	101,597,180
SanDisk Corp.	327,500	20,835,550
Western Digital Corp.	295,700	26,911,657
		982,242,626

TOTAL INFORMATION TECHNOLOGY		3,669,822,824

	Shares	Value

MATERIALS – 4.1%
Chemicals – 3.5%
Airgas, Inc.	1,412,755	$149,907,433
CF Industries Holdings, Inc.	116,100	32,935,248
E.I. du Pont de Nemours & Co.	1,297,800	92,753,766
Eastman Chemical Co.	704,641	48,803,436
Ecolab, Inc.	1,285,400	147,024,052
FMC Corp.	679,432	38,897,482
LyondellBasell Industries NV Class A	520,124	45,666,887
Methanex Corp.	378,877	20,284,749
Monsanto Co.	693,876	78,088,805
W.R. Grace & Co. (a)	379,322	37,503,566
		691,865,424
Construction Materials – 0.1%
Eagle Materials, Inc.	343,400	28,694,504
Containers & Packaging – 0.3%
Graphic Packaging Holding Co.	1,425,733	20,730,158
Rock-Tenn Co. Class A	686,796	44,298,342
		65,028,500
Metals & Mining – 0.2%
Nucor Corp.	829,700	39,435,641

TOTAL MATERIALS		825,024,069

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.5%
Cogent Communications Group, Inc.	308,538	10,900,648
inContact, Inc. (a)	1,403,117	15,293,975
Level 3 Communications, Inc. (a)	567,086	30,531,910
Verizon Communications, Inc.	5,090,468	247,549,459
		304,275,992
Wireless Telecommunication Services – 0.2%
SoftBank Corp.	80,200	4,670,804
T-Mobile U.S., Inc. (a)	999,598	31,677,261
Telephone & Data Systems, Inc.	274,133	6,825,912
		43,173,977

TOTAL TELECOMMUNICATION SERVICES		347,449,969

UTILITIES – 2.8%
Electric Utilities – 1.3%
Edison International	536,126	33,491,791
Exelon Corp.	2,059,292	69,212,804
NextEra Energy, Inc.	937,800	97,578,090
PPL Corp.	1,881,400	63,327,924
		263,610,609
Gas Utilities – 0.1%
National Fuel Gas Co.	325,175	19,617,808

5	Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.2%
Calpine Corp. (a)	94,200	$2,154,354
NRG Energy, Inc.	1,485,452	37,418,536
		39,572,890
Multi-Utilities – 1.2%
Dominion Resources, Inc.	1,079,031	76,470,927
NiSource, Inc.	963,277	42,538,312
PG&E Corp.	740,034	39,273,604
Sempra Energy	705,550	76,919,061
		235,201,904

TOTAL UTILITIES		558,003,211

TOTAL COMMON STOCKS
(Cost $15,091,114,489)		19,751,275,756

Preferred Stocks — 0.2%

Convertible Preferred Stocks – 0.1%

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Southwestern Energy Co. Series B 6.25%	452,200	22,786,358

INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (a)(g)	299,866	2,470,896

TOTAL CONVERTIBLE PREFERRED STOCKS		25,257,254

Nonconvertible Preferred Stocks – 0.1%

CONSUMER STAPLES – 0.1%
Beverages – 0.1%
Ambev SA sponsored ADR	1,523,650	8,776,224

TOTAL PREFERRED STOCKS
(Cost $33,501,852)		34,033,478

U.S. Treasury Obligations — 0.0%

	Principal Amount

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 4/9/15 to 6/4/15 (e) (Cost $6,849,916)	$6,850,000	6,849,878
Money Market Funds — 2.4%
	Shares	Value

Fidelity Cash Central Fund, 0.14% (b)	325,674,093	$325,674,093
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	161,872,525	161,872,525

TOTAL MONEY MARKET FUNDS
(Cost $487,546,618)		487,546,618

TOTAL INVESTMENT PORTFOLIO – 101.6%
(Cost $15,619,012,875)		20,279,705,730

NET OTHER ASSETS (LIABILITIES) – (1.6)%		(325,690,270)
NET ASSETS – 100%		$19,954,015,460

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased

Equity Index Contracts
778 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$80,165,120	$166,064

The face value of futures purchased as a percentage of net assets is 0.4%

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,776,899.

(f)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,460,195 or 0.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Quarterly Report	6

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,394
Fidelity Securities Lending Cash Central Fund	338,546
Total	$458,940

Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,906,337,045	$2,898,347,746	$—	$7,989,299
Consumer Staples	1,834,939,474	1,787,565,936	47,373,538	—
Energy	1,628,866,570	1,604,777,690	24,088,880	—
Financials	3,153,886,761	3,153,886,761	—	—
Health Care	3,045,714,100	2,942,592,968	103,121,132	—
Industrials	1,812,794,315	1,812,794,315	—	—
Information Technology	3,672,293,720	3,669,822,824	—	2,470,896
Materials	825,024,069	825,024,069	—	—
Telecommunication Services	347,449,969	342,779,165	4,670,804	—
Utilities	558,003,211	558,003,211	—	—
U.S. Government and Government Agency Obligations	6,849,878	—	6,849,878	—
Money Market Funds	487,546,618	487,546,618	—	—
Total Investments in Securities:	$20,279,705,730	$20,083,141,303	$186,104,232	$10,460,195

Derivative Instruments:
Assets
Futures Contracts	$166,064	$166,064	$—	$—

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $15,647,841,160. Net unrealized appreciation aggregated $4,631,864,570, of which $5,046,220,228 related to appreciated investment securities and $414,355,658 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

7	Quarterly Report

Investments (Unaudited) - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:

Equity-lncome Portfolio

March 31, 2015

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 92.5%

	Shares	Value

CONSUMER DISCRETIONARY – 8.8%
Automobiles – 0.1%
Ford Motor Co.	287,361	$4,638,007
Hotels, Restaurants & Leisure – 2.5%
Darden Restaurants, Inc. (i)	537,199	37,249,379
Dunkin' Brands Group, Inc.	267,900	12,741,324
McDonald's Corp.	467,600	45,562,944
Texas Roadhouse, Inc. Class A	328,697	11,974,432
Yum! Brands, Inc.	586,800	46,192,896
		153,720,975
Household Durables – 0.5%
M.D.C. Holdings, Inc. (f)	434,300	12,377,550
Qingdao Haier Co. Ltd.	1,638,700	6,830,230
Tupperware Brands Corp.	207,500	14,321,650
		33,529,430
Leisure Products – 0.6%
Mattel, Inc.	511,100	11,678,635
New Academy Holding Co. LLC unit (a)(k)(l)	127,200	24,776,016
		36,454,651
Media – 1.5%
Comcast Corp. Class A	1,385,943	78,264,201
Sinclair Broadcast Group, Inc. Class A	498,504	15,658,011
		93,922,212
Multiline Retail – 2.4%
Kohl's Corp. (i)	385,775	30,186,894
Macy's, Inc.	465,300	30,202,623
Target Corp. (i)	1,090,060	89,461,224
		149,850,741
Specialty Retail – 0.8%
Foot Locker, Inc.	404,085	25,457,355
GNC Holdings, Inc.	430,000	21,100,100
		46,557,455
Textiles, Apparel & Luxury Goods – 0.4%
Japan Tobacco, Inc.	717,300	22,677,343

TOTAL CONSUMER DISCRETIONARY		541,350,814

CONSUMER STAPLES – 8.5%
Beverages – 0.8%
Anheuser-Busch InBev SA NV ADR	133,000	16,214,030
Molson Coors Brewing Co. Class B	450,200	33,517,390
		49,731,420
Food & Staples Retailing – 2.4%
CVS Health Corp.	689,800	71,194,258
Tesco PLC	1,920,600	6,855,690
Wal-Mart Stores, Inc.	385,378	31,697,341
Walgreens Boots Alliance, Inc.	419,707	35,540,789
		145,288,078

	Shares	Value

Food Products – 1.0%
B&G Foods, Inc. Class A	287,313	$8,455,622
Kellogg Co.	748,957	49,393,714
Sanderson Farms, Inc. (f)	42,600	3,393,090
		61,242,426
Household Products – 2.4%
Procter & Gamble Co.	1,808,319	148,173,659
Personal Products – 0.3%
Avon Products, Inc.	1,806,000	14,429,940
Tobacco – 1.6%
Lorillard, Inc.	601,215	39,289,400
Philip Morris International, Inc.	430,984	32,466,025
Reynolds American, Inc. (i)	392,600	27,054,066
		98,809,491

TOTAL CONSUMER STAPLES		517,675,014

ENERGY – 9.4%
Energy Equipment & Services – 0.6%
Ensco PLC Class A	731,776	15,418,520
National Oilwell Varco, Inc.	223,706	11,183,063
Oceaneering International, Inc.	176,600	9,524,038
		36,125,621
Oil, Gas & Consumable Fuels – 8.8%
Anadarko Petroleum Corp.	345,486	28,609,696
Apache Corp.	593,068	35,779,792
BG Group PLC	1,412,500	17,336,655
Cameco Corp.	318,700	4,441,242
Chevron Corp. (i)	1,646,280	172,826,474
CONSOL Energy, Inc.	551,435	15,379,522
Foresight Energy LP	380,700	5,935,113
HollyFrontier Corp.	152,485	6,140,571
Kinder Morgan, Inc.	714,800	30,064,488
Legacy Reserves LP	1,001,001	10,130,130
Markwest Energy Partners LP	618,329	40,871,547
Suncor Energy, Inc.	1,940,700	56,709,413
The Williams Companies, Inc.	1,815,749	91,858,742
Williams Partners LP	505,556	24,883,466
		540,966,851

TOTAL ENERGY		577,092,472

FINANCIALS – 25.4%
Banks – 12.4%
Bank of America Corp.	2,610,400	40,174,056
BB&T Corp.	158,900	6,195,511
CIT Group, Inc.	187,438	8,457,203
Comerica, Inc.	621,848	28,064,000
First Niagara Financial Group, Inc.	1,779,614	15,731,788
FirstMerit Corp.	1,135,620	21,644,917
JPMorgan Chase & Co.	4,169,564	252,592,187
KeyCorp	588,395	8,331,673
M&T Bank Corp.	569,391	72,312,657

Quarterly Report	2

Common Stocks – continued

	Shares	Value

FINANCIALS – continued
Banks – continued
PNC Financial Services Group, Inc.	168,500	$15,710,940
Regions Financial Corp.	1,427,000	13,485,150
Standard Chartered PLC (United Kingdom)	1,125,797	18,261,529
SunTrust Banks, Inc.	1,153,900	47,413,751
TCF Financial Corp.	164,800	2,590,656
U.S. Bancorp	1,813,738	79,205,938
Valley National Bancorp (f)	549,200	5,184,448
Wells Fargo & Co.	2,293,586	124,771,078
		760,127,482
Capital Markets – 5.9%
Apollo Global Management LLC Class A	302,742	6,539,227
Apollo Investment Corp. (f)	2,591,463	19,889,479
Ares Capital Corp.	1,475,295	25,330,815
Ares Management LP	588,100	10,903,374
Carlyle Group LP	299,200	8,108,320
Greenhill & Co., Inc.	185,003	7,335,369
KKR & Co. LP	4,306,421	98,229,463
Morgan Stanley	681,075	24,307,567
Pershing Square Holdings Ltd. (a)	88,400	2,342,600
State Street Corp.	550,419	40,472,309
The Blackstone Group LP	2,905,626	112,999,795
TPG Specialty Lending, Inc.	398,000	6,849,580
		363,307,898
Insurance – 4.5%
ACE Ltd.	506,011	56,415,166
Allied World Assurance Co.	344,600	13,921,840
MetLife, Inc.	1,747,670	88,344,719
Prudential Financial, Inc.	357,462	28,707,773
The Chubb Corp.	464,300	46,940,730
The Travelers Companies, Inc.	372,045	40,229,226
		274,559,454
Real Estate Investment Trusts – 2.5%
American Capital Agency Corp.	1,203,948	25,680,211
American Homes 4 Rent (g)	262,132	4,338,285
Annaly Capital Management, Inc.	2,189,509	22,770,894
Coresite Realty Corp.	162,447	7,907,920
Cousins Properties, Inc.	850,300	9,013,180
Duke Realty LP	609,000	13,257,930
First Potomac Realty Trust	1,276,157	15,173,507
Home Properties, Inc.	171,272	11,867,437
Piedmont Office Realty Trust, Inc. Class A	490,424	9,126,791
Retail Properties America, Inc.	659,732	10,575,504
Sabra Health Care REIT, Inc.	189,317	6,275,859
Two Harbors Investment Corp.	873,534	9,276,931
Ventas, Inc.	84,390	6,162,158
		151,426,607

	Shares	Value

Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.	385,508	$6,472,679

TOTAL FINANCIALS		1,555,894,120

HEALTH CARE – 10.5%
Biotechnology – 0.4%
Amgen, Inc. (i)	151,771	24,260,594
Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	354,100	24,255,850
DENTSPLY International, Inc.	208,800	10,625,832
Medtronic PLC	614,952	47,960,106
Meridian Bioscience, Inc.	388,088	7,404,719
St. Jude Medical, Inc.	174,646	11,421,848
		101,668,355
Health Care Providers & Services – 0.3%
UnitedHealth Group, Inc.	170,723	20,194,824
Pharmaceuticals – 8.1%
AbbVie, Inc.	248,900	14,570,606
Astellas Pharma, Inc.	690,300	11,310,497
GlaxoSmithKline PLC	1,980,200	45,584,089
Johnson & Johnson (i)	2,557,368	257,271,215
Merck & Co., Inc.	438,094	25,181,643
Pfizer, Inc. (i)	3,642,012	126,705,597
Sanofi SA	183,732	18,145,199
		498,768,846

TOTAL HEALTH CARE		644,892,619

INDUSTRIALS – 11.0%
Aerospace & Defense – 1.7%
The Boeing Co.	237,000	35,568,960
United Technologies Corp.	603,971	70,785,401
		106,354,361
Air Freight & Logistics – 2.5%
C.H. Robinson Worldwide, Inc.	208,328	15,253,776
PostNL NV (a)	3,595,900	15,319,039
United Parcel Service, Inc. Class B	1,283,337	124,406,689
		154,979,504
Airlines – 0.2%
Copa Holdings SA Class A	108,000	10,904,760
Commercial Services & Supplies – 0.5%
KAR Auction Services, Inc.	542,500	20,577,025
Republic Services, Inc.	155,726	6,316,247
		26,893,272
Electrical Equipment – 0.9%
Eaton Corp. PLC	502,700	34,153,438
Emerson Electric Co.	333,394	18,876,768
		53,030,206
Industrial Conglomerates – 3.5%
General Electric Co.	8,619,976	213,861,605

3	Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued

	Shares	Value

INDUSTRIALS – continued
Machinery – 0.9%
Cummins, Inc.	78,300	$10,855,512
Deere & Co.	287,500	25,210,875
Stanley Black & Decker, Inc.	213,953	20,402,558
		56,468,945
Professional Services – 0.2%
Acacia Research Corp. (f)	589,426	6,306,858
Bureau Veritas SA	272,100	5,848,585
		12,155,443
Road & Rail – 0.2%
Daqin Railway Co. Ltd. (A Shares)	6,426,100	11,433,161
Trading Companies & Distributors – 0.4%
Watsco, Inc.	210,800	26,497,560

TOTAL INDUSTRIALS		672,578,817

INFORMATION TECHNOLOGY – 11.3%
Communications Equipment – 2.9%
Cisco Systems, Inc.	5,044,131	138,839,706
QUALCOMM, Inc.	589,139	40,850,898
		179,690,604
Electronic Equipment & Components – 0.6%
Hitachi Ltd.	1,378,000	9,411,538
TE Connectivity Ltd.	339,761	24,333,683
		33,745,221
Internet Software & Services – 0.9%
Google, Inc. Class A (a)	31,000	17,195,700
Yahoo!, Inc. (a)	792,300	35,205,851
		52,401,551
IT Services – 2.7%
IBM Corp.	635,123	101,937,242
Paychex, Inc.	1,258,331	62,432,093
		164,369,335
Semiconductors & Semiconductor Equipment – 1.6%
Applied Materials, Inc. (i)	1,631,500	36,806,640
Broadcom Corp. Class A	1,015,260	43,955,682
Maxim Integrated Products, Inc.	473,900	16,496,459
Xilinx, Inc.	80,500	3,405,150
		100,663,931
Software – 1.5%
Microsoft Corp. (i)	2,231,024	90,702,281
Technology Hardware, Storage & Peripherals – 1.1%
EMC Corp.	1,541,300	39,395,628
First Data Holdings, Inc. Class B (l)	6,341,091	28,217,855
		67,613,483

TOTAL INFORMATION TECHNOLOGY		689,186,406

	Shares	Value

MATERIALS – 1.4%
Chemicals – 0.6%
LyondellBasell Industries NV Class A	103,515	$9,088,617
Potash Corp. of Saskatchewan, Inc.	555,300	17,901,306
Tronox Ltd. Class A	459,600	9,343,668
		36,333,591
Metals & Mining – 0.8%
Commercial Metals Co.	730,527	11,827,232
Freeport-McMoRan, Inc.	1,033,178	19,578,723
Nucor Corp.	259,200	12,319,776
SunCoke Energy Partners LP	169,017	3,598,372
		47,324,103

TOTAL MATERIALS		83,657,694

TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	1,785,393	58,293,081
TDC A/S (f)	2,171,400	15,562,119
Verizon Communications, Inc.	2,103,459	102,291,211
		176,146,411
Wireless Telecommunication Services – 0.7%
Vodafone Group PLC	13,392,280	43,823,902

TOTAL TELECOMMUNICATION SERVICES		219,970,313

UTILITIES – 2.6%
Electric Utilities – 2.5%
American Electric Power Co., Inc.	573,148	32,239,575
Exelon Corp.	1,529,500	51,406,495
PPL Corp. (i)	654,700	22,037,202
Southern Co. (i)	1,044,989	46,272,113
		151,955,385
Independent Power and Renewable Electricity Producers – 0.1%
Abengoa Yield PLC	252,800	8,539,584

TOTAL UTILITIES		160,494,969

TOTAL COMMON STOCKS (Cost $4,577,154,056)		5,662,793,238

Preferred Stocks – 1.4%

Convertible Preferred Stocks – 1.0%

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Southwestern Energy Co. Series B 6.25%	116,800	5,885,552

FINANCIALS – 0.1%
Real Estate Investment Trusts – 0.1%
Crown Castle International Corp. 4.50%	55,700	5,839,031

Quarterly Report	4

Preferred Stocks – continued

	Shares	Value

Convertible Preferred Stocks – continued

HEALTH CARE – 0.2%
Health Care Equipment & Supplies – 0.1%
Alere, Inc. 3.00%	20,623	$6,857,148
Pharmaceuticals – 0.1%
Actavis PLC 5.50%	2,700	2,732,400

TOTAL HEALTH CARE		9,589,548

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
United Technologies Corp. 7.50%	113,700	6,997,098

TELECOMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	140,600	8,247,596

UTILITIES – 0.4%
Electric Utilities – 0.3%
Exelon Corp. 6.50%	123,200	5,993,680
NextEra Energy, Inc. Series E, 5.599%	158,600	10,797,488
		16,791,168
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc. 5.375% (a)	25,000	2,728,750
Multi-Utilities – 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (a)	120,200	7,903,150

TOTAL UTILITIES		27,423,068

TOTAL CONVERTIBLE PREFERRED STOCKS		63,981,893

Nonconvertible Preferred Stocks – 0.4%

FINANCIALS – 0.4%
Consumer Finance – 0.4%
Ally Financial, Inc.:
7.00% (g)	18,256	18,646,793
Series A, 8.50%	155,954	4,159,293
		22,806,086

TOTAL PREFERRED STOCKS (Cost $75,261,964)		86,787,979

Corporate Bonds – 2.8%

	Principal Amount (d)

Convertible Bonds – 2.2%

CONSUMER DISCRETIONARY – 0.3%
Automobiles – 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	6,400,000	9,572,306
Household Durables – 0.1%
Lennar Corp. 3.25% 11/15/21 (g)		$1,890,000	4,215,881

	Principal Amount (d)	Value

Media – 0.1%
Liberty Media Corp. 3.5% 1/15/31	$7,360,000	$4,054,955

TOTAL CONSUMER DISCRETIONARY		17,843,142

CONSUMER STAPLES – 0.1%
Tobacco – 0.1%
Vector Group Ltd. 2.5% 1/15/19 (i)	4,143,000	5,840,292

ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Amyris, Inc. 3% 2/27/17	1,383,000	1,197,056
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)	2,190,000	1,579,538
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)	8,300,000	8,574,938
Ship Finance International Ltd. 3.25% 2/1/18	3,590,000	3,580,156
		14,931,688
FINANCIALS – 0.3%
Insurance – 0.1%
FNF Group 4.25% 8/15/18	3,560,000	7,177,850
Thrifts & Mortgage Finance – 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)	10,438,000	13,252,085

TOTAL FINANCIALS		20,429,935

HEALTH CARE – 0.6%
Health Care Providers & Services – 0.5%
HealthSouth Corp. 2% 12/1/43	4,448,000	5,482,160
WellPoint, Inc. 2.75% 10/15/42	12,800,000	26,440,000
		31,922,160
Pharmaceuticals – 0.1%
Jazz Investments I Ltd. 1.875% 8/15/21 (g)	2,580,000	3,002,475

TOTAL HEALTH CARE		34,924,635

INFORMATION TECHNOLOGY – 0.6%
Communications Equipment – 0.2%
InterDigital, Inc. 1.5% 3/1/20 (g)	8,130,000	8,074,106
Liberty Interactive LLC 0.75% 3/30/43	2,480,000	3,461,150
		11,535,256
Semiconductors & Semiconductor Equipment – 0.3%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)	5,999,492	1,215,200
3% 12/15/20 (d)	5,580,000	1,729,800
Intel Corp. 3.25% 8/1/39	4,280,000	6,757,050

5	Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued

	Principal Amount (d)	Value

Convertible Bonds – continued

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Microchip Technology, Inc. 1.625% 2/15/25 (g)	$5,460,000	$5,668,163
Micron Technology, Inc. 3% 11/15/43	3,430,000	3,792,294
		19,162,507
Software – 0.1%
TiVo, Inc. 2% 10/1/21 (g)	3,660,000	3,424,388

TOTAL INFORMATION TECHNOLOGY		34,122,151

UTILITIES – 0.1%
Electric Utilities – 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (g)	5,040,000	5,926,284

TOTAL CONVERTIBLE BONDS		134,018,127

Nonconvertible Bonds – 0.6%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Altice SA 7.625% 2/15/25 (g)	7,475,000	7,489,016

CONSUMER STAPLES – 0.1%
Food Products – 0.1%
Post Holdings, Inc. 7.375% 2/15/22	3,100,000	3,208,500

ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Western Refining, Inc. 6.25% 4/1/21	1,155,000	1,149,225

FINANCIALS – 0.0%
Capital Markets – 0.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (g)	2,900,000	3,005,125

HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
HCA Holdings, Inc. 4.25% 10/15/19	3,380,000	3,472,950
Kindred Escrow Corp. II 8.75% 1/15/23 (g)	2,800,000	3,066,000
		6,538,950
INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
APX Group, Inc. 8.75% 12/1/20	4,460,000	4,114,350

	Principal Amount (d)	Value

MATERIALS – 0.1%
Metals & Mining – 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	$4,200,000	$3,528,000
Walter Energy, Inc. 8.5% 4/15/21	5,250,000	315,000
		3,843,000
TELECOMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
T-Mobile U.S.A., Inc. 6.5% 1/15/24	2,280,000	2,382,600

UTILITIES – 0.1%
Independent Power and Renewable Electricity Producers – 0.1%
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 7.375% 11/1/22 (g)	3,350,000	3,521,688

TOTAL NONCONVERTIBLE BONDS		35,252,454

TOTAL CORPORATE BONDS (Cost $156,802,414)		169,270,581

Bank Loan Obligations — 0.1%

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (j)	3,413,306	3,413,306

INDUSTRIALS – 0.1%
Machinery – 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (j)	5,618,171	5,576,035

TOTAL BANK LOAN OBLIGATIONS (Cost $8,964,147)		8,989,341

Preferred Securities — 0.0%

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $3,931,535)	EUR	2,560,000	2,925,445

Quarterly Report	6

Money Market Funds — 5.1%

	Shares	Value

Fidelity Cash Central Fund, 0.14% (b)	286,795,273	$286,795,273
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	24,054,666	24,054,666

TOTAL MONEY MARKET FUNDS (Cost $310,849,939)		310,849,939

TOTAL INVESTMENT PORTFOLIO – 101.9% (Cost $5,132,964,055)		6,241,616,523

NET OTHER ASSETS (LIABILITIES) – (1.9)%		(118,555,987)
NET ASSETS – 100%		$6,123,060,536

Written Options

	Expiration
	Date/Exercise	Number of
	Price	Contracts	Premium	Value

Call Options

Amgen, Inc.	4/17/15 - $160.00	272	$183,261	$(95,200)
Applied Materials, Inc.	4/17/15 - $26.00	5,370	437,333	(42,960)
Chevron Corp.	6/19/15 - $120.00	3,901	495,778	(64,367)
Darden Restaurants, Inc.	4/17/15 - $60.00	2,670	739,617	(2,536,499)
Johnson & Johnson	7/17/15 - $105.00	12,291	1,511,757	(1,720,740)
Kohl's Corp.	4/17/15 - $70.00	1,898	412,958	(1,556,360)
Microsoft Corp.	5/15/15 - $45.00	5,308	420,040	(69,004)
Microsoft Corp.	4/17/15 - $45.00	5,308	229,639	(7,962)
Pfizer, Inc.	4/17/15 - $35.00	18,478	575,577	(720,642)
PPL Corp.	7/17/15 - $35.00	2,962	122,920	(192,530)
Reynolds American, Inc.	5/15/15 - $67.50	2,334	464,199	(1,003,620)
Southern Co.	5/15/15 - $47.00	4,981	174,584	(72,225)
Target Corp.	4/17/15 - $80.00	3,148	547,866	(804,314)

TOTAL WRITTEN OPTIONS			$6,315,529	$8,886,423

7	Quarterly Report

Investments (Unaudited) - continued

Currency Abbreviations

EUR — European Monetary Unit

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Non-income producing – Security is in default.

(e)	Amount is stated in United States dollars unless otherwise noted.

(f)	Security or a portion of the security is on loan at period end.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,810,513 or 1.8% of net assets.
(h)	Security is perpetual in nature with no stated maturity date.

(i)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $374,240,908.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k)	Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(l)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,993,871 or 0.9% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$25,364,364
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,922
Fidelity Securities Lending Cash Central Fund	71,112
Total	$165,034

Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$541,350,814	$493,897,455	$22,677,343	$24,776,016
Consumer Staples	517,675,014	510,819,324	6,855,690	—
Energy	582,978,024	565,641,369	17,336,655	—
Financials	1,584,539,237	1,565,892,444	18,646,793	—
Health Care	654,482,167	579,442,382	75,039,785	—
Industrials	679,575,915	679,575,915	—	—
Information Technology	689,186,406	651,557,013	9,411,538	28,217,855
Materials	83,657,694	83,657,694	—	—
Telecommunication Services	228,217,909	184,394,007	43,823,902	—
Utilities	187,918,037	180,014,887	7,903,150	—
Corporate Bonds	169,270,581	—	169,270,581	—
Bank Loan Obligations	8,989,341	—	8,989,341	—
Preferred Securities	2,925,445	—	2,925,445	—
Money Market Funds	310,849,939	310,849,939	—	—
Total Investments in Securities:	$6,241,616,523	$5,805,742,429	$382,880,223	$52,993,871
Derivative Instruments:
Liabilities
Written Options	$(8,886,423)	$(8,886,423)	$—	$—

Quarterly Report	8

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $5,139,217,441. Net unrealized appreciation aggregated $1,102,399,082, of which $1,387,735,119 related to appreciated investment securities and $285,336,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

March 31, 2015

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 99.9%
	Shares	Value

CONSUMER DISCRETIONARY – 17.5%
Auto Components – 1.2%
Delphi Automotive PLC	221,361	$17,651,326
Gentex Corp.	2,504,192	45,826,714
Johnson Controls, Inc.	252,400	12,731,056
Modine Manufacturing Co. (a)	25,399	342,125
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	295,486
Tenneco, Inc. (a)	224,176	12,872,186
Visteon Corp. (a)	231,422	22,309,081
		112,027,974
Diversified Consumer Services – 0.1%
ServiceMaster Global Holdings, Inc.	211,800	7,148,250
Hotels, Restaurants & Leisure – 2.9%
Brinker International, Inc.	652,167	40,147,401
DineEquity, Inc.	484,200	51,814,242
Jubilant Foodworks Ltd. (a)	75,070	1,781,997
Las Vegas Sands Corp.	432,188	23,787,628
Panera Bread Co. Class A (a)	98,800	15,807,506
Texas Roadhouse, Inc. Class A	1,080,100	39,348,043
The Cheesecake Factory, Inc.	23,031	1,136,119
Wyndham Worldwide Corp.	1,056,700	95,599,649
		269,422,585
Household Durables – 3.7%
Garmin Ltd. (d)	134,200	6,377,184
Harman International Industries, Inc.	149,705	20,005,079
Jarden Corp. (a)	1,472,750	77,908,475
Lennar Corp. Class A	1,557,300	80,683,713
NVR, Inc. (a)	50,767	67,452,082
PulteGroup, Inc.	2,564,800	57,015,504
Whirlpool Corp. (d)	169,799	34,309,586
		343,751,623
Leisure Products – 1.3%
Brunswick Corp.	526,100	27,067,845
Polaris Industries, Inc.	657,119	92,719,491
		119,787,336
Media – 0.9%
Interpublic Group of Companies, Inc.	2,225,885	49,236,576
Naspers Ltd. Class N	62,400	9,620,579
Time Warner Cable, Inc.	173,900	26,064,132
		84,921,287
Multiline Retail – 1.0%
Dollar Tree, Inc. (a)	1,159,600	94,095,742
Specialty Retail – 2.9%
AutoZone, Inc. (a)	48,600	33,152,976
Dick's Sporting Goods, Inc.	535,500	30,518,145
Foot Locker, Inc.	729,087	45,932,481
GNC Holdings, Inc.	518,700	25,452,609
L Brands, Inc.	131,500	12,399,135
Signet Jewelers Ltd.	347,143	48,179,977
TJX Companies, Inc.	594,200	41,623,710

	Shares	Value

Urban Outfitters, Inc. (a)	400,400	$18,278,260
Williams-Sonoma, Inc.	157,900	12,586,209
		268,123,502
Textiles, Apparel & Luxury Goods – 3.5%
Deckers Outdoor Corp. (a)	617,800	45,019,086
G-III Apparel Group Ltd. (a)	848,483	95,581,610
Hanesbrands, Inc.	2,823,200	94,605,432
Page Industries Ltd.	21,178	4,669,302
PVH Corp.	327,000	34,845,120
Ralph Lauren Corp.	261,800	34,426,700
VF Corp.	212,776	16,024,161
		325,171,411

TOTAL CONSUMER DISCRETIONARY		1,624,449,710

CONSUMER STAPLES – 2.7%
Beverages – 0.7%
C&C Group PLC	1,417,668	5,815,386
Dr. Pepper Snapple Group, Inc.	805,825	63,241,146
		69,056,532
Food & Staples Retailing – 1.3%
CVS Health Corp.	650,647	67,153,277
Kroger Co.	643,700	49,346,042
		116,499,319
Food Products – 0.7%
Archer Daniels Midland Co.	404,454	19,171,120
Britannia Industries Ltd. (a)	16,320	565,647
Bunge Ltd.	509,788	41,986,140
Ingredion, Inc.	92,005	7,159,829
		68,882,736

TOTAL CONSUMER STAPLES		254,438,587

ENERGY – 3.2%
Energy Equipment & Services – 1.2%
Baker Hughes, Inc.	276,781	17,597,736
Dril-Quip, Inc. (a)	476,300	32,574,157
Halliburton Co.	809,600	35,525,248
Oceaneering International, Inc.	565,700	30,508,201
		116,205,342
Oil, Gas & Consumable Fuels – 2.0%
Apache Corp.	365,696	22,062,440
Chesapeake Energy Corp. (d)	666,500	9,437,640
Cimarex Energy Co.	330,252	38,008,703
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	54,903	3,623,598
EOG Resources, Inc.	121,900	11,177,011
Newfield Exploration Co. (a)	606,500	21,282,085
Phillips 66 Co.	236,685	18,603,441
Suncor Energy, Inc.	1,799,000	52,568,781

Quarterly Report	2

Common Stocks – continued
	Shares	Value

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Teekay Tankers Ltd.	85,400	$490,196
Western Refining, Inc.	148,200	7,319,598
		184,573,494

TOTAL ENERGY		300,778,836

FINANCIALS – 15.8%
Banks – 3.7%
Boston Private Financial Holdings, Inc.	1,721,716	20,918,849
CIT Group, Inc.	238,800	10,774,656
Comerica, Inc.	649,429	29,308,731
Commerce Bancshares, Inc.	739,180	31,282,098
First Citizen Bancshares, Inc.	44,300	11,504,267
First Commonwealth Financial Corp.	1,162,500	10,462,500
First Republic Bank	236,100	13,478,949
Hilltop Holdings, Inc. (a)	76,100	1,479,384
Huntington Bancshares, Inc.	4,655,816	51,446,767
Investors Bancorp, Inc.	2,106,700	24,690,524
Lakeland Financial Corp.	549,346	22,292,461
M&T Bank Corp.	108,700	13,804,900
PacWest Bancorp	252,293	11,830,019
Prosperity Bancshares, Inc.	140,000	7,347,200
Regions Financial Corp.	1,400,400	13,233,780
SunTrust Banks, Inc.	910,465	37,411,007
UMB Financial Corp.	496,000	26,233,440
		337,499,532
Capital Markets – 3.1%
Ameriprise Financial, Inc.	578,413	75,679,557
E*TRADE Financial Corp. (a)	156,600	4,471,713
Invesco Ltd.	1,276,000	50,644,440
Lazard Ltd. Class A	927,645	48,784,851
Raymond James Financial, Inc.	718,595	40,801,824
The Blackstone Group LP	1,349,535	52,483,416
Virtus Investment Partners, Inc.	125,600	16,424,712
		289,290,513
Consumer Finance – 1.2%
American Express Co.	180,789	14,123,237
Capital One Financial Corp.	268,600	21,171,052
SLM Corp.	6,635,600	61,578,368
Springleaf Holdings, Inc. (a)	304,600	15,769,142
		112,641,799
Diversified Financial Services – 1.1%
CRISIL Ltd.	84,555	2,729,241
McGraw Hill Financial, Inc.	824,430	85,246,062
Moody's Corp.	166,800	17,313,840
		105,289,143
Insurance – 3.8%
AFLAC, Inc.	739,600	47,341,796
Bajaj Finserv Ltd. (a)	58,922	1,338,317

	Shares	Value

Fidelity & Guaranty Life	264,719	$5,612,043
First American Financial Corp.	1,147,200	40,932,096
Hiscox Ltd.	1,733,160	21,878,951
Marsh & McLennan Companies, Inc.	1,175,484	65,932,898
Primerica, Inc.	551,820	28,087,638
Principal Financial Group, Inc.	1,134,000	58,253,580
Reinsurance Group of America, Inc.	660,458	61,548,081
The Chubb Corp.	184,900	18,693,390
		349,618,790
Real Estate Investment Trusts – 0.3%
Altisource Residential Corp. Class B	349,209	7,284,500
American Realty Capital Properties, Inc.	549,100	5,408,635
Digital Realty Trust, Inc.	110,300	7,275,388
Mid-America Apartment Communities, Inc.	120,500	9,311,035
SL Green Realty Corp.	8,300	1,065,554
		30,345,112
Real Estate Management & Development – 2.2%
CBRE Group, Inc. (a)	2,651,323	102,632,713
Jones Lang LaSalle, Inc.	569,460	97,035,984
		199,668,697
Thrifts & Mortgage Finance – 0.4%
Beneficial Bancorp, Inc. (a)	363,662	4,105,744
Housing Development Finance Corp. Ltd.	349,130	7,375,769
Ladder Capital Corp. Class A	1,434,999	26,561,831
		38,043,344

TOTAL FINANCIALS		1,462,396,930

HEALTH CARE – 14.1%
Biotechnology – 0.3%
United Therapeutics Corp. (a)	147,100	25,365,189
Health Care Equipment & Supplies – 3.8%
Boston Scientific Corp. (a)	4,688,403	83,219,153
DENTSPLY International, Inc.	899,600	45,780,644
Hologic, Inc. (a)	2,180,424	72,008,503
Steris Corp. (d)	1,292,700	90,838,029
Zimmer Holdings, Inc.	481,700	56,609,384
		348,455,713
Health Care Providers & Services – 5.2%
Cardinal Health, Inc.	1,283,147	115,829,680
Catamaran Corp. (a)	348,700	20,758,738
Community Health Systems, Inc. (a)	568,600	29,726,408
DaVita HealthCare Partners, Inc. (a)	851,100	69,177,408
HCA Holdings, Inc. (a)	852,435	64,128,685
McKesson Corp.	414,150	93,680,730
Molina Healthcare, Inc. (a)	112,800	7,590,312
Omnicare, Inc.	1,063,722	81,970,417
		482,862,378
Health Care Technology – 0.5%
MedAssets, Inc. (a)	2,581,900	48,591,358

3	Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	678,206	$28,179,459
Bruker Corp. (a)	573,400	10,590,698
Thermo Fisher Scientific, Inc.	604,013	81,143,106
		119,913,263
Pharmaceuticals – 3.0%
Actavis PLC (a)	251,245	74,775,537
Jazz Pharmaceuticals PLC (a)	386,171	66,726,487
Mallinckrodt PLC (a)	548,950	69,524,518
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,139,156	70,969,419
		281,995,961

TOTAL HEALTH CARE		1,307,183,862

INDUSTRIALS – 16.6%
Aerospace & Defense – 2.8%
Curtiss-Wright Corp.	754,548	55,791,279
Esterline Technologies Corp. (a)	261,148	29,880,554
Huntington Ingalls Industries, Inc.	238,200	33,383,730
Rockwell Collins, Inc.	332,283	32,081,924
Textron, Inc.	2,518,581	111,648,696
		262,786,183
Air Freight & Logistics – 1.0%
FedEx Corp.	574,811	95,102,480
Airlines – 1.7%
Allegiant Travel Co.	23,400	4,499,586
Southwest Airlines Co.	927,500	41,088,250
Spirit Airlines, Inc. (a)	1,470,413	113,751,150
		159,338,986
Building Products – 0.4%
A.O. Smith Corp.	206,400	13,552,224
Apogee Enterprises, Inc.	147,171	6,357,787
Lennox International, Inc.	122,756	13,710,618
		33,620,629
Commercial Services & Supplies – 0.7%
Copart, Inc. (a)	110,300	4,143,971
G&K Services, Inc. Class A	201,600	14,622,048
Herman Miller, Inc.	301,500	8,369,640
HNI Corp.	207,677	11,457,540
KAR Auction Services, Inc.	270,882	10,274,554
Republic Services, Inc.	392,313	15,912,215
		64,779,968
Construction & Engineering – 1.4%
EMCOR Group, Inc.	1,130,228	52,521,695
Granite Construction, Inc.	20,236	711,093
Jacobs Engineering Group, Inc. (a)	988,955	44,661,208
Quanta Services, Inc. (a)	1,046,521	29,857,244
		127,751,240

	Shares	Value

Electrical Equipment – 0.1%
AMETEK, Inc.	184,200	$9,677,868
Industrial Conglomerates – 0.5%
Roper Industries, Inc.	269,936	46,428,992
Machinery – 5.0%
AGCO Corp. (d)	746,700	35,572,788
Caterpillar, Inc.	395,765	31,673,073
Colfax Corp. (a)	192,100	9,168,933
Cummins, Inc.	303,775	42,115,366
Deere & Co.	365,300	32,033,157
IDEX Corp.	17,400	1,319,442
Illinois Tool Works, Inc.	516,467	50,169,604
Ingersoll-Rand PLC	568,745	38,720,160
Manitowoc Co., Inc.	876,579	18,899,043
Mueller Industries, Inc.	715,004	25,833,095
Rexnord Corp. (a)	1,084,534	28,946,212
Snap-On, Inc.	577,300	84,897,738
Stanley Black & Decker, Inc.	50,100	4,777,536
Valmont Industries, Inc.	167,381	20,567,777
Wabtec Corp.	115,860	11,007,859
Woodward, Inc.	529,407	27,005,051
		462,706,834
Professional Services – 0.9%
Corporate Executive Board Co.	190,700	15,229,302
Dun & Bradstreet Corp.	521,905	66,991,726
		82,221,028
Road & Rail – 1.7%
ArcBest Corp.	527,600	19,990,764
Con-way, Inc.	1,591,565	70,235,763
CSX Corp.	651,600	21,580,992
J.B. Hunt Transport Services, Inc.	40,800	3,484,116
Saia, Inc. (a)	807,505	35,772,472
Swift Transporation Co. (a)	229,578	5,973,620
		157,037,727
Trading Companies & Distributors – 0.4%
Air Lease Corp. Class A	585,184	22,084,844
GATX Corp.	61,147	3,545,303
Misumi Group, Inc.	256,600	10,341,317
		35,971,464

TOTAL INDUSTRIALS		1,537,423,399

INFORMATION TECHNOLOGY – 25.7%
Communications Equipment – 1.5%
Aruba Networks, Inc. (a)	416,400	10,197,636
Brocade Communications Systems, Inc.	862,503	10,233,598
CommScope Holding Co., Inc. (a)	1,144,190	32,655,183
F5 Networks, Inc. (a)	596,854	68,602,399
Juniper Networks, Inc.	315,362	7,120,874
Nokia Corp. sponsored ADR	1,623,000	12,302,340
		141,112,030

Quarterly Report	4

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Components – 3.7%
Arrow Electronics, Inc. (a)	684,180	$41,837,607
Avnet, Inc.	822,930	36,620,385
Belden, Inc.	319,000	29,845,640
CDW Corp.	2,134,020	79,470,905
Jabil Circuit, Inc.	298,200	6,971,916
Keysight Technologies, Inc. (a)	362,953	13,483,704
Methode Electronics, Inc. Class A	768,700	36,159,648
TE Connectivity Ltd.	873,766	62,579,121
Trimble Navigation Ltd. (a)	1,549,900	39,057,480
		346,026,406
Internet Software & Services – 0.5%
Google, Inc. Class C (a)	65,970	36,151,560
Tencent Holdings Ltd.	545,300	10,355,202
		46,506,762
IT Services – 9.1%
Alliance Data Systems Corp. (a)	251,490	74,503,913
Blackhawk Network Holdings, Inc. (a)	282,294	10,035,552
Broadridge Financial Solutions, Inc.	344,203	18,934,607
Cognizant Technology Solutions Corp. Class A (a)	30,900	1,927,851
Euronet Worldwide, Inc. (a)	1,292,277	75,921,274
EVERTEC, Inc.	1,010,593	22,091,563
Fidelity National Information Services, Inc.	1,409,477	95,929,005
Fiserv, Inc. (a)	970,514	77,058,812
FleetCor Technologies, Inc. (a)	384,740	58,064,961
Genpact Ltd. (a)	2,931,288	68,152,446
Global Payments, Inc.	1,332,788	122,190,004
Maximus, Inc.	437,900	29,234,204
The Western Union Co.	1,456,348	30,306,602
Total System Services, Inc.	2,333,810	89,034,852
Visa, Inc. Class A	410,000	26,818,100
Xerox Corp.	3,082,749	39,613,325
		839,817,071
Semiconductors & Semiconductor Equipment – 6.9%
Altera Corp.	1,068,000	45,827,880
Atmel Corp.	6,201,033	51,034,502
Broadcom Corp. Class A	1,313,300	56,859,324
Cypress Semiconductor Corp.	576,400	8,133,004
Freescale Semiconductor, Inc. (a)	2,940,418	119,851,438
Intersil Corp. Class A	817,100	11,700,872
Microchip Technology, Inc. (d)	246,029	12,030,818
NVIDIA Corp.	2,089,433	43,721,386
NXP Semiconductors NV (a)	1,308,223	131,293,247
PMC-Sierra, Inc. (a)	7,059,850	65,515,408
Qorvo, Inc. (a)	831,500	66,270,550
Semtech Corp. (a)	929,800	24,774,521
		637,012,950
Software – 3.2%
Activision Blizzard, Inc.	1,350,700	30,694,658

	Shares	Value

Cadence Design Systems, Inc. (a)(d)	3,077,700	$56,752,788
Electronic Arts, Inc. (a)	1,665,790	97,973,439
Intuit, Inc.	230,497	22,348,989
Parametric Technology Corp. (a)	950,741	34,388,302
Rovi Corp. (a)	452,397	8,238,149
Synopsys, Inc. (a)	1,036,549	48,012,950
		298,409,275
Technology Hardware, Storage & Peripherals – 0.8%
EMC Corp.	1,525,939	39,003,001
Super Micro Computer, Inc. (a)	1,184,009	39,320,939
		78,323,940

TOTAL INFORMATION TECHNOLOGY		2,387,208,434

MATERIALS – 3.7%
Chemicals – 2.8%
Albemarle Corp. U.S.	550,856	29,107,231
Ashland, Inc.	85,526	10,888,315
Cytec Industries, Inc.	1,454,266	78,588,535
Eastman Chemical Co.	559,500	38,750,970
Ferro Corp. (a)	1,638,609	20,564,543
Methanex Corp.	253,800	13,588,234
PolyOne Corp.	966,160	36,086,076
Potash Corp. of Saskatchewan, Inc. (d)	266,600	8,594,432
Praxair, Inc.	212,400	25,645,176
		261,813,512
Containers & Packaging – 0.1%
Aptargroup, Inc.	188,330	11,962,722
Metals & Mining – 0.4%
B2Gold Corp. (a)	6,375,000	9,513,047
Constellium NV (a)	1,033,264	20,995,924
New Gold, Inc. (a)	2,025,320	6,796,108
		37,305,079
Paper & Forest Products – 0.4%
Boise Cascade Co. (a)	853,764	31,981,999

TOTAL MATERIALS		343,063,312

UTILITIES – 0.6%
Electric Utilities – 0.4%
Exelon Corp.	999,300	33,586,473
OGE Energy Corp.	293,000	9,261,730
		42,848,203
Independent Power and Renewable Electricity Producers – 0.1%
Dynegy, Inc. (a)	228,800	7,191,184

5	Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

UTILITIES – continued
Multi-Utilities – 0.1%
CMS Energy Corp.	159,419	$5,565,317
NiSource, Inc.	88,221	3,895,839
		9,461,156

TOTAL UTILITIES		59,500,543

TOTAL COMMON STOCKS
(Cost $7,374,868,220)		9,276,443,613

Nonconvertible Preferred Stocks — 0.1%

FINANCIALS – 0.1%
Capital Markets – 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $8,287,786)	402,766	10,572,608
Money Market Funds — 0.6%
	Shares	Value

Fidelity Cash Central Fund, 0.14% (b)	474	$474
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	55,574,425	55,574,425

TOTAL MONEY MARKET FUNDS
(Cost $55,574,899)		55,574,899

TOTAL INVESTMENT PORTFOLIO – 100.6%
(Cost $7,438,730,905)		9,342,591,120

NET OTHER ASSETS (LIABILITIES) – (0.6)%		(58,819,633)
NET ASSETS – 100%		$9,283,771,487

Legend

(a)	Non-income producing

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,269
Fidelity Securities Lending Cash Central Fund	76,768
Total	$78,037

Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,624,449,710	$1,624,154,224	$—	$295,486
Consumer Staples	254,438,587	254,438,587	—	—
Energy	300,778,836	300,778,835	1	—
Financials	1,472,969,538	1,472,969,538	—	—
Health Care	1,307,183,862	1,307,183,862	—	—
Industrials	1,537,423,399	1,527,082,082	10,341,317	—
Information Technology	2,387,208,434	2,376,853,232	10,355,202	—
Materials	343,063,312	343,063,312	—	—
Utilities	59,500,543	59,500,543	—	—
Money Market Funds	55,574,899	55,574,899	—	—
Total Investments in Securities:	$9,342,591,120	$9,321,599,114	$20,696,520	$295,486

Quarterly Report	6

Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $7,460,407,044. Net unrealized appreciation aggregated $1,882,184,076, of which $2,115,606,878 related to appreciated investment securities and $233,422,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 29, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 29, 2015